                                                             File Nos. 033-39702
                                                                       811-06293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 39

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 92

                            SEPARATE ACCOUNT VA-K OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                                20 Guest Street
                         Brighton, Massachusetts 02135
                           Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

                               Sarah M. Patterson
              Senior Vice President, Associate General Counsel and
                              Assistant Secretary
                Commonwealth Annuity and Life Insurance Company
                                20 Guest Street
                         Brighton, Massachusetts 02135
                           Telephone: (860) 325-1538
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2018 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2017 and was filed before March 30, 2018.



               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           BRIGHTON, MASSACHUSETTS


This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated May 1, 2018 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds (certain funds may not be available in all states):


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE
INSURANCE FUNDS)(SERIES I SHARES)                SHARES)
Invesco V.I. Health Care Fund(1)                 Goldman Sachs Equity Index Fund
FORETHOUGHT VARIABLE INSURANCE TRUST (CLASS I)   Goldman Sachs Global Trends Allocation Fund
Global Atlantic BlackRock Allocation Portfolio   Goldman Sachs Government Money Market Fund
Global Atlantic BlackRock Disciplined Core       Goldman Sachs High Quality Floating Rate Fund
Portfolio                                        MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Global Atlantic BlackRock Disciplined            MFS(R) Utilities Series
International Core Portfolio                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
Global Atlantic BlackRock Disciplined Mid Cap    SHARES)
Growth Portfolio                                 Oppenheimer Conservative Balanced Fund/VA
Global Atlantic BlackRock Disciplined Value      Oppenheimer Global Strategic Income Fund/VA
Portfolio                                        PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Global Atlantic BlackRock High Yield Portfolio   Pioneer Real Estate Shares VCT Portfolio
Global Atlantic Goldman Sachs Core Fixed
Income Portfolio
Global Atlantic Goldman Sachs Large Cap
Growth Insights Portfolio
FORETHOUGHT VARIABLE INSURANCE TRUST (CLASS II)
Global Atlantic BlackRock Disciplined Small Cap
Portfolio
Global Atlantic BlackRock Disciplined U.S. Core
Portfolio
Global Atlantic Goldman Sachs Global Equity
Insights Portfolio
Global Atlantic Goldman Sachs Mid Cap Value
Insights Portfolio



-------------------------------
(1) Name Change effective April 30, 2018. Formerly known as Invesco V.I. Global Health Care Fund.

Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invest in the underlying funds listed below:

EATON VANCE VARIABLE TRUST (INITIAL CLASS)
Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.







                              DATED MAY 1, 2018

                             TABLE OF CONTENTS




SPECIAL TERMS.............................................................    4
SUMMARY OF FEES AND EXPENSES..............................................    5
SUMMARY OF THE POLICY FEATURES............................................    9
PERFORMANCE INFORMATION...................................................   12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
  UNDERLYING FUNDS........................................................   14
INVESTMENT OBJECTIVES AND POLICIES........................................   16
WHAT IS AN ANNUITY?.......................................................   19
CHARGES AND DEDUCTIONS....................................................   20
  SURRENDER CHARGE........................................................   20
  PREMIUM TAXES...........................................................   23
  POLICY FEE..............................................................   23
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY
    PAYOUT (M-GAP) RIDER..................................................   23
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS..........................   24
THE VARIABLE ANNUITY POLICIES.............................................   25
  DISRUPTIVE TRADING......................................................   25
  PURCHASE PAYMENTS.......................................................   26
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY...........................   27
  RIGHT TO CANCEL ALL OTHER POLICIES......................................   27
  TELEPHONE TRANSACTION PRIVILEGE.........................................   27
  TRANSFER PRIVILEGE......................................................   28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS...........   28
  SURRENDER...............................................................   29
  PARTIAL REDEMPTION......................................................   29
  DEATH BENEFIT...........................................................   30
  THE SPOUSE OF THE OWNER AS BENEFICIARY..................................   31
  ASSIGNMENT..............................................................   31
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.......................   32
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS..........................   33
  NORRIS DECISION.........................................................   34
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS...............   34
FEDERAL TAX CONSIDERATIONS................................................   37
LOANS (QUALIFIED POLICIES ONLY)...........................................   46
STATEMENTS AND REPORTS....................................................   46
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................   47
VOTING RIGHTS.............................................................   48
CHANGES TO COMPLY WITH LAW AND AMENDMENTS.................................   48
DISTRIBUTION..............................................................   48
LEGAL MATTERS.............................................................   49
FURTHER INFORMATION.......................................................   49
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT....................  A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................  B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)............  C-1
APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER....................................................  D-1

                   STATEMENT OF ADDITIONAL INFORMATION
                            TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY.............    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS.................................................    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    7
PERFORMANCE INFORMATION..................................................    8
FINANCIAL STATEMENTS.....................................................   14
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT VA-K......................................  F-1


                                SPECIAL TERMS

ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity payments begin.

ANNUITANT:    the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE:    the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for payments which
remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
Separate Account.

SEPARATE ACCOUNT:    Separate Account VA-K of the Company. Separate Account
VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT:    a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                                 MAXIMUM CHARGE
                                                                          -----------------------------
          SURRENDER CHARGE(1):
          (as a percentage of payments withdrawn).......................              8.0%

          TRANSFER CHARGE(2):...........................................        $0 on the first 12
                                                                               transfers in a Policy
                                                                                year. Up to $25 for
                                                                               subsequent transfers


           -------------------
           (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

             COMPLETE YEARS FROM DATE OF PAYMENT                             CHARGE
             --------------------------------------------------------------  -------
             0-2...........................................................      8%
             3.............................................................      7%
             4.............................................................      6%
             5.............................................................      5%
             6.............................................................      4%
             7.............................................................      3%
             8.............................................................      2%
             9.............................................................      1%
             Thereafter....................................................      0%

           (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:


           ANNUAL POLICY FEE:(1)...............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.20%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.45%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)...................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)...............................................  0.15%


           -------------------
           (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


The table below shows the minimum and maximum expenses of the Funds for the year ended December 31, 2017. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.




TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                           MAXIMUM
----------------------------------------       ----------------------------       ---------------------------
Expenses that are deducted from                  Annual charge of 0.44% of          Annual charge of 1.37%
Underlying Fund assets, including                average daily net assets         of average daily net assets
management fees, distribution and/or
service (12b-1) fees and other expenses.



------------------------------
The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,048  $1,629   $2,129    $3,430


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........    $315    $963    $1,635    $3,430


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $939    $1,299   $1,547    $2,264


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:



                                                                1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $197     $609    $1,047    $2,264


                       SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.


TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.


CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.


PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.


CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE.    No sales charge is deducted from purchase payments at the
time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE.    During the accumulation phase, a Policy Fee equal to the
lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES.    A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES.    The Company will deduct a daily charge,
equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE.    The Company currently makes no charge for transfers. The
Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND.    In addition to the charges described above,
each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.


SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX
CONSIDERATIONS.


DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

(b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

(c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                           PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage. The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in a Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Government Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"),

Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

              DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                          AND THE UNDERLYING FUNDS


THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400.


The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company. Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.


The Company also originates assets through reinsurance transactions. The Company provides reinsurance solutions to meet the strategic, risk management and capital goals of retirement and life insurance companies. In order to generate reinsurance opportunities, employees supporting this origination channel target over 50 retirement and life insurance companies that management believes may seek to transact in the reinsurance market.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se(2), LLC ("se(2)"), 5801 SW 6th Avenue, Topeka, KS, 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2) may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 11741 Missouri Bottom Road, Hazelwood, MO 63042; NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.



In addition to se(2), the Company also directly retains Merrill Corporation (regulatory filings, policy print and mailing) located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606.


At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT.    The Company maintains a separate account called
Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


                                            INVESTMENT                          INVESTMENT
FUNDING OPTION                           OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
----------------------------------  --------------------------  -----------------------------------------

AIM VARIABLE INSURANCE FUNDS
   (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Health Care Fund--     Seeks long-term growth of   Invesco Advisers, Inc.
   Series I(1)                      capital.


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate        Seeks to provide a high     Eaton Vance Management
   Income Fund--Initial Class       level of current income.


FORETHOUGHT VARIABLE INSURANCE TRUST
Global Atlantic BlackRock           Seeks to provide total      Global Atlantic Investment Advisors,
   Allocation Portfolio--Class I    return.                     LLC; Sub-advised by BlackRock
                                                                Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Core Portfolio--     term capital appreciation.  LLC; Sub-advised by BlackRock
   Class I                                                      Investment Management, LLC

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined International Core   term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class I                                           Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Mid Cap Growth       term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class I                                           Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Small Cap            term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class II                                          Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Value Portfolio--    term capital appreciation.  LLC; Sub-advised by BlackRock
   Class I                                                      Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined U.S. Core            term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class II                                          Investment Management, LLC.

Global Atlantic BlackRock High      Seeks to provide total      Global Atlantic Investment Advisors,
   Yield Portfolio--Class I         return.                     LLC; Sub-advised by BlackRock
                                                                Investment Management, LLC.


                                           INVESTMENT                          INVESTMENT
FUNDING OPTION                          OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
---------------------------------  ---------------------------  ----------------------------------------
Global Atlantic Goldman Sachs      Seeks to provide total       Global Atlantic Investment Advisors,
   Core Fixed Income Portfolio--   return consisting of         LLC; Sub-advised by Goldman Sachs
   Class I                         capital appreciation and     Asset Management, LLC.
                                   income.

Global Atlantic Goldman Sachs      Seeks to provide long-       Global Atlantic Investment Advisors,
   Global Equity Insights          term capital appreciation.   LLC; Sub-advised by Goldman Sachs
   Portfolio--Class II                                          Asset Management, LLC.

Global Atlantic Goldman Sachs      Seeks to provide long-       Global Atlantic Investment Advisors,
   Large Cap Growth Insights       term capital appreciation.   LLC; Sub-advised by Goldman Sachs
   Portfolio--Class I                                           Asset Management, LLC.

Global Atlantic Goldman Sachs      Seeks to provide long-       Global Atlantic Investment Advisors,
   Mid Cap Value Insights          term capital appreciation.   LLC; Sub-advised by Goldman Sachs
   Portfolio--Class II                                          Asset Management, LLC.


GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Equity Index         Seeks to achieve             Goldman Sachs Asset Management, L.P.
   Fund--Service Shares            investment results that      Sub-advised by SSgA Funds
                                   correspond to the            Management, Inc.
                                   aggregate price and yield
                                   performance of the
                                   benchmark index that
                                   measures the investment
                                   returns of large
                                   capitalization stocks.

Goldman Sachs Global Trends        Seeks total return while     Goldman Sachs Asset Management, L.P.
   Allocation Fund--Service        seeking to provide
   Shares                          volatility management.

Goldman Sachs Government           Seeks to maximize current    Goldman Sachs Asset Management, L.P.
   Money Market Fund--Service      income to the extent
   Shares                          consistent with the
                                   preservation of capital
                                   and the maintenance of
                                   liquidity by investing
                                   exclusively in high quality
                                   money market
                                   instruments.

Goldman Sachs High Quality         Seeks to provide a high      Goldman Sachs Asset Management, L.P.
   Floating Rate Fund--Service     level of current income,
   Shares                          consistent with low
                                   volatility of principal.


MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series--Service   Seeks total return.          MFS(R) Investment Management
   Class


                                             INVESTMENT                          INVESTMENT
FUNDING OPTION                            OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
-----------------------------------  ---------------------------  -----------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Conservative             Seeks total return.          OFI Global Asset Management Inc. Sub-
   Balanced Fund/VA--Service                                      advised by OppenheimerFunds, Inc.
   Shares

Oppenheimer Global Strategic         Seeks total return.          OFI Global Asset Management Inc. Sub-
   Income Fund/VA--Service                                        advised by OppenheimerFunds, Inc.
   Shares


PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT       Seek long-term growth of     Amundi Pioneer Management, Inc.
   Portfolio--Class II               capital. Current income is
                                     a secondary objective.



(1) Name change effective April 30, 2018. Formerly known as Invesco V.I. Global Health Care Fund.



PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs Government Money Market Sub-Account until the Fund is liquidated.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                           CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.


SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

     All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION.    If a Policy is surrendered, or
if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:


                                                                   CHARGE AS PERCENTAGE OF
         YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL          NEW PAYMENTS WITHDRAWN
         -------------------------------------------------------  ------------------------
         0-2....................................................             8%
         3......................................................             7%
         4......................................................             6%
         5......................................................             5%
         6......................................................             4%
         7......................................................             3%
         8......................................................             2%
         9......................................................             1%
         more than 9............................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS.    In each calendar year, the Company will waive the
surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:    100% of Cumulative Earnings (calculated as the Accumulated
                 Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where (2) is:    10% of the Accumulated Value as of the Valuation Date
                 coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is:    The amount calculated under the Company's life expectancy
                 distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution
                 (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses a
period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE.    The Company paid sales commissions, not to exceed 6% of
initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the


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
Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.


POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:


     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
       waiting period                                                                   0.25%

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
       waiting period                                                                   0.15%

FOR A DESCRIPTION OF THIS RIDER, SEE "APPENDIX D--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a daily charge
against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE.    The Company currently makes no charge for transfers. The
Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                        THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs Government Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office, of se(2), Inc., (an affiliate of Security Benefit Life Insurance Company), located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account may be subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs Government Money Market Fund or the Goldman Sachs Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.


PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms.

You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."


DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the


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
death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.


THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.


ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee


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
appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.



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

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs U.S. Equity Insights Fund, and the Goldman Sachs Government Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED.    A
variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY.    A variable annuity payable
periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

     Where:    (1)   is the dollar amount of the Accumulated Value divided by
                     the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

               (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    A variable annuity
payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    A variable
annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC
NUMBER OF YEARS).    A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for


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
mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on (1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.


COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT.    Each net purchase payment is allocated to the
investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

NET INVESTMENT FACTOR.    The net investment factor is an index that measures
the investment performance of a Sub-Account from one Valuation Period to the next. This factor is determined by the following formula:

      (1)  divided by (2) minus 3, where:

           (1)    is:

                 - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus



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
                - the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

                - a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

          (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

          (3) is the factor representing asset-based charges (the mortality and expense risk charge, and the administration charge)

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

      - For life annuity options the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.



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
DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.




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

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus.

These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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
DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DEFINITION OF SPOUSE UNDER FEDERAL LAW.    The right of a spouse to continue
the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.



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
DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal, or

      - if distributed under an Annuity Option is taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2;

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;



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
      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.



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
Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").



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Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided


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
explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.



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
Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.





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

                       LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.


                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.





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

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.



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

                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.


                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.


                                DISTRIBUTION


Global Atlantic Distributors LLC ("Global" or "Principal Underwriter"), a Delaware company located at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089, is principal underwriter for the Policies. Global is a wholly-owned subsidiary of Global Atlantic (Fin) Company.


The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Global for services it performs and expenses it may incur as principal underwriter and general distributor.



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

                                LEGAL MATTERS


Currently, there are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:



      - the Separate Account; or



      - the ability of the principal underwriter to perform its contract with the Separate Account; or



      - our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.



In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for the Company's subsidiaries First Allmerica Life Insurance Company and Accordia Life Insurance Company) from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC, ("the Conversion") the Company's subsidiaries expect to incur a variety of litigation-related costs. The Company's subsidiaries have received formal and informal inquiries from state regulators concerning policyholder complaints and possible violations of state insurance laws, which may result in fines, monetary settlements or proceedings. The Company's subsidiaries have also received an indemnification notice related to regulatory matters and also have been named in lawsuits involving conversion-related issues and may face additional filed or threatened claims, including from policyholders or agents. Although the ultimate legal and financial responsibility cannot be estimated at this time and the actual future expenditures to address Conversion related matters may be materially different from the amount accrued or reserved, certain liabilities are probable and can be reasonably estimated. Accordingly, Global Atlantic has recorded litigation reserve in its consolidated financial statements.



                             FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.



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
                                 APPENDIX A

                 MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2017.



                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015        2014        2013
-------------------------------------  ----------  -----------  -----------  ----------  ----------

GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
(SUBTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS CORE FIXED INCOME PORTFOLIO
   (CLASS I) ON MARCH 2, 2018
Unit Value:
  Beginning of Period................       2.676        2.643        2.675       2.570       2.644
  End of Period......................       2.720        2.676        2.643       2.675       2.570
Number of Units Outstanding at End of
  Period (in thousands)..............   7,627.341    8,203.171    9,076.626  10,602.988  12,036.407
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period................       6.055        5.513        5.542       4.967       3.823
  End of Period......................       7.239        6.055        5.513       5.542       4.967
Number of Units Outstanding at End of
  Period (in thousands)..............   9,830.865   10,740.427   12,001.772  13,566.816  15,337.884
GOLDMAN SACHS VIT GLOBAL TRENDS
  ALLOCATION FUND (SERVICE SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012;
   NAME CHANGED FROM GOLDMAN SACHS VIT
   GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................       1.146        1.114        1.201       1.172       1.047
  End of Period......................       1.277        1.146        1.114       1.201       1.172
Number of Units Outstanding at End of
  Period (in thousands)..............     163.048      199.626      233.692      61.643       8.106




                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                               2012        2011        2010         2009        2008
-------------------------------------  -----------  ----------  ----------  -----------  ----------

GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
(SUBTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS CORE FIXED INCOME PORTFOLIO
   (CLASS I) ON MARCH 2, 2018
Unit Value:
  Beginning of Period................        2.514       2.385       2.258        1.998       2.217
  End of Period......................        2.644       2.514       2.385        2.258       1.998
Number of Units Outstanding at End of
  Period (in thousands)..............   13,485.632  15,764.784  18,836.389   21,410.051  25,229.815
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period................        3.358       3.348       2.956        2.376       3.842
  End of Period......................        3.823       3.358       3.348        2.956       2.376
Number of Units Outstanding at End of
  Period (in thousands)..............   16,918.081  19,613.211  22,190.905   25,376.629  29,956.271
GOLDMAN SACHS VIT GLOBAL TRENDS
  ALLOCATION FUND (SERVICE SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012;
   NAME CHANGED FROM GOLDMAN SACHS VIT
   GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................          N/A         N/A         N/A          N/A         N/A
  End of Period......................        1.047         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............       10.343         N/A         N/A          N/A         N/A




                                                         YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016        2015         2014         2013
-------------------------------------  -----------  ----------  ----------  -----------  -----------

GOLDMAN SACHS VIT GOVERNMENT MONEY
  MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   MONEY MARKET FUND (SERVICE SHARES)
   ON APRIL 15, 2016; LIQUIDATED FROM
   PIONEER EMERGING MARKETS VCT
   PORTFOLIO CLASS II ON NOVEMBER 11, 2017)
Unit Value:
  Beginning of Period................        1.355       1.374       1.395        1.415        1.436
  End of Period......................        1.342       1.355       1.374        1.395        1.415
Number of Units Outstanding at End of
  Period (in thousands)..............   15,807.488  13,066.890  13,899.946   13,393.847   15,235.383
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        6.512       6.515       6.974        6.370        4.889
  End of Period......................        8.145       6.512       6.515        6.974        6.370
Number of Units Outstanding at End of
  Period (in thousands)..............    3,477.921   3,894.078   4,355.437    4,926.072    5,710.225
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   GOVERNMENT INCOME FUND (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period................        2.196       2.207       2.248        2.284        2.308
  End of Period......................        2.196       2.196       2.207        2.248        2.284
Number of Units Outstanding at End of
  Period (in thousands)..............    4,110.743   4,468.155   5,069.975    5,758.545    6,797.295
GOLDMAN SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS MID CAP VALUE INSIGHTS PORTFOLIO
   (CLASS II) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        6.745       6.042       6.777        6.070        4.646
  End of Period......................        7.369       6.745       6.042        6.777        6.070
Number of Units Outstanding at End of
  Period (in thousands)..............    4,386.637   4,830.018   5,403.237    6,062.597    6,912.480


                                                         YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010        2009         2008
-------------------------------------  -----------  ----------  -----------  -----------  ----------

GOLDMAN SACHS VIT GOVERNMENT MONEY
  MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   MONEY MARKET FUND (SERVICE SHARES)
   ON APRIL 15, 2016; LIQUIDATED FROM
   PIONEER EMERGING MARKETS VCT
   PORTFOLIO CLASS II ON NOVEMBER 11, 2017)
Unit Value:
  Beginning of Period................        1.457       1.478        1.500        1.520       1.508
  End of Period......................        1.436       1.457        1.478        1.500       1.520
Number of Units Outstanding at End of
  Period (in thousands)..............   16,132.012  18,259.678   21,624.950   22,501.192  31,904.255
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        4.154       4.389        3.731        2.387       4.093
  End of Period......................        4.889       4.154        4.389        3.731       2.387
Number of Units Outstanding at End of
  Period (in thousands)..............    6,560.266   7,384.849    8,745.356   10,148.266  12,410.335
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   GOVERNMENT INCOME FUND (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period................        2.278       2.174        2.097        1.999       1.966
  End of Period......................        2.308       2.278        2.174        2.097       1.999
Number of Units Outstanding at End of
  Period (in thousands)..............    7,814.680   9,207.515   12,089.461   13,501.679  17,980.445
GOLDMAN SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS MID CAP VALUE INSIGHTS PORTFOLIO
   (CLASS II) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        3.989       4.334        3.527        2.695       4.356
  End of Period......................        4.646       3.989        4.334        3.527       2.695
Number of Units Outstanding at End of
  Period (in thousands)..............    7,939.062   9,291.482   10,848.842   13,005.014  15,595.491

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016        2015         2014        2013
-------------------------------------  -----------  ----------  ----------  -----------  -----------

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   CAPITAL GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010; SUBSTITUTED INTO
   GLOBAL ATLANTIC BLACKROCK DISCIPLINED
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018)
Unit Value:
  Beginning of Period................        3.606       3.598       3.540        3.168        2.435
  End of Period......................        4.633       3.606       3.598        3.540        3.168
Number of Units Outstanding at End of
  Period (in thousands)..............   11,493.335  12,789.737  14,104.517   15,855.744   17,975.151
GOLDMAN SACHS VIT INTERNATIONAL EQUITY
  INSIGHT FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018; NAME CHANGED FROM GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON
   APRIL 23, 2018)
Unit Value:
  Beginning of Period................        1.761       1.840       1.853        2.037        1.671
  End of Period......................        2.191       1.761       1.840        1.853        2.037
Number of Units Outstanding at End of
  Period (in thousands)..............    9,002.383   9,903.613  10,584.392   11,655.097   12,687.511
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED CORE PORTFOLIO (CLASS I) ON
   MARCH 2, 2018)
Unit Value:
  Beginning of Period................        4.635       4.257       4.337        3.788        2.801
  End of Period......................        5.655       4.635       4.257        4.337        3.788
Number of Units Outstanding at End of
  Period (in thousands)..............    8,095.355   8,966.562  10,039.045   11,198.130   13,019.609

                                                         YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2012        2011         2010        2009         2008
-------------------------------------  ----------  ----------  -----------  -----------  ----------

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   CAPITAL GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010; SUBSTITUTED INTO
   GLOBAL ATLANTIC BLACKROCK DISCIPLINED
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018)
Unit Value:
  Beginning of Period................       2.066       2.158        1.982        1.363       2.383
  End of Period......................       2.435       2.066        2.158        1.982       1.363
Number of Units Outstanding at End of
  Period (in thousands)..............  20,316.666  23,167.099   26,380.717   30,600.524  36,291.220
GOLDMAN SACHS VIT INTERNATIONAL EQUITY
  INSIGHT FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018; NAME CHANGED FROM GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON
   APRIL 23, 2018)
Unit Value:
  Beginning of Period................       1.402       1.677        1.546        1.222       2.300
  End of Period......................       1.671       1.402        1.677        1.546       1.222
Number of Units Outstanding at End of
  Period (in thousands)..............  14,436.086  16,723.357   18,878.009   21,903.200  26,552.596
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED CORE PORTFOLIO (CLASS I) ON
   MARCH 2, 2018)
Unit Value:
  Beginning of Period................       2.490       2.432        2.192        1.840       2.969
  End of Period......................       2.801       2.490        2.432        2.192       1.840
Number of Units Outstanding at End of
  Period (in thousands)..............  14,659.930  16,434.619   19,031.892   21,813.579  25,317.159

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016          2015        2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

EATON VANCE VT FLOATING-RATE
  INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR
   TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period................        1.356        1.263        1.294        1.306        1.276
  End of Period......................        1.382        1.356        1.263        1.294        1.306
Number of Units Outstanding at End of
  Period (in thousands)..............    2,208.652    2,311.137    2,656.649    3,165.219    3,227.302
GLOBAL ATLANTIC BLACKROCK ALLOCATION
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP ASSET
   MANAGER(SM) PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   MFS(R) TOTAL RETURN SERIES (SERVICE
   CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.167          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      968.006          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO (SERVICE CLASS 2), FIDELITY VIP
   GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
   CLASS 2), FIDELITY VIP GROWTH PORTFOLIO
   (INITIAL CLASS) ON NOVEMBER 17, 2017;
   SUBSTITUTED FROM AB VPS LARGE CAP
   GROWTH PORTFOLIO (CLASS B), FT VIP
   FRANKLIN LARGE CAP GROWTH VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   STRATEGIC GROWTH FUND (SERVICE SHARES),
   GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
   FUND (SERVICE SHARES) ON MARCH 2, 2018;
   SUBSTITUTED FROM INVESCO V.I. AMERICAN
   FRANCHISE FUND (SERIES I SHARES),
   INVESCO V.I. CORE EQUITY FUND (SERIES I
   SHARES), OPPENHEIMER CAPITAL
   APPRECIATION FUND/VA (SERVICE SHARES)
   ON MARCH 16, 2018
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.357          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    9,003.660          N/A          N/A          N/A          N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2012        2011         2010         2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

EATON VANCE VT FLOATING-RATE
  INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR
   TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period................        1.206        1.194        1.110        0.780        1.087
  End of Period......................        1.276        1.206        1.194        1.110        0.780
Number of Units Outstanding at End of
  Period (in thousands)..............    3,168.253    4,154.252    3,744.031    3,475.488    2,972.079
GLOBAL ATLANTIC BLACKROCK ALLOCATION
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP ASSET
   MANAGER(SM) PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   MFS(R) TOTAL RETURN SERIES (SERVICE
   CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO (SERVICE CLASS 2), FIDELITY VIP
   GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
   CLASS 2), FIDELITY VIP GROWTH PORTFOLIO
   (INITIAL CLASS) ON NOVEMBER 17, 2017;
   SUBSTITUTED FROM AB VPS LARGE CAP
   GROWTH PORTFOLIO (CLASS B), FT VIP
   FRANKLIN LARGE CAP GROWTH VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   STRATEGIC GROWTH FUND (SERVICE SHARES),
   GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
   FUND (SERVICE SHARES) ON MARCH 2, 2018;
   SUBSTITUTED FROM INVESCO V.I. AMERICAN
   FRANCHISE FUND (SERIES I SHARES),
   INVESCO V.I. CORE EQUITY FUND (SERIES I
   SHARES), OPPENHEIMER CAPITAL
   APPRECIATION FUND/VA (SERVICE SHARES)
   ON MARCH 16, 2018
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                               2017         2016         2015         2014        2013
-------------------------------------  -----------  -----------  -----------  -----------  ----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  INTERNATIONAL CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP
   INTERNATIONAL VALUE EQUITY SERIES
   (STANDARD CLASS) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP OVERSEAS
   PORTFOLIO (INITIAL CLASS) ON NOVEMBER 17,
   2017; SUBSTITUTED FROM FT VIP
   TEMPLETON FOREIGN VIP FUND (CLASS 2)
   ON DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON MARCH 2, 2018; SUBSTITUTED
   FROM T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A         N/A
  End of Period......................       10.177          N/A          N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    2,796.334          N/A          N/A          N/A         N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  MID CAP GROWTH PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP SMID CAP
   CORE SERIES (SERVICE CLASS) ON
   NOVEMBER 3; SUBSTITUTED FROM FIDELITY
   VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
   ON NOVEMBER 17, 2017 2017; SUBSTITUTED
   FROM FT VIP FRANKLIN SMALL-MID CAP
   GROWTH VIP FUND (CLASS 2) ON
   DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT GROWTH
   OPPORTUNITIES FUND (SERVICE SHARES) ON
   MARCH 2, 2018; SUBSTITUTED FROM INVESCO
   V.I. MID CAP GROWTH FUND (SERIES II
   SHARES), MFS(R) MID CAP GROWTH SERIES
   (SERVICE CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A         N/A
  End of Period......................       10.327          N/A          N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    1,637.214          N/A          N/A          N/A         N/A

                                                         YEAR ENDED DECEMBER 31ST
                                       ----------------------------------------------------------
SUB-ACCOUNTS                              2012        2011        2010        2009        2008
-------------------------------------  ----------  ----------  ----------  ----------  ----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  INTERNATIONAL CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP
   INTERNATIONAL VALUE EQUITY SERIES
   (STANDARD CLASS) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP OVERSEAS
   PORTFOLIO (INITIAL CLASS) ON NOVEMBER 17,
   2017; SUBSTITUTED FROM FT VIP
   TEMPLETON FOREIGN VIP FUND (CLASS 2)
   ON DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON MARCH 2, 2018; SUBSTITUTED
   FROM T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................         N/A         N/A         N/A         N/A         N/A
  End of Period......................         N/A         N/A         N/A         N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A         N/A         N/A         N/A         N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  MID CAP GROWTH PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP SMID CAP
   CORE SERIES (SERVICE CLASS) ON
   NOVEMBER 3; SUBSTITUTED FROM FIDELITY
   VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
   ON NOVEMBER 17, 2017 2017; SUBSTITUTED
   FROM FT VIP FRANKLIN SMALL-MID CAP
   GROWTH VIP FUND (CLASS 2) ON
   DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT GROWTH
   OPPORTUNITIES FUND (SERVICE SHARES) ON
   MARCH 2, 2018; SUBSTITUTED FROM INVESCO
   V.I. MID CAP GROWTH FUND (SERIES II
   SHARES), MFS(R) MID CAP GROWTH SERIES
   (SERVICE CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................         N/A         N/A         N/A         N/A         N/A
  End of Period......................         N/A         N/A         N/A         N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A         N/A         N/A         N/A         N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2017        2016          2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  SMALL CAP PORTFOLIO (CLASS II)
(SUBSTITUTED FROM MFS(R) NEW DISCOVERY
   SERIES (SERVICE CLASS) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.197          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............        3.948          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  U.S. CORE PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER MAIN
   STREET FUND(R)/VA (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.367          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............       14.177          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  VALUE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CROCI(R) U.S.
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP
   EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
   ON NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B), AB VPS VALUE PORTFOLIO
   (CLASS B), FT VIP FRANKLIN GROWTH AND
   INCOME VIP FUND (CLASS 2), FT VIP
   FRANKLIN MUTUAL SHARES VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUED FROM INVESCO V.I. VALUE
   OPPORTUNITIES FUND (SERIES II SHARES)
   ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.417          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    7,692.851          N/A          N/A          N/A          N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2012         2011         2010         2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  SMALL CAP PORTFOLIO (CLASS II)
(SUBSTITUTED FROM MFS(R) NEW DISCOVERY
   SERIES (SERVICE CLASS) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  U.S. CORE PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER MAIN
   STREET FUND(R)/VA (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  VALUE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CROCI(R) U.S.
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP
   EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
   ON NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B), AB VPS VALUE PORTFOLIO
   (CLASS B), FT VIP FRANKLIN GROWTH AND
   INCOME VIP FUND (CLASS 2), FT VIP
   FRANKLIN MUTUAL SHARES VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUED FROM INVESCO V.I. VALUE
   OPPORTUNITIES FUND (SERIES II SHARES)
   ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A

                                                         YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016        2015         2014        2013
-------------------------------------  -----------  ----------  -----------  ----------  ----------

GLOBAL ATLANTIC BLACKROCK HIGH YIELD
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP HIGH
   INCOME PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................        9.898         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    1,528.015         N/A         N/A          N/A         N/A
GLOBAL ATLANTIC GOLDMAN SACHS CORE
  FIXED INCOME PORTFOLIO (CLASS I)
(SUBSTITUTED FROM GOLDMAN SACHS VIT
   CORE FIXED INCOME FUND (SERVICE
   SHARES) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................        9.958         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............           --         N/A         N/A          N/A         N/A
GLOBAL ATLANTIC GOLDMAN SACHS GLOBAL
  EQUITY INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER GLOBAL
   FUND/VA (SERVICE SHARES) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................       10.257         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............           --         N/A         N/A          N/A         N/A
GLOBAL ATLANTIC GOLDMAN SACHS LARGE CAP
  GROWTH INSIGHTS PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CAPITAL GROWTH
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM JANUS HENDERSON
   RESEARCH PORTFOLIO (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................       10.277         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      296.021         N/A         N/A          N/A         N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010         2009        2008
-------------------------------------  ----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC BLACKROCK HIGH YIELD
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP HIGH
   INCOME PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS CORE
  FIXED INCOME PORTFOLIO (CLASS I)
(SUBSTITUTED FROM GOLDMAN SACHS VIT
   CORE FIXED INCOME FUND (SERVICE
   SHARES) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS GLOBAL
  EQUITY INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER GLOBAL
   FUND/VA (SERVICE SHARES) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS LARGE CAP
  GROWTH INSIGHTS PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CAPITAL GROWTH
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM JANUS HENDERSON
   RESEARCH PORTFOLIO (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC GOLDMAN SACHS MID CAP
  VALUE INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM FIDELITY VIP VALUE
   STRATEGIES PORTFOLIO (SERVICE CLASS 2) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   MID CAP VALUE FUND (SERVICE SHARES)
   ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.397          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      581.854          N/A          N/A          N/A          N/A
INVESCO V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES
   (SERIES I SHARES) MERGED INTO THIS FUND
   ON APRIL 29, 2011; INVESCO V.I. CAPITAL
   APPRECIATION FUND (SERIES I SHARES)
   MERGED INTO THIS FUND ON APRIL 27, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. AMERICAN FRANCHISE FUND
   (SERIES I SHARES) ON MAY 1, 2013;
   SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.371        1.361        1.315        1.230        0.891
  End of Period......................        1.721        1.371        1.361        1.315        1.230
Number of Units Outstanding at End of
  Period (in thousands)..............    2,609.158    2,924.402    3,222.768    3,846.405    4,298.391

                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010         2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  ----------

GLOBAL ATLANTIC GOLDMAN SACHS MID CAP
  VALUE INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM FIDELITY VIP VALUE
   STRATEGIES PORTFOLIO (SERVICE CLASS 2) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   MID CAP VALUE FUND (SERVICE SHARES)
   ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A         N/A          N/A          N/A
  End of Period......................          N/A          N/A         N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A         N/A          N/A          N/A
INVESCO V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES
   (SERIES I SHARES) MERGED INTO THIS FUND
   ON APRIL 29, 2011; INVESCO V.I. CAPITAL
   APPRECIATION FUND (SERIES I SHARES)
   MERGED INTO THIS FUND ON APRIL 27, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. AMERICAN FRANCHISE FUND
   (SERIES I SHARES) ON MAY 1, 2013;
   SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.795          N/A         N/A          N/A          N/A
  End of Period......................        0.891        0.795         N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    5,024.829    1,175.072         N/A          N/A          N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015          2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

INVESCO V.I. CORE EQUITY FUND (SERIES I
  SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE
   EQUITY FUND (SERIES I SHARES) ON
   APRIL 30, 2010; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED CORE
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.205        1.109        1.195        1.121        0.880
  End of Period......................        1.345        1.205        1.109        1.195        1.121
Number of Units Outstanding at End of
  Period (in thousands)..............    2,495.908    2,674.759    3,136.165    3,500.513    4,337.405
INVESCO V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL
   HEALTH CARE FUND (SERIES I SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period................        1.887        2.162        2.127        1.803        1.302
  End of Period......................        2.154        1.887        2.162        2.127        1.803
Number of Units Outstanding at End of
  Period (in thousands)..............    1,614.224    1,804.720    1,961.979    3,199.275    2,795.850
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) MERGED INTO THIS FUND
   ON APRIL 27, 2012; NAME CHANGED FROM
   THE INVESCO VAN KAMPEN V.I. MID CAP
   GROWTH FUND (SERIES II SHARES) ON
   MAY 1, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED MID
   CAP GROWTH PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.819        1.835        1.843        1.736        1.290
  End of Period......................        2.190        1.819        1.835        1.843        1.736
Number of Units Outstanding at End of
  Period (in thousands)..............      162.121      175.234      190.242      186.067      227.991

                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                               2012         2011        2010        2009         2008
-------------------------------------  -----------  -----------  ----------  -----------  -----------

INVESCO V.I. CORE EQUITY FUND (SERIES I
  SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE
   EQUITY FUND (SERIES I SHARES) ON
   APRIL 30, 2010; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED CORE
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.784        0.796       0.737        0.583        0.847
  End of Period......................        0.880        0.784       0.796        0.737        0.583
Number of Units Outstanding at End of
  Period (in thousands)..............    5,364.900    4,867.341   5,585.125    7,124.659    8,835.380
INVESCO V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL
   HEALTH CARE FUND (SERIES I SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period................        1.093        1.067       1.028        0.817        1.161
  End of Period......................        1.302        1.093       1.067        1.028        0.817
Number of Units Outstanding at End of
  Period (in thousands)..............    2,864.495    2,583.177   3,051.769    3,480.735    4,469.914
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) MERGED INTO THIS FUND
   ON APRIL 27, 2012; NAME CHANGED FROM
   THE INVESCO VAN KAMPEN V.I. MID CAP
   GROWTH FUND (SERIES II SHARES) ON
   MAY 1, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED MID
   CAP GROWTH PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A         N/A          N/A          N/A
  End of Period......................        1.290          N/A         N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      248.347          N/A         N/A          N/A          N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016          2015         2014        2013
-------------------------------------  -----------  -----------  -----------  -----------  ----------

INVESCO V.I. VALUE OPPORTUNITIES FUND
  (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC
   VALUE FUND (SERIES II SHARES) ON
   APRIL 30, 2010; NAME CHANGED FROM THE
   INVESCO V.I. BASIC VALUE FUND (SERIES II
   SHARES) ON APRIL 30, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN
   V.I. VALUE OPPORTUNITIES FUND (SERIES II
   SHARES) ON MAY 1, 2013; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED VALUE PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.421        1.223        1.389        1.325       1.009
  End of Period......................        1.642        1.421        1.223        1.389       1.325
Number of Units Outstanding at End of
  Period (in thousands)..............    1,847.213    2,079.321    2,372.004    2,587.832   2,987.410
JANUS HENDERSON RESEARCH PORTFOLIO
  (SERVICE SHARES)
(NAME CHANGED FROM JANUS ASPEN JANUS
   PORTFOLIO (SERVICE SHARES) ON JUNE 5,
   2017; SUBSTITUTED INTO GLOBAL ATLANTIC
   GOLDMAN SACHS LARGE CAP GROWTH
   INSIGHTS PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        1.092        1.105        1.067        0.960       0.750
  End of Period......................        1.373        1.092        1.105        1.067       0.960
Number of Units Outstanding at End of
  Period (in thousands)..............    3,354.329    3,763.239    4,363.269    4,927.866   5,551.545
MFS(R) MID CAP GROWTH SERIES (SERVICE
  CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.636        1.587        1.542        1.441       1.066
  End of Period......................        2.043        1.636        1.587        1.542       1.441
Number of Units Outstanding at End of
  Period (in thousands)..............      195.007      294.239      318.507      394.049     414.970

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010          2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

INVESCO V.I. VALUE OPPORTUNITIES FUND
  (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC
   VALUE FUND (SERIES II SHARES) ON
   APRIL 30, 2010; NAME CHANGED FROM THE
   INVESCO V.I. BASIC VALUE FUND (SERIES II
   SHARES) ON APRIL 30, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN
   V.I. VALUE OPPORTUNITIES FUND (SERIES II
   SHARES) ON MAY 1, 2013; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED VALUE PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.870        0.914        0.867        0.595        1.256
  End of Period......................        1.009        0.870        0.914        0.867        0.595
Number of Units Outstanding at End of
  Period (in thousands)..............    3,290.467    5,418.986    6,504.556    7,806.690    8,826.762
JANUS HENDERSON RESEARCH PORTFOLIO
  (SERVICE SHARES)
(NAME CHANGED FROM JANUS ASPEN JANUS
   PORTFOLIO (SERVICE SHARES) ON JUNE 5,
   2017; SUBSTITUTED INTO GLOBAL ATLANTIC
   GOLDMAN SACHS LARGE CAP GROWTH
   INSIGHTS PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        0.643        0.691        0.614        0.458        0.772
  End of Period......................        0.750        0.643        0.691        0.614        0.458
Number of Units Outstanding at End of
  Period (in thousands)..............    6,403.406    7,922.114    9,340.191   10,595.924   13,232.253
MFS(R) MID CAP GROWTH SERIES (SERVICE
  CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.929        1.004        0.789        0.567        1.188
  End of Period......................        1.066        0.929        1.004        0.789        0.567
Number of Units Outstanding at End of
  Period (in thousands)..............      438.846      611.717      739.863      732.494      967.542

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2017         2016        2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED SMALL CAP
   PORTFOLIO (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        2.110        1.968        2.040        2.238        1.608
  End of Period......................        2.627        2.110        1.968        2.040        2.238
Number of Units Outstanding at End of
  Period (in thousands)..............      883.062      998.017    1,187.791    1,285.868    1,558.962
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   ALLOCATION PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.801        1.680        1.714        1.607        1.373
  End of Period......................        1.989        1.801        1.680        1.714        1.607
Number of Units Outstanding at End of
  Period (in thousands)..............    1,673.571    1,819.976    2,162.254    2,861.478    2,630.997
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period................        3.389        3.092        3.680        3.321        2.803
  End of Period......................        3.824        3.389        3.092        3.680        3.321
Number of Units Outstanding at End of
  Period (in thousands)..............      738.290      851.059      951.129    1,435.699    1,065.933
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.651        1.717        1.687        1.487        1.166
  End of Period......................        2.059        1.651        1.717        1.687        1.487
Number of Units Outstanding at End of
  Period (in thousands)..............      678.913      733.768      810.852      975.130    1,106.358

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010          2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED SMALL CAP
   PORTFOLIO (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.350        1.530        1.142        0.711        1.194
  End of Period......................        1.608        1.350        1.530        1.142        0.711
Number of Units Outstanding at End of
  Period (in thousands)..............    1,738.468    1,986.945    2,084.674    1,848.304    1,702.980
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   ALLOCATION PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.256        1.255        1.161        1.001        1.308
  End of Period......................        1.373        1.256        1.255        1.161        1.001
Number of Units Outstanding at End of
  Period (in thousands)..............    2,857.899    4,073.495    4,639.003    5,060.246    4,967.858
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period................        2.512        2.393        2.140        1.634        2.666
  End of Period......................        2.803        2.512        2.393        2.140        1.634
Number of Units Outstanding at End of
  Period (in thousands)..............    1,197.647    1,280.885    1,426.959    1,598.029    2,599.645
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.040        1.070        0.994        0.700        1.307
  End of Period......................        1.166        1.040        1.070        0.994        0.700
Number of Units Outstanding at End of
  Period (in thousands)..............    1,349.878    1,577.842    1,918.941    2,467.616    3,769.030

                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015        2014        2013
-------------------------------------  ----------  -----------  -----------  ----------  ----------

OPPENHEIMER CONSERVATIVE BALANCED
  FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
   BALANCED FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; NAME CHANGED FROM
   OPPENHEIMER CAPITAL INCOME FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................       1.331        1.287        1.298       1.220       1.097
  End of Period......................       1.429        1.331        1.287       1.298       1.220
Number of Units Outstanding at End of
  Period (in thousands)..............     611.608      548.034      490.982     564.751     738.544
OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL
   SECURITIES FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC GOLDMAN SACHS GLOBAL EQUITY
   INSIGHTS PORTFOLIO (CLASS II) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................       2.160        2.195        2.149       2.137       1.707
  End of Period......................       2.902        2.160        2.195       2.149       2.137
Number of Units Outstanding at End of
  Period (in thousands)..............   1,435.894    1,581.161    1,772.693   1,849.283   1,974.822
OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
   (SERVICE SHARES) MERGED INTO THIS FUND
   ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period................       0.420        0.401        0.417       0.413       0.421
  End of Period......................       0.439        0.420        0.401       0.417       0.413
Number of Units Outstanding at End of
  Period (in thousands)..............   1,954.666    2,097.833    2,303.821   2,551.411   3,048.329

                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                               2012        2011        2010         2009        2008
-------------------------------------  -----------  ----------  ----------  -----------  ----------

OPPENHEIMER CONSERVATIVE BALANCED
  FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
   BALANCED FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; NAME CHANGED FROM
   OPPENHEIMER CAPITAL INCOME FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................        0.993       1.004       0.904        0.754       1.357
  End of Period......................        1.097       0.993       1.004        0.904       0.754
Number of Units Outstanding at End of
  Period (in thousands)..............      796.063   1,692.052   1,752.568    1,977.873   1,468.732
OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL
   SECURITIES FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC GOLDMAN SACHS GLOBAL EQUITY
   INSIGHTS PORTFOLIO (CLASS II) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.432       1.589       1.393        1.015       1.725
  End of Period......................        1.707       1.432       1.589        1.393       1.015
Number of Units Outstanding at End of
  Period (in thousands)..............    2,059.994   2,555.656   3,135.667    3,771.514   3,948.984
OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
   (SERVICE SHARES) MERGED INTO THIS FUND
   ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period................          N/A         N/A         N/A          N/A         N/A
  End of Period......................        0.421         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    3,227.077         N/A         N/A          N/A         N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2017        2016          2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

OPPENHEIMER MAIN STREET FUND(R)/VA
  (SERVICE SHARES)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED U.S. CORE PORTFOLIO
   (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        2.015        1.837        1.808        1.661        1.283
  End of Period......................        2.316        2.015        1.837        1.808        1.661
Number of Units Outstanding at End of
  Period (in thousands)..............      381.963      394.138      446.766      431.583      515.872
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period................        3.942        3.780        3.670        2.852        2.850
  End of Period......................        4.013        3.942        3.780        3.670        2.852
Number of Units Outstanding at End of
  Period (in thousands)..............    1,157.584    1,378.438    1,588.388    1,850.230    2,240.580
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        1.825        1.813        1.857        1.908        1.697
  End of Period......................        2.300        1.825        1.813        1.857        1.908
Number of Units Outstanding at End of
  Period (in thousands)..............    5,150.801    5,661.700    6,286.011    7,116.483    7,928.204

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2012         2011         2010         2009        2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

OPPENHEIMER MAIN STREET FUND(R)/VA
  (SERVICE SHARES)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED U.S. CORE PORTFOLIO
   (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.116        1.136        0.995        0.789        1.305
  End of Period......................        1.283        1.116        1.136        0.995        0.789
Number of Units Outstanding at End of
  Period (in thousands)..............      545.930      737.677      893.395    1,076.820    1,335.802
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period................        2.491        2.303        1.818        1.402        2.308
  End of Period......................        2.850        2.491        2.303        1.818        1.402
Number of Units Outstanding at End of
  Period (in thousands)..............    2,333.629    2,631.585    3,004.438    3,248.806    3,753.215
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        1.454        1.693        1.501        0.999        1.977
  End of Period......................        1.697        1.454        1.693        1.501        0.999
Number of Units Outstanding at End of
  Period (in thousands)..............    8,696.356   10,114.224   11,310.947   13,214.340   15,386.804

                                 APPENDIX C

             POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                 COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3. Under A3018-91, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 3. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,035  $1,590   $2,081    $3,430



(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:




                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the maximum total operating expenses. .........   $315    $963    $1,635    $3,430


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:



                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the minimum total operating expenses...........   $917   $1,235   $1,491    $2,264



(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:




                                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                ------  -------  -------  --------
     Fund with the minimum total operating expenses ..........   $197    $609    $1,047    $2,264


                                 APPENDIX D

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

           Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                      MINIMUM                          MINIMUM
            ANNIVERSARY                  GUARANTEED                       GUARANTEED
            AT EXERCISE                 BENEFIT BASE                   ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                        $162,889                          $12,153
                15                        $207,892                          $17,695

               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           BRIGHTON, MASSACHUSETTS


This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") in all jurisdictions except Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information ("SAI") dated May 1, 2018 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds (certain funds may not be available in all states):


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   Global Atlantic BlackRock Disciplined U.S. Core
INSURANCE FUNDS)(SERIES I SHARES)                Portfolio
Invesco V.I. Health Care Fund(1)                 Global Atlantic Goldman Sachs Global Equity
FORETHOUGHT VARIABLE INSURANCE TRUST (CLASS I)   Insights Portfolio
Global Atlantic BlackRock Allocation Portfolio   Global Atlantic Goldman Sachs Mid Cap Value
Global Atlantic BlackRock Disciplined Core       Insights Portfolio
Portfolio                                        GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE
Global Atlantic BlackRock Disciplined            SHARES)
International Core Portfolio                     Goldman Sachs Equity Index Fund
Global Atlantic BlackRock Disciplined Mid Cap    Goldman Sachs Global Trends Allocation Fund
Growth Portfolio                                 Goldman Sachs Government Money Market Fund
Global Atlantic BlackRock Disciplined Value      Goldman Sachs High Quality Floating Rate Fund
Portfolio                                        MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
Global Atlantic BlackRock High Yield Portfolio   MFS(R) Utilities Series
Global Atlantic Goldman Sachs Core Fixed         OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
Income Portfolio                                 SHARES)
Global Atlantic Goldman Sachs Large Cap          Oppenheimer Conservative Balanced Fund/VA
Growth Insights Portfolio                        Oppenheimer Global Strategic Income Fund/VA
FORETHOUGHT VARIABLE INSURANCE TRUST (CLASS II)  PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Global Atlantic BlackRock Disciplined Small Cap  Pioneer Real Estate Shares VCT Portfolio
Portfolio




-----------------------------
(1) Name Change effective April 30, 2018. Formerly known as Invesco V.I. Global Health Care Fund.


Effective November 15, 2010, no new payment allocations or transfers can be made to the Sub-Account that invests in the underlying fund listed below:

EATON VANCE VARIABLE TRUST (INITIAL CLASS)
Eaton Vance VT Floating-Rate Income Fund

You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).




                              DATED MAY 1, 2018

                           TABLE OF CONTENTS




SPECIAL TERMS..........................................................    4
SUMMARY OF FEES AND EXPENSES...........................................    6
SUMMARY OF CONTRACT FEATURES...........................................   10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS.....................................................   15
INVESTMENT OBJECTIVES AND POLICIES.....................................   17
PERFORMANCE INFORMATION................................................   20
DESCRIPTION OF THE CONTRACT............................................   22
  DISRUPTIVE TRADING...................................................   22
  PAYMENTS.............................................................   23
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY........................   24
  RIGHT TO CANCEL ALL OTHER CONTRACTS..................................   24
  TELEPHONE TRANSACTIONS PRIVILEGE.....................................   24
  TRANSFER PRIVILEGE...................................................   25
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS........   25
  SURRENDER............................................................   26
  WITHDRAWALS..........................................................   27
  DEATH BENEFIT........................................................   28
  THE SPOUSE OF THE OWNER AS BENEFICIARY...............................   29
  OPTIONAL ENHANCED EARNINGS RIDER.....................................   30
  ASSIGNMENT...........................................................   32
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE....................   32
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.......................   33
  ANNUITY BENEFIT PAYMENTS.............................................   34
  NORRIS DECISION......................................................   35
  COMPUTATION OF VALUES................................................   36
CHARGES AND DEDUCTIONS.................................................   37
  VARIABLE ACCOUNT DEDUCTIONS..........................................   37
  CONTRACT FEE.........................................................   38
  OPTIONAL RIDER CHARGES...............................................   38
  PREMIUM TAXES........................................................   38
  SURRENDER CHARGE.....................................................   39
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED...........   40
  TRANSFER CHARGE......................................................   42
GUARANTEE PERIOD ACCOUNTS..............................................   43
FEDERAL TAX CONSIDERATIONS.............................................   46
STATEMENTS AND REPORTS.................................................   55
LOANS (QUALIFIED CONTRACTS ONLY).......................................   55
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................   56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..............................   57
VOTING RIGHTS..........................................................   57
DISTRIBUTION...........................................................   57
LEGAL MATTERS..........................................................   58
FURTHER INFORMATION....................................................   58
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT...................  A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT..........  B-1
APPENDIX C--THE DEATH BENEFIT..........................................  C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION............................  D-1
APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY
  PAYOUT (M-GAP) RIDER.................................................  E-1

                   STATEMENT OF ADDITIONAL INFORMATION
                            TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY..........................................    3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY...........    5
SERVICES.................................................................    5
UNDERWRITERS.............................................................    6
ANNUITY BENEFIT PAYMENTS.................................................    7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM..............    7
PERFORMANCE INFORMATION..................................................    8
FINANCIAL STATEMENTS.....................................................   14
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT VA-K......................................  F-1

                                SPECIAL TERMS

ACCUMULATED VALUE:    the total value of all Accumulation Units in the
Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT:    a unit of measure used to calculate the value of a
Sub-Account before annuity benefit payments begin.

ANNUITANT:    the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE:    the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT:    a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY:    unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS:    the Accumulated Value reduced by total payments not
previously withdrawn.

FIXED ACCOUNT:    an investment option under the Contract that guarantees
principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT:    an annuity payout option providing for annuity benefit
payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT:    all the assets of the Company other than those held in a
separate account.

GUARANTEE PERIOD:    the number of years that a Guaranteed Interest Rate is
credited.

GUARANTEE PERIOD ACCOUNT:    an account which corresponds to a Guaranteed
Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE:    the annual effective rate of interest, after daily
compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT:    a positive or negative adjustment assessed if any
portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU):    the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT:    a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE:    the Accumulated Value of the Contract on full surrender
after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE:    a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD:    The time span between the close of trading on the New York
Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT:    Separate Account VA-K, one of the Company's separate
accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT:    an annuity payout option providing for payments
varying in amount in accordance with the investment experience of certain Underlying Funds.

                        SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.



                                   TABLE I
                         OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.


                                                                         MAXIMUM CHARGE
                                                                   ---------------------------
         SURRENDER CHARGE(1):
         (as a percentage of payments withdrawn).................             8.0%

         TRANSFER CHARGE:........................................            None(2)


           ------------------
          (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

              COMPLETE YEARS FROM DATE OF PAYMENT                               CHARGE
              ---------------------------------------------------------------  -------
              Less than 2....................................................     8.0%
              Less than 3....................................................     7.0%
              Less than 4....................................................     6.0%
              Less than 5....................................................     5.0%
              Less than 6....................................................     4.0%
              Less than 7....................................................     3.0%
              Less than 8....................................................     2.0%
              Less than 9....................................................     1.0%
              Thereafter.....................................................       0%

          (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                  TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.


           ANNUAL CONTRACT FEE(1):.............................................................   $30

           ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
           (on an annual basis as percentage of average daily net assets)
                Mortality and Expense Risk Charge:.............................................  1.25%
                Administrative Expense Charge:.................................................  0.20%
                                                                                                 ------
                Total Annual Expenses:.........................................................  1.45%

           OPTIONAL RIDER CHARGES:
             The charge on an annual basis as a percentage of the Accumulated Value is:
                Enhanced Earnings Rider........................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)...................................................  0.25%
                Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)...............................................  0.15%


           -------------------
           (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

           (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".

                                  TABLE III
           TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


The table below shows the minimum and maximum expenses of the Funds for the year ended December 31, 2017. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.




TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                           MAXIMUM
----------------------------------------        ---------------------------        -------------------------
Expenses that are deducted from                  Annual charge of 0.44% of         Annual charge of 1.37% of
Underlying Fund assets, including                average daily net assets          average daily net assets
management fees, distribution and/or
service (12b-1) fees and other expenses.



------------------------------
The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the maximum total operating expenses...........   $1,048  $1,629   $2,129    $3,430


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                 1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                                -------  --------  --------  --------
     Fund with the maximum total operating expenses...........    $315     $963     $1,635    $3,430



MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $939   $1,299   $1,547    $2,264


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                -------  -------  -------  --------
     Fund with the minimum total operating expenses...........    $197    $609    $1,047    $2,264


                        SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.


WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

      - A customized investment portfolio;

      - Experienced professional investment advisers;

      - Tax deferral on earnings;

      - Guarantees that can protect your beneficiaries during the accumulation phase; and

      - Income payments that you can receive for life.


WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

      - periodic payments for the Annuitant's lifetime;

      - periodic payments for the Annuitant's life and the life of another person selected by you;

      - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

      - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs Government Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Government Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

      - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

      - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

      - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at the effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

      - You may assign your ownership to someone else, except under certain qualified plans.

      - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

      - You may change your allocation of payments.

      - You may make transfers of accumulated value among your current investments without any tax consequences.

      - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                          AND THE UNDERLYING FUNDS


THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400.


The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company. Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.


The Company also originates assets through reinsurance transactions. The Company provides reinsurance solutions to meet the strategic, risk management and capital goals of retirement and life insurance companies. In order to generate reinsurance opportunities, employees supporting this origination channel target over 50 retirement and life insurance companies that management believes may seek to transact in the reinsurance market.


The Company is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se(2), LLC ("se(2)"), 5801 SW 6th Avenue, Topeka, KS, 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2) may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 11741 Missouri Bottom Road, Hazelwood, MO 63042; NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.



In addition to se(2), the Company also directly retains Merrill Corporation (regulatory filings, policy print and mailing) located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606.


At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT.    The Company maintains a separate account called
Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the

Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS.    Each Sub-Account invests in a corresponding investment
portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                     INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


                                            INVESTMENT                          INVESTMENT
FUNDING OPTION                           OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
----------------------------------  --------------------------  -----------------------------------------

AIM VARIABLE INSURANCE FUNDS
   (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Health Care Fund(1)    Seeks long-term growth of   Invesco Advisers, Inc.
                                    capital.


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate        Seeks to provide a high     Eaton Vance Management
   Income Fund--Initial Class       level of current income.


FORETHOUGHT VARIABLE INSURANCE TRUST
Global Atlantic BlackRock           Seeks to provide total      Global Atlantic Investment Advisors,
   Allocation Portfolio--Class I    return.                     LLC; Sub-advised by BlackRock
                                                                Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Core                 term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class I                                           Investment Management, LLC

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined International Core   term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class I                                           Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Mid Cap Growth       term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class I                                           Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Small Cap            term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class II                                          Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined Value                term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class I                                           Investment Management, LLC.

Global Atlantic BlackRock           Seeks to provide long-      Global Atlantic Investment Advisors,
   Disciplined U.S. Core            term capital appreciation.  LLC; Sub-advised by BlackRock
   Portfolio--Class II                                          Investment Management, LLC.

Global Atlantic BlackRock High      Seeks to provide total      Global Atlantic Investment Advisors,
   Yield Portfolio--Class I         return.                     LLC; Sub-advised by BlackRock
                                                                Investment Management, LLC.


                                           INVESTMENT                           INVESTMENT
FUNDING OPTION                          OBJECTIVE SUMMARY                   ADVISER/SUB-ADVISER
---------------------------------  ----------------------------  ----------------------------------------
Global Atlantic Goldman Sachs      Seeks to provide total        Global Atlantic Investment Advisors,
   Core Fixed Income               return consisting of capital  LLC; Sub-advised by Goldman Sachs
   Portfolio--Class I              appreciation and income.      Asset Management, LLC.

Global Atlantic Goldman Sachs      Seeks to provide long-        Global Atlantic Investment Advisors,
   Global Equity Insights          term capital appreciation.    LLC; Sub-advised by Goldman Sachs
   Portfolio--Class II                                           Asset Management, LLC.

Global Atlantic Goldman Sachs      Seeks to provide long-        Global Atlantic Investment Advisors,
   Large Cap Growth Insights       term capital appreciation.    LLC; Sub-advised by Goldman Sachs
   Portfolio--Class I                                            Asset Management, LLC.

Global Atlantic Goldman Sachs      Seeks to provide long-        Global Atlantic Investment Advisors,
   Mid Cap Value Insights          term capital appreciation.    LLC; Sub-advised by Goldman Sachs
   Portfolio--Class II                                           Asset Management, LLC.


GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Equity Index         Seeks to achieve              Goldman Sachs Asset Management, L.P.
   Fund--Service Shares            investment results that       Sub-advised by SSgA Funds
                                   correspond to the             Management, Inc.
                                   aggregate price and yield
                                   performance of the
                                   benchmark index that
                                   measures the investment
                                   returns of large
                                   capitalization stocks.

Goldman Sachs Global Trends        Seeks total return while      Goldman Sachs Asset Management, L.P.
   Allocation Fund--Service        seeking to provide
   Shares                          volatility management.

Goldman Sachs Government           Seeks to maximize current     Goldman Sachs Asset Management, L.P.
   Money Market Fund--Service      income to the extent
   Shares                          consistent with the
                                   preservation of capital
                                   and the maintenance of
                                   liquidity by investing
                                   exclusively in high quality
                                   money market
                                   instruments.

Goldman Sachs High Quality         Seeks to provide a high       Goldman Sachs Asset Management, L.P.
   Floating Rate Fund--Service     level of current income,
   Shares                          consistent with low
                                   volatility of principal.


MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series--Service   Seeks total return.           MFS(R) Investment Management
   Class


                                             INVESTMENT                          INVESTMENT
FUNDING OPTION                            OBJECTIVE SUMMARY                  ADVISER/SUB-ADVISER
-----------------------------------  ---------------------------  -----------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Conservative             Seeks total return.          OFI Global Asset Management Inc.
   Balanced Fund/VA--Service                                      Sub-advised by OppenheimerFunds, Inc.
   Shares

Oppenheimer Global Strategic         Seeks total return.          OFI Global Asset Management Inc.
   Income Fund/VA--Service                                        Sub-advised by OppenheimerFunds, Inc.
   Shares


PIONEER VARIABLE CONTRACTS TRUST
Pioneer Real Estate Shares VCT       Seek long-term growth of     Amundi Pioneer Management, Inc.
   Portfolio--Class II               capital. Current income is
                                     a secondary objective.




-----------------------------
(1) Name change effective April 30, 2018. Formerly known as Invesco V.I. Global Health Care Fund.


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs Government Money Market Sub-Account until the Fund is liquidated.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                           PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs Government Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Government Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"),

Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                         DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -  Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs Government Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs Government Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se(2), Inc., an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests


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
reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.


TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs Government Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION.    The Owner may elect
automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs Government Money Market Fund or the Sub-Account investing in the Goldman Sachs Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.


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
Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION.    The Owner may request automatic
rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS.    The Company reserves the right to limit the number of
Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.



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
For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS.    The Owner may elect an automatic schedule of
withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS.    Each calendar year prior to the Annuity Date,
an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 17 years, but a person who attains age 87 has a life expectancy of another 6.7 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code
Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.    At the death of the
Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at the effective annual yield of 5%



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
The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)   gross payments compounded daily at the effective annual yield of 5%; or

(c)   the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE.
If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE.    The death benefit
generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs Government Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE.    If the Annuitant's
death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.


THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund;
(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least


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
nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT.    The right of a spouse to continue the
Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.


CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.    The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.


AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



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
(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn. The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.


EXAMPLES

EXAMPLE 1.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).



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
EXAMPLE 4.    Assume that the Annuitant is 67 years old at the time the
Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).


TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.    the Annuity Date;

2.    the date the Contract is surrendered;

3.    the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs Government Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.



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
The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs U.S. Equity Insights Fund and the Goldman Sachs Government Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS.    This variable
annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT
ONLY.    This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY.    This is an annuity payable periodically
during the lifetime of the Annuitant with the guarantee that if (1) exceeds
(2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

     Where:    (1)   is the dollar amount of the Accumulated Value at
                     annuitization divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity is payable
jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY.    This variable annuity
is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF
YEARS).    This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.


ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT.    The amount of
the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

      - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying
        (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying
        (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

      - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT.    On and after the Annuity Date, the Annuity Unit is a
measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS.    The dollar amount of the first
variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.    The dollar
amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES

THE ACCUMULATION UNIT.    Each net payment is allocated to the investment
options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR.    The Net Investment Factor is an index that measures
the investment performance of a Sub-Account from one Valuation Period to the next. This factor is determined by the following formula:

       (1)   divided by (2) minus 3, where:

             (1)   is:

                   - the net asset value per share of the Fund held in the
                     Subaccount as of the end of the current Valuation Period; plus

                   - the per share amount of any dividend or capital gain
                     distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

                   - a charge or credit for any taxes reserved for the current
                     Valuation Period which we determine have resulted from the investment operations of the Subaccount;

             (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

             (3) is the factor representing asset-based charges (the mortality and expense risk charge, and the administration charge)

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

                           CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE.    The Company assesses a charge against the
assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE.    The Company assesses each Sub-Account with a
daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES.    Because the Sub-Accounts purchase shares of the Underlying
Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.


OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1.Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a
       ten-year waiting period:                                                          0.25%

     2.Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a
       fifteen-year waiting period:                                                      0.15%

For more information about the M-GAP Rider, see "APPENDIX E--DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER".


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL.    If the Contract is surrendered, or if
New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


                                                                  CHARGE AS PERCENTAGE OF
         COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
         ------------------------------------------------------  ------------------------
         Less than 2...........................................             8%
         Less than 3...........................................             7%
         Less than 4...........................................             6%
         Less than 5...........................................             5%
         Less than 6...........................................             4%
         Less than 7...........................................             3%
         Less than 8...........................................             2%
         Less than 9...........................................             1%
         Thereafter............................................             0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY.    Where permitted
by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES.    From time to time the
Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)   other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1)   any employee and director of the Company;

(2)   any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.



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
For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract.

WITHDRAWAL WITHOUT SURRENDER CHARGE.    In each calendar year, the Company will
waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:    100% of Cumulative Earnings (calculated as the Accumulated
                 Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is:    10% of the Accumulated Value as of the Valuation Date the
                 Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is:    The amount calculated under the Company's life expectancy
                 distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS.    In the case of a complete surrender, the amount received by the
Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.



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
For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN.    If the Owner chooses any
commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.




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

                          GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS.    In most jurisdictions, Guarantee Periods ranging from
two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs Government Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT.    No Market Value Adjustment will be applied to
transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value


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
Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                          [(1+i)/(1+j)]^(n/365) - 1

     where:   i    is the Guaranteed Interest Rate expressed as a decimal for
                   (example: 3% = 0.03) being credited to the current Guarantee
                   Period;

              j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

              n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL.    Under this
feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS.    Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



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In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.




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

                         FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual;

      - Separate Account investments must be "adequately diversified";

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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
DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DEFINITION OF SPOUSE UNDER FEDERAL LAW.    The right of a spouse to continue
the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.



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
DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

      - if distributed in a lump sum is taxed like a full withdrawal, or

      - if distributed under an Annuity Option is taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2,

      - received due to your disability,

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,



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
      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.



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Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2,

      - received after your death or because of your disability, or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible,

      - "qualified distributions" from a Roth IRA are excludable from income,

      - mandatory distribution rules do not apply before death,

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      - special eligibility requirements apply, and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                           STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


                      LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs Government Money Market Fund.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.

              ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

     (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

     (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

     (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

     (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

     (5) to change the methodology for determining the net investment factor;

     (6)  to change the names of the Variable Account or of the Sub-Accounts;
          and

     (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                  CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.


                                VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.


                                DISTRIBUTION


Global Atlantic Distributors LLC ("Global" or "Principal Underwriter"), a Delaware company located at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089, is principal underwriter for the Policies. Global is a wholly-owned subsidiary of Global Atlantic (Fin) Company.


The Company paid commissions not to exceed 6.0% of payments to registered representatives who sold the contracts. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Global for services it performs and expenses it may incur as principal underwriter and general distributor.

                                LEGAL MATTERS


Currently, there are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:



      - the Separate Account; or



      - the ability of the principal underwriter to perform its contract with the Separate Account; or



      - our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.



In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for the Company's subsidiaries First Allmerica Life Insurance Company and Accordia Life Insurance Company) from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC, ("the Conversion") the Company's subsidiaries expect to incur a variety of litigation-related costs. The Company's subsidiaries have received formal and informal inquiries from state regulators concerning policyholder complaints and possible violations of state insurance laws, which may result in fines, monetary settlements or proceedings. The Company's subsidiaries have also received an indemnification notice related to regulatory matters and also have been named in lawsuits involving conversion-related issues and may face additional filed or threatened claims, including from policyholders or agents. Although the ultimate legal and financial responsibility cannot be estimated at this time and the actual future expenditures to address Conversion related matters may be materially different from the amount accrued or reserved, certain liabilities are probable and can be reasonably estimated. Accordingly, Global Atlantic has recorded litigation reserve in its consolidated financial statements.



                             FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                 APPENDIX A

                  MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT.    Transfers to or from the Fixed
Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                 APPENDIX B

              SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.


                                                               WITHDRAWAL
                                              HYPOTHETICAL       WITHOUT       SURRENDER
                                               ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                     VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------------------------------------   ------------   --------------   ----------   ---------
1..........................................   $ 54,000.00      $ 5,400.00        8%        $3,888.00
2..........................................     58,320.00        8,320.00        8%        4,000.00
3..........................................     62,985.60       12,985.60        7%        3,500.00
4..........................................     68,024.45       18,024.45        6%        3,000.00
5..........................................     73,466.40       23,466.40        5%        2,500.00
6..........................................     79,343.72       29,343.72        4%        2,000.00
7..........................................     85,691.21       35,691.21        3%        1,500.00
8..........................................     92,546.51       42,546.51        2%        1,000.00
9..........................................     99,950.23       49,950.23        1%          500.00
10.........................................    107,946.25       57,946.25        0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.


                                                                WITHDRAWAL
                                 HYPOTHETICAL                     WITHOUT       SURRENDER
                                  ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                        VALUE      WITHDRAWALS    CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------------------------  ------------  ------------   --------------   ----------  ----------
1..............................   $54,000.00    $     0.00      $ 5,400.00        8%        $   0.00
2..............................    58,320.00          0.00        8,320.00        8%            0.00
3..............................    62,985.60          0.00       12,985.60        7%            0.00
4..............................    68,024.45     30,000.00       18,024.45        6%          718.53
5..............................    41,066.40     10,000.00        4,106.68        5%          294.67
6..............................    33,551.72      5,000.00        3,355.17        4%           65.79
7..............................    30,835.85     10,000.00        3,083.59        3%          207.49
8..............................    22,502.72     15,000.00        2,250.27        2%          254.99
9..............................     8,102.94          0.00          810.29        1%            0.00
10.............................     8,751.17          0.00        1,248.45        0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]^(n/365) - 1

For purposes of the examples below:

     i = the guaranteed interest rate being credited to the guarantee period.

     j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

     n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.


NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.11)]^(2555/365) - 1

                                                 =    (.97297)^(7) - 1

                                                 =    - .17452

      The Market Value Adjustment                =    Maximum of the market value factor multiplied by the
                                                      withdrawal or the negative of the excess interest earned over 3%

                                                 =    Maximum ( - .17452  x  $62,985.60 or -$8,349.25)

                                                 =    Maximum ( - $10,992.38 or -$8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.10)]^(2555/365) - 1

                                                 =    (.98182)^(7) - 1

                                                 =    - .12054

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .12054  x  $62,985.60

                                                 =    - $7,592.11


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.05)]^(2555/365) - 1

                                                 =    (1.02857)^(7) - 1

                                                 =    .21798

      The Market Value Adjustment                =    Minimum of the market value factor multiplied by the
                                                      withdrawal or the excess interest earned over 3%

                                                 =    Minimum of (.21798  x  $62,985.60 or $8,349.25)

                                                 =    Minimum of ($13,729.78 or $8,349.25)

                                                 =    $8,349.25


--------------------------------
* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07


      The market value factor                    =    [(1+i)/(1+j)]^(n/365) - 1

                                                 =    [(1+.08)/(1+.07)]^(2555/365) - 1

                                                 =    (1.00935)^(7) - 1

                                                 =    .06728

      The Market Value Adjustment                =    the market value factor multiplied by the withdrawal

                                                 =    .06728  x  $62,985.60

                                                 =    $4,237.90


--------------------------------
** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                 APPENDIX C

                              THE DEATH BENEFIT


PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                      WITHDRAWAL
                      HYPOTHETICAL      MARKET                                            HYPOTHETICAL
                       ACCUMULATED       VALUE        DEATH        DEATH        DEATH         DEATH
CONTRACT YEAR             VALUE       ADJUSTMENT   BENEFIT (a)  BENEFIT (b)  BENEFIT (c)     BENEFIT
--------------------  -------------  ------------  -----------  -----------  -----------  -------------
1...................   $53,000.00      $  0.00     $53,000.00   $52,500.00   $50,000.00    $53,000.00
2...................    53,530.00       500.00      54,030.00    55,125.00    53,000.00     55,125.00
3...................    58,883.00         0.00      58,883.00    57,881.25    55,125.00     58,883.00
4...................    52,994.70       500.00      53,494.70    60,775.31    58,883.00     60,775.31
5...................    58,294.17         0.00      58,294.17    63,814.08    60,775.31     63,814.08
6...................    64,123.59       500.00      64,623.59    67,004.78    63,814.08     67,004.78
7...................    70,535.95         0.00      70,535.95    70,355.02    67,004.78     70,535.95
8...................    77,589.54       500.00      78,089.54    73,872.77    70,535.95     78,089.54
9...................    85,348.49         0.00      85,348.49    77,566.41    78,089.54     85,348.49
10..................    93,883.34         0.00      93,883.34    81,444.73    85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.


                                                HYPOTHETICAL                   WITHDRAWAL
                                                 ACCUMULATED                  MARKET VALUE      DEATH
YEAR                                                VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (a)
----------------------------------------------  -------------  ------------   -------------  -----------
1.............................................   $53,000.00     $     0.00      $   0.00     $53,000.00
2.............................................    53,530.00           0.00        500.00      54,030.00
3.............................................     3,883.00      50,000.00          0.00       3,883.00
4.............................................     3,494.70           0.00        500.00       3,994.70
5.............................................     3,844.17           0.00          0.00       3,844.17
6.............................................     4,228.59           0.00        500.00       4,728.59
7.............................................     4,651.45           0.00          0.00       4,651.45
8.............................................     5,116.59           0.00        500.00       5,616.59
9.............................................     5,628.25           0.00          0.00       5,628.25
10............................................       691.07       5,000.00          0.00         691.07

                                                                  DEATH        DEATH     HYPOTHETICAL
YEAR                                                           BENEFIT (b)  BENEFIT (c)  DEATH BENEFIT
-------------------------------------------------------------  -----------  -----------  -------------
1............................................................  $52,500.00   $50,000.00    $53,000.00
2............................................................   55,125.00    53,000.00     55,125.00
3............................................................    4,171.13     3,972.50      4,171.13
4............................................................    4,379.68     4,171.13      4,379.68
5............................................................    4,598.67     4,379.68      4,598.67
6............................................................    4,828.60     4,598.67      4,828.60
7............................................................    5,070.03     4,828.60      5,070.03
8............................................................    5,323.53     5,070.03      5,616.59
9............................................................    5,589.71     5,616.59      5,628.25
10...........................................................      712.70       683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                          HYPOTHETICAL   HYPOTHETICAL
                                                           ACCUMULATED   MARKET VALUE    HYPOTHETICAL
YEAR                                                          VALUE       ADJUSTMENT     DEATH BENEFIT
--------------------------------------------------------  ------------   -------------   -------------
1.......................................................   $53,000.00       $  0.00       $53,000.00
2.......................................................    53,530.00        500.00        54,030.00
3.......................................................    58,883.00          0.00        58,883.00
4.......................................................    52,994.70        500.00        53,494.70
5.......................................................    58,294.17          0.00        58,294.17
6.......................................................    64,123.59        500.00        64,623.59
7.......................................................    70,535.95          0.00        70,535.95
8.......................................................    77,589.54        500.00        78,089.54
9.......................................................    85,348.49          0.00        85,348.49
10......................................................    93,883.34          0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                 APPENDIX D

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2017.



                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015        2014        2013
-------------------------------------  ----------  -----------  -----------  ----------  ----------

GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
(SUBTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS CORE FIXED INCOME PORTFOLIO
   (CLASS I) ON MARCH 2, 2018
Unit Value:
  Beginning of Period................       2.676        2.643        2.675       2.570       2.644
  End of Period......................       2.720        2.676        2.643       2.675       2.570
Number of Units Outstanding at End of
  Period (in thousands)..............   7,627.341    8,203.171    9,076.626  10,602.988  12,036.407
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period................       6.055        5.513        5.542       4.967       3.823
  End of Period......................       7.239        6.055        5.513       5.542       4.967
Number of Units Outstanding at End of
  Period (in thousands)..............   9,830.865   10,740.427   12,001.772  13,566.816  15,337.884
GOLDMAN SACHS VIT GLOBAL TRENDS
  ALLOCATION FUND (SERVICE SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012;
   NAME CHANGED FROM GOLDMAN SACHS VIT
   GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................       1.146        1.114        1.201       1.172       1.047
  End of Period......................       1.277        1.146        1.114       1.201       1.172
Number of Units Outstanding at End of
  Period (in thousands)..............     163.048      199.626      233.692      61.643       8.106


                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                               2012        2011        2010         2009        2008
-------------------------------------  -----------  ----------  ----------  -----------  ----------

GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
(SUBTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS CORE FIXED INCOME PORTFOLIO
   (CLASS I) ON MARCH 2, 2018
Unit Value:
  Beginning of Period................        2.514       2.385       2.258        1.998       2.217
  End of Period......................        2.644       2.514       2.385        2.258       1.998
Number of Units Outstanding at End of
  Period (in thousands)..............   13,485.632  15,764.784  18,836.389   21,410.051  25,229.815
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period................        3.358       3.348       2.956        2.376       3.842
  End of Period......................        3.823       3.358       3.348        2.956       2.376
Number of Units Outstanding at End of
  Period (in thousands)..............   16,918.081  19,613.211  22,190.905   25,376.629  29,956.271
GOLDMAN SACHS VIT GLOBAL TRENDS
  ALLOCATION FUND (SERVICE SHARES)
(INVESTMENT OPTION ADDED ON MAY 22, 2012;
   NAME CHANGED FROM GOLDMAN SACHS VIT
   GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................          N/A         N/A         N/A          N/A         N/A
  End of Period......................        1.047         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............       10.343         N/A         N/A          N/A         N/A

                                                         YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016        2015         2014         2013
-------------------------------------  -----------  ----------  ----------  -----------  -----------

GOLDMAN SACHS VIT GOVERNMENT MONEY
  MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   MONEY MARKET FUND (SERVICE SHARES)
   ON APRIL 15, 2016; LIQUIDATED FROM
   PIONEER EMERGING MARKETS VCT
   PORTFOLIO CLASS II ON NOVEMBER 11, 2017)
Unit Value:
  Beginning of Period................        1.355       1.374       1.395        1.415        1.436
  End of Period......................        1.342       1.355       1.374        1.395        1.415
Number of Units Outstanding at End of
  Period (in thousands)..............   15,807.488  13,066.890  13,899.946   13,393.847   15,235.383
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        6.512       6.515       6.974        6.370        4.889
  End of Period......................        8.145       6.512       6.515        6.974        6.370
Number of Units Outstanding at End of
  Period (in thousands)..............    3,477.921   3,894.078   4,355.437    4,926.072    5,710.225
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   GOVERNMENT INCOME FUND (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period................        2.196       2.207       2.248        2.284        2.308
  End of Period......................        2.196       2.196       2.207        2.248        2.284
Number of Units Outstanding at End of
  Period (in thousands)..............    4,110.743   4,468.155   5,069.975    5,758.545    6,797.295
GOLDMAN SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS MID CAP VALUE INSIGHTS PORTFOLIO
   (CLASS II) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        6.745       6.042       6.777        6.070        4.646
  End of Period......................        7.369       6.745       6.042        6.777        6.070
Number of Units Outstanding at End of
  Period (in thousands)..............    4,386.637   4,830.018   5,403.237    6,062.597    6,912.480

                                                         YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010        2009         2008
-------------------------------------  -----------  ----------  -----------  -----------  ----------

GOLDMAN SACHS VIT GOVERNMENT MONEY
  MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   MONEY MARKET FUND (SERVICE SHARES)
   ON APRIL 15, 2016; LIQUIDATED FROM
   PIONEER EMERGING MARKETS VCT
   PORTFOLIO CLASS II ON NOVEMBER 11, 2017)
Unit Value:
  Beginning of Period................        1.457       1.478        1.500        1.520       1.508
  End of Period......................        1.436       1.457        1.478        1.500       1.520
Number of Units Outstanding at End of
  Period (in thousands)..............   16,132.012  18,259.678   21,624.950   22,501.192  31,904.255
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
  FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        4.154       4.389        3.731        2.387       4.093
  End of Period......................        4.889       4.154        4.389        3.731       2.387
Number of Units Outstanding at End of
  Period (in thousands)..............    6,560.266   7,384.849    8,745.356   10,148.266  12,410.335
GOLDMAN SACHS VIT HIGH QUALITY
  FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   GOVERNMENT INCOME FUND (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period................        2.278       2.174        2.097        1.999       1.966
  End of Period......................        2.308       2.278        2.174        2.097       1.999
Number of Units Outstanding at End of
  Period (in thousands)..............    7,814.680   9,207.515   12,089.461   13,501.679  17,980.445
GOLDMAN SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC GOLDMAN
   SACHS MID CAP VALUE INSIGHTS PORTFOLIO
   (CLASS II) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................        3.989       4.334        3.527        2.695       4.356
  End of Period......................        4.646       3.989        4.334        3.527       2.695
Number of Units Outstanding at End of
  Period (in thousands)..............    7,939.062   9,291.482   10,848.842   13,005.014  15,595.491

                                                          YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016        2015         2014        2013
-------------------------------------  -----------  ----------  ----------  -----------  -----------

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   CAPITAL GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010; SUBSTITUTED INTO
   GLOBAL ATLANTIC BLACKROCK DISCIPLINED
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018)
Unit Value:
  Beginning of Period................        3.606       3.598       3.540        3.168        2.435
  End of Period......................        4.633       3.606       3.598        3.540        3.168
Number of Units Outstanding at End of
  Period (in thousands)..............   11,493.335  12,789.737  14,104.517   15,855.744   17,975.151
GOLDMAN SACHS VIT INTERNATIONAL EQUITY
  INSIGHT FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018; NAME CHANGED FROM GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON
   APRIL 23, 2018)
Unit Value:
  Beginning of Period................        1.761       1.840       1.853        2.037        1.671
  End of Period......................        2.191       1.761       1.840        1.853        2.037
Number of Units Outstanding at End of
  Period (in thousands)..............    9,002.383   9,903.613  10,584.392   11,655.097   12,687.511
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED CORE PORTFOLIO (CLASS I) ON
   MARCH 2, 2018)
Unit Value:
  Beginning of Period................        4.635       4.257       4.337        3.788        2.801
  End of Period......................        5.655       4.635       4.257        4.337        3.788
Number of Units Outstanding at End of
  Period (in thousands)..............    8,095.355   8,966.562  10,039.045   11,198.130   13,019.609

                                                         YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2012        2011         2010        2009         2008
-------------------------------------  ----------  ----------  -----------  -----------  ----------

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   CAPITAL GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010; SUBSTITUTED INTO
   GLOBAL ATLANTIC BLACKROCK DISCIPLINED
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018)
Unit Value:
  Beginning of Period................       2.066       2.158        1.982        1.363       2.383
  End of Period......................       2.435       2.066        2.158        1.982       1.363
Number of Units Outstanding at End of
  Period (in thousands)..............  20,316.666  23,167.099   26,380.717   30,600.524  36,291.220
GOLDMAN SACHS VIT INTERNATIONAL EQUITY
  INSIGHT FUND (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 2,
   2018; NAME CHANGED FROM GOLDMAN
   SACHS VIT STRATEGIC INTERNATIONAL
   EQUITY FUND (SERVICE SHARES) ON
   APRIL 23, 2018)
Unit Value:
  Beginning of Period................       1.402       1.677        1.546        1.222       2.300
  End of Period......................       1.671       1.402        1.677        1.546       1.222
Number of Units Outstanding at End of
  Period (in thousands)..............  14,436.086  16,723.357   18,878.009   21,903.200  26,552.596
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
  FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS VIT
   STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED CORE PORTFOLIO (CLASS I) ON
   MARCH 2, 2018)
Unit Value:
  Beginning of Period................       2.490       2.432        2.192        1.840       2.969
  End of Period......................       2.801       2.490        2.432        2.192       1.840
Number of Units Outstanding at End of
  Period (in thousands)..............  14,659.930  16,434.619   19,031.892   21,813.579  25,317.159

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016          2015        2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

EATON VANCE VT FLOATING-RATE
  INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR
   TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period................        1.356        1.263        1.294        1.306        1.276
  End of Period......................        1.382        1.356        1.263        1.294        1.306
Number of Units Outstanding at End of
  Period (in thousands)..............    2,208.652    2,311.137    2,656.649    3,165.219    3,227.302
GLOBAL ATLANTIC BLACKROCK ALLOCATION
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP ASSET
   MANAGER(SM) PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   MFS(R) TOTAL RETURN SERIES (SERVICE
   CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.167          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      968.006          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO (SERVICE CLASS 2), FIDELITY VIP
   GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
   CLASS 2), FIDELITY VIP GROWTH PORTFOLIO
   (INITIAL CLASS) ON NOVEMBER 17, 2017;
   SUBSTITUTED FROM AB VPS LARGE CAP
   GROWTH PORTFOLIO (CLASS B), FT VIP
   FRANKLIN LARGE CAP GROWTH VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   STRATEGIC GROWTH FUND (SERVICE SHARES),
   GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
   FUND (SERVICE SHARES) ON MARCH 2, 2018;
   SUBSTITUTED FROM INVESCO V.I. AMERICAN
   FRANCHISE FUND (SERIES I SHARES),
   INVESCO V.I. CORE EQUITY FUND (SERIES I
   SHARES), OPPENHEIMER CAPITAL
   APPRECIATION FUND/VA (SERVICE SHARES)
   ON MARCH 16, 2018
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.357          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    9,003.660          N/A          N/A          N/A          N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2012        2011         2010         2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

EATON VANCE VT FLOATING-RATE
  INCOME FUND
(CLOSED TO NEW PAYMENT ALLOCATIONS OR
   TRANSFERS ON NOVEMBER 15, 2010)
Unit Value:
  Beginning of Period................        1.206        1.194        1.110        0.780        1.087
  End of Period......................        1.276        1.206        1.194        1.110        0.780
Number of Units Outstanding at End of
  Period (in thousands)..............    3,168.253    4,154.252    3,744.031    3,475.488    2,972.079
GLOBAL ATLANTIC BLACKROCK ALLOCATION
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP ASSET
   MANAGER(SM) PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   MFS(R) TOTAL RETURN SERIES (SERVICE
   CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO (SERVICE CLASS 2), FIDELITY VIP
   GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
   CLASS 2), FIDELITY VIP GROWTH PORTFOLIO
   (INITIAL CLASS) ON NOVEMBER 17, 2017;
   SUBSTITUTED FROM AB VPS LARGE CAP
   GROWTH PORTFOLIO (CLASS B), FT VIP
   FRANKLIN LARGE CAP GROWTH VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   STRATEGIC GROWTH FUND (SERVICE SHARES),
   GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS
   FUND (SERVICE SHARES) ON MARCH 2, 2018;
   SUBSTITUTED FROM INVESCO V.I. AMERICAN
   FRANCHISE FUND (SERIES I SHARES),
   INVESCO V.I. CORE EQUITY FUND (SERIES I
   SHARES), OPPENHEIMER CAPITAL
   APPRECIATION FUND/VA (SERVICE SHARES)
   ON MARCH 16, 2018
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                               2017         2016         2015         2014        2013
-------------------------------------  -----------  -----------  -----------  -----------  ----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  INTERNATIONAL CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP
   INTERNATIONAL VALUE EQUITY SERIES
   (STANDARD CLASS) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP OVERSEAS
   PORTFOLIO (INITIAL CLASS) ON NOVEMBER 17,
   2017; SUBSTITUTED FROM FT VIP
   TEMPLETON FOREIGN VIP FUND (CLASS 2)
   ON DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON MARCH 2, 2018; SUBSTITUTED
   FROM T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A         N/A
  End of Period......................       10.177          N/A          N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    2,796.334          N/A          N/A          N/A         N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  MID CAP GROWTH PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP SMID CAP
   CORE SERIES (SERVICE CLASS) ON
   NOVEMBER 3; SUBSTITUTED FROM FIDELITY
   VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
   ON NOVEMBER 17, 2017 2017; SUBSTITUTED
   FROM FT VIP FRANKLIN SMALL-MID CAP
   GROWTH VIP FUND (CLASS 2) ON
   DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT GROWTH
   OPPORTUNITIES FUND (SERVICE SHARES) ON
   MARCH 2, 2018; SUBSTITUTED FROM INVESCO
   V.I. MID CAP GROWTH FUND (SERIES II
   SHARES), MFS(R) MID CAP GROWTH SERIES
   (SERVICE CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A         N/A
  End of Period......................       10.327          N/A          N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    1,637.214          N/A          N/A          N/A         N/A

                                                         YEAR ENDED DECEMBER 31ST
                                       ----------------------------------------------------------
SUB-ACCOUNTS                              2012        2011        2010        2009        2008
-------------------------------------  ----------  ----------  ----------  ----------  ----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  INTERNATIONAL CORE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP
   INTERNATIONAL VALUE EQUITY SERIES
   (STANDARD CLASS) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP OVERSEAS
   PORTFOLIO (INITIAL CLASS) ON NOVEMBER 17,
   2017; SUBSTITUTED FROM FT VIP
   TEMPLETON FOREIGN VIP FUND (CLASS 2)
   ON DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND (SERVICE
   SHARES) ON MARCH 2, 2018; SUBSTITUTED
   FROM T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................         N/A         N/A         N/A         N/A         N/A
  End of Period......................         N/A         N/A         N/A         N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A         N/A         N/A         N/A         N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  MID CAP GROWTH PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DELAWARE VIP SMID CAP
   CORE SERIES (SERVICE CLASS) ON
   NOVEMBER 3; SUBSTITUTED FROM FIDELITY
   VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
   ON NOVEMBER 17, 2017 2017; SUBSTITUTED
   FROM FT VIP FRANKLIN SMALL-MID CAP
   GROWTH VIP FUND (CLASS 2) ON
   DECEMBER 8, 2017; SUBSTITUTED FROM
   GOLDMAN SACHS VIT GROWTH
   OPPORTUNITIES FUND (SERVICE SHARES) ON
   MARCH 2, 2018; SUBSTITUTED FROM INVESCO
   V.I. MID CAP GROWTH FUND (SERIES II
   SHARES), MFS(R) MID CAP GROWTH SERIES
   (SERVICE CLASS) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................         N/A         N/A         N/A         N/A         N/A
  End of Period......................         N/A         N/A         N/A         N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A         N/A         N/A         N/A         N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2017        2016          2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  SMALL CAP PORTFOLIO (CLASS II)
(SUBSTITUTED FROM MFS(R) NEW DISCOVERY
   SERIES (SERVICE CLASS) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.197          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............        3.948          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  U.S. CORE PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER MAIN
   STREET FUND(R)/VA (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.367          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............       14.177          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  VALUE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CROCI(R) U.S.
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP
   EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
   ON NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B), AB VPS VALUE PORTFOLIO
   (CLASS B), FT VIP FRANKLIN GROWTH AND
   INCOME VIP FUND (CLASS 2), FT VIP
   FRANKLIN MUTUAL SHARES VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUED FROM INVESCO V.I. VALUE
   OPPORTUNITIES FUND (SERIES II SHARES)
   ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.417          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    7,692.851          N/A          N/A          N/A          N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2012         2011         2010         2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  SMALL CAP PORTFOLIO (CLASS II)
(SUBSTITUTED FROM MFS(R) NEW DISCOVERY
   SERIES (SERVICE CLASS) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  U.S. CORE PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER MAIN
   STREET FUND(R)/VA (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC BLACKROCK DISCIPLINED
  VALUE PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CROCI(R) U.S.
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM FIDELITY VIP
   EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
   ON NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS GROWTH AND INCOME PORTFOLIO
   (CLASS B), AB VPS VALUE PORTFOLIO
   (CLASS B), FT VIP FRANKLIN GROWTH AND
   INCOME VIP FUND (CLASS 2), FT VIP
   FRANKLIN MUTUAL SHARES VIP FUND
   (CLASS 2) ON DECEMBER 8, 2017;
   SUBSTITUED FROM INVESCO V.I. VALUE
   OPPORTUNITIES FUND (SERIES II SHARES)
   ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A          N/A          N/A          N/A
  End of Period......................          N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A          N/A          N/A          N/A

                                                         YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016        2015         2014        2013
-------------------------------------  -----------  ----------  -----------  ----------  ----------

GLOBAL ATLANTIC BLACKROCK HIGH YIELD
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP HIGH
   INCOME PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................        9.898         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    1,528.015         N/A         N/A          N/A         N/A
GLOBAL ATLANTIC GOLDMAN SACHS CORE
  FIXED INCOME PORTFOLIO (CLASS I)
(SUBSTITUTED FROM GOLDMAN SACHS VIT
   CORE FIXED INCOME FUND (SERVICE
   SHARES) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................        9.958         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............           --         N/A         N/A          N/A         N/A
GLOBAL ATLANTIC GOLDMAN SACHS GLOBAL
  EQUITY INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER GLOBAL
   FUND/VA (SERVICE SHARES) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................       10.257         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............           --         N/A         N/A          N/A         N/A
GLOBAL ATLANTIC GOLDMAN SACHS LARGE CAP
  GROWTH INSIGHTS PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CAPITAL GROWTH
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM JANUS HENDERSON
   RESEARCH PORTFOLIO (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................       10.000         N/A         N/A          N/A         N/A
  End of Period......................       10.277         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      296.021         N/A         N/A          N/A         N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010         2009        2008
-------------------------------------  ----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC BLACKROCK HIGH YIELD
  PORTFOLIO (CLASS I)
(SUBSTITUTED FROM FIDELITY VIP HIGH
   INCOME PORTFOLIO (INITIAL CLASS) ON
   NOVEMBER 17, 2017)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS CORE
  FIXED INCOME PORTFOLIO (CLASS I)
(SUBSTITUTED FROM GOLDMAN SACHS VIT
   CORE FIXED INCOME FUND (SERVICE
   SHARES) ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS GLOBAL
  EQUITY INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM OPPENHEIMER GLOBAL
   FUND/VA (SERVICE SHARES) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A
GLOBAL ATLANTIC GOLDMAN SACHS LARGE CAP
  GROWTH INSIGHTS PORTFOLIO (CLASS I)
(SUBSTITUTED FROM DEUTSCHE CAPITAL GROWTH
   VIP (CLASS A) ON NOVEMBER 3, 2017;
   SUBSTITUTED FROM JANUS HENDERSON
   RESEARCH PORTFOLIO (SERVICE SHARES) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................         N/A          N/A          N/A          N/A          N/A
  End of Period......................         N/A          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............         N/A          N/A          N/A          N/A          N/A

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

GLOBAL ATLANTIC GOLDMAN SACHS MID CAP
  VALUE INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM FIDELITY VIP VALUE
   STRATEGIES PORTFOLIO (SERVICE CLASS 2) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   MID CAP VALUE FUND (SERVICE SHARES)
   ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................       10.000          N/A          N/A          N/A          N/A
  End of Period......................       10.397          N/A          N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      581.854          N/A          N/A          N/A          N/A
INVESCO V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES
   (SERIES I SHARES) MERGED INTO THIS FUND
   ON APRIL 29, 2011; INVESCO V.I. CAPITAL
   APPRECIATION FUND (SERIES I SHARES)
   MERGED INTO THIS FUND ON APRIL 27, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. AMERICAN FRANCHISE FUND
   (SERIES I SHARES) ON MAY 1, 2013;
   SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.371        1.361        1.315        1.230        0.891
  End of Period......................        1.721        1.371        1.361        1.315        1.230
Number of Units Outstanding at End of
  Period (in thousands)..............    2,609.158    2,924.402    3,222.768    3,846.405    4,298.391

                                                         YEAR ENDED DECEMBER 31ST
                                       -------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010         2009        2008
-------------------------------------  -----------  -----------  -----------  ----------  ----------

GLOBAL ATLANTIC GOLDMAN SACHS MID CAP
  VALUE INSIGHTS PORTFOLIO (CLASS II)
(SUBSTITUTED FROM FIDELITY VIP VALUE
   STRATEGIES PORTFOLIO (SERVICE CLASS 2) ON
   NOVEMBER 17, 2017; SUBSTITUTED FROM
   AB VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON DECEMBER 8, 2017;
   SUBSTITUTED FROM GOLDMAN SACHS VIT
   MID CAP VALUE FUND (SERVICE SHARES)
   ON MARCH 2, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A         N/A          N/A         N/A
  End of Period......................          N/A          N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............          N/A          N/A         N/A          N/A         N/A
INVESCO V.I. AMERICAN FRANCHISE FUND
  (SERIES I SHARES)
(INVESCO V.I. LARGE CAP GROWTH SERIES
   (SERIES I SHARES) MERGED INTO THIS FUND
   ON APRIL 29, 2011; INVESCO V.I. CAPITAL
   APPRECIATION FUND (SERIES I SHARES)
   MERGED INTO THIS FUND ON APRIL 27, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES I SHARES) ON APRIL 30, 2012;
   NAME CHANGED FROM THE INVESCO VAN
   KAMPEN V.I. AMERICAN FRANCHISE FUND
   (SERIES I SHARES) ON MAY 1, 2013;
   SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.795          N/A         N/A          N/A         N/A
  End of Period......................        0.891        0.795         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    5,024.829    1,175.072         N/A          N/A         N/A

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015          2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

INVESCO V.I. CORE EQUITY FUND (SERIES I
  SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE
   EQUITY FUND (SERIES I SHARES) ON
   APRIL 30, 2010; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED CORE
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.205        1.109        1.195        1.121        0.880
  End of Period......................        1.345        1.205        1.109        1.195        1.121
Number of Units Outstanding at End of
  Period (in thousands)..............    2,495.908    2,674.759    3,136.165    3,500.513    4,337.405
INVESCO V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL
   HEALTH CARE FUND (SERIES I SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period................        1.887        2.162        2.127        1.803        1.302
  End of Period......................        2.154        1.887        2.162        2.127        1.803
Number of Units Outstanding at End of
  Period (in thousands)..............    1,614.224    1,804.720    1,961.979    3,199.275    2,795.850
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) MERGED INTO THIS FUND
   ON APRIL 27, 2012; NAME CHANGED FROM
   THE INVESCO VAN KAMPEN V.I. MID CAP
   GROWTH FUND (SERIES II SHARES) ON
   MAY 1, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED MID
   CAP GROWTH PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.819        1.835        1.843        1.736        1.290
  End of Period......................        2.190        1.819        1.835        1.843        1.736
Number of Units Outstanding at End of
  Period (in thousands)..............      162.121      175.234      190.242      186.067      227.991


                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                               2012         2011        2010        2009         2008
-------------------------------------  -----------  -----------  ----------  -----------  -----------

INVESCO V.I. CORE EQUITY FUND (SERIES I
  SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE
   EQUITY FUND (SERIES I SHARES) ON
   APRIL 30, 2010; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED CORE
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.784        0.796       0.737        0.583        0.847
  End of Period......................        0.880        0.784       0.796        0.737        0.583
Number of Units Outstanding at End of
  Period (in thousands)..............    5,364.900    4,867.341   5,585.125    7,124.659    8,835.380
INVESCO V.I. GLOBAL HEALTH CARE FUND
  (SERIES I SHARES)
(NAME CHANGE FROM THE AIM V.I. GLOBAL
   HEALTH CARE FUND (SERIES I SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period................        1.093        1.067       1.028        0.817        1.161
  End of Period......................        1.302        1.093       1.067        1.028        0.817
Number of Units Outstanding at End of
  Period (in thousands)..............    2,864.495    2,583.177   3,051.769    3,480.735    4,469.914
INVESCO V.I. MID CAP GROWTH FUND
  (SERIES II SHARES)
(INVESCO V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES) MERGED INTO THIS FUND
   ON APRIL 27, 2012; NAME CHANGED FROM
   THE INVESCO VAN KAMPEN V.I. MID CAP
   GROWTH FUND (SERIES II SHARES) ON
   MAY 1, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC BLACKROCK DISCIPLINED MID
   CAP GROWTH PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................          N/A          N/A         N/A          N/A          N/A
  End of Period......................        1.290          N/A         N/A          N/A          N/A
Number of Units Outstanding at End of
  Period (in thousands)..............      248.347          N/A         N/A          N/A          N/A


                                                          YEAR ENDED DECEMBER 31ST
                                       --------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016          2015         2014        2013
-------------------------------------  -----------  -----------  -----------  -----------  ----------

INVESCO V.I. VALUE OPPORTUNITIES FUND
  (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC
   VALUE FUND (SERIES II SHARES) ON
   APRIL 30, 2010; NAME CHANGED FROM THE
   INVESCO V.I. BASIC VALUE FUND (SERIES II
   SHARES) ON APRIL 30, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN
   V.I. VALUE OPPORTUNITIES FUND (SERIES II
   SHARES) ON MAY 1, 2013; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED VALUE PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.421        1.223        1.389        1.325       1.009
  End of Period......................        1.642        1.421        1.223        1.389       1.325
Number of Units Outstanding at End of
  Period (in thousands)..............    1,847.213    2,079.321    2,372.004    2,587.832   2,987.410
JANUS HENDERSON RESEARCH PORTFOLIO
  (SERVICE SHARES)
(NAME CHANGED FROM JANUS ASPEN JANUS
   PORTFOLIO (SERVICE SHARES) ON JUNE 5,
   2017; SUBSTITUTED INTO GLOBAL ATLANTIC
   GOLDMAN SACHS LARGE CAP GROWTH
   INSIGHTS PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        1.092        1.105        1.067        0.960       0.750
  End of Period......................        1.373        1.092        1.105        1.067       0.960
Number of Units Outstanding at End of
  Period (in thousands)..............    3,354.329    3,763.239    4,363.269    4,927.866   5,551.545
MFS(R) MID CAP GROWTH SERIES (SERVICE
  CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.636        1.587        1.542        1.441       1.066
  End of Period......................        2.043        1.636        1.587        1.542       1.441
Number of Units Outstanding at End of
  Period (in thousands)..............      195.007      294.239      318.507      394.049     414.970

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010          2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

INVESCO V.I. VALUE OPPORTUNITIES FUND
  (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. BASIC
   VALUE FUND (SERIES II SHARES) ON
   APRIL 30, 2010; NAME CHANGED FROM THE
   INVESCO V.I. BASIC VALUE FUND (SERIES II
   SHARES) ON APRIL 30, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN
   V.I. VALUE OPPORTUNITIES FUND (SERIES II
   SHARES) ON MAY 1, 2013; SUBSTITUTED
   INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED VALUE PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.870        0.914        0.867        0.595        1.256
  End of Period......................        1.009        0.870        0.914        0.867        0.595
Number of Units Outstanding at End of
  Period (in thousands)..............    3,290.467    5,418.986    6,504.556    7,806.690    8,826.762
JANUS HENDERSON RESEARCH PORTFOLIO
  (SERVICE SHARES)
(NAME CHANGED FROM JANUS ASPEN JANUS
   PORTFOLIO (SERVICE SHARES) ON JUNE 5,
   2017; SUBSTITUTED INTO GLOBAL ATLANTIC
   GOLDMAN SACHS LARGE CAP GROWTH
   INSIGHTS PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        0.643        0.691        0.614        0.458        0.772
  End of Period......................        0.750        0.643        0.691        0.614        0.458
Number of Units Outstanding at End of
  Period (in thousands)..............    6,403.406    7,922.114    9,340.191   10,595.924   13,232.253
MFS(R) MID CAP GROWTH SERIES (SERVICE
  CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED MID CAP GROWTH
   PORTFOLIO (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        0.929        1.004        0.789        0.567        1.188
  End of Period......................        1.066        0.929        1.004        0.789        0.567
Number of Units Outstanding at End of
  Period (in thousands)..............      438.846      611.717      739.863      732.494      967.542

                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2017         2016        2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED SMALL CAP
   PORTFOLIO (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        2.110        1.968        2.040        2.238        1.608
  End of Period......................        2.627        2.110        1.968        2.040        2.238
Number of Units Outstanding at End of
  Period (in thousands)..............      883.062      998.017    1,187.791    1,285.868    1,558.962
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   ALLOCATION PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.801        1.680        1.714        1.607        1.373
  End of Period......................        1.989        1.801        1.680        1.714        1.607
Number of Units Outstanding at End of
  Period (in thousands)..............    1,673.571    1,819.976    2,162.254    2,861.478    2,630.997
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period................        3.389        3.092        3.680        3.321        2.803
  End of Period......................        3.824        3.389        3.092        3.680        3.321
Number of Units Outstanding at End of
  Period (in thousands)..............      738.290      851.059      951.129    1,435.699    1,065.933
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.651        1.717        1.687        1.487        1.166
  End of Period......................        2.059        1.651        1.717        1.687        1.487
Number of Units Outstanding at End of
  Period (in thousands)..............      678.913      733.768      810.852      975.130    1,106.358


                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                              2012         2011         2010          2009         2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED SMALL CAP
   PORTFOLIO (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.350        1.530        1.142        0.711        1.194
  End of Period......................        1.608        1.350        1.530        1.142        0.711
Number of Units Outstanding at End of
  Period (in thousands)..............    1,738.468    1,986.945    2,084.674    1,848.304    1,702.980
MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   ALLOCATION PORTFOLIO (CLASS I) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.256        1.255        1.161        1.001        1.308
  End of Period......................        1.373        1.256        1.255        1.161        1.001
Number of Units Outstanding at End of
  Period (in thousands)..............    2,857.899    4,073.495    4,639.003    5,060.246    4,967.858
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period................        2.512        2.393        2.140        1.634        2.666
  End of Period......................        2.803        2.512        2.393        2.140        1.634
Number of Units Outstanding at End of
  Period (in thousands)..............    1,197.647    1,280.885    1,426.959    1,598.029    2,599.645
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED CORE PORTFOLIO
   (CLASS I) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.040        1.070        0.994        0.700        1.307
  End of Period......................        1.166        1.040        1.070        0.994        0.700
Number of Units Outstanding at End of
  Period (in thousands)..............    1,349.878    1,577.842    1,918.941    2,467.616    3,769.030


                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                              2017         2016         2015        2014        2013
-------------------------------------  ----------  -----------  -----------  ----------  ----------

OPPENHEIMER CONSERVATIVE BALANCED
  FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
   BALANCED FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; NAME CHANGED FROM
   OPPENHEIMER CAPITAL INCOME FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................       1.331        1.287        1.298       1.220       1.097
  End of Period......................       1.429        1.331        1.287       1.298       1.220
Number of Units Outstanding at End of
  Period (in thousands)..............     611.608      548.034      490.982     564.751     738.544
OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL
   SECURITIES FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC GOLDMAN SACHS GLOBAL EQUITY
   INSIGHTS PORTFOLIO (CLASS II) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................       2.160        2.195        2.149       2.137       1.707
  End of Period......................       2.902        2.160        2.195       2.149       2.137
Number of Units Outstanding at End of
  Period (in thousands)..............   1,435.894    1,581.161    1,772.693   1,849.283   1,974.822
OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
   (SERVICE SHARES) MERGED INTO THIS FUND
   ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period................       0.420        0.401        0.417       0.413       0.421
  End of Period......................       0.439        0.420        0.401       0.417       0.413
Number of Units Outstanding at End of
  Period (in thousands)..............   1,954.666    2,097.833    2,303.821   2,551.411   3,048.329


                                                          YEAR ENDED DECEMBER 31ST
                                       ------------------------------------------------------------
SUB-ACCOUNTS                               2012        2011        2010         2009        2008
-------------------------------------  -----------  ----------  ----------  -----------  ----------

OPPENHEIMER CONSERVATIVE BALANCED
  FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER
   BALANCED FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; NAME CHANGED FROM
   OPPENHEIMER CAPITAL INCOME FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2015)
Unit Value:
  Beginning of Period................        0.993       1.004       0.904        0.754       1.357
  End of Period......................        1.097       0.993       1.004        0.904       0.754
Number of Units Outstanding at End of
  Period (in thousands)..............      796.063   1,692.052   1,752.568    1,977.873   1,468.732
OPPENHEIMER GLOBAL FUND/VA (SERVICE
  SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL
   SECURITIES FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2013; SUBSTITUTED INTO GLOBAL
   ATLANTIC GOLDMAN SACHS GLOBAL EQUITY
   INSIGHTS PORTFOLIO (CLASS II) ON
   MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.432       1.589       1.393        1.015       1.725
  End of Period......................        1.707       1.432       1.589        1.393       1.015
Number of Units Outstanding at End of
  Period (in thousands)..............    2,059.994   2,555.656   3,135.667    3,771.514   3,948.984
OPPENHEIMER GLOBAL STRATEGIC INCOME
  FUND/VA (SERVICE SHARES)
(OPPENHEIMER HIGH INCOME FUND/VA
   (SERVICE SHARES) MERGED INTO THIS FUND
   ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period................          N/A         N/A         N/A          N/A         N/A
  End of Period......................        0.421         N/A         N/A          N/A         N/A
Number of Units Outstanding at End of
  Period (in thousands)..............    3,227.077         N/A         N/A          N/A         N/A


                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2017        2016          2015         2014         2013
-------------------------------------  -----------  -----------  -----------  -----------  -----------

OPPENHEIMER MAIN STREET FUND(R)/VA
  (SERVICE SHARES)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED U.S. CORE PORTFOLIO
   (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        2.015        1.837        1.808        1.661        1.283
  End of Period......................        2.316        2.015        1.837        1.808        1.661
Number of Units Outstanding at End of
  Period (in thousands)..............      381.963      394.138      446.766      431.583      515.872
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period................        3.942        3.780        3.670        2.852        2.850
  End of Period......................        4.013        3.942        3.780        3.670        2.852
Number of Units Outstanding at End of
  Period (in thousands)..............    1,157.584    1,378.438    1,588.388    1,850.230    2,240.580
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        1.825        1.813        1.857        1.908        1.697
  End of Period......................        2.300        1.825        1.813        1.857        1.908
Number of Units Outstanding at End of
  Period (in thousands)..............    5,150.801    5,661.700    6,286.011    7,116.483    7,928.204

                                                           YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------
SUB-ACCOUNTS                               2012         2011         2010         2009        2008
-------------------------------------  -----------  -----------  -----------  -----------  -----------

OPPENHEIMER MAIN STREET FUND(R)/VA
  (SERVICE SHARES)
SUBSTITUTED INTO GLOBAL ATLANTIC BLACKROCK
   DISCIPLINED U.S. CORE PORTFOLIO
   (CLASS II) ON MARCH 16, 2018)
Unit Value:
  Beginning of Period................        1.116        1.136        0.995        0.789        1.305
  End of Period......................        1.283        1.116        1.136        0.995        0.789
Number of Units Outstanding at End of
  Period (in thousands)..............      545.930      737.677      893.395    1,076.820    1,335.802
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period................        2.491        2.303        1.818        1.402        2.308
  End of Period......................        2.850        2.491        2.303        1.818        1.402
Number of Units Outstanding at End of
  Period (in thousands)..............    2,333.629    2,631.585    3,004.438    3,248.806    3,753.215
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(SUBSTITUTED INTO GLOBAL ATLANTIC
   BLACKROCK DISCIPLINED INTERNATIONAL
   CORE PORTFOLIO (CLASS I) ON MARCH 16,
   2018)
Unit Value:
  Beginning of Period................        1.454        1.693        1.501        0.999        1.977
  End of Period......................        1.697        1.454        1.693        1.501        0.999
Number of Units Outstanding at End of
  Period (in thousands)..............    8,696.356   10,114.224   11,310.947   13,214.340   15,386.804

                                 APPENDIX E

   DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

(b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
        --------------------------------------------------------

           Accumulated Value determined immediately prior to the
                                 withdrawal

EXERCISING THE M-GAP RIDER.

      - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

      - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

      - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


             CONTRACT                      MINIMUM                          MINIMUM
            ANNIVERSARY                  GUARANTEED                       GUARANTEED
            AT EXERCISE                 BENEFIT BASE                   ANNUAL INCOME(1)
         ----------------              ---------------              ----------------------
                10                        $162,889                          $12,153
                15                        $207,892                          $17,695


          ------------------
          (1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                         COMMONWEALTH ANNUITY ADVANTAGE
                  EXECANNUITY PLUS 93 AND EXECANNUITY PLUS 91

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH
                     SUB-ACCOUNTS OF SEPARATE ACCOUNT VA-K

                  INVESTING IN SHARES OF THE UNDERLYING FUNDS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2018 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                               DATED MAY 1, 2018

                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                               3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                4

SERVICES                                                                      4

UNDERWRITERS                                                                  5

ANNUITY BENEFIT PAYMENTS                                                      6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                   6

PERFORMANCE INFORMATION                                                       7

FINANCIAL STATEMENTS                                                         11

FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
AND SEPARATE ACCOUNT VA-K                                                   F-1

                        GENERAL INFORMATION AND HISTORY


The Company's principal office (the "Principal Office") was relocated to 20 Guest Street, Brighton, MA 02135, Telephone 508-460-2400.


Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.


Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Currently, The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.



The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                            ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 101 Seaport Boulevard, Boston, MA 02210.

MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, LLC, an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, LLC. are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the financial statements of Separate Account VA-K of the Company as of December 31, 2017 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Global Atlantic Distributors LLC, (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION."

                                  UNDERWRITERS


Global Atlantic Distributors LLC, a Delaware company located at 20 Guest Street, Brighton, MA 02135 ("Global Atlantic" or "Underwriter") is principal underwriter for the Contracts. Global Atlantic is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of Global Atlantic (Fin) Company. Global Atlantic is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Global Atlantic for the years 2015, 2016 and 2017 were $1,564,940.88, $1,245,571.99 and $1,489,507.21 respectively.
No commissions were retained by Global Atlantic for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2015, 2016 and 2017.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

          ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

      -     must be new payments to the Contract, including the initial payment,

      - must be allocated to the Fixed Account, which will be the source account,

      - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

      -     will receive the enhanced rate while they remain in the Fixed
            Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

      - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

      - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                            PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P P(1 + T) TO THE POWER OF (n)              =     ERV

                           Where:           P    =     a hypothetical initial payment to the Variable Account of $1,000
                                            T    =     average annual total return
                                            n    =     number of years
                                          ERV    =     the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

     YEARS FROM DATE OF PAYMENT TO         CHARGE AS PERCENTAGE OF NEW
           DATE OF WITHDRAWAL             PURCHASE PAYMENTS WITHDRAWN*
     -----------------------------        ----------------------------
                  0-2                                  8%
                   3                                   7%
                   4                                   6%
                   5                                   5%
                   6                                   4%
                   7                                   3%
                   8                                   2%
                   9                                   1%
               Thereafter                              0%

--------
* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T) TO THE POWER OF (n)                =     EV

                         Where:             P    =     a hypothetical initial payment to the Variable Account of $1,000
                                            T    =     average annual total return
                                            n    =     number of years
                                            EV   =     the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
            COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS `93

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

    FOR PERIODS ENDING DECEMBER 31, 2017 AND SINCE INCEPTION OF SUB-ACCOUNT

                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                                  10 YEARS OR
                                                                                                                     SINCE
                                                            SUB-ACCOUNT         FOR YEAR                           INCEPTION
                                                            INCEPTION             ENDED                          OF SUB-ACCOUNT
                                                               DATE             12/31/17         5 YEARS           (IF LESS)
                                                         ------------------   -------------   -------------   --------------------
Goldman Sachs Core Fixed Income Fund                          01/09/06                -8.45           -3.53                  -1.07
Goldman Sachs Equity Index Fund                               01/09/06                 8.45           10.60                   3.00
Goldman Sachs Global Trends Allocation Fund                   05/22/12                 0.67            0.20                     --
Goldman Sachs Growth Opportunities Fund                       01/09/06                14.09            7.53                   3.99
Goldman Sachs High Quality Floating Rate Fund                 01/09/06                -9.98           -5.15                  -2.00
Goldman Sachs Mid Cap Value Fund                              01/09/06                -1.40            6.46                   2.05
Goldman Sachs Government Money Market Fund                    01/09/06               -10.86           -5.51                  -4.86
Goldman Sachs Strategic Growth Fund                           01/09/06                17.48           10.70                   3.37
Goldman Sachs Strategic International Equity Fund             01/09/06                13.39            1.75                  -5.63
Goldman Sachs U.S. Equity Insights Fund                       01/09/06                11.02           12.20                   3.02
Eaton Vance VT Floating Rate Income                            5/1/01                 -8.21           -2.43                  -0.81
Invesco V.I. American Franchise Fund                          05/01/01                14.51           11.13                   2.05
Invesco V.I. Core Equity Fund                                 08/01/00                 0.73            5.52                   1.37
Invesco V.I. Health Care Fund                                 08/01/00                 3.16            7.62                   3.29
Invesco V.I. Mid Cap Growth Fund                              5/1/2002                 9.38            8.04                  -0.23
Invesco V.I. Value Opportunities Fund                         05/01/02                 4.54            6.97                  -1.84
Janus Henderson Research Portfolio                             8/1/00                 14.72            9.78                   2.30
MFS(R)Mid Cap Growth Series                                    5/1/02                 13.85           10.91                   1.50
MFS(R)New Discovery Series                                     5/1/02                 13.51            6.99                   5.33
MFS(R)Total Return Series                                      5/1/02                 -0.32            4.18                   0.96
MFS(R)Utilities Series                                         5/1/02                  1.93            2.80                   0.09
Oppenheimer Capital Appreciation Fund/VA                       5/1/02                 13.68            8.94                   0.71
Oppenheimer Conservative Balanced Fund/VA                      5/1/02                 -3.14            1.73                  -4.07
Oppenheimer Global Fund/VA                                     5/1/02                 23.36            7.85                   1.63
Oppenheimer Global Strategic Income Fund/VA                    5/1/02                 -5.79           -3.30                -100.00
Oppenheimer Main Street Fund(R)/VA                             5/1/02                  3.95            9.48                   2.32
Pioneer Real Estate Shares VCT Portfolio                       8/1/00                 -8.30            3.55                   2.47
T. Rowe Price International Stock Portfolio                    5/1/95                 15.04            2.40                  -2.96

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2017

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                                                                  10 YEARS OR
                                                                                                                     SINCE
                                                            SUB-ACCOUNT         FOR YEAR                           INCEPTION
                                                            INCEPTION             ENDED                          OF SUB-ACCOUNT
                                                               DATE             12/31/17         5 YEARS           (IF LESS)
                                                         ------------------   -------------   -------------   --------------------
Goldman Sachs Core Fixed Income Fund                           01/09/06                1.22            1.25                   2.42
Goldman Sachs Equity Index Fund                                01/09/06                9.83           12.52                   5.04
Goldman Sachs Global Trends Allocation Fund                   05/22/2012               2.83             N/A                   3.00
Goldman Sachs Growth Opportunities Fund                        01/09/06               -0.05            9.41                   6.47
Goldman Sachs High Quality Floating Rate Fund                  01/09/06               -0.46           -0.73                   1.68
Goldman Sachs Mid Cap Value Fund                               01/09/06               11.64           11.08                   4.64
Goldman Sachs Government Money Market Fund                     01/09/06               -1.41           -1.44                  -0.73
Goldman Sachs Strategic Growth Fund                            01/09/06                0.22           11.79                   5.08
Goldman Sachs Strategic International Equity Fund              01/09/06               -4.28            4.67                  -2.04
Goldman Sachs U.S. Equity Insights Fund                        01/09/06                8.87           13.23                   4.22
Eaton Vance VT Floating Rate Income                             5/1/01                 1.91            1.61                   2.43
Invesco V.I. American Franchise Fund                            5/1/01                25.51           14.08                   5.76
Invesco V.I. Core Equity Fund                                   8/1/00                11.54            8.85                   4.73
Invesco V.I. Health Care Fund                                   8/1/00                14.16           10.59                   6.37
Invesco V.I. Mid Cap Growth Fund                                5/1/02                20.38           11.16                   3.82
Invesco V.I. Value Opportunities Fund                           5/1/02                15.54           10.24                   2.71
Janus Aspen Research Portfolio                                  8/1/00                25.72           12.86                   5.92
MFS(R) Mid Cap Growth Series                                    5/1/02                24.85           13.90                   5.57
MFS(R) New Discovery Series                                     5/1/02                24.51           10.31                   8.21
MFS(R) Total Return Series                                      5/1/02                10.41            7.68                   4.28
MFS(R) Utilities Series                                         5/1/02                12.84            6.41                   3.67
Oppenheimer Capital Appreciation Fund/VA                        5/1/02                24.68           12.04                   4.65
Oppenheimer Conservative Balanced Fund/VA                       5/1/02                 7.38            5.44                   0.52
Oppenheimer Global Fund/VA                                      5/1/02                34.36           11.20                   5.34
Oppenheimer Global Strategic Income Fund/VA                     5/1/02                 4.51            0.85                 -10.38
Oppenheimer Main Street Fund(R)/VA                              5/1/02                14.95           12.54                   5.91
Pioneer Real Estate Shares VCT Portfolio                        8/1/00                 1.81            7.08                   5.69
T. Rowe Price International Stock Portfolio                     5/1/95                26.04            6.27                   1.53



YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS GOVERNMENT MONEY MARKET
SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs Government Money Market Sub-Account for the seven-day period ended December 31, 2017:



         ExecAnnuity Plus Contracts
         Yield                                                 -0.6876%
         Effective Yield                                       -0.6853%

         Commonwealth Annuity Advantage Contracts
         Yield                                                 -0.6331%
         Effective Yield                                       -0.6312%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

            Effective Yield = [ (base period return + 1)(365/7)] - 1


The calculations of yield and effective yield reflect the $30 annual Contract fee.


                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2017, 2016 AND 2015

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

REPORT OF INDEPENDENT AUDITORS

CONSOLIDATED FINANCIAL STATEMENTS

                                                                           PAGE
                                                                           -----
Consolidated Balance Sheets                                                   2
Consolidated Statements of Income                                             4
Consolidated Statements of Comprehensive Income (Loss)                        5
Consolidated Statements of Shareholder's Equity                               6
Consolidated Statements of Cash Flows                                         7
Notes to the Consolidated Financial Statements
 1.  Nature of Operations                                                      8
 2.  Basis of Presentation and Significant Accounting Policies                 8
 3.  Significant Transactions                                                 23
 4.  Investments                                                              25
 5.  Derivative Instruments                                                   35
 6.  Fair Value Disclosure of Financial Instruments                           37
 7.  Deferred Policy Acquisition Costs, Value of Business Acquired,
       Unearned Revenue Reserves and Unearned Front-End Loads                 48
 8.  Policyholder Liabilities                                                 50
 9.  Closed Blocks                                                            55
 10. Reinsurance                                                              56
 11. Debt and Financing Arrangements                                          59
 12. Composition of Other Assets, Liabilities, Income and Expenses            60
 13. Accumulated Other Comprehensive Income (Loss)                            61
 14. Income Taxes                                                             62
 15. Dividend Restrictions and Statutory Information                          64
 16. Related Party Transactions                                               65
 17. Commitments and Contingencies                                            66
 18. Subsequents Event                                                        67
 19. Revisions to 2016 and 2015 audited financial statements                  68

[PWC LOGO]

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of
Commonwealth Annuity and Life Insurance Company

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income (Loss), shareholder's equity and cash flows for the three years in the periods ended December 31, 2017.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three years then ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 25, 2018

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

                                                                                                                      2016
                                                                                                                       AS
AS OF DECEMBER 31,                                                                                    2017          REVISED
-----------------------------------------------------------------------------------------------   -------------   -------------
($ IN MILLIONS, EXCEPT SHARES AND PER SHARE AMOUNTS)
ASSETS
  Investments:
    Available-for-sale fixed maturity securities at fair value (amortized cost: $34,364 and
      $32,343, respectively) (variable interest entities: $166 and $0, respectively)              $     36,313    $     32,571
    Equity securities at fair value (cost: $215 and $134, respectively)                                    222             146
    Mortgage and other loan receivables (variable interest entities: $144 and $0, respectively)          5,543           3,516
    Policy loans                                                                                           654             648
    Derivative assets                                                                                      779             613
    Funds withheld receivable at interest (portion at fair value: $406 and $334, respectively)           1,873           1,826
    Other investments (portion at fair value $79 and $54, respectively) (variable interest
      entities: $1,567 and $333, respectively)                                                           2,041             703
                                                                                                  -------------   -------------
      Total investments                                                                                 47,425          40,023
                                                                                                  -------------   -------------
  Cash and cash equivalents (variable interest entities: $43 and $13, respectively)                      1,185           1,042
  Accrued investment income (variable interest entities: $13 and $3, respectively)                         330             284
  Reinsurance recoverable (portion at fair value: $1,363 and $1,371, respectively)                      18,720           8,666
  Deferred policy acquisition costs                                                                      1,153           1,239
  Value of business acquired                                                                               555             780
  Other assets (variable interest entities: $14 and $0, respectively)                                      214             397
  Separate account assets                                                                                6,103           5,618
                                                                                                  -------------   -------------
      Total assets                                                                                $     75,685    $     58,049
                                                                                                  =============   =============

LIABILITIES
  Policyholder liabilities:
    Future policyholder benefits (portion at fair value: $1,322 and $1,321, respectively)         $      2,126    $      2,151
    Outstanding claims (portion at fair value: $16 and $26, respectively)                                  198             197
    Contractholder deposit funds and other policyholder liabilities (portion at fair value:
      $1,761 and $1,277, respectively)                                                                  45,303          39,769
                                                                                                  -------------   -------------
      Total policyholder liabilities                                                                    47,627          42,117
                                                                                                  -------------   -------------
  Debt                                                                                                     620             620
  Collateral on derivative instruments                                                                     721             468
  Funds withheld payable at interest                                                                    15,480           5,125
  Securities sold under agreements to repurchase                                                            --             113
  Accrued expenses and other liabilities (portion at fair value: $24 and $24, respectively)
    (variable interest entities: $169 and $27, respectively)                                               749             342
  Reinsurance liabilities                                                                                1,531           1,557
  Separate account liabilities                                                                           6,103           5,618
                                                                                                  -------------   -------------
      Total liabilities                                                                                 72,831          55,960
                                                                                                  -------------   -------------

  Commitments and contingencies (Note 17)

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                                                                                                                      2016
                                                                                                                       AS
AS OF DECEMBER 31,                                                                                    2017          REVISED
-----------------------------------------------------------------------------------------------   -------------   -------------
($ IN MILLIONS, EXCEPT SHARES AND PER SHARE AMOUNTS)
SHAREHOLDER'S EQUITY
  Common stock, Class B, $1,000 par value, 10,000 shares authorized, 2,526 shares issued and
    outstanding                                                                                              3               3
  Additional paid-in capital                                                                             1,454           1,404
  Retained earnings                                                                                        358             563
  Accumulated other comprehensive income (loss)                                                            985             119
                                                                                                  -------------   -------------
    Total Commonwealth Annuity and Life Insurance Company shareholder's equity                           2,800           2,089
    Non-controlling interests                                                                               54              --
                                                                                                  -------------   -------------
      Total shareholder's equity                                                                         2,854           2,089
                                                                                                  -------------   -------------
      Total liabilities and shareholder's equity                                                  $     75,685    $     58,049
                                                                                                  =============   =============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

                                                                                                           2016         2015
FOR THE YEARS ENDED DECEMBER 31,                                                            2017       AS REVISED   AS REVISED
---------------------------------------------------------------------------------------  ------------  -----------  -----------
($ IN MILLIONS)
REVENUES
  Premiums                                                                               $        49   $       84   $   (1,270)
  Policy fees                                                                                    898          915        1,006
  Net investment income                                                                        1,344        1,389        1,158
  Net investment gains (losses):
    Other-than-temporary impairment on available-for-sale fixed maturity securities              (14)         (11)          (5)
    Net other investment gains (losses)                                                         (113)         (36)          (9)
                                                                                         ------------  -----------  -----------
      Total net investment gains (losses)                                                       (127)         (47)         (14)
  Other income                                                                                    95           32           21
                                                                                         ------------  -----------  -----------
    Total revenues                                                                             2,259        2,373          901
                                                                                         ------------  -----------  -----------

BENEFITS AND EXPENSES
  Policy benefits and claims                                                                   1,602        1,671          (78)
  Amortization of policy acquisition costs                                                       244          185          131
  Interest expenses                                                                               37           19           13
  General and administrative expenses                                                            514          423          397
                                                                                         ------------  -----------  -----------
    Total benefits and expenses                                                                2,397        2,298          463
                                                                                         ------------  -----------  -----------

Income before taxes                                                                             (138)          75          438

Income tax (benefit) expense                                                                    (122)          15          143
                                                                                         ------------  -----------  -----------

Net income                                                                                       (16)          60          295

Net loss attributable to non-controlling interests                                               (26)          --           --
                                                                                         ------------  -----------  -----------

Net income attributable to Commonwealth Annuity and Life Insurance Company shareholder   $        10   $       60   $      295
                                                                                         ============  ===========  ===========

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                      2016            2015
                                                                                                       AS              AS
FOR THE YEARS ENDED DECEMBER 31,                                                       2017          REVISED         REVISED
--------------------------------------------------------------------------------  --------------  -------------   -------------
($ IN MILLIONS)
Net income                                                                        $          10   $         60    $        295

Other comprehensive income (loss), before tax:
    Unrealized gains (losses) on securities and other investments for the
      period                                                                              1,868            653          (1,415)
    Less: reclassification adjustment for gains included in net income                      161             30              76
                                                                                  --------------  -------------   -------------
  Unrealized gains (losses) on available-for-sale securities and other
    investments                                                                           1,707            623          (1,491)
  Net effect of unrealized gains (losses) on policyholder balances                         (379)          (104)            305
  Unrealized gains (losses) on pension plans                                                 --             --               1
                                                                                  --------------  -------------   -------------
Other comprehensive income (loss), before tax                                             1,328            519          (1,185)

Income tax expense (benefit) related to other comprehensive income                          462            182            (416)

                                                                                  --------------  -------------   -------------
Other comprehensive income (loss) before non-controlling interests, net of tax              866            337            (769)
                                                                                  --------------  -------------   -------------

Comprehensive income (loss)                                                                 876            397            (474)

Less: comprehensive loss attributable to non-controlling interests(1)                       (26)            --              --
                                                                                  --------------  -------------   -------------
Comprehensive income (loss) attributable to Commonwealth Annuity and Life
  Insurance Company shareholder                                                   $         902   $        397    $       (474)
                                                                                  ==============  =============   =============

--------
(1) Represents net loss attributable to non-controlling interests of $26 million, $0 million and $0 million and other comprehensive income (loss) attributable to non-controlling interests of $0 million, $0 million and $0 million for the years ended December 31, 2017, 2016 and 2015, respectively.

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                           TOTAL
                                                                                        COMMONWEALTH
                                                                                        ANNUITY AND
                                                                       ACCUMULATED     LIFE INSURANCE
                                             ADDITIONAL                   OTHER           COMPANY         NON-         TOTAL
                                   COMMON     PAID-IN     RETAINED    COMPREHENSIVE    SHAREHOLDER'S   CONTROLLING  SHAREHOLDER'S
                                   STOCK      CAPITAL     EARNINGS    INCOME (LOSS)        EQUITY       INTERESTS     EQUITY
                                ----------- ----------- ----------- ---------------- ----------------- ----------- -------------
($ IN MILLIONS)
BALANCE AT DECEMBER 31, 2014
  AS REVISED                    $        3  $    1,075  $      248  $           551  $          1,877          --   $     1,877

Net income as revised                   --          --         295               --               295          --           295
Other comprehensive loss                --          --          --             (769)             (769)         --          (769)
Capital contributions                   --         326          --               --               326          --           326
                                ----------- ----------- ----------- ---------------- ----------------- ----------- -------------
BALANCE AT DECEMBER 31, 2015
  AS REVISED                             3       1,401         543             (218)            1,729          --         1,729

Net income as revised                   --          --          60               --                60          --            60
Other comprehensive income as
  revised                               --          --          --              337               337          --           337
Capital contributions                   --           3          --               --                 3          --             3
Dividends                               --          --         (40)              --               (40)         --           (40)
                                ----------- ----------- ----------- ---------------- ----------------- ----------- -------------
BALANCE AT DECEMBER 31, 2016
  AS REVISED                             3       1,404         563              119             2,089          --         2,089

Net income                              --          --          10               --                10         (26)          (16)
Other comprehensive income              --          --          --              866               866          --           866
Capital contributions                   --          50          --               --                50          --            50
Dividends                               --          --        (215)              --              (215)         --          (215)
Non-cash contribution from
  non-controlling interests             --          --          --               --                --          24            24
Change in equity of
  non-controlling interests             --          --          --               --                --          56            56
                                ----------- ----------- ----------- ---------------- ----------------- ----------- -------------
BALANCE AT DECEMBER 31, 2017    $        3  $    1,454  $      358  $           985  $          2,800          54   $     2,854
                                =========== =========== =========== ================ ================= =========== =============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                      2016            2015
                                                                                                       AS              AS
FOR THE YEARS ENDED DECEMBER 31,                                                      2017          REVISED         REVISED
--------------------------------------------------------------------------------  --------------  -------------   -------------
($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income                                                                                 (16)            60             295
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Changes in fair value of equity fixed maturity securities and other
     investments                                                                             --             14             101
   Net investment (gains) losse                                                            (329)            47              14
   Change in fair value of derivatives and other derivative-related activity                853            (99)           (146)
   Net accretion and amortization                                                          (478)           (45)           (178)
   Interest credited to policyholder account balances less policy fees                    1,051            544             183
   Deferred income tax                                                                     (152)            33             104
   Reinsurance transactions and acquisitions, net of cash provided (used)                    --             --            (118)
   Changes in operating assets and liabilities:
 Change in premiums, notes receivable and reinsurance recoverable, net of
   reinsurance premiums                                                                     156           (262)            604
   Change in deferred acquisition costs                                                    (351)          (387)           (452)
   Change in accrued investment income                                                      (46)           (45)            (48)
   Change in policyholder liabilities and accruals, net                                     277            345             918
   Other, net                                                                               277             28            (400)
                                                                                  --------------  -------------   -------------
     Net cash provided by operating activities                                            1,242            233             877
                                                                                  --------------  -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from disposals of available-for-sale fixed maturity securities                9,281         10,719           9,164
   Proceeds from maturities of available-for-sale fixed maturity securities                 168            127             208
   Proceeds from disposals of trading fixed maturity securities                              --             --             342
   Proceeds from disposals of equity securities                                             906             50              38
   Proceeds from mortgages sold, matured or collected                                       734            625             167
   Proceeds from disposals of other investments                                             853            823             326
   Purchase of available-for-sale fixed maturity securities                             (11,040)       (14,778)        (13,567)
   Purchase of trading fixed maturity securities                                             --             --             (83)
   Purchase of equity securities                                                           (988)          (117)            (63)
   Purchase of mortgages                                                                 (2,746)        (1,454)         (1,316)
   Purchase of other investments                                                         (1,734)          (863)           (591)
   Other, net                                                                                65            (53)              8
                                                                                  --------------  -------------   -------------
     Net cash used in investing activities                                               (4,501)        (4,921)         (5,367)
                                                                                  --------------  -------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Settlement of repurchase agreements                                                     (347)        (2,410)         (2,844)
   Proceeds from issuance of repurchase agreements                                          234          2,121           2,865
   Reinsurance transactions, net of cash provided (used)                                     25             --             442
   Additions to contractholder deposit funds                                              8,013          7,392           6,743
   Withdrawals from contractholder deposit funds                                         (4,414)        (2,960)         (2,757)
   Issuance of long-term debt                                                                --            365              --
   Payment of debt principal and origination fees                                            --             --             (45)
   Capital contributions                                                                     50              3             325
   Capital contributions from NCI                                                            56             --              --
   Dividends paid                                                                          (215)           (40)             --
                                                                                  --------------  -------------   -------------
     Net cash provided by financing activities                                            3,402          4,471           4,729
                                                                                  --------------  -------------   -------------

Net change in cash and cash equivalents                                                     143           (217)            239

Cash and cash equivalents, beginning of period                                            1,042          1,259           1,020
                                                                                  --------------  -------------   -------------
Cash and cash equivalents, end of period                                          $       1,185   $      1,042    $      1,259
                                                                                  ==============  =============   =============

SUPPLEMENTAL CASH FLOW INFORMATION
   Cash paid for interest                                                         $          36   $         12    $         10
   Income taxes paid                                                              $          --   $         --    $        179

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

Commonwealth Annuity and Life Insurance Company, a stock company of the Commonwealth of Massachusetts, (together with its subsidiaries the "Company," we, our or us) is a leading U.S. retirement and life insurance company focused on delivering meaningful long-term value for our customers and shareholder.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of any contingent assets and liabilities at the date of the consolidated financial statements, and the amounts of revenues and expenses recognized during the reporting period. Amounts based on such estimates involve numerous assumptions subject to varying and potentially significant degrees of judgment and uncertainty, particularly related to the future performance of the underlying business. Actual experience could materially differ from these estimates and assumptions.

The most significant estimates are those used in determining valuation of policyholder liabilities, valuation of embedded derivatives, valuation and impairment of investments, amortization of deferred revenues and expenses and income taxes.

The Company is undergoing a conversion to a new life insurance administration system. In a limited number of cases, as a result of the conversion, the Company is using estimates for certain policyholder balances recorded in the consolidated financial statements. Any variances to the estimates will be recorded in future periods if estimates are revised or no longer utilized.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to the previously reported amounts to conform to the current year presentation:

   - Created two new line items for funds withheld receivables at interest and funds withheld payables at interest on the Consolidated Balance Sheets, reclassifying reinsurance receivables (or payables) on funds withheld, or "FwH," (or modified coinsurance, or "modco") contracts from other reinsurance balances. Those line items include the Accounting Standards Codification 820 Implementation Issue B36 embedded derivatives, or "B36," value associated with the specific FwH (or modco) contracts;

   - B36 values associated with the specific FwH (or modco) reinsurance agreements noted above have been reclassified from derivative instruments receivable to funds withheld at interest in the Consolidated Balance Sheets. $85 million was reclassified to fund withheld receivable at interest and ($61) million was reclassified to funds withheld payable at interest as of December 31, 2016. Similarly, a balance of $95 million was reclassified from derivative instruments payable to funds withheld payable at interest;

   - Due to the movement of the FwH and modco assets into the new funds withheld receivable and payable at interest lines noted above, reinsurance recoverable of $1,740 million as of December 31, 2016 was reclassified to funds withheld receivable at interest in the Consolidated Balance Sheets. A balance of $4,986 million as of December 31, 2016 has been reclassified from reinsurance liabilities to funds withheld payable at interest in the Consolidated Balance Sheets. A balance of $87 million as of December 31,2016 has been reclassified from accrued expenses and other liabilities to funds withheld payable at interest in the Consolidated Balance Sheets;

   - The Company holds transportation and aviation assets for investment purposes. Transportation and aviation assets are now reflected as part of other invested assets in the Consolidated Balance Sheets. A balance of $67 million as of December 31, 2016 was previously included in other assets. A balance of $3 million was reclassified from other assets to accrued investment income as of December 31, 2016;

   - Net investment income now includes investment management expenses that were previously included in operating expenses net of amounts capitalized in the Consolidated Statements of Operations. Balances of $35 million and $23 million for the years ended December 31, 2016 and 2015, respectively, have been reclassified;

   - Transportation and aviation income has been reclassified from other income to net investment income and expenses from operating expenses net of amounts capitalized to net investment income in the Consolidated Statements of Operations. The balances reclassified from other income were $14 million and $17 million for the years ended December 31, 2016 and 2015, respectively, and from operating expenses net of amounts capitalized were $13 million and $12 million for the years ended December 31, 2016 and 2015, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

   - The mark-to-market unrealized gains/losses on trading securities is now included as part of net other investment gains (losses), excluding net other-than-temporary impairment losses recognized in earnings and is no longer a separate line item in the Consolidated Statements of Operations. Balances of $10 million and $80 million for the years ended December 31, 2016 and 2015, respectively, were reclassified;

   - Reinsurance agreement net investment income is now included as part of net investment income and is no longer a separate line item in the Consolidated Statements of Operations. Balances of $250 million and $222 million for the years ended December 31, 2016 and 2015, respectively, were reclassified. Of which, gains of $10 million and losses of $81 million for the years ended December 31, 2016 and 2015, respectively, were identified to be included in net other investment gains (losses), excluding net other-than-temporary impairment losses recognized in earnings in the Consolidated Statements of Operations; and,

   - All derivative activities are included in net other investment gains (losses), excluding net other-than-temporary impairment losses recognized in earnings in the Consolidated Statements of Operations. There is no longer a separate line item in benefits and expenses for derivative activities. Losses of $44 million and gains of $55 million for the years ended December 31, 2016 and 2015, respectively, were reclassified.

The 2016 and 2015 consolidated financial statements and footnotes have been revised for the items noted in Note 19 --"Revisions to 2016 and 2015 Audited Financial Statements."

SIGNIFICANT ACCOUNTING POLICIES

The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates related to such policies:

      ACCOUNTING POLICY                                                NOTE
      ---------------------------------------------------------   ----------------
      Investments                                                   4, 5, and 6
      Valuation and impairment of investments                         4 and 6
      Variable interest entities                                      4 and 6
      Embedded derivatives                                           5, 6 and 8
      Policyholder liabilities                                        6 and 8
      Deferred policy acquisition costs                                  7
      Value of business acquired                                         7
      Unearned revenue reserves and unearned front-end loads             7
      Closed blocks                                                      9
      Reinsurance                                                        10
      Income taxes                                                       14

INVESTMENTS

In the normal course of business, the Company enters into transactions involving various types of investments.

Investments include the following: U.S. government and agency obligations; asset-backed securities, or "ABS," commercial mortgage-backed securities, or "CMBS," residential mortgage-backed securities, or "RMBS," and collateralized loan obligations, or "CLOs," or together, "structured securities;" corporate bonds; state and political subdivision obligations; foreign government obligations; equity securities; mortgage and other loan receivables; policy loans; and other non-derivative investments. Investments are recorded on a trade-date basis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     AVAILABLE-FOR-SALE SECURITIES

The Company primarily accounts for its fixed maturity securities (including bonds, structured securities and redeemable preferred stock) and certain equity securities (including common stock and non-redeemable preferred stock) as available-for-sale, or "AFS." AFS fixed maturity securities and equity securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. In limited circumstances, the Company elects to apply the fair value option to equity securities, which are carried at fair value with unrealized gains and losses reported in the Consolidated Statements of Income. Realized investment gains and losses are recognized on a first-in first-out basis and are reported in net investment gains (losses) in the Consolidated Statements of Income. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairment, or "OTTI," amortization of premiums and accretion of discounts. Such amortization and accretion is calculated using the effective yield method and included in net investment income in the Consolidated Statements of Income. For structured securities, the Company recognizes interest income using a constant effective yield based on estimated cash flows generated from internal models utilizing interest rate, default and prepayment assumptions. Effective yields for structured securities that are not of high credit quality are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For structured securities that are of high credit quality, effective yields are recalculated based on payments received and updated prepayment expectations, and amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. Prepayment fees are recorded when earned in net investment income in the Consolidated Statements of Income.

     MORTGAGE AND OTHER LOAN RECEIVABLES

The Company purchases mortgage and other loan receivables, and these loans are carried at cost, less the allowance for loan losses and as adjusted for amortization/accretion of premiums/discounts. Loan premiums or discounts are amortized or accreted using the effective yield method. Interest income is accrued on the principal balance of each loan based on its contractual interest rate. Mortgage loans held by the Company are diversified by property type and geographic area throughout the U.S. Other loan receivables primarily consist of asset based lending facilities. The contracts governing these facilities include requirements for collateral maintenance, concentration limits and certain other covenants. Other loans also include investments in student loans, primarily to high credit profile borrowers. See Note 4 --"Investments" for additional information on mortgage and other loan receivables.

     POLICY LOANS

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in net investment income in the Consolidated Statements of Income. Generally, interest is capitalized on the associated policy's anniversary date.

     OTHER INVESTMENTS

Other investments in the Consolidated Balance Sheets include the Company's investments in investment partnerships, for which the Company does not have voting control or power to direct activities. These investments are accounted for using the equity method of accounting unless the Company's interest is so minor that it has virtually no influence over partnership operating or financial policies. The equity method of accounting requires that the investments be initially recorded at cost and the carrying amount of the investment subsequently be adjusted to recognize the Company's share of the earnings and losses of the investee. In applying the equity method, the Company uses financial information provided by the investee, generally on a one to three month lag due to the timing of the receipt of related financial statements.

The Company consolidates investment partnerships and other entities when it is deemed to control or is considered the primary beneficiary of a variable interest entity, or "VIE." See Note 4 --"Investments" for additional information on VIEs.

The income from the Company's equity method investments is included in net investment income in the Consolidated Statements of Income. In limited circumstances, the Company elects to apply the fair value option to investment partnerships, which are carried at fair value with unrealized gains and losses reported in net other investment gains (losses) in the Consolidated Statements of Income. The contributions to and distributions from investment partnerships are classified as investing activities within the Consolidated Statements of Cash Flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Included in other investments are the Company's investments in renewable energy partnerships and limited liability corporations, or "LLCs." Respective investments are consolidated when the Company has control, or are accounted for using the equity method of accounting when the Company has the ability to exercise significant influence but not control. These investments involve tiered capital structures that facilitate a waterfall of returns and allocations to ensure the efficient use of tax credits. A conventional income statement oriented approach to the equity method of accounting, or to the recognition of non-controlling interests (when the Company is consolidating the investment), based on ownership percentages does not accurately reflect the proper allocation of income and cash flows for these investments. Instead, the Company uses the Hypothetical Liquidation at Book Value method, or "HLBV," which is a balance sheet oriented approach to the equity method of accounting and to the recognition of non-controlling interests that allocates income and cash flows based on changes to each investor's claim to net assets assuming a liquidation of the investee at each reporting date.

Investments in tangible assets included in other investments in the Consolidated Balance Sheets relate to the Company's consolidated investments in renewable energy entities and investments in transportation assets. Income on consolidated investments in renewable energy entities is earned from the sale of the energy generated, under long-term contracts. Income on investments in transportation assets is earned from the lease of these assets. The income, as well as the depreciation and other expenses associated with these tangible assets are reported in net investment income in the Consolidated Statements of Income. Tangible assets associated with renewable energy entities primarily comprise solar energy systems, which are depreciated on a straight-line basis over their estimated useful lives of 35 years. Transportation assets are primarily aircraft and railcars, which are depreciated to their estimated salvage value on a straight-line basis over their remaining useful lives. These useful lives generally range up to 25 years for aircraft and 45 years for railcars, as determined from the date of manufacture.

Other investments in the Consolidated Balance Sheets also include the Company's investments in life settlements which are accounted for using the investment method. Under the investment method, the Company's investments in life settlement contracts are initially measured at the transaction price plus initial direct costs, and ongoing costs to keep the policies in force are capitalized. Investments in Federal Home Loan Bank, or "FHLB," common stock are also included in other investments in the Consolidated Balance Sheets and are accounted at cost.

     CASH AND CASH EQUIVALENTS

Cash and cash equivalents in the Consolidated Balance Sheets include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company considers all short-term highly liquid investments with original maturities of less than three months to be cash and cash equivalents. The Company also has invested cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. Cash and cash equivalents are recorded at cost, which approximates fair value.

     DERIVATIVE INSTRUMENTS

The Company's derivative instruments are primarily used to hedge certain risks, including interest rate risk and equity market risk, and to a lesser extent foreign exchange and inflation risks. Derivatives are instruments that derive their values from underlying asset prices, indices, foreign exchange rates, reference rates, and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter, or "OTC," derivatives, or they may be listed and traded on an exchange, or "exchange-traded." Derivative instruments are recognized in either derivative assets, funds withheld receivable at interest, funds withheld payable at interest or accrued expenses and other liabilities in the Consolidated Balance Sheets at estimated fair value, with changes in fair value recorded in net other investment gains (losses) in the Consolidated Statements of Income.

See Note 4 --"Investments," Note 5 --"Derivative Instruments" and Note 6 --"Fair Value Disclosure of Financial Instruments" for additional information on derivative instruments.

OTHER-THAN-TEMPORARY IMPAIRMENTS

     AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates related to AFS securities is the evaluation of those investments for OTTI. The evaluation of investments for OTTI is a quantitative and qualitative quarterly process that is subject to risks and uncertainties and involves significant estimates and judgments by management. Changes in the estimates and judgments used in such analysis can have a significant impact on the Company's Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company regularly reviews its AFS securities for declines in fair value that it determines to be other-than-temporary. For fixed maturity securities, the Company's ability and intent to sell a security, or whether it is more-likely-than-not that it will be required to sell the security, before the recovery of its amortized cost, is first considered. If the Company intends to sell a fixed maturity security with an unrealized loss or it is more likely than not that it will be required to sell a fixed maturity security with an unrealized loss before recovery of its amortized cost basis, OTTI is recognized and the amortized cost is written down to fair value, with a corresponding charge to net investment gains (losses) in the Consolidated Statements of Income.

The review of each fixed maturity in an unrealized loss position for OTTI includes an analysis of gross unrealized losses by severity and/ or the amount of time the security has been in an unrealized loss position. An extended and severe unrealized loss position on a fixed maturity security may not be reflective of the ability of the issuer to service all scheduled principal and interest payments. Accordingly, such an unrealized loss position may not impact the recoverability of all contractual cash flows or the ability to recover an amount at least equal to the investment's amortized cost based on the present value of the expected future cash flows to be collected. As a result, all the facts and circumstances available relevant to the duration and severity of the loss position are analyzed, including changes in market interest rates, credit issues, changes in business climate, management changes, litigation, government actions, and other similar factors that may impact the issuer's ability to meet current and future principal and interest obligations. Indicators of credit impairment may include changes in the issuers' credit ratings, the frequency of late payments, pricing levels, and deterioration in any, or a combination of, key financial ratios, financial statements, revenue forecasts, and cash flow projections.

Expected future cash flows for structured securities include assumptions about key systemic risks (e.g., unemployment rates, housing prices) and loan-specific information (e.g., delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. For corporate and government bonds the recoverable value is determined using cash flow estimates that consider facts and circumstances relevant to the security and the issuer, including overall financial strength and secondary sources of repayment as well as pending restructuring or disposition of assets. Where information for such cash flow estimates is limited or deemed not reliable, fair value is considered the best estimate of the recoverable value.

For impaired fixed maturity securities that the Company does not intend to sell, and will not be required to sell, the Company bifurcates the impairment into two components: credit impairment and non-credit impairment. Credit impairments are measured as the difference between the security's cost or amortized cost and its estimated recoverable value, which is the present value of its expected future cash flows discounted at the current effective interest rate. The remaining difference between the security's fair value and the recoverable value is the non-credit impairment. Credit impairments are charged to net investment gains (losses) in the Consolidated Statements of Income and non-credit impairments are charged to accumulated other comprehensive income (loss) in the Consolidated Balance Sheets.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity investment, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in the Consolidated Statements of Income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

For equity securities, the Company's ability and intent to hold the security for a period of time that allows for the recovery in value is considered in determining whether there is an OTTI. In making this determination, management applies judgment in assessing the condition of the issuer, its near-term prospects and all relevant facts and circumstances. OTTI for equity securities is measured as the difference between the security's cost and its fair value, and this OTTI is charged to net investment gains (losses) in the Consolidated Statements of Income.

     OTHER CLASSES OF INVESTMENTS

The determination of the amount of allowances and impairments on other classes of investments also requires significant judgment and is based upon a periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such assessments are revised as conditions change and new information becomes available.

Write-downs and allowances for losses on mortgages and other loan receivables are established when the underlying value of the collateral is deemed to be less than the carrying value, or it is otherwise probable that the Company will be unable to collect all contractual amounts due.

Impairment of consolidated renewable energy assets and transportation assets is assessed whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. When indicators of impairment are present, a recoverability test is performed to determine if the sum of the estimated undiscounted future cash flows attributable to the assets is greater than the carrying amount. If the undiscounted estimated future cash flows are less than the carrying amount, an impairment loss is recognized based on the amount by which the carrying amount exceeds its estimated fair value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Investments in life settlements are monitored for impairment quarterly. An impairment loss is recognized if the expected undiscounted cash inflows (that is, the insurance proceeds) are less than the carrying amount of the investment plus anticipated undiscounted future premiums and capitalizable direct external costs, if any. An impairment loss is recognized by writing the life settlement contract down to its fair value.

VARIABLE INTEREST ENTITIES

In the ordinary course of business, the Company invests in certain entities subject to analysis under the VIE consolidation model. An entity is a VIE if it has equity investors who lack the characteristics of a controlling financial interest or it does not have sufficient equity at risk. The Company analyzes each investment to determine whether it is a VIE or not, and if so, whether the Company is the primary beneficiary or a significant variable interest holder based on a qualitative and quantitative assessment. This assessment includes consideration as to whether or not the Company has the power to direct the activities of the VIE that most significantly impact its economic performance and whether or not the Company has either the obligation to absorb losses or the right to receive returns from the VIE that could be significant to the VIE. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. The Company consolidates VIEs for which it meets the requirements of a primary beneficiary.

See Note 4 --"Investments" and Note 6 --"Fair Value Disclosure of Financial Instruments" for additional information on VIEs.

DEFERRAL AND AMORTIZATION OF CERTAIN REVENUES AND EXPENSES

     DEFERRALS

Deferred Policy Acquisition Costs, or "DAC," in the Consolidated Balance Sheets consist of commissions and other costs that are directly related to the successful acquisition of new or renewal life insurance or annuity contracts. Deferred sales inducements, or "DSI," are generated by annuities that offer enhanced crediting rates or bonus payments to policyholders and included in other assets in the Consolidated Balance Sheets.

Value of Business Acquired, or "VOBA," in the Consolidated Balance Sheets represents the difference between the carrying value of the purchased in-force insurance contract liabilities at that time of the business combination and the estimated fair value of insurance and reinsurance contracts.

Revenues from certain universal life, or "UL," insurance products are deferred to future periods and an unearned revenue reserve, or "URR," liability is established. The amount deferred is equal to the excess of the revenue collected over an estimate of the ultimate future level of these revenues and included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

Deferred revenue liability, or "DRL," represents the liability offset to the deferred gain arising from the amendment of reinsurance agreements that changed from FwH to coinsurance. The amendment resulted in a gain and the DRL offset because the Company no longer records these liabilities at fair value. DRL is included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

For certain preneed contracts, the gross premium is in excess of the benefit reserve plus additional insurance liability. An unearned front-end load, or "UFEL," is established to defer the recognition of this front-end load. UFEL is included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

DAC, VOBA, DSI, DRL, URR and UFEL, or together, "deferred revenues and expenses," are deferred and amortized over the expected lives of the respective contracts.

     AMORTIZATION

For interest-sensitive products (FIA and variable annuities, or "VA," most UL including preneed contracts and variable universal life, or "VUL"), DAC, VOBA, and DSI assets are generally amortized in proportion to actual historical gross profits and estimated future gross profits over the estimated lives of the contracts. The amount of gross profit consists principally of investment returns (including hedge gains and losses) in excess of the amounts credited to policyholders, asset-based and other policy fees, and surrender charges reduced by death and other excess benefits and expenses. Numerous factors including mortality, benefit utilization, surrender activity, premium persistency, and the economic environment influence the level and timing of gross profits.


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Estimated gross profits are updated each reporting period with actual gross profits as part of the amortization process for the interest-sensitive policies. When actual gross profits are higher in the period than had been previously estimated, more amortization is recognized than planned. When actual gross profits are lower than had been previously estimated, less amortization is recognized than planned. These relationships hold provided that future estimates of gross profits remain unchanged, which may not always be true.

When a different basis of amortization is determined to be more representative of the economics, such as when negative estimated gross profits or margins occur, an alternative basis of amortization may be selected for both DAC and VOBA.

For UL products with secondary guarantees, DAC and VOBA are amortized in proportion to the pattern of policyholder death benefits in-force, which better reflects the future consumption of economic benefits. For most term and whole life products, DAC and VOBA are amortized in proportion to premium revenue recognized.

DRL is amortized on a straight-line basis for whole life and term life insurance policies. For annuities, UL and IUL policies, DRL is amortized in proportion to the pattern of policyholder death benefits in-force.

URR is amortized consistent with the amortization of DAC on similar products. UFEL is amortized consistent with the method used in the amortization of DAC and VOBA for preneed contracts.

The key assumptions used in the calculation of the amortization of DAC, VOBA and DSI are periodically updated as part of the assumptions review process, which results in revisions to the estimated future gross profits. The effects of changes in assumptions are recorded as unlocking in the period in which the changes are made. The following are types of changes to future assumptions that would generally result in a negative unlocking (i.e., an acceleration of amortization resulting in a reduction to net income): lower equity returns, lower investment returns, higher operating expenses, higher mortality and unfavorable lapses.

The carrying amounts of DAC, VOBA, DSI, URR and UFEL are adjusted for the effects of realized and unrealized gains and losses on debt and equity securities classified as AFS and certain derivatives.

See Note 7 --"Deferred Policy Acquisition Costs, Value of Business Acquired, Unearned Revenue Reserves and Unearned Front-End Loads" for additional information about DAC, VOBA, DSI, URR and UFEL.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of VA and VUL insurance contractholders and certain pension funds. The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if: (1) such separate accounts are legally recognized; (2) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (3) investments are directed by the contract owner or participant; and (4) all investment performance, net of contract fees and assessments, is passed through to the contract owner.

Separate account assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of policy fees in the Consolidated Statements of Income. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting accrue to and are borne by the contractholder.

See Note 8 --"Policyholder Liabilities" for additional information about liabilities for minimum guarantees.

POLICYHOLDER LIABILITIES

Policyholder liabilities, or collectively, "reserves," are the portion of past premiums or assessments received that are set aside to meet future policy and contract obligations as they become due. Interest accrues on these reserves and on future premiums, which may also be available to pay for future obligations. The Company establishes reserves to pay future policyholder benefits, claims, and certain expenses for its life policies and annuity contracts.

Reserves are estimates based on models that include many actuarial assumptions and projections. These assumptions and projections, which are inherently uncertain, involve significant judgment, including assumptions as to the levels and/or timing of premiums, benefits, claims, expenses, interest credits, investment results (including equity market returns), mortality, longevity, and persistency.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The assumptions on which reserves are based are intended to represent an estimation of experience for the period that policyholder benefits are payable. The adequacy of these reserves and the assumptions underlying those reserves are reviewed at least annually. The Company cannot, however, determine with precision the amount or the timing of actual policyholder benefit payments. If actual experience is better than or equal to the assumptions, then reserves would be adequate to provide for future policyholder benefits and expenses. If experience is worse than the assumptions, additional reserves may be required to meet future policy and contract obligations. This would result in a charge to the Company's net income during the period in which excess policyholder benefits are paid or an increase in reserves occurs.

For a majority of the Company's in-force policies, including its UL policies and most annuity contracts, the base policy reserve is equal to the account value. For these products, the account value represents the Company's obligation to repay to the policyholder the amounts held on deposit. However, there are several significant blocks of business where additional policyholder reserves are explicitly calculated, including VA, FIA, UL with secondary guarantees, IUL and preneed policies.

FIXED-RATE AND FIXED-INDEXED ANNUITIES

Contractholder deposits fund reserves for FIAs earning a fixed rate of interest and certain other fixed-rate annuity products are computed under a retrospective deposit method and represent policyholder account balances before applicable surrender charges.

Certain of the Company's FIA products enable the policyholder to allocate contract value between a fixed crediting rate and strategies which reflect the change in the value of an index, such as the Standard & Poor's, or "S&P," 500 Index, or other indices. These products are accounted for as investment-type contracts. The liability for these products consists of a combination of the underlying host contract and an embedded derivative value. The liability for the underlying host contract is primarily based on policy guarantees and its initial value is determined at the time of premium payment. Thereafter, the host contract liability is determined in a manner consistent with the accounting for a deposit liability under the "constant yield method." All future host balances are determined as: (1) the initial host balance; (2) plus interest; (3) less applicable policyholder benefits. The interest rate used in the prior roll forward is re-determined on each valuation date, per the constant yield method. The embedded derivative component's fair value is based on an estimate of the policyholders' expected participation in future increases in the relevant index. The fair value of this embedded derivative component includes assumptions, including those about future interest rates and investment yields, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the respective index option. The host contract liability and embedded derivative are recorded in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets, with changes in value of the liabilities recorded in policy benefits and claims in the Consolidated Statements of Income.

Contractholder deposit funds reserves for certain assumed blocks of fixed-indexed and fixed-rate annuity products are accounted for as investment-type contracts. A net liability (consisting of the benefit reserve plus deferred revenue liability less DAC) is established at inception and amortized under the constant yield method.

     GUARANTEED BENEFITS

Certain fixed-rate and FIA contracts provide the contractholder with Guaranteed Minimum Death Benefits, or "GMDB," and/or Guaranteed Minimum Withdrawal Benefits, or "GMWB." The associated reserves for these benefits are calculated by estimating the present value of total expected (excess) benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract, or "benefit ratio," and multiplying this ratio by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative benefit payments plus interest on the reserves. The liabilities are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The change in the reserve is included in policy benefits and claims in the Consolidated Statements of Income.

     LONG-TERM CARE BENEFITS

Certain fixed-rate contracts provide the contractholder with long-term care benefits. The long-term care benefit permits access to the policy's account value, along with a supplemental rider benefit value, free of a surrender charge, to reimburse the policyholder for certain qualified long-term care expenses. Such qualified long-term care benefits are capped to a maximum multiple of three times the account value. The liabilities for these benefits are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative benefit payments plus interest on the reserves. The change in the reserve is included in policy benefits and claims in the Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

VARIABLE ANNUITIES

Variable annuity contracts offered and assumed by the Company provide the contractholder with various combinations of GMDB, Guaranteed Minimum Income Benefits, or "GMIB," and GMWB. The liabilities for these benefits are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

The liabilities for GMDB and GMIB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative benefit payments plus interest on the reserves. The change in the reserve is included in policy benefits and claims in the Consolidated Statements of Income.

The GMWB is considered an embedded derivative, which is required to be bifurcated. The bifurcation of the GMWB is based on an implied return of premium, or "ROP," approach, in which the Company segregates cash outflows between ROP and other cash flows.

The liability for the GMWB is bifurcated into two separate and distinct components:

   - An embedded derivative which is held for GMWB payments made in support of the implied ROP and recorded at fair value; and,

   - An additional insurance liability which is held for the additional GMWB payments (over and above what supports the implied ROP).

The ROP cash flows (i.e., the cash flows that support an implied repayment of premium deposits) represent the embedded derivative and are used to calculate the fair value of this liability. The remaining cash flows represent a life contingent liability that are used to calculate the additional insurance liability.

The liabilities for the life contingent GMWB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative benefit payments plus interest on the reserves. The change in the reserve is included in policy benefits and claims in the Consolidated Statements of Income.

UNIVERSAL LIFE POLICIES

For UL policies, the base benefit reserves are deemed to be equal to the policyholder account value.

Contractholder deposit funds reserves for IUL with returns linked to the performance of a specified market index are equal to the sum of two components:
(1) the fair value of the embedded derivative; and (2) the host (or guaranteed) component. The fair value of the embedded derivative component is based on the fair value of the policyholders' expected participation in future increases in the relevant index. The fair value of this embedded derivative component includes assumptions, including those about future interest rates and investment yields, future costs for options used to hedge the contract obligations, projected benefits, and the level and limits on contract participation in any future increases in the respective index option.

The initial host balance is established at the time of premium payment and is equal to the total account value less the embedded derivative component. Thereafter, the balance of the host component is determined in a manner consistent with the accounting for a deposit liability under the "constant yield method." All future host balances are determined as: (1) the initial host balance; (2) plus interest; (3) less applicable policyholder benefits. The interest rate used in the prior roll forward is re-determined on each valuation date, per the constant yield method.

For the year ended December 31, 2017, the average interest crediting rate for IUL is 9.15%. The Company holds additional liabilities for UL products with secondary guarantees, sometimes referred to as no-lapse guarantees, or "NLG."

See Note 8 --"Policyholder Liabilities" for additional information about indexed and fixed UL contractholder deposit funds reserves.

VARIABLE UNIVERSAL LIFE POLICIES

Certain assumed VUL policies include several forms of secondary guarantees. The Company holds additional liabilities for its secondary guarantees as discussed above.

See Note 8 --"Policyholder Liabilities" for additional information about VUL policies.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

PRENEED POLICIES

The Company's preneed life insurance contracts are accounted for as UL-type contracts which require that the retrospective deposit method be used. That accounting method establishes a liability for policyholder benefits in an amount determined by the account or contract balance that accrues to the benefit of the policyholder. This account value is deemed to be equal to the contract's statutory cash surrender value. The majority of the Company's preneed insurance contracts feature death benefits with a discretionary death benefit growth rate. The Company has the discretion to adjust these rates up or down. The Company has established an additional reserve for expected future discretionary benefits which is reflected as contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The Company has also issued preneed insurance contracts with crediting rates tied to inflation as measured by the Consumer Price Index, or "CPI."

WHOLE AND TERM LIFE

The Company has established liabilities for amounts payable under insurance policies, including whole life insurance and term life insurance policies. Generally, liabilities for these policies are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected net premiums. Principal assumptions used in the establishment of liabilities for future policyholder benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions, which include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policyholder benefits are payable. By utilizing these assumptions, liabilities are established on a block-of-business basis. For whole life and term long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked-in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policyholder benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policyholder benefits and expenses. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policyholder benefit liabilities for participating whole life insurance policies are equal to the aggregate of: (1) net level premium reserves for death and endowment policyholder benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (2) the liability for terminal dividends.

Future policyholder benefit liabilities for non-participating whole life and term life insurance policies are equal to the aggregate of the present value of expected future policyholder benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established, and are periodically updated. Interest rate assumptions for the aggregate future policyholder benefit liabilities range from 2.0% to 7.5%, calculated based on the portfolio rate, net of investment expenses.

OUTSTANDING CLAIMS

Outstanding claims include amounts payable relating to in course of settlement and incurred but not reported claim liabilities. In course of settlement claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date. Incurred but not reported claim liabilities are determined using studies of past experience and are estimated using actuarial assumptions of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amounts initially recognized, which are reflected in net income in the period in which they are determined. Changes in policyholder and contract claims are recorded in policy benefits and claims in the Consolidated Statements of Income.

CLOSED BLOCKS

Through its insurance subsidiaries, the Company has acquired several closed blocks of participating life insurance policies. The Company has elected to account for the closed block policyholder liabilities using the fair value option.

The assets and cash flow generated by the closed blocks inure solely to the benefit of the holders of policies included in the closed blocks. All closed block assets will ultimately be paid out as policyholder benefits and through policyholder dividends. In the event that the closed blocks' assets are insufficient to meet the benefits of the closed blocks' benefits, general assets of the Company would be used to meet the contractual benefits to the closed blocks' policyholders.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The closed block liabilities are measured at fair value, which comprises the fair value of the closed block assets plus the present value of projected expenses including commissions and the cost of capital charges associated with the closed blocks. In calculating the present value, the Company used a discount rate based on current U.S. treasury rates, with a risk margin to reflect uncertainties in the closed block liability and a provision for the Company's own credit risk.

Effective December 1, 2015, the Company entered into coinsurance agreements which ceded substantially all the policies in the First Allmerica Financial Life Insurance Company, or "FAFLIC," closed block and one of the closed blocks acquired through the Accordia Life and Annuity Company, or "Accordia," acquisition. At treaty inception, the Company reported ceded premium of $1,399 million and ceded policy benefits of $1,410 million in the Consolidated Statements of Income.

See Note 9 --"Closed Blocks" and Note 10 --"Reinsurance" for additional information about the Company's closed blocks.

REINSURANCE

The Company seeks to diversify risk and limits its overall financial exposure through reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modco, or FwH coinsurance basis. Reinsurance accounting is applied for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policyholder benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

The cost of reinsurance, which includes premiums paid by the Company to the reinsurance counterparty, is deferred and amortized over the reinsurance contract period for short-duration contracts, or over the terms of the reinsured policies on a basis consistent with the reporting of those policies for long-duration contracts. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible as of December 31, 2017 or 2016.

See Note 10 --"Reinsurance" for additional information about reinsurance.

LOSS CONTINGENCIES

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Loss contingencies include regulatory judgments, claims, assessments, guarantees, pending or threatened litigation, recourse reserves, fines, penalties and environmental remediation costs. Amounts related to loss contingencies are accrued and recorded in accrued expenses and other liabilities in the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

See Note 17 --"Commitments and Contingencies" for additional information about loss contingencies.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to whole life and term life insurance contracts and payout contracts with life contingencies are recognized in premiums in the Consolidated Statements of Income when due from the contractholders.

Amounts received as payment for UL and investment-type contracts are reported as deposits to contractholder account balances and recorded in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Amounts received as payment for the Company's fixed fund VAs are reported as a component of contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Revenues from these contracts consist primarily of fees assessed against the contractholder account balance for mortality, policy administration, separate account administration and surrender charges, and are reported in policy fees in the Consolidated Statements of Income. Additionally, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in net investment income in the Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Fees assessed that represent compensation to the Company for benefits to be provided in future periods and certain other fees are established as a URR liability and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. URR is reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets and amortized into policy fees in the Consolidated Statements of Income. Benefits and expenses for these products include claims in excess of related account balances, expenses for contract administration and interest credited to contractholder account balances in the Consolidated Statements of Income.

OTHER INCOME

Other income is primarily comprised of administration, management fees and distribution fees.

See Note 12 --"Composition of Other Assets, Liabilities, Income and Expenses" for additional information about other income.

INCOME TAXES

The Company operates certain subsidiaries in jurisdictions where they are subject to taxation. Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax basis of assets and liabilities. Such temporary differences are primarily due to the tax basis of reserves, DAC, unrealized investment gains/losses, reinsurance balances, embedded derivatives, and net operating loss, or "NOL," carryforwards. Changes in deferred income tax assets and liabilities associated with components of other comprehensive income (loss) are recorded directly to accumulated other comprehensive income (loss) in the Consolidated Balance Sheets.

The Company evaluates the likelihood of realizing the benefit of deferred tax assets and may record a valuation allowance if, based on all available evidence, the Company determines that it is more likely than not that some portion of the tax benefit will not be realized. The Company adjusts the valuation allowance if, based on its evaluation, there is a change in the amount of deferred income tax assets that are deemed more likely than not to be realized.

The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.

The Company records the effect of changes in tax laws or rates at the date of enactment. In the U.S., the enactment date is considered to be the date that the President signs the legislation. The total effect of a tax law or rate change on the deferred tax balance is recorded as a component of tax expense related to continuing operations for the period in which the law is enacted.

Such tax changes can create disproportionate tax effects, or stranded amounts in other comprehensive income, or "OCI," for AFS debt securities. The Company's accounting policy for clearing disproportionate tax effects relating to AFS debt securities is the aggregate portfolio approach. Under the aggregate portfolio approach, the disproportionate tax effect remains intact as long as the investment portfolio remains.

The Company reports interest expense related to income tax matters in income tax (benefit) expense, and income tax penalties in general and administrative expenses in the Consolidated Statements of Income.

See Note 14 --"Income Taxes" for additional information about income taxes.

FOREIGN CURRENCY

Assets and liabilities denominated in non-U.S. currencies are translated at rates of exchange prevailing on the date of the balance sheet and revenues and expenses are translated at average rates of exchange for the relevant period. Foreign currency re-measurement gains or losses on transactions in non-functional currencies are recognized in net investment gains (losses) in the Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

DEFINITION OF A BUSINESS

In January 2017, the Financial Accounting Standards Board, or "FASB," issued new guidance on business combinations to clarify when a set of transferred assets and activities is a business. If assessed as a business, the transfer of assets is accounted for as a business combination instead of an asset acquisition. This assessment could have relevance to the Company's accounting for both future legal entity acquisitions and the reinsurance of blocks of insurance business. The new guidance provides a screen to determine when a set is not a business. The screen requires that when substantially all the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or group of similar assets, the set is not a business. Therefore, the adoption of this standard will result in fewer acquisitions qualifying as businesses. As permitted under the standard, the Company early adopted its provisions effective January 1, 2017 on a prospective basis. The adoption of this standard did not impact the consolidated financial statements.

EQUITY METHOD AND JOINT VENTURES

In March 2016, the FASB issued guidance to simplify the transition to equity method when as a result of an increase in the level of ownership or degree of influence an investment then qualifies for the use of the equity method. The guidance requires that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method as of the date the investment becomes qualified for equity method accounting. The Company adopted the standard effective January 1, 2017. The adoption of this standard did not impact the consolidated financial statements.

BUSINESS COMBINATIONS -- MEASUREMENT PERIOD ADJUSTMENTS

In September 2015, the FASB issued new guidance on business combinations, simplifying the accounting for measurement-period adjustments. The new guidance requires adjustments to provisional amounts recorded in connection with a business combination that are identified during the measurement period to be recorded in the reporting period in which the adjustment amounts are determined, rather than as retroactive adjustments to prior periods. The Company adopted the standard effective January 1, 2016. The adoption of this standard did not impact the consolidated financial statements.

FAIR VALUE MEASUREMENT

In May 2015, the FASB issued new guidance on fair value measurement. The new guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Company adopted the standard effective January 1, 2016. The adoption of this standard did not impact the consolidated financial statements.

CUSTOMER'S ACCOUNTING FOR FEES PAID IN A CLOUD COMPUTING ARRANGEMENT

In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement. The standard clarifies the accounting requirements for recognizing cloud computing arrangements. If an entity purchases a software license through a cloud computing arrangement, as defined in the standard, the software license should be accounted for in a manner consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract. The Company adopted the standard prospectively effective January 1, 2016. The adoption of this standard did not materially impact the consolidated financial statements.

CONSOLIDATION

In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities. The standard is intended to improve consolidation accounting guidance related to limited partnerships, or "LPs," LLCs and securitization structures. The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate a LP, clarifies when fees paid to a decision maker should be a factor in the VIEs consolidation evaluation and reduces the VIEs consolidation models from two to one by eliminating the indefinite deferral for certain investment funds. The Company adopted the standard effective January 1, 2016. The adoption of this standard did not impact the consolidated financial statements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

REPURCHASE TO MATURITY TRANSACTIONS AND REPURCHASE FINANCINGS

Effective January 1, 2015, the Company adopted guidance requiring repurchase to maturity transactions and repurchase financing arrangements to be accounted for as secured borrowings and providing for enhanced disclosures, including the nature of collateral pledged and the time to maturity. The standard eliminates a distinction in current U.S. GAAP related to certain repurchase agreements, and amends current U.S. GAAP to require repurchase to maturity transactions linked to repurchase financings to be accounted for as secured borrowings, consistent with the accounting for other repurchase agreements. The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements and information about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The Company has provided these enhanced disclosures in Note 4 --"Investments." The adoption of this standard did not materially impact the consolidated financial statements.

FINANCIAL ASSETS OR LIABILITIES

In August 2014, the FASB issued new guidance around measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity. The new guidance provides that an entity within scope is permitted to measure both the financial assets and financial liabilities of a consolidated collateralized financing entity based on either the fair value of the financial assets or the financial liabilities, whichever is more observable. The standard eliminates the measurement difference that exists when both are measured at fair value. The Company adopted the standard effective January 1, 2016. The adoption of this standard did not impact the consolidated financial statements.

ACCOUNTING FOR SHARE-BASED PAYMENTS WITH PERFORMANCE TARGETS

In June 2014, the FASB issued new guidance that clarifies the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The Company adopted the standard effective January 1, 2016. The adoption of this standard did not impact the consolidated financial statements.

REPORTING DISCONTINUED OPERATIONS

In April 2014, the FASB provided updated guidance for reporting discontinued operations. Discontinued operations may include a component or group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, must be presented as a discontinued operation if they meet the new definition. It also requires entities to provide disclosures about the disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation. The Company adopted the standard effective January 1, 2015. The adoption of this standard did not impact the consolidated financial statements.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

RECLASSIFICATION OF CERTAIN TAX EFFECTS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

In February 2018, the FASB issued new guidance that would permit a reclassification from accumulated other comprehensive income, or "AOCI," to retained earnings of the stranded tax effects resulting from application of the new federal corporate income tax rate. Under the guidance, entities have the option to reclassify from AOCI to retained earnings those stranded tax effects resulting from the newly enacted federal corporate income tax rate and provide relevant disclosures. The amount of that reclassification would be the difference between: (1) the amount initially charged or credited directly to other comprehensive income at the previously applicable federal corporate income tax rate that remains in AOCI; and (2) the amount that would have been charged or credited using the newly enacted federal corporate income tax rate, excluding the effect of any valuation allowance previously charged to income from continuing operations. The Company is currently assessing the impact of the standard on the consolidated financial statements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

TARGETED IMPROVEMENTS TO ACCOUNTING FOR HEDGING ACTIVITIES

In August 2017, the FASB issued new guidance to better align risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The amendments expand and refine hedge accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. The amendments also include certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. Disclosure requirements have also been modified. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted. The amended presentation and disclosure guidance is required to be applied prospectively, except any changes impacting existing hedging relationships that are required to be applied using a modified retrospective approach. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

GAINS AND LOSSES FROM THE DE-RECOGNITION OF NONFINANCIAL ASSETS

In February 2017, the FASB issued an accounting standard that clarifies the scope and application of Other Income - Gains and Losses from the De-recognition of Nonfinancial Assets, to the sale or transfer of nonfinancial assets and in substance nonfinancial assets to non-customers, including partial sales. The standard is effective on January 1, 2018 and may be applied retrospectively to each period presented or through a cumulative effect adjustment to retained earnings at the date of adoption (modified retrospective approach). The Company has evaluated the new standard and determined that it will not significantly impact the consolidated financial statements. The Company will adopt the standard on January 1, 2018.

RESTRICTED CASH

In November 2016, the FASB issued new guidance on restricted cash. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown in the Consolidated Statements of Cash Flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. For public business entities, the new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. The Company has evaluated the new standard and determined that it will not significantly impact the consolidated financial statements. The Company will adopt the standard on January 1, 2018, providing enhanced disclosures of restricted cash.

INCOME TAXES ON INTRA-ENTITY TRANSFERS OF ASSETS OTHER THAN INVENTORY

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party. The Company has evaluated the new standard and determined that it will not significantly impact the consolidated financial statements. The Company will adopt the standard on January 1, 2018.

CLASSIFICATION OF CERTAIN CASH RECEIPTS AND CASH PAYMENTS ON STATEMENT OF CASH FLOWS

In August 2016, the FASB issued new guidance on the statements of cash flows to address diversity in practice in how certain cash receipts and cash payments are classified. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The Company has evaluated the new standard and determined that it will not significantly impact the Consolidated Statements of Cash Flows. The Company will adopt the standard on January 1, 2018. by reclassifying certain equity method distributions from investing activities to operating activities on the Consolidated Statements of Cash Flows.

CREDIT LOSSES ON FINANCIAL INSTRUMENTS

In June 2016, the FASB issued new guidance on the measurement of credit losses on financial instruments, including reinsurance recoverables. This guidance replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance also requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but as a reversal of the previous impairment that is recognized immediately. In addition, the guidance requires enhanced disclosures. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. The Company plans to adopt the standard on January 1, 2020.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

LEASING TRANSACTIONS

In February 2016, the FASB issued new guidance on leasing transactions. For lessees, the primary change in guidance affects operating leases. The guidance requires a lessee to an operating lease with a term of more than 12 months to recognize an asset, representing a lessee's right to use an asset during the lease term, and a corresponding lease liability, representing the present value of lease payments, on their balance sheets. The new guidance will also require new disclosures. The new guidance is effective for public entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. For lessors, the new guidance is largely unchanged from previous U.S. GAAP. The Company is currently quantifying the recognition of a right to use asset and lease liability for its operating leases as well as evaluating other impacts of this guidance on its consolidated financial statements. The Company plans to adopt the standard on January 1, 2019.

FINANCIAL INSTRUMENTS

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments. The new guidance changes the current accounting to require equity investments, that are not subject to consolidation or the equity method of accounting, to be measured at fair value with changes in fair value recognized in earnings. In addition, under this guidance, the presentation of changes in the fair value of financial liabilities measured under the fair value option due to instrument-specific credit risk will be presented in OCI. The guidance also adds certain disclosures associated with the fair value of financial instruments carried at amortized cost. The standard is to be applied through a cumulative effect adjustment to beginning retained earnings in the balance sheet as of the beginning of the year of adoption. The Company has evaluated the new standard and determined that it will not significantly impact the consolidated financial statements. The Company will adopt the standard on January 1, 2018, and will record a cumulative effect adjustment to beginning retained earnings and to OCI related to unrealized gains on equity investments and to the own credit risk associated with financial liabilities measured at fair value.

REVENUE RECOGNITION

In May 2014, the FASB issued a comprehensive new revenue recognition standard, which is effective for fiscal years beginning after December 15, 2017. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity's performance obligation. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. The Company has evaluated the new standard and determined that it will not significantly impact the consolidated financial statements. The Company will adopt the standard on January 1, 2018.

3. SIGNIFICANT TRANSACTIONS

REINSURANCE TRANSACTIONS AND PURCHASE OF PARTNERSHIP INTERESTS

In December 2017, the Company entered into a binder agreement committing it to enter into reinsurance agreements to reinsure approximately $9 billion of FA and payout annuity reserves on a coinsurance basis from Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company, subsidiaries of Hartford Life, Inc., immediately following the closing of the sale of all of the issued and outstanding capital stock of Hartford Life, Inc., or the "Talcott Sale." Upon completion of the reinsurance transactions, approximately $9 billion of assets will be transferred to the Company. The Company also entered into a binder agreement committing it to enter into retrocession agreements to cede approximately $850 million of payout annuity reserves on a FwH coinsurance basis to a third-party reinsurer.

The Company also agreed to enter into an investment management agreement with Hartford Investment Management Company, or "HIMCO," whereby HIMCO, immediately following the closing of the Talcott Sale, will manage for the Company at all times during a five-year term a minimum of 35% of the fair market value of the assets maintained to support the Company's liabilities under the reinsurance agreements with Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The assets managed by HIMCO under the investment management agreement will include corporate bonds, privately placed debt investments and commercial mortgage loans (including participations therein).

In addition, the Company has entered into an agreement to purchase $150 million of limited partnership interests in Hopmeadow Holdings, LP, or "Hopmeadow," a newly formed Delaware limited partnership, which will be the acquiror in the Talcott Sale. The Company's interest will represent approximately 9% of the economic interests in Hopmeadow. The Company will also have the right to designate one of the eleven board seats.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company also agreed to be responsible for a pro-rata share of any termination penalty and reimbursement of certain default costs for itself and certain other investors in the event that the Talcott Sale does not close as a result of a breach by Hopmeadow of the related stock and asset purchase agreement. The Company's pro-rata share of such termination penalty, if applicable, would be approximately $17 million.

The Company's binder agreements to enter into the reinsurance and retrocession agreements and the purchase commitment in Hopmeadow are subject to satisfaction of closing conditions in the related stock and asset purchase agreement, including receipt of all requisite regulatory approvals and other customary closing conditions.

REORGANIZATION

In December 2017, the Company became a wholly-owned subsidiary of Global Atlantic (Fin) Company, or "FinCo," a Delaware corporation. Prior to December 2017, the Company was owned by Forethought Services LLC, a 79% owner and by FinCo, a 21% owner. Also in December 2017, the Company's ownership interest in Forethought Life Insurance Company, or "FLIC," an Indiana company, and Forethought National Life Insurance Company, "FNLIC", a Texas company, changed from 95% to 100%. As a result, the contribution of FLIC and FNLIC to the Company was accounted for under the carryover basis of accounting whereby the consolidated financial information of FLIC and FNLIC received by the Company were recorded based on their respective carrying amounts, on a retrospective basis.

In March 2016, the Board of Directors of Global Atlantic Financial Group Limited, or "GAFG," a Bermuda LLC and indirect parent of the Company, voted to proceed with a reorganization of certain subsidiaries in the second quarter of 2016, or the "Reorganization." As a result of the Reorganization, FinCo was previously a direct subsidiary of Global Atlantic Financial Life Limited, or "GAFLL," a Bermuda LLC, became a direct subsidiary of Commonwealth Re Midco Limited, or "Midco," a Bermuda company. Midco remained as a direct subsidiary of GAFLL. As GAFLL held controlling interests in both FinCo and Midco immediately prior to the reorganization, the transaction was considered to be between entities under common control. As a result, the contribution of FinCo to Midco was accounted for under the carryover basis of accounting whereby the consolidated financial information of FinCo received by Midco were recorded based on their respective carrying amounts, on a retrospective basis.

RESTRUCTURING OF NOTES PAYABLE TO AFFILIATES

On December 29, 2017, the Company's $255 million surplus note, or the "Existing Company's Surplus Note," to its direct parent, FinCo, and the $365 million surplus note of FLIC and the Company's direct subsidiary to FinCo, or the "FLIC Surplus Note," were restructured, or the "Surplus Note Restructuring." Under the terms of the Surplus Note Restructuring, FinCo contributed the FLIC Surplus Note to the Company in exchange for a surplus note issued by the Company to FinCo on essentially the same terms as the FLIC Surplus Note, or the "Company Corollary Note." To facilitate regulatory approval of interest payments, the Company combined the Existing Company's Surplus Note with the Company Corollary Note, thereby creating a new surplus note, or the "New Note." Further to the Surplus Note Restructuring, the Company issued the New Note in the amount of $620 million (the aggregate principal amount of the FLIC Surplus Note and the Existing Company's Surplus Note). See Note 11 --"Debt and Financing Arrangements" for additional information on surplus notes restructuring.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The cost or amortized cost, gross unrealized gains (losses), and fair value for AFS fixed maturity and equity securities were as follows:

                                                                     COST OR           GROSS UNREALIZED
                                                                    AMORTIZED     -----------------------------
AS OF DECEMBER 31, 2017                                               COST            GAINS          LOSSES        FAIR VALUE
----------------------------------------------------------------  --------------  --------------  -------------   -------------
($ IN MILLIONS)
AFS fixed maturity securities portfolio by type:
  U.S. government and agencies                                    $         202   $          12   $         (7)   $        207
  U.S. state, municipal and political subdivisions                        1,920             267             (1)          2,186
  Foreign governments                                                       133              10             --             143
  Corporate                                                              13,058             788            (50)         13,796
  Preferred stocks                                                           17               1             --              18
  RMBS                                                                    7,608             813            (22)          8,399
  CMBS                                                                    2,687              78            (18)          2,747
  CLOs                                                                    5,624              27             (7)          5,644
  ABS                                                                     3,115              79            (21)          3,173
                                                                  --------------  --------------  -------------   -------------
    Total AFS fixed maturity securities                           $      34,364   $       2,075   $       (126)   $     36,313
                                                                  ==============  ==============  =============   =============

Equity securities                                                 $         215   $           7   $         --    $        222
                                                                  ==============  ==============  =============   =============

                                                                     COST OR            GROSS UNREALIZED
                                                                    AMORTIZED     -----------------------------
AS OF DECEMBER 31, 2016 AS REVISED                                    COST            GAINS          LOSSES        FAIR VALUE
----------------------------------------------------------------  --------------  --------------  -------------   -------------
($ IN MILLIONS)
AFS fixed maturity securities portfolio by type:
  U.S. government and agencies                                    $         235   $          16   $         (9)   $        242
  U.S. state, municipal and political subdivisions                        1,727             122            (22)          1,827
  Foreign governments                                                       136              --             (4)            132
  Corporate                                                              13,513             342           (266)         13,589
  Preferred stocks                                                           14               1             --              15
  RMBS                                                                    7,638             262           (164)          7,736
  CMBS                                                                    3,296              54            (76)          3,274
  CLOs                                                                    3,149              14            (20)          3,143
  ABS                                                                     2,635              32            (54)          2,613
                                                                  --------------  --------------  -------------   -------------
    Total AFS fixed maturity securities                           $      32,343   $         843   $       (615)   $     32,571
                                                                  ==============  ==============  =============   =============

Equity securities                                                 $         134   $          12   $         --    $        146
                                                                  ==============  ==============  =============   =============

As of December 31, 2017 and 2016, there were no non-credit OTTI losses reflected within the fair value of AFS securities.

Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The maturity distribution for AFS fixed maturity securities is as follows:


                                                                                    COST OR
                                                                                   AMORTIZED
                 AS OF DECEMBER 31, 2017                                             COST         FAIR VALUE
                 --------------------------------------------------------------  --------------  -------------
                 ($ IN MILLIONS)
                 Due in one year or less                                         $         534   $        535
                 Due after one year through five years                                   2,106          2,128
                 Due after five years through ten years                                  2,722          2,751
                 Due after ten years                                                     9,968         10,936
                                                                                 --------------  -------------
                   Subtotal                                                             15,330         16,350
                 RMBS                                                                    7,608          8,399
                 CMBS                                                                    2,687          2,747
                 CLOs                                                                    5,624          5,644
                 ABS                                                                     3,115          3,173
                                                                                 --------------  -------------
                   Total AFS fixed maturity securities                           $      34,364   $     36,313
                                                                                 ==============  =============

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following tables provide information about the Company's AFS fixed maturity and equity securities that have been continuously in an unrealized loss position:

                                                    LESS THAN 12 MONTHS         12 MONTHS OR MORE                TOTAL
                                                 -------------------------  -------------------------  ------------------------
                                                    FAIR       UNREALIZED      FAIR      UNREALIZED       FAIR      UNREALIZED
AS OF DECEMBER 31, 2017                             VALUE        LOSSES       VALUE        LOSSES        VALUE        LOSSES
-----------------------------------------------  ------------  -----------  -----------  ------------  -----------  -----------
($ IN MILLIONS)
AFS fixed maturity securities portfolio by
  type:
  U.S. government and agencies                   $        36   $       (1)  $       73   $        (6)  $      109   $       (7)
  U.S. state, municipal and political
    subdivisions                                          16           --           42            (1)          58           (1)
  Foreign governments                                     17           --            4            --           21           --
  Corporate                                            1,555          (12)       1,448           (38)       3,003          (50)
  RMBS                                                 1,235          (15)         194            (7)       1,429          (22)
  CMBS                                                   506           (4)         333           (14)         839          (18)
  CLOs                                                 1,373           (4)         285            (3)       1,658           (7)
  ABS                                                    491           (4)         441           (17)         932          (21)
                                                 ------------  -----------  -----------  ------------  -----------  -----------
    Total AFS fixed maturity securities          $     5,229   $      (40)  $    2,820   $       (86)  $    8,049   $     (126)
                                                 ============  ===========  ===========  ============  ===========  ===========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                   LESS THAN 12 MONTHS         12 MONTHS OR MORE                TOTAL
                                                 -------------------------  -------------------------  ------------------------
                                                    FAIR       UNREALIZED      FAIR      UNREALIZED       FAIR      UNREALIZED
AS OF DECEMBER 31, 2016 AS REVISED                  VALUE        LOSSES       VALUE        LOSSES        VALUE        LOSSES
-----------------------------------------------  ------------  -----------  -----------  ------------  -----------  -----------
($ IN MILLIONS)
AFS fixed maturity securities portfolio by
  type:
  U.S. government and agencies                   $        96   $       (9)  $       --   $        --   $       96   $       (9)
  U.S. state, municipal and political
    subdivisions                                         308          (17)          36            (5)         344          (22)
  Foreign governments                                     44           (1)          20            (3)          64           (4)
  Corporate                                            5,122         (210)         615           (56)       5,737         (266)
  RMBS                                                 1,517          (39)       2,239          (125)       3,756         (164)
  CMBS                                                 1,399          (52)         301           (24)       1,700          (76)
  CLOs                                                   981           (9)         833           (11)       1,814          (20)
  ABS                                                    655          (10)         648           (44)       1,303          (54)
                                                 ------------  -----------  -----------  ------------  -----------  -----------
    Total AFS fixed maturity securities          $    10,122   $     (347)  $    4,692   $      (268)  $   14,814   $     (615)
                                                 ============  ===========  ===========  ============  ===========  ===========

Unrealized gains and losses can be created by changing interest rates or several other factors, including changing credit spreads. The Company had gross unrealized losses on below investment grade AFS fixed maturity securities of $42 million and $290 million as of December 31, 2017 and 2016, respectively. The single largest unrealized loss on AFS fixed maturity securities was $4 million and $5 million at December 31, 2017 and 2016, respectively. The Company had 1,660 and 3,044 securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

As of December 31, 2017 and 2016, AFS fixed maturity securities in an unrealized loss position for over 12 months consisted of 734 and 772 debt securities, respectively. There were no equity securities in an unrealized loss position for over 12 months as of December 31, 2017 and 2016, respectively. These debt securities primarily relate to RMBS and Corporates, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their cost or amortized cost basis. For securities with significant declines in value, individual security level analysis was performed utilizing underlying collateral default expectations, market data and industry analyst reports.

MORTGAGE AND OTHER LOAN RECEIVABLES

Mortgage and other loan receivables consist of the following:

                                                                                       AS OF DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2017            2016
                                                                                 --------------  -------------
                 ($ IN MILLIONS)
                 Commercial mortgage loans                                       $       3,214   $      2,590
                 Residential mortgage loans                                              1,510            833
                 Other loan receivables                                                    823             93
                                                                                 --------------  -------------
                   Total mortgage and other loan receivables                             5,547          3,516
                 Allowance for loan losses                                                  (4)            --
                                                                                 --------------  -------------
                   Total mortgage and other loan receivables, net of allowance
                     for loan losses                                             $       5,543   $      3,516
                                                                                 ==============  =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The maturity distribution by contractual maturity for residential and commercial mortgage loans is as follows as of December 31, 2017:

                                                                                                    TOTAL
                                                                                                   MORTGAGE
                 YEARS                                            RESIDENTIAL     COMMERCIAL        LOANS
                 ----------------------------------------------  --------------  -------------   -------------
                 ($ IN MILLIONS)
                 2018                                            $           1   $         85    $         86
                 2019                                                        1            246             247
                 2020                                                      165            248             413
                 2021                                                        2            318             320
                 2022                                                      207            292             499
                 2023 and thereafter                                     1,134          2,025           3,159
                                                                 --------------  -------------   -------------
                   Total                                         $       1,510   $      3,214    $      4,724
                                                                 ==============  =============   =============

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay (with or without prepayment penalties) and loans may be refinanced.

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The following tables present the Company's gross carrying value of mortgage loans by geographic region and property type:

                 CARRYING VALUE AS OF DECEMBER 31,                                   2017            2016
                 --------------------------------------------------------------  --------------  -------------
                 ($ IN MILLIONS)
                 Pacific                                                         $       1,174   $        793
                 South Atlantic                                                            898            656
                 West South Central                                                        730            397
                 East North Central                                                        475            255
                 Middle Atlantic                                                           468            424
                 Mountain                                                                  315            293
                 New England                                                               227            150
                 East South Central                                                        197            124
                 West North Central                                                         95             83
                 Other regions                                                             145            248
                                                                                 --------------  -------------
                   Total by geographic region                                    $       4,724   $      3,423
                                                                                 ==============  =============

                 CARRYING VALUE AS OF DECEMBER 31,                                   2017            2016
                 --------------------------------------------------------------  --------------  -------------
                 ($ IN MILLIONS)
                 Office building                                                 $         972   $        709
                 Retail                                                                    525            472
                 Residential                                                             1,562            910
                 Apartment                                                                 572            564
                 Warehouse                                                                 203            260
                 Industrial                                                                530            329
                 Other property types                                                      360            179
                                                                                 --------------  -------------
                   Total by property type                                        $       4,724   $      3,423
                                                                                 ==============  =============


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

ALLOWANCE FOR LOAN LOSSES

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts are established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Changes in allowance for loan losses are below:

                                                                              AS OF DECEMBER 31,
                                                                 ---------------------------------------------
                                                                     2017            2016            2015
                                                                 --------------  -------------   -------------
                 ($ IN MILLIONS)
                 Balance, at beginning of period                 $          --   $          2    $          3
                   Provisions, net of releases                               4             (2)             (1)
                   Charge-offs, net of recoveries                           --             --              --
                                                                 --------------  -------------   -------------
                 Balance, at end of period                       $           4   $         --    $          2
                                                                 ==============  =============   =============

As of December 31, 2017 and 2016 the Company had $40 million and $18 million, respectively, of mortgage loans that were 90 days past due or in the process of foreclosure. The Company ceases accrual of interest on loans that are more than 90 days past due, and recognizes income as received. For the year ended December 31, 2017 there was $7 million of mortgage loans that were non-income producing. None of the mortgage loans were non-income producing for the years ending December 31, 2016 and December 31, 2015, respectively.

As of December 31, 2017, the Company had less than $1 million of other loan receivables that were delinquent by less than 120 days or in default. As of December 31, 2016, there were no other loan receivables that were delinquent or in default.

LOAN-TO-VALUE RATIO ON MORTGAGE LOANS

The loan-to-value ratio is expressed as a percentage of the amount of the loan relative to the current value of the underlying collateral. The following table summarizes the Company's loan-to-value ratios for its commercial mortgage loans as of December 31, 2017 and 2016:

                                                                                                   PERCENTAGE OF
                                                                                                    COMMERCIAL
       LOAN-TO-VALUE AS OF DECEMBER 31, 2017                                  CARRYING VALUE      MORTGAGE LOANS
       -------------------------------------------------------------------  ------------------  -------------------
       ($ IN MILLIONS, EXCEPT PERCENTAGE OF COMMERCIAL MORTGAGE LOANS)
       70% and less                                                         $           2,832                   88%
       71% - 90%                                                                          382                   12%
                                                                            ------------------  -------------------
         Total commercial mortgage loans                                    $           3,214                  100%
                                                                            ==================  ===================

                                                                                                   PERCENTAGE OF
                                                                                                    COMMERCIAL
       LOAN-TO-VALUE AS OF DECEMBER 31, 2016                                 CARRYING VALUE       MORTGAGE LOANS
       -------------------------------------------------------------------  ------------------  -------------------
       ($ IN MILLIONS, EXCEPT PERCENTAGE OF COMMERCIAL MORTGAGE LOANS)
       70% and less                                                         $           2,140                   83%
       71% - 90%                                                                          450                   17%
                                                                            ------------------  -------------------
         Total commercial mortgage loans                                    $           2,590                  100%
                                                                            ==================  ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Changing economic conditions affect the Company's valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, the Company continuously monitors its commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, or have deteriorating credits.

The weighted average loan-to-value ratio for the Company's residential mortgage loans was 87% and 89%, as of December 31, 2017 and 2016, respectively.

OTHER INVESTMENTS

Other investments consist of the following:

                                                                                    AS OF DECEMBER 31,
                                                                               -----------------------------
                                                                                                   2016
                                                                                   2017         AS REVISED
                                                                               --------------  -------------
                 ($ IN MILLIONS)
                 Transportation assets (1)                                     $         729   $         67
                 Renewable energy partnerships (2)                                       637            119
                 Life settlement and other contracts                                     296            307
                 Other investment partnerships                                           281            150
                 Federal Home Loan Bank common stock                                      98             60
                                                                               --------------  -------------
                   Total other investments                                     $       2,041   $        703
                                                                               ==============  =============

--------
              (1) Net of accumulated depreciation of $40 million and $21 million as of December 31, 2017 and 2016, respectively.

              (2) Net of accumulated depreciation attributed to solar projects of $1 million as of December 31, 2017. There was no accumulated depreciation attributed to solar projects as of December 31, 2016.

The total amount of other investments accounted for using the equity method of accounting was $355 million and $124 million at December 31, 2017 and 2016, respectively. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $66 million as of December 31, 2017.

VARIABLE INTEREST ENTITIES

The Company has created certain VIEs to hold investments, including railcar, aviation and other transportation equipment, solar energy projects, life settlement contracts and single premium immediate annuities, fixed maturity securities and student loans. These VIEs issue beneficial interests primarily to the Company's insurance entities and the Company maintains the power to direct the activities of the VIEs that most significantly impact their economic performance and bears the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant. Accordingly, the Company is the primary beneficiary of these VIEs, which are consolidated in the Company's results. Where these VIEs or entities consolidated by these VIEs issue beneficial interests to third-parties, they are reported as non-controlling interests by the Company.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table illustrates the Company's consolidated VIE positions:

                                                                                            AS OF DECEMBER 31,
                                                                                    -----------------------------------
                                                                                                            2016
                                                                                         2017            AS REVISED
                                                                                    ----------------   ----------------
($ IN MILLIONS)
Assets of consolidated variable interest entities:
  Investments:
    Available-for-sale fixed maturities at fair value                               $           166    $            --
    Mortgage and other loan receivables                                                         144                 --
    Other investments:
      Transportation                                                                            729                 67
      Renewable energy                                                                          547                 --
      Life settlement contracts and single premium immediate annuities                          256                266
      Other investment partnerships                                                              35                 --
                                                                                    ----------------   ----------------
        Total other investments                                                               1,567                333
                                                                                    ----------------   ----------------
          Total investments                                                                   1,877                333
  Cash and cash equivalents                                                                      43                 13
  Accrued investment income                                                                      13                  3
  Other assets                                                                                   14                 --
                                                                                    ----------------   ----------------
    Total assets of consolidated variable interest entities                         $         1,947    $           349
                                                                                    ================   ================

Liabilities of consolidated variable interest entities:
  Accrued expenses and other liabilities                                            $           169    $            27
                                                                                    ----------------   ----------------
    Total liabilities of consolidated variable interest entities                                169                 27
                                                                                    ----------------   ----------------

Non-controlling interests of consolidated variable interest entities                             54                 --
                                                                                    ----------------   ----------------
  Total liabilities and non-controlling interests of consolidated variable
    interest entities                                                               $           223    $            27
                                                                                    ================   ================

The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows:

                                                                          AS OF DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                              2017                                 2016
                                                ----------------------------------  -----------------------------------
                                                                       MAXIMUM                              MAXIMUM
                                                    CARRYING         EXPOSURE TO         CARRYING         EXPOSURE TO
                                                     AMOUNT           LOSS (1)            AMOUNT           LOSS (1)
                                                ----------------  ----------------  -----------------  ----------------
($ IN MILLIONS)
Other investment partnerships                   $           224   $           316   $            137   $           278
Renewable energy partnerships                                89                89                110               122
                                                ----------------  ----------------  -----------------  ----------------
  Total                                         $           313   $           405   $            247   $           400
                                                ================  ================  =================  ================

--------
(1) The maximum exposure to loss relating to other limited and renewable energy partnership interests is equal to the carrying amounts plus any unfunded commitments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table presents additional information regarding the life settlement contracts and their expected duration at December 31, 2017:

                                                                                                            DEATH
                                                                     NUMBER OF         EXPECTED            BENEFIT
         YEARS                                                       CONTRACTS         CASH FLOW           PAYOUT
         -------------------------------------------------------  ----------------  ----------------   ----------------
         ($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
         2018 to 2020                                                           1   $             1    $             2
         2021                                                                   5                12                 13
         2022 and thereafter                                                  138               365                448
                                                                  ----------------  ----------------   ----------------
           Total                                                              144   $           378    $           463
                                                                  ================  ================   ================

As of December 31, 2017, the anticipated life insurance premiums required to keep the life settlement contracts in-force are $41 million in 2018 through 2020, $14 million in 2021 and $13 million in 2022. The anticipated life settlement premium payments are expected to be primarily funded by incoming single premium immediate annuity payments tied to the same reference lives.

OTHER-THAN-TEMPORARY IMPAIRMENTS

AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES

The table below presents a rollforward of the cumulative credit loss component of OTTI losses recognized in net investment gains (losses) in the Consolidated Statements of Income on fixed maturity securities still held by the Company at December 31, 2017, 2016 and 2015:

                                                                                       AS OF DECEMBER 31,
                                                                         ----------------------------------------------
                                                                                             2016
                                                                             2017         AS REVISED         2015
                                                                         --------------  --------------  --------------
         ($ IN MILLIONS)
         Balance, at beginning of year                                   $          20   $           9   $           4
           Additions:
             Initial impairments - credit loss OTTI recognized on
               securities not previously impaired                                   14               2               5
             Additional impairments - credit loss OTTI recognized on
               securities previously impaired                                       --               9              --
           Reductions:
             Due to sales (or maturities, pay downs or prepayments)
               during  the period of securities previously impaired
               as credit loss OTTI impaired                                        (19)             --              --
                                                                         --------------  --------------  --------------
         Balance, at end of year                                         $          15   $          20   $           9
                                                                         ==============  ==============  ==============

OTHER INVESTMENTS

As part of its periodic review of life settlement contracts for impairment, the Company determined several contracts for the years ended December 31, 2017, 2016 and 2015, respectively, were impaired because the sum of the carrying value plus expected future premium payments exceeded the expected contract value. Consequently, the Company recorded impairments on those life settlement contracts of $9 million, $19 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively, which are included in net other investment gains (losses) Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FEDERAL HOME LOAN BANK INVESTMENT AND FUNDING AGREEMENTS

Certain of the Company's subsidiaries are members of regional banks in the FHLB system. These subsidiaries have also entered into funding agreements with their respective FHLB. The funding agreements are issued in exchange for cash. The funding agreements require that the Company pledges eligible assets, such as commercial mortgage loans, as collateral. With respect to certain classes of eligible assets, the FHLB holds the pledged eligible assets in custody at the respective FHLB. The liabilities for the funding agreements are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Information related to the FHLB investment and funding agreements is as follows:

                                                                 FUNDING AGREEMENTS ISSUED
                                  INVESTMENT IN COMMON STOCK        TO FHLB MEMBER BANKS               COLLATERAL
                                 -----------------------------  ----------------------------- -----------------------------
                                                    2016                           2016                          2016
     AS OF DECEMBER 31,              2017        AS REVISED         2017        AS REVISED        2017        AS REVISED
     --------------------------- -------------- --------------  -------------  -------------- -------------- --------------
     ($ IN MILLIONS)
     FHLB Indianapolis           $          59  $          41   $      1,316   $         920  $       1,864  $       1,515
     FHLB Des Moines                        25             19            382             250            670            491
     FHLB Massachusetts                     14             --            201              --            340             --
                                 -------------- --------------  -------------  -------------- -------------- --------------
       Total                     $          98  $          60   $      1,899   $       1,170  $       2,874  $       2,006
                                 ============== ==============  =============  ============== ============== ==============

REPURCHASE AGREEMENT TRANSACTIONS

As of December 31, 2017, the Company did not participate in any third-party repurchase agreements. As of December 31, 2016, the Company participated in third-party repurchase agreements with a notional value of approximately $113 million. The Company posted $120 million in fixed maturity securities as collateral for these transactions as of December 31, 2016. The Company accounts for these transactions as secured borrowings.

The gross obligation for repurchase agreements is reported in securities sold under agreements to repurchase in the Consolidated Balance Sheets. The gross obligations by class of collateral pledged for repurchase agreements accounted for as secured borrowings as of December 31, 2016 is presented in the following table:

                                                                LESS THAN                     GREATER THAN
     AS OF DECEMBER 31, 2016                    OVERNIGHT        30 DAYS      30 - 90 DAYS      90 DAYS         TOTAL
     ---------------------------------------  --------------  -------------   -------------  --------------  --------------
     ($ IN MILLIONS)
     Corporate securities                     $          --   $        113    $         --   $          --   $         113
                                              --------------  -------------   -------------  --------------  --------------
       Total borrowing                        $          --   $        113    $         --   $          --   $         113
                                              ==============  =============   =============  ==============  ==============

OTHER

The Company had no concentration of investments at fair value that exceeded 10% of shareholder's equity at December 31, 2017 and 2016.

As of December 31, 2017 and 2016, the cost or amortized cost and fair value of the assets on deposit with various state and governmental authorities were $146 million and $164 million, and $135 million and $154 million, respectively.

INVESTMENT INCOME AND GAINS AND LOSSES

NET INVESTMENT INCOME

Net investment income is comprised primarily of interest income, including amortization of premiums and accretion of discounts, based on yields which change due to expectations in projected cash flows, dividend income from common and preferred stock, earnings from investments accounted for under equity method accounting, and lease income on other investments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The components of net investment income were as follows:

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------
                                                                                         2016               2015
                                                                       2017           AS REVISED         AS REVISED
                                                                  ----------------  ----------------   ----------------
         ($ IN MILLIONS)
         Fixed maturity securities -- interest and other income   $         1,618   $         1,472    $         1,271
         Equity securities -- dividends and other income                        6                 1                  1
         Mortgage and other loan receivables                                  206               151                 87
         Income from funds withheld at interest                              (533)             (248)              (223)
         Policy loans                                                          42                42                 45
         Transportation                                                        67                14                 17
         Renewable energy                                                      40                --                 --
         Short-term and other investment income                                28                28                 20
                                                                  ----------------  ----------------   ----------------
           Gross investment income                                          1,474             1,460              1,218
         Less investment expenses
           Investment management and administrative expenses                   80                58                 48
           Transportation asset depreciation and maintenance
             expense                                                           44                13                 12
           Interest expense on derivative collateral                            6                --                 --
                                                                  ----------------  ----------------   ----------------
             Net investment income                                $         1,344   $         1,389    $         1,158
                                                                  ================  ================   ================

The Company had no fixed maturity securities in a non-accrual status as of December 31, 2017, 2016 or 2015. The Company had no fixed maturity securities which were non-income producing as of December 31, 2017, 2016 or 2015.

NET INVESTMENT GAINS (LOSSES)

Net investment gains (losses) were as follows:

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                                                   2016                  2015
                                                              2017              AS REVISED            AS REVISED
                                                        ------------------   ------------------   -------------------
         ($ IN MILLIONS)
         AFS fixed maturity securities                  $             161    $              30    $              103
         Trading fixed maturity securities                             --                   --                   (95)
         Derivative gains (losses)                                   (233)                 (48)                   51
         Funds withheld receivable at interest                        (24)                  10                   (81)
         Mortgage and other loans                                      (8)                  --                    --
         Renewable energy                                              (2)                  --                    --
         Other investments                                              2                    9                    16
         Impairments on life settlement contracts                      (9)                 (19)                   (3)
         Other-than-temporary impairment on
           available-for sale fixed maturity
           securities                                                 (14)                 (11)                   (5)
                                                        ------------------   ------------------   -------------------
           Net investment gains (losses)                $            (127)   $             (47)   $              (14)
                                                        ==================   ==================   ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The proceeds from voluntary sales and the gross gains and losses on those sales of AFS fixed maturity and equity securities were as follows:

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------
                                                                       2017              2016               2015
                                                                  ----------------  ----------------  -----------------
         ($ IN MILLIONS)
         AFS fixed maturity securities:
           Proceeds from voluntary sales                          $         6,070   $         5,237   $          7,483
           Gross gains                                            $           240   $           164   $            188
           Gross losses                                           $           (93)  $          (160)  $           (114)
         Equity securities:
           Proceeds from voluntary sales                          $           906   $            50   $             --
           Gross gains                                            $             3   $            --   $             --
           Gross losses                                           $            (1)  $            --   $             --

5. DERIVATIVE INSTRUMENTS

The Company holds derivative instruments that are primarily used in its hedge program. The Company has established a hedge program that seeks to reduce U.S. GAAP net income volatility caused by interest rate and equity price movements, while also taking into consideration statutory capital and economic impacts.

The Company hedges interest rate and equity market risks associated with its insurance liabilities. For FIA and IUL policy reserves, the Company purchases call spreads to hedge exposure primarily created by changes in embedded derivative balances caused by changes in equity markets. The Company dynamically hedges its exposure to changes in the value of the guarantee provided to VA and VUL policyholders. The Company manages interest rate risk by purchasing exchange-traded fixed income future contracts, OTC swaps and swaptions. The Company manages equity market risks by entering into certain OTC derivatives, primarily equity options and swaps, as well as exchange-traded equity options and futures. While not the primary focus of the Company's hedging strategy, the Company also enter into currency swaps and forwards to manage foreign exchange rate risks with respect to certain investments denominated in foreign currencies. These foreign currency derivatives are designated as effective fair value hedges.

The Company attempts to mitigate the risk of loss due to ineffectiveness under these derivative investments through a regular monitoring process which evaluates the program's effectiveness. The Company is exposed to risk of loss in the event of non-performance by the counterparties and, accordingly, all option contracts are purchased from multiple counterparties that have been evaluated for creditworthiness. All of these counterparties are nationally recognized financial institutions with a Moody's/S&P investment-grade credit rating or higher. Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modco and FwH basis. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk. These embedded derivatives are included in funds withheld receivable at interest in the Consolidated Balance Sheets.


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                           DERIVATIVE        DERIVATIVE
     AT DECEMBER 31, 2017                                                NOTIONAL            ASSETS          LIABILITIES
     ---------------------------------------------------------------  ----------------  -----------------  ----------------
     ($ IN MILLIONS)
     Equity market contracts                                          $        12,571   $            668   $            --
     Interest rate contracts                                                    4,842                110                24
     Embedded derivative -- modco loans                                            --                117                --
     Embedded derivative -- funds withheld at interest                             --                  4               794
     Foreign currency contracts                                                     9                  1                --
                                                                                        -----------------
       Fair value included within total assets                                          $            900
                                                                                        =================
     Embedded derivative -- IUL products                                                                               755
     Embedded derivative -- annuity products                                                                           535
                                                                                                           ----------------
       Fair value included within total liabilities                                                        $         2,108
                                                                                                           ================

                                                                                           DERIVATIVE        DERIVATIVE
     AT DECEMBER 31, 2016                                                NOTIONAL            ASSETS          LIABILITIES
     ---------------------------------------------------------------  ----------------  -----------------  ----------------
     ($ IN MILLIONS)
     Equity market contracts                                          $        10,154   $            485   $            --
     Interest rate contracts                                                    1,747                116                24
     Embedded derivative -- modco loans                                            --                 83                --
     Embedded derivative -- funds withheld at interest                             --                  2               139
     Foreign currency contracts                                                   203                 12                --
                                                                                        -----------------
       Fair value included within total assets                                          $            698
                                                                                        =================
     Embedded derivative -- IUL products                                                                               573
     Embedded derivative -- annuity products                                                                           279
                                                                                                           ----------------
       Fair value included within total liabilities                                                        $         1,015
                                                                                                           ================

The amounts of derivative gains and losses recognized for the years ended December 31, 2017, 2016 and 2015 are reported in the Consolidated Statements of Income as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      -----------------------------------------------------
                                                                                              2016              2015
     DERIVATIVE CONTRACTS NOT DESIGNATED AS HEDGES                         2017            AS REVISED        AS REVISED
     ---------------------------------------------------------------  ----------------  -----------------  ----------------
     ($ IN MILLIONS)
     Net other investment gains (losses):
       OTC CPI swaps                                                  $            (1)  $              2   $            (4)
       Equity and fixed income futures                                           (222)              (109)             (196)
       Foreign currency swaps                                                      --                 --                 1
       Listed equity index options                                                 (7)               (27)                4
       OTC equity index options                                                   472                125              (113)
       Interest rate swaptions                                                     (8)                --                 5
       OTC total return swaps                                                      10                  2                 2
       Funds withheld derivatives                                                  92                 62                87
       Other                                                                      (14)                --                --
       Embedded derivatives                                                      (555)              (103)              265
                                                                      ----------------  -----------------  ----------------
         Total included in net other investment gains (losses)        $          (233)  $            (48)  $            51
                                                                      ================  =================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                              ---------------------------------------------
     DERIVATIVE CONTRACTS DESIGNATED AS HEDGES                                    2017           2016            2015
     ----------------------------------------------------------------------   -------------  --------------  --------------
     ($ IN MILLIONS)
     Revenues
       Foreign currency forwards                                              $         --   $          (1)  $           1
                                                                              -------------  --------------  --------------
         Total included in net other investment gains (losses)                $         --   $          (1)  $           1
                                                                              =============  ==============  ==============

The amount of net derivative assets and liabilities after consideration of collateral received or pledged were as follows:

                                                                                                AS OF DECEMBER 31,
                                                                                        -----------------------------------
                                                                                              2017              2016
                                                                                        -----------------  ----------------
     ($ IN MILLIONS)
     Derivative assets (excluding embedded derivatives)                                 $            779   $           613
     Derivative liabilities (excluding embedded derivatives)                                         (24)              (24)
                                                                                        -----------------  ----------------
       Net amount                                                                                    755               589
     Net collateral (received) / pledged                                                            (712)             (458)
                                                                                        -----------------  ----------------
       Net amount after collateral                                                      $             43   $           131
                                                                                        =================  ================

6. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establish a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1: Unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2: Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable; and

Level 3: Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following tables represent the Company's hierarchy for its financial assets and liabilities measured at fair value:

     AS OF DECEMBER 31, 2017 (1)                                LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
     -------------------------------------------------------  -------------   -------------  --------------  --------------
     ($ IN MILLIONS)
     FINANCIAL ASSETS:
       AFS fixed maturity securities
         U.S. government and agencies                         $        145    $         62   $          --   $         207
         U.S. state, municipal and political subdivisions               --           2,186              --           2,186
         Foreign governments                                            --             143              --             143
         Corporate                                                      --          13,206             590          13,796
         Preferred stocks                                               --              10               8              18
         Structured securities                                          --          18,401           1,562          19,963
                                                              -------------   -------------  --------------  --------------
           Total AFS fixed maturity securities                         145          34,008           2,160          36,313
                                                              -------------   -------------  --------------  --------------
       Equity securities                                               132              --              90             222
       Funds withheld receivable at interest                            --             289             117             406
       Reinsurance recoverable                                          --           1,363              --           1,363
       Derivative assets
         Equity market contracts                                        44             624              --             668
         Interest rate contracts                                         6             104              --             110
         Foreign currency contracts                                     --               1              --               1
                                                              -------------   -------------  --------------  --------------
           Total derivative assets                                      50             729              --             779
                                                              -------------   -------------  --------------  --------------
       Separate account assets                                       6,103              --              --           6,103
                                                              -------------   -------------  --------------  --------------
         Total financial assets at fair value                 $      6,430    $     36,389   $       2,367   $      45,186
                                                              =============   =============  ==============  ==============
     FINANCIAL LIABILITIES:
       Policyholder liabilities                               $         --    $         --   $         373   $         373
       Closed block policy liabilities                                  --              --           1,436           1,436
       Derivative instruments payable                                   --              24              --              24
       Embedded derivative -- IUL products                              --              --             755             755
       Embedded derivative -- annuity products                          --              --             535             535
                                                              -------------   -------------  --------------  --------------
         Total financial liabilities at fair value            $         --    $         24   $       3,099   $       3,123
                                                              =============   =============  ==============  ==============

--------
     (1) Other investments excluded from the fair value hierarchy include certain real estate and private equity funds for which fair value is measured at net asset value per share as a practical expedient. At December 31, 2017 the fair value of these investments was $79 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     AS OF DECEMBER 31, 2016 AS REVISED (1)                      LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
     -------------------------------------------------------  --------------  -------------   -------------  --------------
     ($ IN MILLIONS)
     Financial Assets:
       AFS fixed maturity securities
         U.S. government and agencies                         $         130   $        112    $         --   $         242
         U.S. state, municipal and political subdivisions                --          1,827              --           1,827
         Foreign governments                                             --            132              --             132
         Corporate                                                       --         13,270             319          13,589
         Preferred stocks                                                --             10               5              15
         Structured securities                                           --         16,265             501          16,766
                                                              --------------  -------------   -------------  --------------
           Total AFS fixed maturity securities                          130         31,616             825          32,571
                                                              --------------  -------------   -------------  --------------
       Equity securities                                                 56             --              90             146
       Funds withheld receivable at interest                             --            251              83             334
       Reinsurance recoverable                                           --          1,371              --           1,371
       Derivative assets
         Equity market contracts                                         73            412              --             485
         Interest rate contracts                                         46             70              --             116
         Foreign currency contracts                                      --             12              --              12
                                                              --------------  -------------   -------------  --------------
           Total derivative assets                                      119            494              --             613
                                                              --------------  -------------   -------------  --------------
       Separate account assets                                        5,618             --              --           5,618
                                                              --------------  -------------   -------------  --------------
         Total financial assets at fair value                 $       5,923   $     33,732    $        998   $      40,653
                                                              ==============  =============   =============  ==============
     Financial Liabilities:
       Policyholder liabilities                               $          --   $         --    $        324   $         324
       Closed block policy liabilities                                   --             --           1,448           1,448
       Derivative instruments payable                                    --             24              --              24
       Embedded derivative -- IUL products                               --             --             573             573
       Embedded derivative -- annuity products                           --             --             279             279
                                                              --------------  -------------   -------------  --------------
          Total financial liabilities at fair value           $          --   $         24    $      2,624   $       2,648
                                                              ==============  =============   =============  ==============

--------
     (1) Other investments excluded from the fair value hierarchy include certain real estate and private equity funds for which fair value is measured at net asset value per share as a practical expedient. At December 31, 2016 the fair value of these investments was $54 million.

INVESTMENTS

     LEVEL 1 -- INVESTMENTS

Level 1 investments include U.S. Treasury, government and agency securities, foreign government securities, short-term money market securities and mutual funds held in separate accounts. Level 1 investments are valued using quoted market prices for identical unrestricted instruments in active markets.

     LEVEL 2 -- INVESTMENTS

Level 2 investments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 investments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to Level 2 investments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     LEVEL 3 -- INVESTMENTS

Level 3 investments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of investment.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE INSTRUMENTS

     LEVEL 1 -- DERIVATIVE INSTRUMENTS

Level 1 derivative instruments include exchange-traded futures and options as they are actively traded and are valued at their quoted market price.

     LEVEL 2 -- DERIVATIVE INSTRUMENTS

Level 2 derivative instruments include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative instruments are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

     INTEREST RATE DERIVATIVES

Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Interbank Offered Rate, or "LIBOR," basis curves and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     FOREIGN CURRENCY DERIVATIVES

Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally observable.

     EQUITY MARKET DERIVATIVES

Exchange-traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

     CREDIT DERIVATIVES

Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

     LEVEL 3 -- DERIVATIVE INSTRUMENTS

Level 3 derivative instruments include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also include embedded derivatives which are principally valued using an income approach as indicated in the table below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FAIR VALUE OF ASSETS AND LIABILITIES

SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities, and includes only those items for which information is reasonably available, such as data from internal determinations of fair value. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective investments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities as of December 31, 2017 and 2016:

                                                     AS OF DECEMBER 31, 2017
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   LEVEL 3                                                 RANGE OF SIGNIFICANT            IMPACT OF AN
FINANCIAL                 ASSETS        VALUATION TECHNIQUES AND SIGNIFICANT       UNOBSERVABLE INPUTS        INCREASE IN THE INPUT
ASSETS               ($ IN MILLIONS)           UNOBSERVABLE INPUTS             (WEIGHTED AVERAGE, OR "WA")        ON FAIR VALUE
-------------------  -----------------  -----------------------------------  -------------------------------  ---------------------
Corporate            $            180   Matrix pricing -- liquidity premium  0.25%                            Decrease
                                        Market comparables -- liquidity      0.05% to 0.30% (WA 0.14%)        Decrease
                                        premium
Structured           $            697   Consensus pricing -- liquidity       0.30%                            Decrease
securities                              premium
                                        Discounted cash flows -- spreads     0.1% to 0.58% (WA 0.33%)         Decrease
                                        Market comparables -- liquidity      2.00% to 2.50% (WA 2.05%)        Decrease
                                        premium
Equity securities    $             33   Net asset value -- liquidity         0.31 to 0.50 (WA 0.40) (1)       Decrease
                                        premium
Funds withheld       $            117   Discounted cash flows
receivable at
interest
                                          Duration/weighted average life     0.21 to 32 (WA 10.4)             Decrease
                                          Contractholder persistency         4.8% to 7.4% (WA 5.8%)           Decrease

--------
(1) Equity liquidity premium represented in dollar price.

                                                AS OF DECEMBER 31, 2016 AS REVISED
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   LEVEL 3                                                 RANGE OF SIGNIFICANT            IMPACT OF AN
FINANCIAL                 ASSETS        VALUATION TECHNIQUES AND SIGNIFICANT       UNOBSERVABLE INPUTS        INCREASE IN THE INPUT
ASSETS               ($ IN MILLIONS)           UNOBSERVABLE INPUTS             (WEIGHTED AVERAGE, OR "WA")        ON FAIR VALUE
-------------------  -----------------  -----------------------------------  -------------------------------  ---------------------
Corporate            $            197   Discounted cash flows -- spreads     0.85%                            Decrease
                                        Matrix pricing -- liquidity premium  0.25%                            Decrease
                                        Market comparables -- liquidity      0.50%                            Decrease
                                        premium
Structured           $            276   Discounted cash flows -- spreads     0.15%                            Decrease
securities
Equity securities    $             11   Net asset value -- liquidity         0.17 (1)                         Decrease
                                        premium
Funds withheld       $             83   Discounted cash flows
receivable at
interest
                                          Duration/weighted average life     0.04 to 33 (WA 8.59)             Decrease
                                          Contractholder persistency         3.77% to 14.22% (WA 6.08%)       Decrease

--------
(1) Equity liquidity premium represented in dollar price.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


                                                     AS OF DECEMBER 31, 2017
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   LEVEL 3                                                 RANGE OF SIGNIFICANT            IMPACT OF AN
FINANCIAL              LIABILITIES      VALUATION TECHNIQUES AND SIGNIFICANT       UNOBSERVABLE INPUTS        INCREASE IN THE INPUT
LIABILITIES          ($ IN MILLIONS)           UNOBSERVABLE INPUTS             (WEIGHTED AVERAGE, OR "WA")        ON FAIR VALUE
-------------------  -----------------  -----------------------------------  -------------------------------  ---------------------
Policyholder         $            373   Present value of best estimate       Risk margin rate is 0.09%.       Decrease
liabilities                             liability cash flows. Unobservable
                                        inputs include a market
                                        participant view of the risk
                                        margin included in the discount
                                        rate which reflects the riskiness
                                        of the cash flows.
                                        Policyholder behavior is also a      Lapse rate is 1.0% to 15%.       Decrease
                                        significant unobservable input,
                                        including lapse, surrender and
                                        mortality.
                                                                             Surrender rate is 1.0% to 1.9%.  Increase
                                                                             Mortality rate is 0.3% to        Increase
                                                                             13.8%.
Closed block         $          1,436   Present value of expenses paid       The average expense assumption   Increase
policy liabilities                      from the open block plus the cost    is between $19 and $75 per
                                        of capital held in support of the    policy, increased by inflation.
                                        liabilities.
                                        Unobservable inputs are a market     The Company's own credit         Increase
                                        participant's view of the            spread is 0.22%.
                                        expenses, a risk margin on the
                                        uncertainty of the level of
                                        expenses and a cost of capital on
                                        the capital held in support of the
                                        liabilities.
                                                                             The expense risk margin is       Decrease
                                                                             9.42%.
                                                                             The cost of capital is between   Increase
                                                                             3.7% and 13.8%.
                                        Discounted cash flows: Mortality     3.0% to 9.0%                     Decrease
                                        rate
                                        Discounted cash flows: Surrender     2.5% to 3.5%                     Decrease
                                        rate
Embedded             $            755   Policy persistency is a              Lapse rate is 5%.                Decrease
derivative -- IUL                       significant unobservable input.
products
Embedded             $            535   Policyholder behavior is a           Utilization:                     Increase
derivative --                           significant unobservable input,      FIA WA 5.0%
annuity products                        including utilization and lapse.     VA 0.0% to 65%
                                                                             Lapse:                           Decrease
                                                                             FIA WA 7.28%
                                                                             VA 0.6% to 28%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                     AS OF DECEMBER 31, 2016
-----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   LEVEL 3                                                 RANGE OF SIGNIFICANT            IMPACT OF AN
FINANCIAL              LIABILITIES      VALUATION TECHNIQUES AND SIGNIFICANT       UNOBSERVABLE INPUTS        INCREASE IN THE INPUT
LIABILITIES          ($ IN MILLIONS)           UNOBSERVABLE INPUTS             (WEIGHTED AVERAGE, OR "WA")        ON FAIR VALUE
-------------------  -----------------  -----------------------------------  -------------------------------  ---------------------
Policyholder         $            324   Present value of best estimate       Risk margin rate is 0.09%.       Decrease
liabilities                             liability cash flows. Unobservable
                                        inputs include a market
                                        participant view of the risk
                                        margin included in the discount
                                        rate which reflects the riskiness
                                        of the cash flows.
                                        Policyholder behavior is also a      Lapse rate is 1.0% to 15%.       Decrease
                                        significant unobservable input,
                                        including lapse, surrender and
                                        mortality.
                                                                             Surrender rate is 1.1% to 1.9%.  Increase
                                                                             Mortality rate is 0.3% to        Increase
                                                                             12.2%.
Closed block         $          1,448   Present value of expenses paid       The average expense assumption   Increase
policy liabilities                      from the open block plus the cost    is between $19 and $73 per
                                        of capital held in support of the    policy, increased by inflation.
                                        liabilities.
                                        Unobservable inputs are a market     The Company's own credit         Increase
                                        participant's view of the            spread is 0.25%.
                                        expenses, a risk margin on the
                                        uncertainty of the level of
                                        expenses and a cost of capital on
                                        the capital held in support of the
                                        liabilities.
                                                                             The expense risk margin is       Decrease
                                                                             9.42%.
                                                                             The cost of capital is between
                                                                             3.7% and 13.1%.
                                        Discounted cash flows: Mortality     3.0% to 9.0%                     Decrease
                                        rate
                                        Discounted cash flows: Surrender     2.5% to 3.5%                     Decrease
                                        rate
Embedded             $            573   Policy persistency is a              Lapse rate is 5%.                Decrease
derivative -- IUL                       significant unobservable input.
products
Embedded             $            279   Policyholder behavior is a           Utilization:                     Increase
derivative --                           significant unobservable input,      FIA WA 3.32%
annuity products                        including utilization and lapse.     VA 0.0% to 65%
                                                                             Lapse:                           Decrease
                                                                             FIA WA 3.60%
                                                                             VA 1.0% to 28%

TRANSFERS BETWEEN LEVELS

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

Transfers into and/or out of any level are assumed to occur at the beginning of the period.

There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the years ended December 31, 2017 and 2016. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as of December 31, 2017 and 2016:

                                                     NET REALIZED
                                                          AND
                                                      UNREALIZED         NET
                                                     GAINS/ LOSSES    UNREALIZED
                                      BALANCE, AT     INCLUDED IN    GAINS/LOSSES       NET       NET TRANSFERS
                                      BEGINNING OF    THE INCOME     INCLUDED IN   SETTLEMENTS /  IN AND/OR OUT    BALANCE, AT
YEAR ENDED DECEMBER 31, 2017              YEAR         STATEMENT         OCI         PURCHASES      OF LEVEL 3     END OF YEAR
-----------------------------------  --------------  -------------  -------------- -------------- --------------  -------------
($ IN MILLIONS)
Financial Assets:
  Corporate                          $         319   $         (1)  $        (124) $         353  $          43   $        590
  Preferred stocks                               5             --              --              3             --              8
  Structured securities                        501             (4)             23            630            412          1,562
  Equity securities                             90             --              (4)             4             --             90
  Funds withheld receivable at
    interest                                    83             34              --             --             --            117
                                     --------------  -------------  -------------- -------------- --------------  -------------
  Total financial assets             $         998   $         29   $        (105) $         990  $         455   $      2,367
                                     ==============  =============  ============== ============== ==============  =============
Financial Liabilities:
  Policyholder liabilities           $         324   $         49   $          --  $          --  $          --   $        373
  Closed block policy liabilities            1,448            (12)             --             --             --          1,436
  Embedded derivative -- IUL
    products                                   573             61              --            121             --            755
  Embedded derivative -- annuity
    products                                   279             71              --            185             --            535
                                     --------------  -------------  -------------- -------------- --------------  -------------
    Total financial liabilities      $       2,624   $        169   $          --  $         306  $          --   $      3,099
                                     ==============  =============  ============== ============== ==============  =============

                                                                                                                      NET
                                                                                                                  SETTLEMENTS /
YEAR ENDED DECEMBER 31, 2017                        PURCHASES       ISSUANCES         SALES       SETTLEMENTS      PURCHASES
------------------------------------------------  --------------  --------------  --------------  -------------   -------------
($ IN MILLIONS)
Financial Assets:
  Corporate                                       $         505   $          --   $         (10)  $       (142)   $        353
  Preferred stocks                                            3              --              --             --               3
  Structured securities                                   1,065              --             (80)          (355)            630
  Equity securities                                           8              --              --             (4)              4
                                                  --------------  --------------  --------------  -------------   -------------
    Total financial assets                        $       1,581   $          --   $         (90)  $       (501)   $        990
                                                  ==============  ==============  ==============  =============   =============
Financial Liabilities:
  Embedded derivative -- IUL products             $          --   $          --   $          --   $        121    $        121
  Embedded derivative -- annuity products                    --             190              --             (5)            185
                                                  --------------  --------------  --------------  -------------   -------------
    Total financial liabilities                   $          --   $         190   $          --   $        116    $        306
                                                  ==============  ==============  ==============  =============   =============

                                                                                               NET TRANSFERS
                                                                                               IN AND/OR OUT
                                                            TRANSFERS        TRANSFERS OUT          OF
                 YEAR ENDED DECEMBER 31, 2017              INTO LEVEL 3       OF LEVEL 3          LEVEL 3
                 --------------------------------------  -----------------  ----------------  ----------------
                 ($ IN MILLIONS)
                 Financial Assets:
                   Corporate                             $             47   $            (4)  $            43
                   Structured securities                              552              (140)              412
                                                         -----------------  ----------------  ----------------
                     Total financial assets              $            599   $          (144)  $           455
                                                         =================  ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


                                                     NET REALIZED
                                                          AND
                                                      UNREALIZED         NET
                                                     GAINS/LOSSES     UNREALIZED
                                      BALANCE, AT     INCLUDED IN    GAINS/LOSSES       NET       NET TRANSFERS
YEAR ENDED DECEMBER 31, 2016          BEGINNING OF    THE INCOME     INCLUDED IN   SETTLEMENTS /  IN AND/OR OUT    BALANCE, AT
AS REVISED                                YEAR         STATEMENT         OCI         PURCHASES      OF LEVEL 3     END OF YEAR
-----------------------------------  --------------  -------------  -------------- -------------- --------------  -------------
($ IN MILLIONS)
Financial Assets:
  Corporate                          $         329   $         --   $         (28) $          81  $         (63)  $        319
  Preferred stocks                              --             --              --              5             --              5
  Structured securities                      1,143             (2)            (59)             1           (582)           501
  Equity securities                             55             --              --             35             --             90
  Funds withheld receivable at
    interest                                    31             --              52             --             --             83
                                     --------------  -------------  -------------- -------------- --------------  -------------
    Total financial assets           $       1,558   $         (2)  $         (35) $         122  $        (645)  $        998
                                     ==============  =============  ============== ============== ==============  =============
Financial Liabilities:
  Policyholder liabilities           $         316   $          8   $          --  $          --  $          --   $        324
  Closed block policy liabilities               75             10              --             --          1,363          1,448
  Embedded derivative -- IUL
    products                                   587            335              --           (349)            --            573
  Embedded derivative -- annuity
    products                                   255            (40)             --             64             --            279
                                     --------------  -------------  -------------- -------------- --------------  -------------
    Total financial liabilities      $       1,233   $        313   $          --  $        (285) $       1,363   $      2,624
                                     ==============  =============  ============== ============== ==============  =============

                                                                                                                      NET
                                                                                                                  SETTLEMENTS /
YEAR ENDED DECEMBER 31, 2016                        PURCHASES       ISSUANCES         SALES       SETTLEMENTS      PURCHASES
------------------------------------------------  --------------  --------------  --------------  -------------   -------------
($ IN MILLIONS)
Financial Assets:
  Corporate                                       $         208   $          --   $         (68)  $        (59)   $         81
  Preferred stocks                                            5              --              --             --               5
  Structured securities                                     263              --            (120)          (142)              1
  Equity securities                                          35              --              --             --              35
                                                  --------------  --------------  --------------  -------------   -------------
    Total financial assets                        $         511   $          --   $        (188)  $       (201)   $        122
                                                  ==============  ==============  ==============  =============   =============
Financial Liabilities:
  Embedded derivative -- IUL products             $          --   $          --   $          --   $       (349)   $       (349)
  Embedded derivative -- annuity products                    --              81              --            (17)             64
                                                  --------------  --------------  --------------  -------------   -------------
    Total financial liabilities                   $          --   $          81   $          --   $       (366)   $       (285)
                                                  ==============  ==============  ==============  =============   =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                               NET TRANSFERS
                                                                                               IN AND/OR OUT
                                                             TRANSFERS       TRANSFERS OUT           OF
                 YEAR ENDED DECEMBER 31, 2016              INTO LEVEL 3        OF LEVEL 3         LEVEL 3
                 --------------------------------------  -----------------  ----------------  ----------------
                 ($ IN MILLIONS)
                 Financial Assets:
                   Corporate                             $             --   $           (63)  $           (63)
                   Structured securities                               --              (582)             (582)
                                                         -----------------  ----------------  ----------------
                     Total financial assets              $             --   $          (645)  $          (645)
                                                         =================  ================  ================
                 Financial Liabilities:
                   Closed block policy liabilities       $          1,363   $            --   $         1,363
                                                         -----------------  ----------------  ----------------
                     Total financial liabilities         $          1,363   $            --   $         1,363
                                                         =================  ================  ================

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following tables present carrying amounts and fair values of the Company's financial instruments which are not carried at fair value as of December 31, 2017 and 2016. All remaining balance sheet amounts (including accrued investment income) excluded from the tables below are not considered financial instruments:


                                                                            FAIR VALUE HIERARCHY
                                                   CARRYING     ----------------------------------------------
  AS OF DECEMBER 31, 2017                           VALUE          LEVEL 1         LEVEL 2         LEVEL 3       FAIR VALUE
  --------------------------------------------  --------------  --------------  --------------  --------------  --------------
  ($ IN MILLIONS)
  Financial Assets:
    Mortgage and other loan receivables         $       5,543   $          --   $       4,411   $       1,226   $       5,637
    Policy loans                                          654              --              --             749             749
    FHLB common stock                                      98              --              --              98              98
    Other investments                                      22              --              --              22              22
    Funds withheld receivable at interest               1,467              --           1,467              --           1,467
    Life settlement contracts and single
      premium immediate annuity assets                    291              --              --             321             321
    Cash and cash equivalents                           1,185           1,185              --              --           1,185
                                                --------------  --------------  --------------  --------------  --------------
      Total financial assets                    $       9,260   $       1,185   $       5,878   $       2,416   $       9,479
                                                ==============  ==============  ==============  ==============  ==============
  Financial Liabilities:
    Other contractholder deposit funds          $       3,425   $          --   $       3,529   $          --   $       3,529
    Supplementary contracts without life
      contingencies                                        28              --              --              28              28
    Funding agreements issued to FHLB member
      banks                                             1,899              --           1,894              --           1,894
    Funds withheld payable at interest                 15,330              --          15,330              --          15,330
    Debt                                                  620              --              --             619             619
                                                --------------  --------------  --------------  --------------  --------------
      Total financial liabilities               $      21,302   $          --   $      20,753   $         647   $      21,400
                                                ==============  ==============  ==============  ==============  ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                            FAIR VALUE HIERARCHY
                                                   CARRYING     ----------------------------------------------
  AS OF DECEMBER 31, 2016 AS REVISED                VALUE          LEVEL 1         LEVEL 2         LEVEL 3       FAIR VALUE
  --------------------------------------------  --------------  --------------  --------------  --------------  --------------
  ($ IN MILLIONS)
  Financial Assets:
    Mortgage and other loan receivables         $       3,516   $          --   $       3,468   $          93   $       3,561
    Policy loans                                          648              --              --             755             755
    FHLB common stock                                      60              --              --              60              60
    Other investments                                      25              --              --              25              25
    Funds withheld receivable at interest               1,492              --           1,492              --           1,492
    Life settlement contracts and single
      premium immediate annuity assets                    303              --              --             342             342
    Cash and cash equivalents                           1,042           1,042              --              --           1,042
                                                --------------  --------------  --------------  --------------  --------------
      Total financial assets                    $       7,086   $       1,042   $       4,960   $       1,275   $       7,277
                                                ==============  ==============  ==============  ==============  ==============
  Financial Liabilities:
    Other contractholder deposit funds          $       3,717   $          --   $       3,693   $          --   $       3,693
    Supplementary contracts without life
      contingencies                                        29              --              --              29              29
    Funding agreements issued to FHLB member
      banks                                             1,170              --           1,172              --           1,172
    Funds withheld payable at interest                  5,038              --           5,038              --           5,038
    Debt                                                  620              --              --             612             612
    Securities sold under agreements to
      repurchase                                          113             113              --              --             113
                                                --------------  --------------  --------------  --------------  --------------
      Total financial liabilities               $      10,687   $         113   $       9,903   $         641   $      10,657
                                                ==============  ==============  ==============  ==============  ==============

The following methods and assumptions are used to estimate the fair value of each class of investments that are not held at fair value:

     MORTGAGE AND OTHER LOAN RECEIVABLES

The fair value of mortgage and other loan receivables are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using corresponding current relevant risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     FEDERAL HOME LOAN BANK INVESTMENT AND LIABILITIES

The fair value of FHLB common stock is valued at cost. The Company has both floating rate and fixed rate funding agreements issued to FHLB member banks. The carrying value for the floating rate funding agreements approximates fair value. The fair value of the fixed rate funding agreements is estimated based on the present value of future cash flows discounted at the treasury rate (as of the valuation date) plus a fixed spread.

     OTHER INVESTMENTS

Other investments consist of limited partnerships and investment backing certain non-qualified deferred compensation arrangements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     FUNDS WITHHELD RECEIVABLE AT INTEREST

The carrying value of funds withheld receivable at interest approximates fair value except where the FwH are specifically identified in the agreement. When funds withheld receivable at interest is specifically identified in the agreement, the fair value is based on the fair value of the underlying assets which are held by the ceding company. Ceding companies use a variety of sources and pricing methodologies, which are not transparent to the Company and may include significant unobservable inputs, to value the securities that are held in distinct portfolios, therefore the valuation of these funds withheld receivable at interest are considered Level 3 in the fair value hierarchy.

     LIFE SETTLEMENT CONTRACTS AND SINGLE PREMIUM IMMEDIATE ANNUITY ASSETS

The fair values of life settlement contracts and single premium immediate annuity assets are obtained by discounting the expected cash flows related to the life settlement contracts and single premium immediate annuity assets by the swap rate plus a spread. The spread is calculated at a fixed rate by matching the initial cash flow projections at purchase date with the life settlement contracts and single premium immediate annuity purchase price. Expected cash flows include annuity payments received from single premium immediate annuities, premiums paid into life settlement contracts and death benefit payments received on life settlement contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances. The fair value of other individual contractholder funds represents the present value of future policyholder benefits.

     FUNDS WITHHELD PAYABLE AT INTEREST

Funds withheld payable at interest represents amounts held by the Company in accordance with the terms of reinsurance agreements. The carrying value of funds withheld payable at interest approximates fair value.

     DEBT

The fair value of debt was determined by using third-party vendor pricing models.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company participated in third-party repurchase agreements. Fair value is estimated based on expected future cash flows and interest rates.

7. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED, UNEARNED REVENUE RESERVES AND UNEARNED FRONT-END LOADS

The following reflects the changes to the DAC asset:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                              ---------------------------------------------
                                                                                                 2016            2015
                                                                                  2017        AS REVISED      AS REVISED
                                                                              -------------  --------------  --------------
     ($ IN MILLIONS)
     Balance, at beginning of year                                            $      1,239   $       1,026   $         514
       Acquisition/reinsurance                                                          --              --              25
       Deferrals                                                                       352             387             452
       Amortized to expense during the year (1)                                       (162)           (123)            (72)
       Adjustment for unrealized investment (gains) losses during the year            (276)            (51)            107
                                                                              -------------  --------------  --------------
     Balance, at end of year                                                  $      1,153   $       1,239   $       1,026
                                                                              =============  ==============  ==============

--------
     (1) These amounts are shown within amortization of policy acquisition costs in the Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following reflects the changes to the VOBA asset:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                              ---------------------------------------------
                                                                                                 2016            2015
                                                                                  2017        AS REVISED      AS REVISED
                                                                              -------------  --------------  --------------
     ($ IN MILLIONS)
     Balance, at beginning of year                                            $        780   $         916   $         781
       Amortized to expense during the year (1)                                        (82)            (62)            (59)
       Adjustment for unrealized investment (gains) losses during the year            (143)            (74)            194
                                                                              -------------  --------------  --------------
     Balance, at end of year                                                  $        555   $         780   $         916
                                                                              =============  ==============  ==============

--------
     (1) These amounts are shown within amortization of policy acquisition costs in the Consolidated Statements of Income.

Estimated future amortization of VOBA as of December 31, 2017 is as follows:

                                  YEARS                         AMOUNTS
                                  ------------------------  ----------------
                                                            ($ IN MILLIONS)
                                  2018                      $            65
                                  2019                                   61
                                  2020                                   51
                                  2021                                   41
                                  2022                                   36
                                  2023 and thereafter                   301
                                                            ----------------
                                    Total                   $           555
                                                            ================

The following reflects the changes to the URR and UFEL:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                              ---------------------------------------------
                                                                                                 2016            2015
                                                                                  2017        AS REVISED      AS REVISED
                                                                              -------------  --------------  --------------
     ($ IN MILLIONS)
     Balance, at beginning of year                                            $        205   $         184   $           7
       Deferrals                                                                       101             126             122
       Amortized to income during the year (1)                                         (58)            (36)            (55)
       Adjustment for unrealized investment (gains) losses during the year            (157)            (69)            110
                                                                              -------------  --------------  --------------
     Balance, at end of year                                                  $         91   $         205   $         184
                                                                              =============  ==============  ==============

--------
     (1) These amounts are shown within policy fees in the Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. POLICYHOLDER LIABILITIES

FUTURE POLICYHOLDER BENEFITS, CONTRACTHOLDER DEPOSIT FUNDS AND OTHER POLICYHOLDER LIABILITIES

Future policyholder benefits and contractholder deposit funds and other policyholder liabilities by product were as follows as of December 31, 2017 and 2016:

                                                              2017                                 2016
                                               -----------------------------------  -----------------------------------
                                                                  CONTRACTHOLDER                       CONTRACTHOLDER
                                                                   DEPOSIT FUNDS                       DEPOSIT FUNDS
                                                   FUTURE            AND OTHER          FUTURE           AND OTHER
                                                POLICYHOLDER       POLICYHOLDER      POLICYHOLDER       POLICYHOLDER
                                                  BENEFITS          LIABILITIES        BENEFITS         LIABILITIES
                                               ----------------   ----------------  ----------------  -----------------
         ($ IN MILLIONS)
         Fixed-rate annuity                    $            --    $        17,809   $            --   $         15,558
         Fixed-indexed annuity                              --              8,239                --              5,996
         Variable annuity                                   --              2,684                --              2,840
         Indexed universal life                             --              7,540                --              6,856
         Fixed and variable universal life                  --              3,574                --              3,725
         Other life (term and whole life)                  746                341               764                358
         Preneed                                            23              3,103                22              3,148
         Closed blocks                                   1,315                104             1,315                106
         Other (including funding agreements)               42              1,909                50              1,182
                                               ----------------   ----------------  ----------------  -----------------
           Total                               $         2,126    $        45,303   $         2,151   $         39,769
                                               ================   ================  ================  =================

GUARANTEED BENEFITS

GUARANTEED MINIMUM DEATH BENEFITS

Certain VA and FIA contracts contain GMDB features that provide a guarantee that the benefit received at death will be no less than a prescribed minimum amount, even if the account balance is reduced to zero. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or sometimes a combination of these values. If the GMDB is higher than the current account value at the time of death, the Company pays a benefit equal to the difference.

The following table shows the balance of the GMDB reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The GMDB exposure includes reinsurance assumed.

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------
                                                                                 2016              2015
                                                               2017           AS REVISED        AS REVISED
                                                         -----------------  ----------------  ----------------
                 ($ IN MILLIONS)
                 Balance, at beginning of year           $            254   $           235   $           208
                   Expense incurred                                    (6)               62                69
                   Claims paid                                        (25)              (35)              (38)
                   Reinsurance premium paid                           (28)              (33)              (31)
                   Claims ceded to reinsurers                          20                25                27
                                                         -----------------  ----------------  ----------------
                 Balance, at end of year                 $            215   $           254   $           235
                                                         =================  ================  ================

The reserve is calculated by estimating the present value of total expected excess benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract, or the "benefit ratio," multiplied by the cumulative assessments as of the reporting date, less cumulative benefit payments, plus interest.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2017 and 2016:

     - The projection model uses multiple stochastic scenarios with mean total returns ranging from 2% per annum for money market funds to 4% per annum for bond funds to 8% per annum for equities;
     - For the projection of equity index returns for the legacy and assumed VA blocks, a one factor local volatility log-normal model was used. For the recent direct sales of VA products projected fund returns are determined by a third-party proprietary model;
     - For the legacy and assumed VA blocks, equity implied volatilities by duration are graded from OTC quotes on the front to historical volatilities on the back. For the years ended December 31, 2017 and 2016, at-the-money equity volatilities ranged from 14.5% to 27.0% and from 16.5% to 27.0%, respectively, depending on index and term;
     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender, with 21 years of mortality improvements; and,
     - The partial withdrawal rate assumption varies by tax-qualified status and attained age. For the years ended December 31, 2017 and 2016 total projected partial withdrawals were from 3.0% to 7.0% and 3.0% to 8.5%, respectively.

The following table presents the account value, net amount at risk and average attained age of underlying VA contractholders for guarantees in the event of death as of December 31, 2017 and 2016. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all VA contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

                                                                                            AS OF DECEMBER 31,
                                                                                    -----------------------------------
                                                                                         2017               2016
                                                                                    ----------------   ----------------
         ($ IN MILLIONS, EXCEPT FOR CONTRACTHOLDERS INFORMATION)
         Net deposits paid
           Account value                                                            $         4,996    $         4,715
           Net amount at risk                                                       $            49    $           134
           Average attained age of contractholders                                               66                 65
         Ratchet (highest historical account value at specified anniversary dates)
           Account value                                                            $           552    $           536
           Net amount at risk                                                       $            24    $            32
           Average attained age of contractholders                                               70                 70
         Roll-up (net deposits accumulated at a specified rate)
           Account value                                                            $            18    $            20
           Net amount at risk                                                       $             6    $             9
           Average attained age of contractholders                                               82                 83
         Higher of ratchet or roll-up
           Account value                                                            $         1,996    $         1,951
           Net amount at risk                                                       $           533    $           712
           Average attained age of contractholders                                               76                 76
         Total of guaranteed benefits categorized above
           Account value                                                            $         7,562    $         7,222
           Net amount at risk                                                       $           612    $           887
           Average attained age of contractholders (weighted by account value)                   69                 69
         Number of contractholders                                                          103,645            110,573

VARIABLE ANNUITY GUARANTEED MINIMUM INCOME BENEFITS

The Company previously issued VA contracts with a GMIB feature. The GMIB liability was $3 million and $4 million as of December 31, 2017 and 2016. The GMIB expenses incurred were less than $1 million for the years ended December 31, 2017, 2016 and 2015. The GMIB benefits paid were less than $1 million for the years ended December 31, 2017, 2016 and 2015. The reserves for the GMIB liability are calculated by using a methodology that is the same as the reserve for the corresponding GMDB liability, as discussed above.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

Certain fixed-indexed and VA contracts are issued with a guaranteed minimum withdrawal feature. GMWB are an optional benefit where a contractholder is entitled to withdraw up to a specified amount of their benefit base each year.

The feature provides annuity policyholders with a minimum guaranteed stream of income for life, once the option is elected. The annual income amount is based on an annual withdrawal percentage multiplied by the contractual benefit base. The benefit base is defined in the contract and is generally the initial premium, reduced by any partial withdrawals, increased by a contractually defined percentage. Benefit payments are first deducted from the contractual account value. Excess guaranteed benefits are defined as the benefits paid once the underlying account value has reached zero.

The ultimate cost of these benefits will depend on the level of market returns and the level of contractual guarantees, as well as policyholder behavior, including surrenders, withdrawals, and benefit utilization. For FIA products, costs also include certain non-guaranteed terms that impact the ultimate cost, such as caps on crediting rates that can, at the Company's discretion, reset annually.

Reserves for the VA GMWB are bifurcated into an embedded derivative (recorded at fair value) and an additional insurance liability. The additional insurance liability for the VA GMWB and the reserves for the FIA GMWB are calculated in a manner similar to the reserves for the GMDB and GMIB discussed above.

The following table shows the balance of the GMWB reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets:

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------
                                                                                 2016              2015
                                                               2017           AS REVISED        AS REVISED
                                                         -----------------  ----------------  ----------------
                 ($ IN MILLIONS)
                 Balance, at beginning of year           $            238   $           131   $            93
                   Expense incurred                                    49               107                38
                                                         -----------------  ----------------  ----------------
                 Balance, at end of year                 $            287   $           238   $           131
                                                         =================  ================  ================

The following table presents the account value, net amount at risk and number of contractholders for annuity contracts with guaranteed withdrawal benefits as of December 31, 2017 and 2016:

                                                                                   AS OF DECEMBER 31,
                                                                            ----------------------------------
                                                                                 2017              2016
                                                                            ----------------  ----------------
                 ($ IN MILLIONS, EXCEPT FOR CONTRACTHOLDERS INFORMATION)
                   Account value                                            $         8,945   $         8,013
                   Net amount at risk                                       $         1,878   $         1,712
                 Number of contractholders                                           91,322            76,274

CONTRACTHOLDER DEPOSIT FUNDS WITH EMBEDDED DERIVATIVES

The following table shows the balances of the host contract and embedded derivatives reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets:

                                                                           AS OF DECEMBER 31,
                                                                   -----------------------------------
                                                                                           2016
                                                                        2017            AS REVISED
                                                                   ----------------   ----------------
                          ($ IN MILLIONS)
                          Host contract                            $        11,458    $         9,527
                          Embedded derivatives                     $         1,290    $           851

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following paragraphs describe the products presented within the above table along with the underlying methodology used to calculate the embedded derivatives.

The Company's FIA, IUL and VA products contain equity-indexed features which are considered embedded derivatives and required to be measured at fair value. The fair value of the embedded derivative is calculated as the present value of future projected benefits in excess of the projected guaranteed benefits, using an option budget as the indexed account value growth rate. In addition, the fair value of the embedded derivative is reduced to reflect the risk of non-performance on the Company's obligation, referred to as the Company's own credit risk. Changes in interest rates, future index credits, the Company's own credit risk, projected withdrawal and surrender activity, and mortality can have a significant impact on the value of the embedded derivative.

FIXED-INDEXED ANNUITIES

FIA contracts allow the policyholder to elect a fixed interest rate return or a market indexed strategy where interest credited is based on the performance of an index, such as S&P 500 or other indices. The equity market strategy is an embedded derivative, similar to a call option. The fair value of the embedded derivative is computed as the present value of benefits attributable to the excess of the projected policy contract values over the projected minimum guaranteed contract values. The projections of policy contract values are based on assumptions for future policy growth, which include assumptions for expected index credits, future equity option costs, volatility, interest rates, and policyholder behavior. The projections of minimum guaranteed contract values include the same assumptions for policyholder behavior as are used to project policy contract values. The embedded derivative cash flows are discounted using a risk free interest rate increased by a non-performance risk spread tied to the Company's own credit rating.

INDEXED UNIVERSAL LIFE

IUL contracts allow a policyholder's account value growth to be indexed to certain equity indices, which result in an embedded derivative similar to a call option. The embedded derivative related to the index is bifurcated from the host contract and measured at fair value. The valuation of the embedded derivative is the present value of future projected benefits in excess of the projected guaranteed benefits, using the option budget as the indexed account value growth rate and the guaranteed interest rate as the guaranteed account value growth rate. Present values are based on discount rate curves determined at the valuation date/issue date as well as assumed lapse and mortality rates. The discount rate equals the forecast treasury rate plus a non-performance risk spread tied to the Company's own credit rating. Changes in discount rates and other assumptions such as spreads and/or option budgets can have a substantial impact on the embedded derivative.

VARIABLE ANNUITIES WITH GUARANTEED MINIMUM WITHDRAWAL BENEFITS

The Company has issued VA contracts with a GMWB feature. The GMWB feature provides annuity contractholders with a guaranteed stream of payments for life, once income is activated. The annual income amount is based on a percentage multiplied by the contractual benefit base. The benefit base is defined in the contract and may incorporate various combinations of ratchet and roll-up features. Benefit payments are first deducted from the account value. Excess guaranteed benefits are defined as all GMWB paid once the underlying account value has reached zero. Reserves for the GMWB are bifurcated into an embedded derivative (recorded at fair value) and an additional insurance liability.

The fair value calculation for the embedded derivative includes the following considerations:

     - The reserve is based on projections run under a large number of stochastic scenarios;
     -    All underlying scenarios are generated using risk neutral assumptions;
     -    The mean of the projected returns is based on a risk free rate;
     -    Volatilities are based on market implied volatilities; and,
     - The discount rate for this fair value calculation equals the risk free rate plus a spread consistent with the Company's risk of non-performance on its obligations, which is referred to as its own credit risk.

UNIVERSAL LIFE WITH NO-LAPSE GUARANTEE

The Company has certain in-force UL contracts which provide a secondary guarantee, or NLG, to the policyholder. The policy can remain in-force, even if the policyholder's account value is zero, as long as contractual secondary guarantee requirements have been met. The primary risk associated with these guarantees are that the premium collected under these policies, together with the investment return earned on that premium, is ultimately insufficient to pay the policyholder's benefits and the expenses associated with issuing and administering these policies. The Company holds an additional reserve in connection with these guarantees. The change in the reserve is included in policy benefits and claims in the Consolidated Statements of Income.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The additional reserve related to UL products with secondary guarantees is calculated using methods similar to those described above under "Guaranteed Minimum Death Benefits." The costs related to these secondary guarantees are recognized over the life of the contracts through the accrual and subsequent release of a reserve which is revalued each period. The reserve is determined for any point in time equal to the accumulated value of the assessments since inception times the benefit ratio less the accumulated value of the excess death benefits paid since inception due to the NLG feature, plus interest. The "benefit ratio" is the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract. The carrying amount of the reserves is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. The reserves for UL NLGs were $1,404 million and $1,211 million as of December 31, 2017 and 2016, respectively.

PRENEED RESERVES

Preneed life insurance pays a death benefit that helps cover funeral costs according to a prearranged funeral agreement. A liability for preneed policyholder benefits is established in an amount determined by the account or contract balance that accrues to the benefit of the policyholder. Reserves on preneed business are based on cash surrender values of issued policies. An additional insurance liability is established at each reporting date where the total liability is equal to the present value of projected future benefits and maintenance expenses, including discretionary death benefits to be credited to policies using current period discretionary death benefit crediting rates under current assumptions. The Company has also issued preneed insurance contracts with crediting rates tied to inflation as measured by the CPI or other indices. For these contracts, future death benefit growth is based on the expected yield curve on the swaps hedging the reserves.

These crediting rates utilize the following assumptions:

     - CREDITED INTEREST RATE: Based on the non-forfeiture rates of 3.0% to 5.5%.
     -    MORTALITY: Based on the Company's experience.
     - DEATH BENEFIT INFLATION: Based on the discretionary death benefit inflation rates in effect at the current reporting date. To mitigate the risk that a policy will not keep pace with increases in funeral prices or remain competitive, the Company has the discretion to increase or decrease the death benefit. Such increases or decreases are considered on a quarterly basis and vary by plan.
     - MAINTENANCE EXPENSES: Based on the Company's experience and expressed as a cost per paid-up policy and a cost per premium-paying policy.

The earned interest rate used to calculate estimated gross profits is based on the asset yield.

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued VA and VUL contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued VA and VUL contracts through separate accounts where the Company guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market-value adjusted product attributable to a third party was assumed on a modco basis. Therefore, the assets related to these liabilities are recorded as a modco receivable, which is included within funds withheld receivable at interest in the Consolidated Balance Sheets. See Note 10 --"Reinsurance" for additional information about reinsurance.

The Company had the following VA with guaranteed minimum returns:

                                                                             AS OF DECEMBER 31,
                                                                        ------------------------------
                                                                            2017            2016
                                                                        --------------  --------------
                          ($ IN MILLIONS)
                          Account value                                 $           9   $          10
                          Range of guaranteed minimum return rates        2.8% - 3.5%     2.8% - 3.5%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Account balances of these contracts with guaranteed minimum returns were invested as follows:

                                                                           AS OF DECEMBER 31,
                                                                   -----------------------------------
                                                                        2017               2016
                                                                   ----------------   ----------------
                          ($ IN MILLIONS)
                          Asset Type:
                            Fixed maturity securities              $            13    $            23
                            Cash and cash equivalents                            2                  1
                                                                   ----------------   ----------------
                              Total                                $            15    $            24
                                                                   ================   ================

9. CLOSED BLOCKS

Summarized financial information of the Company's closed blocks is as follows:

                                                                                                AS OF DECEMBER 31,
                                                                                        -----------------------------------
                                                                                                                2016
     BALANCE SHEETS                                                                           2017           AS REVISED
     ---------------------------------------------------------------------------------  -----------------  ----------------
     ($ IN MILLIONS)
     Assets
       Total investments                                                                $              1   $             1
       Cash and cash equivalents                                                                       9                 9
       Reinsurance recoverable                                                                     1,383             1,398
       Deferred income taxes                                                                          32                44
       Other assets                                                                                    2                13
                                                                                        -----------------  ----------------
         Total assets                                                                              1,427             1,465
                                                                                        -----------------  ----------------
     Liabilities
       Future policy benefits                                                                      1,315             1,315
       Outstanding claims                                                                             16                26
       Contractholder deposit funds and other liabilities                                              1                 1
       Policyholder dividend obligation at fair value (1)                                             87                88
       Policyholder dividends payable at fair value (1)                                               16                17
                                                                                        -----------------  ----------------
         Total policyholder liabilities                                                            1,435             1,447
       Accrued expenses and other liabilities                                                         14                 6
                                                                                        -----------------  ----------------
         Total liabilities                                                                         1,449             1,453
                                                                                        -----------------  ----------------
     Excess of closed block liabilities over assets designated to the closed blocks and maximum future earnings to be recognized from closed block assets and
       liabilities                                                                      $             22   $           (12)
                                                                                        =================  ================

--------
     (1) Included within contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                      -----------------------------------------------------
                                                                                               2016              2015
     STATEMENTS OF INCOME                                                   2017            AS REVISED        AS REVISED
     ---------------------------------------------------------------  ----------------  -----------------  ----------------
     ($ IN MILLIONS)
     Revenues
       Premiums and other income                                      $            --   $             --   $        (1,320)
       Net investment expense                                                      --                 --               (26)
       Net investment gains                                                        --                 --                26
                                                                      ----------------  -----------------  ----------------
         Total revenues                                                            --                 --            (1,320)
                                                                      ----------------  -----------------  ----------------
     Benefits and Expenses
       Policyholder benefits                                                       --                 (6)           (1,403)
       Other expenses                                                              --                 --                 3
                                                                      ----------------  -----------------  ----------------
         Total benefits and expenses                                               --                 (6)           (1,400)
                                                                      ----------------  -----------------  ----------------

     Net contribution from the closed blocks                                       --                  6                80

     Income tax expense (benefit)                                                  12                (14)                1
                                                                      ----------------  -----------------  ----------------
     Net income                                                       $           (12)  $             20   $            79
                                                                      ================  =================  ================

Many expenses related to the closed block operations are charged to operations outside the closed blocks; accordingly, the contribution from the closed blocks does not represent the actual profitability of the closed block operations.

The closed blocks of business represents policies acquired through acquisition, which were valued at fair value at the acquisition date.

10. REINSURANCE

The Company holds collateral for and provide collateral to our reinsurance clients. As of both December 31, 2017 and 2016, reinsurers held collateral of $1.2 billion on behalf of the Company. A significant portion of the collateral that the Company provides to its reinsurance clients is provided in the form of assets held in a trust for the benefit of the counterparty. As of December 31, 2017, these trusts were required to hold, and held in excess of, $6.9 billion of assets to support reserves of $5.8 billion. As of December 31, 2016, these trusts were required to hold, and held in excess of, $8.1 billion of assets to support reserves of $7.1 billion.

The Company seeks to diversify risk and limit its overall financial exposure through reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modco, FwH coinsurance and yearly renewable term basis. Under a coinsurance agreement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality, morbidity, lapses, investment risk or other risks, if any, inherent in the underlying policies and assets. The Company remains liable to the extent reinsurers do not meet obligations under the reinsurance agreements. Modco and FwH coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the related investment risk is transferred to the reinsurer.

Effective April 1, 2017, the Company entered into a reinsurance transaction whereby, on a 45% quota share basis, fixed annuity and preneed business written by FLIC was ceded to Global Atlantic Re Limited, or "Global Atlantic Re," a Bermuda exempted company and a direct subsidiary of CwA Re Midco, on a FwH basis. As a result of this transaction, the Company recorded a reinsurance recoverable of $9.0 billion and a FwH payable of $8.6 billion and continue to ceded business on an ongoing basis.

Effective October 1, 2016, the Company entered into a reinsurance agreement whereby the Company ceded $596 million of fixed-rate annuity reserves on a FwH basis.

Effective July 1, 2016, the Company entered into an excess of loss reinsurance agreement. The business covered under this agreement consists of interest sensitive life, IUL, UL, whole life and term life in-force policies as of June 30, 2016 with an effective date through June 30, 2021. The reinsurance covers claims from the effective date in excess of 125% of expected level of claims with a cap of 205%.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Effective December 31, 2015, the Company entered into an internal reinsurance transaction with its subsidiary, whereby all of the VA business written by FLIC was ceded to the Company, with certain contracts retro-ceded to Global Atlantic Re on a FwH coinsurance, coinsurance and modco basis. As a result of these transactions, the Company recorded a reinsurance recoverable of $169 million and a FwH payable of $114 million.

Effective December 1, 2015, the Company ceded substantially all the policies in the FAFLIC and the Indianapolis Life Insurance Company Closed Blocks through two coinsurance agreements with a third party. As a result of these agreements, the Company transferred $1 billion of trading fixed maturity securities and recorded reinsurance recoverable of $1.4 billion. The Company elected the fair value option for the treaties. See Note 9 --"Closed Blocks" for additional information on closed blocks.

Effective October 1, 2015, the Company assumed, on a 50% quota share basis, certain deferred annuity contracts, through a coinsurance agreement from a third party. Under this agreement, the Company recorded a deposit liability of $733 million.

In accordance with certain UL, IUL, whole and term life reinsurance agreements with a third party, the Company has initiated assumption reinsurance on eligible policies, beginning in August, 2015 and continuing into 2016. As a result of the assumption reinsurance, the affected policies are reported as direct business, rather than assumed business. Eligible policies will continue to be novated in the future. As these novations occur, the affected policies will be reported as direct business.

Effective July 31, 2015, the Company amended two treaties it held with a third party, which resulted in the restructuring of reinsurance on certain UL, IUL, and term life policies from FwH coinsurance to coinsurance. As a result of the amendments, $892 million of assets were transferred to the Company. Prior to the amendment, the Company valued the FwH coinsurance treaties under the fair value basis; subsequent to the amendment, the Company valued the treaties in accordance with traditional U.S. GAAP accounting for long-duration policies. The difference in the value of the liabilities under the FwH coinsurance treaties and the liabilities under the coinsurance treaty of $245 million was included in the cost of reinsurance as an intangible asset that will be amortized based on either death benefits in force or the run off of the base policy reserves, depending on product type. The intangible value amortization is included in policy benefits and claims in the Consolidated Statements of Income .

Effective April 1, 2015, the Company entered into a monthly renewable term agreement with a third party to cede risks associated with certain UL policies issued by Accordia and FAFLIC.

Effective April 1, 2015, the Company assumed, on a coinsurance and modco basis, certain UL and VUL policies from a third party. Under this agreement, the Company recorded a deposit liability of $631 million.

Effective January 1, 2015, the Company assumed, through a coinsurance agreement with a third party, certain FA and payout contracts. Under this agreement, the Company recorded a deposit liability of $723 million.

The Company maintains a number of other reinsurance treaties whereby the Company assumes life, FA, VA, UL, and VUL insurance policies on a coinsurance, modco, and FwH basis. The Company also maintains other reinsurance treaties including the cession of certain UL policies, certain individual disability income policies and discontinued accident and health insurance.

The effects of reinsurance on the Consolidated Balance Sheets were as follows:

                                                                                     AS OF DECEMBER 31,
                                                                             -----------------------------------
                                                                                                     2016
                                                                                   2017           AS REVISED
                                                                             -----------------  ----------------
                ($ IN MILLIONS)
                Policyholder liabilities:
                  Direct                                                     $         38,002   $        31,202
                  Assumed                                                               9,625            10,915
                                                                             -----------------  ----------------
                    Total policyholder liabilities                                     47,627            42,117
                  Ceded - affiliated (1)                                              (16,010)           (6,239)
                  Ceded - non-affiliated (1)                                           (1,187)           (1,931)
                                                                             -----------------  ----------------
                Net policyholder liabilities                                 $         30,430   $        33,947
                                                                             =================  ================

--------
                (1) Reported within reinsurance recoverable in the Consolidated
                    Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company held no allowance for uncollectible amounts at December 31, 2017 or 2016.

As of December 31, 2017 and 2016, the Company had $1.9 billion and $1.8 billion of funds withheld receivable at interest, respectively, with two counterparties. The assets supporting these receivables were held in trusts and not part of the respective counterparty's general accounts.

The effects of reinsurance on the Consolidated Statements of Income were as follows:

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                           -----------------------------------------------------
                                                                                   2016              2015
                                                                2017            AS REVISED        AS REVISED
                                                           ----------------  -----------------  ----------------
                ($ IN MILLIONS)
                Premiums:
                  Direct                                   $           120   $            145   $           104
                  Assumed                                               71                 84               134
                  Ceded - affiliated                                    (2)                --                --
                  Ceded - non-affiliated                              (140)              (145)           (1,508)
                                                           ----------------  -----------------  ----------------
                Net premiums                               $            49   $             84   $        (1,270)
                                                           ================  =================  ================

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                           -----------------------------------------------------
                                                                                    2016              2015
                                                                 2017            AS REVISED        AS REVISED
                                                           ----------------   ----------------  ----------------
                ($ IN MILLIONS)
                Policy fees:
                  Direct                                   $           815    $           734   $           524
                  Assumed                                              415                437               636
                  Ceded - affiliated                                  (332)              (256)             (154)
                                                           ----------------   ----------------  ----------------
                Net policy fees                            $           898    $           915   $         1,006
                                                           ================   ================  ================

                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                           -----------------------------------------------------
                                                                                    2016               2015
                                                                 2017            AS REVISED        AS REVISED
                                                           ----------------  -----------------  ----------------
                ($ IN MILLIONS)
                Policy benefits and claims:
                  Direct                                   $         1,814   $          2,081   $           657
                  Assumed                                              710                144               862
                  Ceded - affiliated                                  (732)              (355)             (313)
                  Ceded - non-affiliated                              (190)              (199)           (1,284)
                                                           ----------------  -----------------  ----------------
                Net policy benefits and claims             $         1,602   $          1,671   $           (78)
                                                           ================  =================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DEBT AND FINANCING ARRANGEMENTS

Debt was comprised of the following:

                                                                                      AS OF DECEMBER 31,
                                                                             -----------------------------------
                                                                                    2017              2016
                                                                             -----------------  ----------------
                ($ IN MILLIONS)
                Surplus note - affiliated                                    $            620   $           620
                                                                             -----------------  ----------------
                  Total debt                                                 $            620   $           620
                                                                             =================  ================

Principal payments due on debt are as follows:

                                  YEARS                                           AMOUNTS
                                  -----------------------------------------  ----------------
                                                                             ($ IN MILLIONS)
                                  2018                                       $            --
                                  2019                                                    --
                                  2020                                                    --
                                  2021                                                   620
                                  2022                                                    --
                                  2023 and thereafter                                     --
                                                                             ----------------
                                    Total                                    $           620
                                                                             ================

NOTES PAYABLE - AFFILIATED

On January 2, 2014, the Company issued the Existing Company's Surplus Note of $300 million aggregate principal balance amount to FinCo of which $255 million remains outstanding at December 31, 2016 following a contractual amortization of principal payment that occurred in January 2015.

On October 5, 2016, FLIC issued the FLIC Surplus Note to its indirect parent, FinCo, with a principal balance of $365 million and an interest rate of 6.5%, paid semi-annually, and a maturity date of October 5, 2021. All principal and interest payments may be made subject to the prior approval of the Commissioner of the Indiana Department of Insurance. The FLIC Surplus Note is subordinated in right of payment to the prior payment in full of all senior indebtedness, policy claims and prior claims of FLIC as defined in the FLIC Surplus Note.

On December 29, 2017, FinCo's surplus note holdings were restructured, or the "Surplus Note Restructuring." Under the terms of the Surplus Note Restructuring, FinCo contributed FLIC Surplus Note to the Company in exchange for a surplus note issued by the Company to FinCo on essentially the same terms as the FLIC Surplus Note, or the "Company Corollary Note." To facilitate regulatory approval of interest payments, the Company combined the Existing Company's Surplus Note with the Company Corollary Note, thereby creating a new surplus note, or the "New Note."

Further to the Surplus Note Restructuring, the Company issued the New Note in the amount of $620 million (the aggregate principal amount of the FLIC Surplus Note and the Existing Company's Surplus Note), paying interest semi-annually on March 31 and September 30 on the unpaid principal amount at a fixed rate of 5.75% due October 5, 2021. This rate reflects a combined coupon of the two existing surplus notes. The New Note is unsecured and subordinated to all senior indebtedness, policy claims and prior claims as defined. The prior approval of the Commissioner is required for any and all payments of interest or principal.

In accordance with Massachusetts General Law Chapter 175, Section 206C(n), the issuance by the Company of the New Note to FinCo replaced the Existing Company's Note by combining: (1) the Existing Company's Note; and (2) the Company Corollary Note (that would otherwise be separately issued but is combined into the New Note with the Existing Company's Note through the Surplus Note Restructuring) in exchange for FinCo's contribution of the FLIC Surplus Note to the Company.

Under the terms of the Surplus Note Restructuring, the FLIC Surplus Note was contributed to the Company by FinCo on December 29, 2017.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company recognized $18 million of interest expense on notes payable for the years ended December 31, 2017, $12 million for the year ended December 31, 2016 and $11 million for the year ended December 31, 2015. As noted above, the Existing Company's Note was replaced on December 29, 2017 under the terms of the Surplus Note Restructuring.

12. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

                                                                                     AS OF DECEMBER 31,
                                                                             -----------------------------------
                                                                                                     2016
                                                                                   2017           AS REVISED
                                                                             -----------------  ----------------
                ($ IN MILLIONS)
                Premiums and other account receivables                       $             49   $            68
                Miscellaneous assets                                                       30                35
                Deferred sales inducement and intangible assets                            48                56
                Investments in process of settlement and other investment
                  related accounts                                                         85                 7
                Deferred income tax asset                                                  --               175
                Current income tax recoverable                                              2                56
                                                                             -----------------  ----------------
                  Total other assets                                         $            214   $           397
                                                                             =================  ================

The definite life intangible assets are amortized by using the straight-line method over the useful life of the assets which is between 1 to 11 years. The indefinite life intangible assets are not subject to amortization. The amortization expense of definite life intangible assets was $2 million, $2 million and $4 million for the years ended December 31, 2017, 2016 and 2015 respectively.

Accrued expenses and other liabilities consist of the following:

                                                                                      AS OF DECEMBER 31,
                                                                             -----------------------------------
                                                                                                      2016
                                                                                    2017           AS REVISED
                                                                             -----------------  ----------------
                ($ IN MILLIONS)
                Accrued expenses                                             $            277   $           166
                Investments in process of settlement and other investment
                  related accounts                                                        103                23
                Accrued employee related expenses                                          61                65
                Derivative instruments payable                                             24                24
                Single premium immediate annuity note payable                              26                26
                Other tax related liabilities                                               9                13
                Accounts and commissions payables                                         105                16
                Accrued interest                                                            9                 9
                Deferred income tax liability                                             135                --
                                                                             -----------------  ----------------
                  Total accrued expenses and other liabilities               $            749   $           342
                                                                             =================  ================

Other income consists of the following:

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                           -----------------------------------------------------
                                                                                    2016              2015
                                                                 2017            AS REVISED        AS REVISED
                                                           ----------------  -----------------  ----------------
                ($ IN MILLIONS)
                Reinsurance administrative fees            $            90   $             26   $            21
                Miscellaneous income                                     5                  6                 1
                                                           ----------------  -----------------  ----------------
                  Total other income                       $            95   $             32   $            22
                                                           ================  =================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

General and administrative expenses consist of the following:

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------
                                                                                         2016               2015
                                                                       2017           AS REVISED         AS REVISED
                                                                  ----------------  ----------------   ----------------
         ($ IN MILLIONS)
         Other general and administrative expenses
           Employee related expenses                              $           142   $           154    $           106
           Administrative and professional services                           232               119                126
           Miscellaneous operating expenses                                    21                33                 94
                                                                  ----------------  ----------------   ----------------
             Total other general and administrative expenses                  395               306                326
                                                                  ----------------  ----------------   ----------------
         Insurance expenses:
           Commission expense                                                  10                18                 27
           Premium taxes                                                       20                18                 19
           Other insurance expenses                                            89                81                 25
                                                                  ----------------  ----------------   ----------------
             Total insurance expenses                                         119               117                 71
                                                                  ----------------  ----------------   ----------------
               Total general and administrative expenses          $           514   $           423    $           397
                                                                  ================  ================   ================

13. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Information regarding amounts reclassified out of each component of retained earnings was as follows:

                                                    CONSOLIDATED STATEMENTS OF INCOME
     COMPONENTS OF                                   AND CONSOLIDATED STATEMENTS OF                     2016
     ACCUMULATED OTHER COMPREHENSIVE INCOME           COMPREHENSIVE INCOME (LOSS)                        AS
     (LOSS)                                                     LOCATION                  2017        REVISED         2015
     ---------------------------------------------  ---------------------------------  -----------  -------------  ------------
     ($ IN MILLIONS)
     Net unrealized investment gains on AFS fixed maturity securities and other investments:

     Net unrealized investment gains                Net other investment gains
                                                    (losses)                           $      161   $         30   $        76
                                                                                       -----------  -------------  ------------
     Net unrealized investment gains, before
        income tax                                                                            161             30            76
     Income tax expense                                                                       (56)           (10)          (27)
                                                                                       -----------  -------------  ------------
     Net unrealized investment gains, net of
        income tax                                                                            105             20            49
                                                                                       -----------  -------------  ------------

     Total reclassifications, net of income tax                                        $      105   $         20   $        49
                                                                                       ===========  =============  ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. INCOME TAXES

PROVISION FOR INCOME TAXES

The table below presents the components of the (benefit) expense for taxes attributable to continuing operations:

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------
                                                                                         2016               2015
                                                                       2017           AS REVISED         AS REVISED
                                                                  ----------------  ----------------  -----------------
         ($ IN MILLIONS)
         Current income tax expense (benefit)
           Federal                                                $            28   $           (18)  $             37
           State/local                                                          2                --                  2
                                                                  ----------------  ----------------  -----------------
             Total current income tax expense (benefit)                        30               (18)                39
                                                                  ----------------  ----------------  -----------------
         Deferred income tax (benefit) expense
           Federal                                                           (158)               30                106
           State/local                                                          6                 3                 (2)
                                                                  ----------------  ----------------  -----------------
             Total deferred income tax (benefit) expense                     (152)               33                104
                                                                  ----------------  ----------------  -----------------
               Total income tax (benefit) expense                 $          (122)  $            15   $            143
                                                                  ================  ================  =================

A reconciliation of the differences between the provision for income taxes and the expected tax provision computed at weighted statutory rates is as follows:

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                  -----------------------------------------------------
                                                                                         2016               2015
                                                                       2017           AS REVISED         AS REVISED
                                                                  ----------------  ----------------  -----------------
         ($ IN MILLIONS)
         Expected income tax (benefit) expense                    $           (49)  $            26   $            153
         Addition (reduction) in income tax resulting from:
           Dividend received deduction                                         (8)              (10)                (6)
           Low income housing tax credits                                      (3)               (3)                (2)
           Change in valuation allowance                                       --                --                 --
           Prior year taxes                                                     1                (2)                --
           State taxes                                                          5                 2                 --
           Non-controlling interest tax effect                                  9                --                 --
           Intercompany reinsurance thru funds withheld trusts                 (6)               --                 --
           Non-deductible conversion costs                                      9                --                 --
           Revaluation due to change in tax rate                              (80)               --                 --
           Other                                                               --                 2                 (2)
                                                                  ----------------  ----------------  -----------------
             Total income tax (benefit) expense                   $          (122)  $            15   $            143
                                                                  ================  ================  =================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The table below presents the significant components of deferred tax assets and liabilities:

                                                                                        AS OF DECEMBER 31,
                                                                                -----------------------------------
                                                                                                        2016
                                                                                     2017            AS REVISED
                                                                                ----------------  -----------------
             ($ IN MILLIONS)
             Deferred tax assets:
               Insurance reserves                                               $           502   $            394
               Loss carryforwards                                                             3                 14
               Employee compensation                                                         --                 --
               Deferred revenue liabilities                                                 170                314
               Goodwill                                                                       9                 17
               Other                                                                         31                 39
                                                                                ----------------  -----------------
                 Subtotal deferred tax assets                                               715                778
               Valuation allowance                                                           --                 --
                                                                                ----------------  -----------------
                 Total deferred tax assets                                                  715                778
                                                                                ----------------  -----------------
             Deferred tax liabilities:
               VOBA                                                                         148                284
               DAC                                                                          159                192
               Loss reserve adjustment (transition rule)                                    165                 --
               Investments, including derivatives                                           348                116
               Other                                                                         30                 11
                                                                                ----------------  -----------------
                 Total deferred tax liabilities                                             850                603
                                                                                ----------------  -----------------
                   Total deferred tax (liability) assets, net                   $          (135)  $            175
                                                                                ================  =================

TAX ATTRIBUTES

As of December 31, 2017 and 2016, the Company did not record any valuation allowance. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2017 the Company has net operating loss carryforwards of $13 million that will expire in 2019 and no capital loss carryforwards. The net operating loss carryforwards were generated prior to 2006 and are subject to Internal Revenue Code Section 382 annual limitations of $14 million.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax position in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations or cash flows. As of December 31, 2017 and 2016, the Company did not record a liability related to accounting for uncertainty in income taxes.

STATUS OF OPEN TAX YEARS

The Company and its subsidiaries' federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the consolidated financial statements in anticipation of the results of these audits. The tax years under examination by the IRS vary by company, however the earliest tax year that remains open is 2011. In 2016, the IRS completed an audit of one of the Company's U.S. domiciled subsidiaries' 2011 to 2013 federal income tax returns; the audit did not result in any material adjustments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

TAX CUTS AND JOBS ACT

H.R. 1 commonly referred to as the Tax Cuts and Jobs Act, or "TCJA," was enacted into U.S. law on December 22, 2017. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions.

In December 2017, the SEC staff issued Staff Accounting Bulletin No. 118, or "SAB 118," to address the application of U.S. GAAP in situations when a registrant does not have necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of TCJA. In January 2018 FASB issued FASB Staff Q&A, Topic 740, No. 1 stating that application of SAB 118 would be considered to be in accordance with US GAAP for private company financial statements. SAB 118 provides guidance under three scenarios: (1) measurement of certain income tax effects is complete, (2) measurement of certain income tax effects can be reasonably estimated and (3) measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As a result, it may need to apply all three scenarios in determining the accounting for TCJA based on information that is available.

The Company has not fully completed its accounting for the tax effects of TCJA. However, the Company has recorded the effects of TCJA as reasonable estimates due to the need for further analysis of the provisions within TCJA and collection, preparation and analysis of relevant data necessary to complete the accounting. As a result, upon enactment of TCJA, the Company recognized a $80 million tax benefit in income tax (benefit) expense in the Company's Consolidated Statements of Income for the year ended December 31, 2017. This net tax benefit resulted from the reduction in the U.S. tax rate from 35% to 21% and was comprised of a $109 million tax expense from the decrease in net deferred tax assets related to the non-OCI portion of the deferred inventory, offset by a $189 million tax benefit from the decrease in net deferred tax liabilities related to the OCI portion of the deferred inventory.

As we complete the collection, preparation and analysis of data relevant to TCJA, and interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, the Company may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.

15. DIVIDEND RESTRICTIONS AND STATUTORY INFORMATION

Several of the Company's subsidiaries are regulated insurance companies and subject to laws governing the payment of dividends to shareholders in the U.S. and Bermuda. These laws impact the dividend paying ability of the Company's regulated subsidiaries. The Company paid dividends of $215 million in the year ended December 31, 2017, $40 million in the year ended December 31, 2016 and no dividends in the year ended December 31, 2015.

THE UNITED STATES OF AMERICA

The Company is the sole owner of it's U.S. insurance subsidiaries. As a result, if it receives any dividend payments from those subsidiaries it must further dividend those payments in order for the payments to reach it's parent. As such, the ordinary dividend capacity at the Company effectively limits the parent's access to the dividend capacity of its other U.S. insurance subsidiaries unless the Company seeks and receives extraordinary dividend approval from the Company's primary insurance regulator, the Massachusetts Division of Insurance.

Statutory information for the Company, as filed in it's annual statement, is as follows:

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                     -----------------------------------------
                                                                         2017           2016          2015
                                                                     ------------  -------------  ------------
                 ($ IN MILLIONS, EXCEPT RISK-BASED CAPITAL RATIO)
                 Capital and surplus                                 $     2,488   $      2,156   $     2,162
                 Statutory net income                                        268            105            59
                 Risk-based capital (company action level) ratio             475%           413%          458%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The laws and regulations of each U.S. insurance subsidiary's state of domicile generally require notice to and approval by the state insurance commissioner prior to the declaration or payment of an extraordinary dividend. An extraordinary dividend is any dividend, which, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of: (1) 10% of the insurer's policyholder surplus as of December 31 of the preceding year; or (2) the statutory net gain from operations for the twelve-month period ending on the last preceding December 31. In addition, insurance statutes generally require an insurance company to pay a dividend or distribution out of earned surplus, unless it receives the prior approval of its domiciliary state insurance regulator. These laws and regulations require, among other things, each U.S. insurance subsidiary to maintain minimum solvency requirements and limit the amount of dividends these subsidiaries can pay. The following table summarizes those requirements for the Company:

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------
                                                                   2017            2016            2015
                                                              -------------  -------------   -------------
              ($ IN MILLIONS)
              Extraordinary dividend limitations for CwA:
              10% of capital and surplus                       $        249   $        216    $        216
              Statutory net gain from operations                        526            231              90
              Unassigned funds                                          576            725             731

              Dividends permitted without permission                    321            231             216

--------
          (1) Dividends permitted without approval at December 31, 2017 have been reduced by dividends made within the preceding 12 months which were $181 million paid on June 30, 2017 and $25 million paid on December 29, 2017.

The Company's U.S. domiciled insurance subsidiaries must meet minimum capital and surplus requirements under a risk-based capital, or "RBC," formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis, and is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula is intended to take into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to maintaining certain levels of a company's surplus deficit under the RBC formula or company action level RBC, or "CAL RBC." All of the Company's U.S. insurance subsidiaries individually exceeded CAL RBC for 2017 and 2016.

Certain of the Company's regulated insurance subsidiaries are required to file financial statements with U.S. state regulatory authorities prepared on an accounting basis prescribed or permitted by their domiciliary state. Statutory surplus computed under those methodologies differ from shareholder's equity reported in accordance with U.S. GAAP primarily because fixed maturity securities are required to be carried at cost or amortized cost, policy acquisition costs are expensed when incurred and asset valuation and interest maintenance reserves are required to be held. Life insurance reserves are calculated based upon different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

The Company's insurance entities cede certain term life and UL insurance statutory reserves to wholly-owned captives on coinsurance and FwH coinsurance bases. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2017 and 2016, the Company's wholly-owned captives assumed statutory reserves of $5.3 billion and $4.9 billion, respectively, from the Company's insurance entities. In the states of Vermont and Iowa, the affiliated reinsurers have adopted permitted and prescribed practices allowing for the outstanding principal of a contingent note or a parental guarantee serving as collateral in connection with a reinsurance credit to be included in surplus as admitted assets. As of December 31, 2017 and 2016, assets admitted under these practices increased surplus by $1.9 billion and $1.8 billion, respectively.

16. RELATED PARTY TRANSACTIONS

The Company has investment management service agreements with Goldman Sachs Asset Management LP, or "GSAM," an affiliate of The Goldman Sachs Group, Inc., or "Goldman Sachs," a related party. GSAM provides investment management services across the Company. The Company recorded expenses for these agreements of $17 million, $16 million and $19 million for the years ended December 31, 2017, 2016 and 2015, respectively, and had $3 million payable as of both December 31, 2017 and 2016, respectively.

The Company has a service agreement with GAFLL which can be terminated by either party upon applicable notice. Under the agreement, the Company recorded expenses related to certain employee equity-based compensation plans of $2 million for the years ended December 31, 2017, 2016 and 2015.


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

During the years ended December 31, 2017, 2016 and 2015, the Company had agreements with Global Atlantic Re, under which Global Atlantic Re agreed to pay the Company certain fees for administration of ceded blocks of VA, FA, UL and individual life business. The Company received fee income from Global Atlantic Re of $90 million, $26 million, and $21 million for the years ended December 31, 2017, 2016 and 2015, respectively, and had $27 million and $6 million receivable as of December 31, 2017 and 2016, respectively.

The Company entered into several derivative transactions with affiliates, which resulted in income of $93 million and $13 million, and expenses of $9 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had affiliated derivative receivables of $4 million and $36 million as of December 31, 2017 and 2016, respectively. The Company had affiliated derivative payables of $794 million and $173 million as of December 31, 2017 and 2016, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company had agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree from time to time. The Company recorded expenses of $256 million, $241 million, and $189 million for the years ended December 31, 2017, 2016 and 2015, respectively, and had $19 million and $9 million payable as of December 31, 2017 and 2016, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company received certain distribution and administration fees from affiliates under Goldman Sachs. The Company recorded income from these agreements of $13 million, $12 million, and $4 million December 31, 2017, 2016 and 2015 and recorded a receivable of $3 million as of both December 31, 2017 and 2016.

In November 2016, the Company entered into an agreement with an affiliate of Centaurus Capital LP, or "Centaurus," a shareholder of our ultimate parent GAFG, whereby the Company received $5 million in structuring fees. The fee income received by the Company was a reimbursement for time and expenses incurred by the Company to negotiate the structuring of certain investments with counterparties. The fee was recognized in revenues within the Consolidated Statements of Income for the year ended December 31, 2016. In addition, the Company had certain investments in renewable energy entities that are LLCs where an affiliate of Centaurus is the managing member. In addition, in connection with the acquisition of a solar project from Centaurus Renewable Energy, or "CRE," an affiliate of Centaurus, the Company has recorded a $15 million payable to CRE at December 31, 2017.

17. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has operational servicing agreements with third party administrators for policy administration over certain fixed-rate annuities, UL, VA, VUL, whole life, and term life policies. Additionally, the Company is party to a third party professional services agreement regarding the management of aspects of the Company's reinsurance portfolio. The Company leases office space for its operations.

As of December 31, 2017, purchase commitments under agreements with third party administrators and other service providers and lease commitments were as follows:

                    YEARS                                           AMOUNTS
                    -----------------------------------------  ----------------
                    ($ IN MILLIONS)
                    2018                                       $            32
                    2019                                                    26
                    2020                                                    23
                    2021                                                    20
                    2022                                                    18
                    2023 and thereafter                                      9
                                                               ----------------
                      Total                                    $           128
                                                               ================

The Company also has outstanding loan commitments and commitments to make investments in LPs, joint ventures and LLCs of $523 million and $160 million, as of December 31, 2017 and 2016, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

In connection with the separation of the Company from GAFG's former parent, Goldman Sachs, GAFG provided certain written assurances to the Commonwealth of Massachusetts Commissioner of Insurance. GAFG agreed to make capital contributions to the Company and FAFLIC, subject to a maximum of $250 million, if necessary to ensure that the Company or FAFLIC maintains a RBC ratio of at least 100% of the Company Action Level. Such assurances have been provided solely to the Commonwealth of Massachusetts Commissioner of Insurance by GAFG and terminate in May 2018 or at such time as Goldman Sachs owns less than 10% of the voting securities of GAFG.

LEGAL MATTERS

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatening lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position, results of operations or cash flows.

In connection with the process of converting over 500,000 in-force life insurance policies from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC, or the "Conversion," the Company expects to incur a variety of litigation and regulatory costs. The Company has received formal and informal inquiries from state regulators concerning policyholder complaints and possible violations of state insurance laws, which may result in fines, monetary settlements or proceedings. The Company has also been named in several lawsuits involving Conversion-related issues and may face additional filed or threatened claims, and therefore, anticipates regulatory and legal related costs associated with investigations and potential claims related to the Conversion.

Although the Company's ultimate legal and financial responsibility cannot be estimated at this time and our actual future expenditures to address Conversion matters could prove to be materially different from the amount that we accrue or reserve, the Company believes that certain liabilities are probable and can be reasonably estimated and accordingly has recorded a total reserve of approximately $53 million as of December 31,2017. The litigation reserve was $1 million as of December 31, 2016.

FINANCING ARRANGEMENTS

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $15 million for the year ended December 31, 2017 and $14 million for both the years ended December 31, 2016 and 2015, respectively, and are included in general and administrative expenses in the Consolidated Statements of Income. As of December 31, 2017 and 2016, the total capacity of the financing arrangements with third parties was $922 million and $903 million, respectively.

There were no outstanding or unpaid balances from the financing arrangements with unaffiliated third parties as of December 31, 2017 or 2016.

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions through April 25, 2018, the date the accompanying consolidated financial statements were issued, that would merit recognition or disclosures in the consolidated financial statements and determined there were none.

In March 2018, the Company declared and paid a dividend of $50 million to its parent, FinCo.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. REVISIONS TO 2016 AND 2015 AUDITED FINANCIAL STATEMENTS

The Company has revised the 2016 and 2015 consolidated financial statement included herein as a result of immaterial errors identified during and after the initial 2016 audit. These revisions decreased the Company's previously reported 2016 net income of $71 million by $11 million and shareholders' equity of $2,100 million by $11 million. For 2015, these revisions decreased the Company's previously reported net income of $301 million by $6 million and shareholders' equity of $1,733 million by $4 million. Revisions related to periods prior to 2015 have been reflected in opening 2015 equity balances. Management assessed the materiality of these revisions on the prior period consolidated financial statements and concluded these revisions were not material to the 2016 or 2015 consolidated financial statement as a whole. However, management concluded that revisions to the 2016 and 2015 consolidated financial statement was appropriate to ensure consistency and comparability with balances and activity reported in 2017.

The Company has classified the corrections of errors into the following major categories:

     -   Actuarial
     -   Investments
     -   Reinsurance accounting
     -   Other

The actuarial corrections of errors primarily related to model enhancements and changes, data input corrections and shadow adjustments. The investment corrections of errors were driven by adjustments to asset valuations, equity method accounting, income recognition and terminated policy loans. The reinsurance corrections of errors primarily related to a system conversion of certain in-force life insurance policies which resulted in adjustments to third party settlement statements. The remaining corrections of errors related to unsupported agent commission balances, an over accrual relating to revenue sharing on certain VA products, an accounts payable over accrual and reconciliation differences.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                           AS PREVIOUSLY
CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2016                           REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
($ IN MILLIONS)
ASSETS
  Investments:
    Available-for-sale fixed maturity securities at fair value            $        32,570    $             1   $        32,571
    Policy loans                                                                      655                 (7)              648
    Other investments                                                                 652                 51               703
                                                                          ----------------   ----------------  ----------------
      Total investments                                                            39,979                 45            40,024
  Cash and cash equivalents                                                         1,110                (68)            1,042
  Accrued investment income                                                           285                 (1)              284
  Reinsurance recoverable                                                           8,652                 14             8,666
  Other assets                                                                        362                 35               397
                                                                          ----------------   ----------------  ----------------
    TOTAL ASSETS                                                          $        58,024    $            25   $        58,049
                                                                          ================   ================  ================

LIABILITIES
  Policyholder liabilities:
    Future policyholder benefits                                          $         2,135    $            16   $         2,151
    Outstanding claims                                                                204                 (7)              197
    Contractholder deposit funds and other policyholder liabilities                39,768                  1            39,769
                                                                          ----------------   ----------------  ----------------
      Total policyholder liabilities                                               42,107                 10            42,117
  Funds withheld payable at interest                                                5,108                 17             5,125
  Accrued expenses and other liabilities                                              334                  8               342
  Reinsurance liabilities                                                           1,556                  1             1,557
                                                                          ----------------   ----------------  ----------------
    TOTAL LIABILITIES                                                              55,924                 36            55,960
                                                                          ----------------   ----------------  ----------------

SHAREHOLDER'S EQUITY
  Retained earnings                                                                   576                (13)              563
  Accumulated other comprehensive income (loss)                                       117                  2               119
                                                                          ----------------   ----------------  ----------------
    TOTAL SHAREHOLDER'S EQUITY                                                      2,100                (11)            2,089
                                                                          ----------------   ----------------  ----------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                            $        58,024    $            25   $        58,049
                                                                          ================   ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                           AS PREVIOUSLY
CONSOLIDATED STATEMENT OF INCOME AT DECEMBER 31, 2016                         REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
($ IN MILLIONS)
REVENUES
  Policy fees                                                             $           914    $             1   $           915
  Net investment income                                                             1,388                  1             1,389
  Net investment gains (losses):
    Net other investment gains (losses)                                               (19)               (17)              (36)
                                                                          ----------------   ----------------  ----------------
      Total net investment gains (losses)                                             (19)               (17)              (36)
  Other income                                                                         28                  4                32
                                                                          ----------------   ----------------  ----------------
    TOTAL REVENUES                                                                  2,384                (11)            2,373
                                                                          ----------------   ----------------  ----------------

BENEFITS AND EXPENSES
  Policy benefits and claims                                                        1,651                 20             1,671
  Amortization of policy acquisition costs                                            201                (16)              185
                                                                          ----------------   ----------------  ----------------
    TOTAL BENEFITS AND EXPENSES                                                     2,294                  4             2,298
                                                                          ----------------   ----------------  ----------------

Income before taxes                                                                    90                (15)               75

Income tax expense                                                                     19                 (4)               15
                                                                          ----------------   ----------------  ----------------
NET INCOME                                                                $            71    $           (11)  $            60
                                                                          ================   ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                           AS PREVIOUSLY
CONSOLIDATED STATEMENT OF INCOME AT DECEMBER 31, 2015                         REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
($ IN MILLIONS)
REVENUES
  Premiums                                                                $        (1,272)   $             2   $        (1,270)
  Policy fees                                                                       1,008                 (2)            1,006
  Net investment income                                                             1,159                 (1)            1,158
  Net investment gains (losses):
    Net other investment gains (losses)                                                (3)                (6)               (9)
                                                                          ----------------   ----------------  ----------------
      Total net investment gains (losses)                                              (8)                (6)              (14)
  Other income                                                                         24                 (3)               21
                                                                          ----------------   ----------------  ----------------
    TOTAL REVENUES                                                                    911                (10)              901
                                                                          ----------------   ----------------  ----------------

BENEFITS AND EXPENSES
  Policy benefits and claims                                                          (64)              (14)               (78)
  Amortization of policy acquisition costs                                            121                 10               131
  General and administrative expenses                                                 391                  6               397
                                                                          ----------------   ----------------  ----------------
    TOTAL BENEFITS AND EXPENSES                                                       461                  2               463
                                                                          ----------------   ----------------  ----------------

Income before taxes                                                                   450                (12)              438

Income tax (benefit) expense                                                          149                 (6)              143
                                                                          ----------------   ----------------  ----------------
NET INCOME                                                                $           301    $            (6)  $           295
                                                                          ================   ================  ================

                                                                           AS PREVIOUSLY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME AT DECEMBER 31, 2016           REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
($ IN MILLIONS)
Net income                                                                $            71    $           (11)  $            60

Other comprehensive income (loss), before tax:
    Unrealized gains (losses) on securities and other investments for
      the period                                                                      652                  1               653
    Less: reclassification adjustment for gains included in net income                 34                 (4)               30
                                                                          ----------------   ----------------  ----------------
  Unrealized gains (losses) on available-for-sale securities and other
    investments                                                                       618                  5               623
  Net effect of unrealized gains (losses) on policyholder balances                   (105)                 1              (104)
                                                                          ----------------   ----------------  ----------------
Other comprehensive income (loss), before tax                                         513                  6               519

Income tax expense (benefit) related to other comprehensive income                    180                  2               182
                                                                          ----------------   ----------------  ----------------
Other comprehensive income before non-controlling interests, net of tax               333                  4               337
                                                                          ----------------   ----------------  ----------------

Comprehensive income (loss)                                                           404                 (7)              397
                                                                          ----------------   ----------------  ----------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CWA SHAREHOLDER               $           404    $            (7)  $           397
                                                                          ================   ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                           AS PREVIOUSLY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME AT DECEMBER 31, 2015          REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
($ IN MILLIONS)
Net income                                                                $           301    $            (6)  $           295

Other comprehensive income (loss), before tax:
    Unrealized gains (losses) on securities and other investments for
      the period                                                                   (1,416)                 1            (1,415)
                                                                          ----------------   ----------------  ----------------
  Unrealized gains (losses) on available-for-sale securities and other
    investments                                                                    (1,492)                 1            (1,491)
  Net effect of unrealized gains (losses) on policyholder balances                    304                  1               305
                                                                          ----------------   ----------------  ----------------
Other comprehensive income (loss), before tax                                      (1,187)                 2            (1,185)

Income tax expense (benefit) related to other comprehensive income                   (418)                 2              (416)

Comprehensive income (loss)                                                          (468)                (6)             (474)
                                                                          ----------------   ----------------  ----------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CWA SHAREHOLDER               $          (468)   $            (6)  $          (474)
                                                                          ================   ================  ================

                                                                           AS PREVIOUSLY
CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY                               REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
($ IN MILLIONS)
TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2014                           $         1,875    $             2   $         1,877

Accumulated other comprehensive income                                    $          (217)   $            (1)  $          (218)
Retained earnings                                                                     546                 (3)              543
                                                                          ----------------   ----------------  ----------------
TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2015                           $         1,733    $            (4)  $         1,729
                                                                          ================   ================  ================

Accumulated other comprehensive income                                    $           117    $             2   $           119
Retained earnings                                                                     576                (13)              563
                                                                          ----------------   ----------------  ----------------
TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2016                           $         2,100    $           (11)  $         2,089
                                                                          ================   ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                           AS PREVIOUSLY
CONSOLIDATED STATEMENT OF CASH FLOWS AT DECEMBER 31, 2016                    REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                         $            71    $           (11)  $            60
Adjustments to reconcile net income (loss) to net cash provided by
  (used in) operating activities:
Changes in fair value of equity fixed maturity securities and other
  invested assets                                                                       3                 11                14
Net realized investment (gains) losses                                                 32                 15                47
Non-cash derivative activity                                                          (18)               (81)              (99)
Net accretion and amortization                                                        (48)                 3               (45)
Deferred income tax                                                                    37                 (4)               33
Change in premiums, notes receivable and reinsurance recoverable, net
  of reinsurance premiums payable                                                    (259)                (3)             (262)
Change in accrued investment income                                                   (46)                 1               (45)
Change in policyholder liabilities and accruals, net                                  326                 19               345
Other, net                                                                            (16)                44                28
                                                                          ----------------   ----------------  ----------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES - CONTINUING
  OPERATIONS                                                                          239                 (6)              233
                                                                          ----------------   ----------------  ----------------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of other investments                                                        (794)               (69)             (863)
                                                                          ----------------   ----------------  ----------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES - CONTINUING
  OPERATIONS                                                                       (4,852)               (69)           (4,921)
                                                                          ----------------   ----------------  ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
Additions to contractholder deposit funds                                           7,393                 (1)            7,392
Withdrawals from contractholder deposit funds                                      (2,958)                (2)           (2,960)
                                                                          ----------------   ----------------  ----------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES - CONTINUING
  OPERATIONS                                                                        4,474                 (3)            4,471
                                                                          ----------------   ----------------  ----------------

Net change in cash and cash equivalents                                              (139)               (78)             (217)

Cash and cash equivalents, beginning of period                                      1,249                 10             1,259
                                                                          ----------------   ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                  $         1,110    $           (68)  $         1,042
                                                                          ================   ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                AS
                                                                            PREVIOUSLY
CONSOLIDATED STATEMENT OF CASH FLOWS AT DECEMBER 31, 2015                    REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ----------------   ----------------  ----------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                         $           301    $            (6)  $           295
Adjustments to reconcile net income (loss) to net cash provided by
  (used in) operating activities:
Net realized investment (gains) losses                                                 12                  2                14
Net accretion and amortization                                                       (188)                10              (178)
Deferred income tax                                                                   110                 (6)              104
Change in premiums, notes receivable and reinsurance recoverable, net
  of reinsurance premiums payable                                                     599                  5               604
Change in policyholder liabilities and accruals, net                                  928                (10)              918
Other, net                                                                           (405)                 5              (400)
                                                                          ----------------   ----------------  ----------------
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES - CONTINUING
  OPERATIONS                                                                          877                 --               877
                                                                          ----------------   ----------------  ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
Reinsurance transactions, net of cash provided (used)                                 432                 10               442
                                                                          ----------------   ----------------  ----------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES - CONTINUING
  OPERATIONS                                                                        4,719                 10             4,729
                                                                          ----------------   ----------------  ----------------

Net change in cash and cash equivalents                                               229                 10               239

Cash and cash equivalents, beginning of period                                      1,020                 --             1,020
                                                                          ----------------   ----------------  ----------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                  $         1,249    $            10   $         1,259
                                                                          ================   ================  ================

                Commonwealth Annuity and Life Insurance Company
                             Separate Account VA-K
                              Financial Statements
                               December 31, 2017

                Commonwealth Annuity and Life Insurance Company
                             Separate Account VA-K
                              Financial Statements
                               December 31, 2017

                                    Contents

Report of Independent Registered Public Accounting Firm                   SA-1

Audited Financial Statements

Statements of Net Assets                                                  SA-3
Statements of Operations                                                 SA-17
Statements of Changes in Net Assets                                      SA-31
Notes To Financial Statements                                            SA-54
  Note 1 - Organization                                                  SA-54
  Note 2 - Summary of Significant Accounting Policies                    SA-59
  Note 3 - Expenses and Related Party Transactions                       SA-61
  Note 4 - Changes In Units Outstanding                                  SA-64
  Note 5 - Purchases and Sales of Investments                            SA-68
  Note 6 - Financial Highlights                                          SA-70

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of net assets as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net asset for each of the two years in the period ended December 31, 2017, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of AB VPS Growth and Income Portfolio, AB VPS Growth Portfolio, AB VPS Large Cap Growth Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, Delaware VIP International Value Equity Series, Delaware VIP Smid Cap Core Series, Deutsche Capital Growth VIP, Deutsche CROCI(R) U.S. VIP, Deutsche Small Cap Index VIP, Eaton Vance VT Floating-Rate Income Fund, Fidelity VIP Asset Manager(SM) Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Value Strategies Portfolio, FT VIP Franklin Growth and Income VIP Fund, FT VIP Franklin Large Cap Growth VIP Fund, FT VIP Franklin Mutual Shares VIP Fund, FT VIP Franklin Small Cap Value VIP Fund, FT VIP Franklin Small-Mid Cap Growth VIP Fund, FT VIP Templeton Foreign VIP Fund, Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio Class I, Global Atlantic BlackRock Disciplined Value Portfolio Class II, Global Atlantic BlackRock High Yield Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, Goldman Sachs VIT Core Fixed Income Fund, Goldman Sachs VIT Equity Index Fund, Goldman Sachs VIT Global Trends Allocation Fund, Goldman Sachs VIT Government Money Market Fund, Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs VIT High Quality Floating Rate Fund, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Strategic Growth Fund, Goldman Sachs VIT Strategic International Equity Fund, Goldman Sachs VIT U.S. Equity Insights Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I. Value Opportunities Fund, Janus Henderson Enterprise Portfolio, Janus Henderson Forty Portfolio, Janus Henderson Overseas Portfolio, Janus Henderson Research Portfolio, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Utilities Series, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Conservative Balanced Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Main Street Fund(R)/VA, Pioneer Emerging Markets VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio, T. Rowe Price International Stock Portfolio (the "Sub-Accounts of the Separate Account") constituting the Separate Account VA-K of Commonwealth Annuity and Life Insurance Company (the "Separate Account") as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Sub-accounts of the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities as of December 31, 2017 by correspondence with the transfer agent and managing company. We believe that our audits provide a reasonable basis for our opinion.


[PRICEWATERHOUSECOOPERS LLP (SIGNED)]
Boston, Massachusetts
March 29, 2018

We have served as the auditor of Separate Account VA-K of Commonwealth Annuity and Life insurance Company since 1994.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                                                                  AB VPS
                                       AB VPS GROWTH                         AB VPS LARGE     SMALL/MID CAP
                                         AND INCOME       AB VPS GROWTH       CAP GROWTH     VALUE PORTFOLIO     AB VPS VALUE
                                       PORTFOLIO (b)      PORTFOLIO (b)     PORTFOLIO (b)          (b)          PORTFOLIO (b)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $            --   $             --   $            --   $            --   $            --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $            --   $             --   $            --   $            --   $            --
  Payout reserves                                  --                 --                --                --                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017               --                 --                --                --                --

Investments in shares of the
  Underlying Funds, at cost           $            --   $             --   $            --   $            --   $            --
Underlying Fund shares held                        --                 --                --                --                --

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                        DELAWARE VIP
                                       INTERNATIONAL      DELAWARE VIP                           DEUTSCHE
                                        VALUE EQUITY      SMID CAP CORE    DEUTSCHE CAPITAL  CROCI(R) U.S. VIP  DEUTSCHE SMALL
                                         SERIES (b)      SERIES (a) (b)     GROWTH VIP (b)        (a) (b)       CAP INDEX VIP
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $            --   $             --   $            --   $            --   $        22,645
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $        22,645
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $            --   $             --   $            --   $            --   $        22,645
  Payout reserves                                  --                 --                --                --                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $        22,645
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017               --                 --                --                --             6,732

Investments in shares of the
  Underlying Funds, at cost           $            --   $             --   $            --   $            --   $        15,124
Underlying Fund shares held                        --                 --                --                --             1,238

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                       EATON VANCE VT     FIDELITY VIP       FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                       FLOATING-RATE    ASSET MANAGER(SM)   CONTRAFUND(R)     EQUITY-INCOME    GROWTH & INCOME
                                        INCOME FUND       PORTFOLIO (b)     PORTFOLIO (b)     PORTFOLIO (b)     PORTFOLIO (b)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $     3,118,261   $             --   $            --   $            --   $            --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $     3,118,261   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $     3,061,636   $             --   $            --   $            --   $            --
  Payout reserves                              56,625                 --                --                --                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $     3,118,261   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017        2,257,036                 --                --                --                --

Investments in shares of the
  Underlying Funds, at cost           $     3,127,366   $             --   $            --   $            --   $            --
Underlying Fund shares held                   336,382                 --                --                --                --

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                        FIDELITY VIP
                                           GROWTH         FIDELITY VIP     FIDELITY VIP HIGH                     FIDELITY VIP
                                       OPPORTUNITIES    GROWTH PORTFOLIO   INCOME PORTFOLIO  FIDELITY VIP MID      OVERSEAS
                                       PORTFOLIO (b)           (b)                (b)        CAP PORTFOLIO (b)  PORTFOLIO (b)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $            --   $             --   $            --   $            --   $            --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $            --   $             --   $            --   $            --   $            --
  Payout reserves                                  --                 --                --                --                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017               --                 --                --                --                --

Investments in shares of the
  Underlying Funds, at cost           $            --   $             --   $            --   $            --   $            --
Underlying Fund shares held                        --                 --                --                --                --

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                         FT VIP FRANKLIN   FT VIP FRANKLIN
                                        FIDELITY VIP       GROWTH AND         LARGE CAP      FT VIP FRANKLIN   FT VIP FRANKLIN
                                      VALUE STRATEGIES   INCOME VIP FUND   GROWTH VIP FUND    MUTUAL SHARES    SMALL CAP VALUE
                                       PORTFOLIO (b)           (b)               (b)           VIP FUND (b)      VIP FUND (b)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $            --   $             --   $            --   $            --   $            --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $            --   $             --   $            --   $            --   $            --
  Payout reserves                                  --                 --                --                --                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $            --   $            --   $            --
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017               --                 --                --                --                --

Investments in shares of the
  Underlying Funds, at cost           $            --   $             --   $            --   $            --   $            --
Underlying Fund shares held                        --                 --                --                --                --

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                                                                               GLOBAL ATLANTIC
                                      FT VIP FRANKLIN        FT VIP        GLOBAL ATLANTIC   GLOBAL ATLANTIC      BLACKROCK
                                       SMALL-MID CAP        TEMPLETON         BLACKROCK         BLACKROCK        DISCIPLINED
                                      GROWTH VIP FUND   FOREIGN VIP FUND      ALLOCATION     DISCIPLINED CORE   INTERNATIONAL
                                            (b)                (b)          PORTFOLIO (b)     PORTFOLIO (b)    CORE PORTFOLIO (b)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $            --   $             --   $     9,895,161   $    94,312,889   $    28,700,561
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $     9,895,161   $    94,312,889   $    28,700,561
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $            --   $             --   $     9,847,016   $    93,573,480   $    28,506,804
  Payout reserves                                  --                 --            48,145           739,409           193,757
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $            --   $             --   $     9,895,161   $    94,312,889   $    28,700,561
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017               --                 --           973,242         9,106,347         2,820,086

Investments in shares of the
  Underlying Funds, at cost           $            --   $             --   $     9,681,583   $    91,006,651   $    27,976,912
Underlying Fund shares held                        --                 --           971,066         9,086,020         2,813,781

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                      GLOBAL ATLANTIC                                        GLOBAL ATLANTIC   GLOBAL ATLANTIC
                                         BLACKROCK       GLOBAL ATLANTIC   GLOBAL ATLANTIC      BLACKROCK         BLACKROCK
                                      DISCIPLINED MID       BLACKROCK         BLACKROCK      DISCIPLINED VALUE DISCIPLINED VALUE
                                         CAP GROWTH     DISCIPLINED SMALL  DISCIPLINED U.S.     PORTFOLIO         PORTFOLIO
                                       PORTFOLIO (b)    CAP PORTFOLIO (b)  CORE PORTFOLIO (b)  CLASS I (b)       CLASS II (b)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $    17,165,800   $         66,544   $       165,374   $    81,057,602   $       254,801
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $    17,165,800   $         66,544   $       165,374   $    81,057,602   $       254,801
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $    16,942,993   $         52,623   $       165,374   $    80,465,504   $       254,801
  Payout reserves                             222,807             13,921                --           592,098                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $    17,165,800   $         66,544   $       165,374   $    81,057,602   $       254,801
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017        1,662,249              6,526            15,950         7,781,531            24,407

Investments in shares of the
  Underlying Funds, at cost           $    16,855,263   $         66,082   $       164,063   $    78,106,743   $       252,606
Underlying Fund shares held                 1,658,531              6,511            15,917         7,764,138            24,383

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                         GLOBAL ATLANTIC   GLOBAL ATLANTIC
                                      GLOBAL ATLANTIC     GOLDMAN SACHS     GOLDMAN SACHS
                                       BLACKROCK HIGH       LARGE CAP       MID CAP VALUE     GOLDMAN SACHS     GOLDMAN SACHS
                                      YIELD PORTFOLIO    GROWTH INSIGHTS  INSIGHTS PORTFOLIO  VIT CORE FIXED   VIT EQUITY INDEX
                                            (b)           PORTFOLIO (b)          (b)           INCOME FUND           FUND
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $    15,287,219   $      3,081,210   $     6,101,182   $    21,093,047   $    71,701,821
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $    15,287,219   $      3,081,210   $     6,101,182   $    21,093,047   $    71,701,821
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $    15,161,217   $      3,044,841   $     6,049,370   $    20,798,360   $    66,799,406
  Payout reserves                             126,002             36,369            51,812           294,687         4,902,415
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $    15,287,219   $      3,081,210   $     6,101,182   $    21,093,047   $    71,701,821
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017        1,544,507            299,817           586,837         7,836,102        10,089,075

Investments in shares of the
  Underlying Funds, at cost           $    15,225,777   $      2,991,793   $     6,007,106   $    20,441,034   $    45,241,631
Underlying Fund shares held                 1,541,050            299,147           585,526         1,980,568         4,319,387

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                       GOLDMAN SACHS      GOLDMAN SACHS     GOLDMAN SACHS     GOLDMAN SACHS
                                         VIT GLOBAL      VIT GOVERNMENT       VIT GROWTH     VIT HIGH QUALITY   GOLDMAN SACHS
                                           TRENDS         MONEY MARKET      OPPORTUNITIES     FLOATING RATE      VIT MID CAP
                                      ALLOCATION FUND         FUND               FUND              FUND           VALUE FUND
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $       208,272   $     21,514,217   $    28,430,245   $     9,204,419   $    32,634,233
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $       208,272   $     21,514,217   $    28,430,245   $     9,204,419   $    32,634,233
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $       208,272   $     18,574,940   $    28,329,608   $     9,071,312   $    32,354,361
  Payout reserves                                  --          2,939,277           100,637           133,107           279,872
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $       208,272   $     21,514,217   $    28,430,245   $     9,204,419   $    32,634,233
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017          163,048         16,102,095         3,505,766         4,231,779         4,462,028

Investments in shares of the
  Underlying Funds, at cost           $       195,942   $     21,514,217   $    26,891,290   $     9,147,041   $    30,563,312
Underlying Fund shares held                    16,729         21,514,217         3,692,240           885,040         1,925,323

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                         GOLDMAN SACHS
                                       GOLDMAN SACHS     VIT STRATEGIC      GOLDMAN SACHS     INVESCO V.I.
                                       VIT STRATEGIC     INTERNATIONAL     VIT U.S. EQUITY      AMERICAN       INVESCO V.I. CORE
                                        GROWTH FUND       EQUITY FUND       INSIGHTS FUND    FRANCHISE FUND      EQUITY FUND
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $    53,618,815   $     19,999,185   $    46,069,808   $     4,646,158   $     3,477,951
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $    53,618,815   $     19,999,185   $    46,069,808   $     4,646,158   $     3,477,951
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $    53,365,527   $     19,868,965   $    40,745,570   $     4,585,561   $     3,371,132
  Payout reserves                             253,288            130,220         5,324,238            60,597           106,819
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $    53,618,815   $     19,999,185   $    46,069,808   $     4,646,158   $     3,477,951
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017       11,719,088          9,208,610         8,265,956         2,688,187         2,572,618

Investments in shares of the
  Underlying Funds, at cost           $    32,822,405   $     18,940,226   $    37,899,955   $     3,096,531   $     2,845,644
Underlying Fund shares held                 2,724,533          1,833,106         2,364,980            73,784            94,715

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                                             INVESCO V.I.         JANUS
                                        INVESCO V.I.    INVESCO V.I. MID        VALUE           HENDERSON           JANUS
                                       GLOBAL HEALTH       CAP GROWTH       OPPORTUNITIES       ENTERPRISE     HENDERSON FORTY
                                         CARE FUND            FUND               FUND         PORTFOLIO (a)     PORTFOLIO (a)
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $     3,540,301   $        354,978   $     3,125,521   $            --   $         5,823
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $     3,540,301   $        354,978   $     3,125,521   $            --   $         5,823
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $     3,493,351   $        354,978   $     3,046,370   $            --   $         5,823
  Payout reserves                              46,950                 --            79,151                --                --
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $     3,540,301   $        354,978   $     3,125,521   $            --   $         5,823
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017        1,641,960            162,121         1,903,795                --             1,980

Investments in shares of the
  Underlying Funds, at cost           $     3,299,535   $        303,514   $     3,028,745   $            --   $         4,204
Underlying Fund shares held                   133,899             64,191           413,429                --               154

--------
(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                           JANUS             JANUS
                                         HENDERSON         HENDERSON
                                         OVERSEAS           RESEARCH        MFS(R) MID CAP     MFS(R) NEW        MFS(R) TOTAL
                                       PORTFOLIO (a)     PORTFOLIO (a)      GROWTH SERIES    DISCOVERY SERIES   RETURN SERIES
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $        19,423   $      4,714,208   $       398,316   $     2,323,253   $     3,487,309
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $        19,423   $      4,714,208   $       398,316   $     2,323,253   $     3,487,309
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $        19,423   $      4,687,973   $       398,316   $     2,319,573   $     3,328,127
  Payout reserves                                  --             26,235                --             3,680           159,182
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $        19,423   $      4,714,208   $       398,316   $     2,323,253   $     3,487,309
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017           10,612          3,403,523           195,007           884,464         1,753,619

Investments in shares of the
  Underlying Funds, at cost           $        18,146   $      3,505,793   $       326,431   $     1,833,464   $     2,899,225
Underlying Fund shares held                       632            132,125            44,307           125,108           143,629

--------
(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                           OPPENHEIMER       OPPENHEIMER
                                                             CAPITAL         CONSERVATIVE                        OPPENHEIMER
                                      MFS(R) UTILITIES    APPRECIATION         BALANCED        OPPENHEIMER     GLOBAL STRATEGIC
                                           SERIES            FUND/VA           FUND/VA        GLOBAL FUND/VA    INCOME FUND/VA
                                      ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $     2,827,847   $      1,404,813   $       876,386   $     4,306,130   $       859,810
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $     2,827,847   $      1,404,813   $       876,386   $     4,306,130   $       859,810
                                      ================  =================  ================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $     2,823,532   $      1,397,671   $       874,583   $     4,167,457   $       857,813
  Payout reserves                               4,315              7,142             1,803           138,673             1,997
                                      ----------------  -----------------  ----------------  ----------------  ----------------
  Net assets                          $     2,827,847   $      1,404,813   $       876,386   $     4,306,130   $       859,810
                                      ================  =================  ================  ================  ================

Units outstanding, December 31, 2017          739,419            682,381           613,172         1,483,679         1,959,216

Investments in shares of the
  Underlying Funds, at cost           $     2,791,775   $      1,056,594   $       752,319   $     3,043,451   $       901,458
Underlying Fund shares held                    97,579             25,593            55,785            91,854           163,152

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

                                                             PIONEER
                                        OPPENHEIMER         EMERGING         PIONEER REAL     T. ROWE PRICE
                                        MAIN STREET        MARKETS VCT      ESTATE SHARES     INTERNATIONAL
                                         FUND(R)/VA       PORTFOLIO (c)     VCT PORTFOLIO    STOCK PORTFOLIO
                                      ----------------  -----------------  ----------------  ----------------
ASSETS:
Investments in shares of the
  Underlying Funds, at fair value     $       884,588   $             --   $     4,832,482   $    12,077,549
                                      ----------------  -----------------  ----------------  ----------------
  Net assets                          $       884,588   $             --   $     4,832,482   $    12,077,549
                                      ================  =================  ================  ================

NET ASSETS BY CATEGORY:
  Accumulation reserves               $       884,588   $             --   $     4,645,734   $    12,016,571
  Payout reserves                                  --                 --           186,748            60,978
                                      ----------------  -----------------  ----------------  ----------------
  Net assets                          $       884,588   $             --   $     4,832,482   $    12,077,549
                                      ================  =================  ================  ================

Units outstanding, December 31, 2017          381,963                 --         1,203,780         5,273,537

Investments in shares of the
  Underlying Funds, at cost           $       678,947   $             --   $     5,432,481   $     9,719,824
Underlying Fund shares held                    27,721                 --           312,985           696,112

--------
(c) Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                      AB VPS
                                         AB VPS GROWTH                         AB VPS LARGE       SMALL/MID CAP
                                           AND INCOME        AB VPS GROWTH      CAP GROWTH       VALUE PORTFOLIO      AB VPS VALUE
                                         PORTFOLIO (b)       PORTFOLIO (b)     PORTFOLIO (b)           (b)            PORTFOLIO (b)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $        157,075   $             --   $             --   $         10,631   $         10,298

EXPENSES:
  Mortality and expense risk fees               147,558                 75            116,325             52,138             10,533
  Other expense fees                             23,598                 23             18,601              8,342              1,685
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              171,156                 98            134,926             60,480             12,218
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (14,081)               (98)          (134,926)           (49,849)            (1,920)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                  1,088,111                851            573,834            216,414                 --
  Net realized gain (loss) from
    sales of investments                      4,077,588              7,257          4,653,714          1,046,367            298,052
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                  5,165,699              8,108          5,227,548          1,262,781            298,052
  Change in unrealized gain (loss)           (3,353,531)            (3,437)        (2,504,684)          (786,505)          (209,295)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                  1,812,168              4,671          2,722,864            476,276             88,757
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $      1,798,087   $          4,573   $      2,587,938   $        426,427   $         86,837
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017


                                         DELAWARE VIP
                                         INTERNATIONAL      DELAWARE VIP                             DEUTSCHE
                                         VALUE EQUITY      SMID CAP CORE      DEUTSCHE CAPITAL  CROCI(R) U.S. VIP    DEUTSCHE SMALL
                                          SERIES (b)       SERIES (a) (b)      GROWTH VIP (b)        (a) (b)         CAP INDEX VIP
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $        179,294   $          3,194   $         21,002   $         13,204   $            198

EXPENSES:
  Mortality and expense risk fees               121,498             38,598             30,649              8,997                105
  Other expense fees                             19,439              6,175              4,904              1,440                 31
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              140,937             44,773             35,553             10,437                136
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 38,357            (41,579)           (14,551)             2,767                 62
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                         --            250,700            222,176                 --                768
  Net realized gain (loss) from
    sales of investments                       (153,214)           721,538            732,569            174,948                 42
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                   (153,214)           972,238            954,745            174,948                810
  Change in unrealized gain (loss)            2,206,997           (453,686)          (380,325)           (40,545)             1,836
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                  2,053,783            518,552            574,420            134,403              2,646
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $      2,092,140   $        476,973   $        559,869   $        137,170   $          2,708
                                       =================  =================  =================  =================  =================

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                        EATON VANCE VT      FIDELITY VIP        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                        FLOATING-RATE     ASSET MANAGER(SM)     CONTRAFUND(R)      EQUITY-INCOME     GROWTH & INCOME
                                         INCOME FUND        PORTFOLIO (b)       PORTFOLIO (b)      PORTFOLIO (b)      PORTFOLIO (b)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $        103,489   $         35,426   $         25,652   $         78,187   $            145

EXPENSES:
  Mortality and expense risk fees                39,772            109,969            164,850            661,472              1,021
  Other expense fees                              6,364             17,595             26,375            105,824                306
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               46,136            127,564            191,225            767,296              1,327
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 57,353            (92,138)          (165,573)          (689,109)            (1,182)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                         --            915,390            554,333            851,964              4,073
  Net realized gain (loss) from
    sales of investments                           (490)           227,455          4,788,961          7,464,791             87,576
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                       (490)         1,142,845          5,343,294          8,316,755             91,649
  Change in unrealized gain (loss)                4,065            (35,567)        (2,872,881)        (3,657,583)           (69,169)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                      3,575          1,107,278          2,470,413          4,659,172             22,480
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $         60,928   $      1,015,140   $      2,304,840   $      3,970,063   $         21,298
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                         FIDELITY VIP
                                            GROWTH           FIDELITY VIP     FIDELITY VIP HIGH                      FIDELITY VIP
                                         OPPORTUNITIES     GROWTH PORTFOLIO   INCOME PORTFOLIO  FIDELITY VIP MID       OVERSEAS
                                         PORTFOLIO (b)           (b)                (b)         CAP PORTFOLIO (b)    PORTFOLIO (b)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $            924   $         72,591   $         86,041   $          5,898   $          2,407

EXPENSES:
  Mortality and expense risk fees                20,331            675,249            171,967             53,233            130,483
  Other expense fees                              3,252            108,037             27,504              8,517             20,876
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               23,583            783,286            199,471             61,750            151,359
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (22,659)          (710,695)          (113,430)           (55,852)          (148,952)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                    217,449          3,577,825                 --            193,354                 --
  Net realized gain (loss) from
    sales of investments                        781,087         33,814,746         (2,641,738)           954,933          2,394,539
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    998,536         37,392,571         (2,641,738)         1,148,287          2,394,539
  Change in unrealized gain (loss)             (501,479)       (19,912,272)         3,515,103           (476,741)           325,137
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                    497,057         17,480,299            873,365            671,546          2,719,676
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $        474,398   $     16,769,604   $        759,935   $        615,694   $      2,570,724
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017


                                                          FT VIP FRANKLIN    FT VIP FRANKLIN
                                         FIDELITY VIP        GROWTH AND         LARGE CAP        FT VIP FRANKLIN    FT VIP FRANKLIN
                                        VALUE STRATEGIES  INCOME VIP FUND     GROWTH VIP FUND     MUTUAL SHARES     SMALL CAP VALUE
                                         PORTFOLIO (b)           (b)                (b)            VIP FUND (b)       VIP FUND (b)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $          3,129   $        149,443   $          3,655   $         61,482   $            131

EXPENSES:
  Mortality and expense risk fees                15,689             30,605              6,903             30,778                334
  Other expense fees                              2,510              4,897              1,105              5,088                 47
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               18,199             35,502              8,008             35,866                381
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (15,070)           113,941             (4,353)            25,616               (250)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                    280,890            155,565             46,709            111,496              1,787
  Net realized gain (loss) from
    sales of investments                        403,330            413,742            118,869            427,267              4,596
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    684,220            569,307            165,578            538,763              6,383
  Change in unrealized gain (loss)             (484,987)          (363,508)           (31,084)          (415,181)            (4,201)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                    199,233            205,799            134,494            123,582              2,182
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $        184,163   $        319,740   $        130,141   $        149,198   $          1,932
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                    GLOBAL ATLANTIC
                                                                                                                       BLACKROCK
                                       FT VIP FRANKLIN         FT VIP        GLOBAL ATLANTIC    GLOBAL ATLANTIC       DISCIPLINED
                                        SMALL-MID CAP        TEMPLETON          BLACKROCK          BLACKROCK         INTERNATIONAL
                                       GROWTH VIP FUND    FOREIGN VIP FUND      ALLOCATION      DISCIPLINED CORE    CORE PORTFOLIO
                                             (b)                (b)           PORTFOLIO (b)      PORTFOLIO (b)            (b)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $             --   $         97,802   $             --   $             --   $             --

EXPENSES:
  Mortality and expense risk fees                94,617             45,098             14,330            128,687             43,952
  Other expense fees                             15,139              7,213              2,292             20,608              7,031
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              109,756             52,311             16,622            149,295             50,983
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (109,756)            45,491            (16,622)          (149,295)           (50,983)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                    783,127                 --                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                       (916,902)           547,741              2,336             69,069              2,364
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                   (133,775)           547,741              2,336             69,069              2,364
  Change in unrealized gain (loss)            1,657,629           (169,889)           213,579          3,306,238            723,650
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                  1,523,854            377,852            215,915          3,375,307            726,014
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $      1,414,098   $        423,343   $        199,293   $      3,226,012   $        675,031
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                         GLOBAL ATLANTIC                                         GLOBAL ATLANTIC    GLOBAL ATLANTIC
                                           BLACKROCK       GLOBAL ATLANTIC    GLOBAL ATLANTIC       BLACKROCK          BLACKROCK
                                        DISCIPLINED MID       BLACKROCK         BLACKROCK       DISCIPLINED VALUE  DISCIPLINED VALUE
                                          CAP GROWTH      DISCIPLINED SMALL   DISCIPLINED U.S.      PORTFOLIO          PORTFOLIO
                                         PORTFOLIO (b)    CAP PORTFOLIO (b)  CORE PORTFOLIO (b)     CLASS I (b)       CLASS II (b)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $             --   $             --   $             --   $             --   $             --

EXPENSES:
  Mortality and expense risk fees                20,621                 51                 85            103,355                 73
  Other expense fees                              3,299                  8                 14             16,534                 22
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               23,920                 59                 99            119,889                 95
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (23,920)               (59)               (99)          (119,889)               (95)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                         --                 --                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                          3,804                  4                  1             36,334                  1
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                      3,804                  4                  1             36,334                  1
  Change in unrealized gain (loss)              310,537                462              1,311          2,950,858              2,194
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                    314,341                466              1,312          2,987,192              2,195
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $        290,421   $            407   $          1,213   $      2,867,303   $          2,100
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                          GLOBAL ATLANTIC    GLOBAL ATLANTIC
                                       GLOBAL ATLANTIC     GOLDMAN SACHS      GOLDMAN SACHS
                                        BLACKROCK HIGH       LARGE CAP        MID CAP VALUE       GOLDMAN SACHS      GOLDMAN SACHS
                                       YIELD PORTFOLIO    GROWTH INSIGHTS       INSIGHTS         VIT CORE FIXED    VIT EQUITY INDEX
                                             (b)           PORTFOLIO (b)       PORTFOLIO (b)       INCOME FUND            FUND
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $             --   $             --   $             --   $        561,601   $      1,047,593

EXPENSES:
  Mortality and expense risk fees                22,107              5,909              5,484            270,413            857,780
  Other expense fees                              3,536                946                877             43,262            137,236
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               25,643              6,855              6,361            313,675            995,016
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (25,643)            (6,855)            (6,361)           247,926             52,577
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                         --                 --                 --                 --          2,966,678
  Net realized gain (loss) from
    sales of investments                            225                830                851             86,716          3,112,963
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                        225                830                851             86,716          6,079,641
  Change in unrealized gain (loss)               61,442             89,417             94,076             25,497          6,126,287
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                     61,667             90,247             94,927            112,213         12,205,928
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $         36,024   $         83,392   $         88,566   $        360,139   $     12,258,505
                                       =================  =================  =================  =================  =================

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                        GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS
                                          VIT GLOBAL       VIT GOVERNMENT       VIT GROWTH      VIT HIGH QUALITY    GOLDMAN SACHS
                                            TRENDS          MONEY MARKET      OPPORTUNITIES      FLOATING RATE       VIT MID CAP
                                       ALLOCATION FUND          FUND               FUND               FUND            VALUE FUND
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $            610   $         96,222   $             --   $        120,072   $        155,827

EXPENSES:
  Mortality and expense risk fees                 2,792            232,714            343,358            120,746            407,165
  Other expense fees                                447             37,214             54,938             19,306             65,138
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                                3,239            269,928            398,296            140,052            472,303
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 (2,629)          (173,706)          (398,296)           (19,980)          (316,476)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                      5,184                 --          2,805,802                 --          1,764,885
  Net realized gain (loss) from
    sales of investments                          4,064                 --            240,418              9,567            257,659
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                      9,248                 --          3,046,220              9,567          2,022,544
  Change in unrealized gain (loss)               17,601                 --          3,446,262             11,310          1,173,967
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                     26,849                 --          6,492,482             20,877          3,196,511
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $         24,220   $       (173,706)  $      6,094,186   $            897   $      2,880,035
                                       =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                           GOLDMAN SACHS
                                        GOLDMAN SACHS      VIT STRATEGIC      GOLDMAN SACHS       INVESCO V.I.
                                        VIT STRATEGIC      INTERNATIONAL     VIT U.S. EQUITY        AMERICAN       INVESCO V.I. CORE
                                         GROWTH FUND        EQUITY FUND       INSIGHTS FUND      FRANCHISE FUND       EQUITY FUND
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $        131,414   $        308,130   $        507,536   $          3,619   $         35,651

EXPENSES:
  Mortality and expense risk fees               643,084            240,295            556,196             57,229             43,008
  Other expense fees                            102,882             38,427             88,988              9,150              6,879
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                              745,966            278,722            645,184             66,379             49,887
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (614,552)            29,408           (137,648)           (62,760)           (14,236)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                  2,257,078                 --          4,671,484            352,961            178,574
  Net realized gain (loss) from
    sales of investments                      2,394,097            (47,267)         1,411,130            225,372             73,309
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                  4,651,175            (47,267)         6,082,614            578,333            251,883
  Change in unrealized gain (loss)            8,672,669          4,171,528          2,887,056            501,793            137,810
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                 13,323,844          4,124,261          8,969,670          1,080,126            389,693
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $     12,709,292   $      4,153,669   $      8,832,022   $      1,017,366   $        375,457
                                       =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                               INVESCO V.I.          JANUS
                                         INVESCO V.I.     INVESCO V.I. MID        VALUE            HENDERSON            JANUS
                                        GLOBAL HEALTH        CAP GROWTH       OPPORTUNITIES        ENTERPRISE      HENDERSON FORTY
                                          CARE FUND             FUND               FUND          PORTFOLIO (a)      PORTFOLIO (a)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $         13,142   $             --   $            475   $             --   $             --

EXPENSES:
  Mortality and expense risk fees                45,059              4,251             38,378                 --                 27
  Other expense fees                              7,208                680              6,136                 --                  8
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               52,267              4,931             44,514                 --                 35
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (39,125)            (4,931)           (44,039)                --                (35)
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                    182,544             21,559                 --                 --                296
  Net realized gain (loss) from
    sales of investments                         39,894              5,682            (25,591)                (6)                 8
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                    222,438             27,241            (25,591)                (6)               304
  Change in unrealized gain (loss)              291,726             40,185            513,753                 --              1,044
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                    514,164             67,426            488,162                 (6)             1,348
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $        475,039   $         62,495   $        444,123   $             (6)  $          1,313
                                       =================  =================  =================  =================  =================

--------
(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                             JANUS              JANUS
                                           HENDERSON          HENDERSON
                                           OVERSEAS           RESEARCH         MFS(R) MID CAP      MFS(R) NEW         MFS(R) TOTAL
                                         PORTFOLIO (a)      PORTFOLIO (a)       GROWTH SERIES     DISCOVERY SERIES    RETURN SERIES
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $            281   $         11,001   $             --   $             --   $         73,579

EXPENSES:
  Mortality and expense risk fees                    88             56,712              5,939             27,844             43,085
  Other expense fees                                 27              9,068                950              4,455              6,894
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                                  115             65,780              6,889             32,299             49,979
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                    166            (54,779)            (6,889)           (32,299)            23,600
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                         --             43,985             29,629             45,549             94,450
  Net realized gain (loss) from
    sales of investments                             (3)           112,708             34,387             54,023             71,127
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                         (3)           156,693             64,016             99,572            165,577
  Change in unrealized gain (loss)                4,316            925,539             48,385            421,710            151,732
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                      4,313          1,082,232            112,401            521,282            317,309
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $          4,479   $      1,027,453   $        105,512   $        488,983   $        340,909
                                       =================  =================  =================  =================  =================

--------
(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             OPPENHEIMER       OPPENHEIMER
                                                               CAPITAL         CONSERVATIVE                          OPPENHEIMER
                                         MFS(R) UTILITIES    APPRECIATION       BALANCED          OPPENHEIMER      GLOBAL STRATEGIC
                                             SERIES            FUND/VA           FUND/VA         GLOBAL FUND/VA     INCOME FUND/VA
                                       -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $        116,515   $            123   $         12,524   $         27,356   $         17,620

EXPENSES:
  Mortality and expense risk fees                36,012             16,800              9,483             48,286             11,100
  Other expense fees                              5,762              2,688              1,517              7,726              1,776
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Total expenses                               41,774             19,488             11,000             56,012             12,876
                                       -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 74,741            (19,365)             1,524            (28,656)             4,744
                                       -----------------  -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                         --            122,456                 --                 --                 --
  Net realized gain (loss) from
    sales of investments                         (2,345)            33,118             20,926            330,175             (5,739)
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                     (2,345)           155,574             20,926            330,175             (5,739)
  Change in unrealized gain (loss)              278,261            155,386             30,874            826,680             40,055
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                    275,916            310,960             51,800          1,156,855             34,316
                                       -----------------  -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $        350,657   $        291,595   $         53,324   $      1,128,199   $         39,060
                                       =================  =================  =================  =================  =================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017

                                                               PIONEER
                                          OPPENHEIMER         EMERGING         PIONEER REAL       T. ROWE PRICE
                                          MAIN STREET        MARKETS VCT       ESTATE SHARES      INTERNATIONAL
                                          FUND(R)/VA        PORTFOLIO (c)      VCT PORTFOLIO     STOCK PORTFOLIO
                                       -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends                            $          8,705   $             --   $        121,734   $        125,836

EXPENSES:
  Mortality and expense risk fees                10,576             46,314             66,790            145,162
  Other expense fees                              1,692              7,410             10,686             23,213
                                       -----------------  -----------------  -----------------  -----------------
    Total expenses                               12,268             53,724             77,476            168,375
                                       -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                 (3,563)           (53,724)            44,258            (42,539)
                                       -----------------  -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Capital gain distributions                     14,278                 --            366,596            463,608
  Net realized gain (loss) from
    sales of investments                         14,253           (268,416)          (124,779)           257,588
                                       -----------------  -----------------  -----------------  -----------------
    Net realized gain (loss)                     28,531           (268,416)           241,817            721,196
  Change in unrealized gain (loss)               91,701          1,365,541           (190,733)         1,960,237
                                       -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gain
      (loss)                                    120,232          1,097,125             51,084          2,681,433
                                       -----------------  -----------------  -----------------  -----------------
    Net increase (decrease) in net
      assets from operations           $        116,669   $      1,043,401   $         95,342   $      2,638,894
                                       =================  =================  =================  =================

--------
(c) Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                             AB VPS GROWTH AND INCOME                                    AB VPS LARGE CAP GROWTH
                                                   PORTFOLIO (b)          AB VPS GROWTH PORTFOLIO (b)          PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (14,081)  $    (79,208)  $        (98)  $        (88)  $   (134,926)  $   (136,371)
  Net realized gain (loss)                    5,165,699      1,188,049          8,108          1,670      5,227,548      1,563,453
  Change in unrealized gain (loss)           (3,353,531)        (2,555)        (3,437)        (1,555)    (2,504,684)    (1,366,533)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           1,798,087      1,106,286          4,573             27      2,587,938         60,549
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           6,391         12,880             --             --          4,357          8,433
  Terminations and withdrawals                 (987,001)      (884,581)            --             --       (804,177)      (668,279)
  Contract benefits                            (185,620)      (180,011)            --             --       (143,311)      (140,187)
  Contract charges                               (5,709)        (6,545)            (7)            (8)        (4,512)        (4,996)
  Net transfers between Sub-Accounts        (13,219,378)      (460,284)       (18,274)            --    (10,681,002)      (201,344)
  Other transfers from (to) the General
    Account                                      20,851          8,547            (13)            --          9,176          7,880
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions              (14,370,466)    (1,509,994)       (18,294)            (8)   (11,619,469)      (998,493)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets     (12,572,379)      (403,708)       (13,721)            19     (9,031,531)      (937,944)

NET ASSETS:
  Beginning of year                          12,572,379     12,976,087         13,721         13,702      9,031,531      9,969,475
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $ 12,572,379   $         --   $     13,721   $         --   $  9,031,531
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                            AB VPS SMALL/MID CAP VALUE                                  DELAWARE VIP INTERNATIONAL
                                                  PORTFOLIO (b)           AB VPS VALUE PORTFOLIO (b)      VALUE EQUITY SERIES (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (49,849)  $    (47,037)  $     (1,920)  $       (260)  $     38,357   $     22,382
  Net realized gain (loss)                    1,262,781        308,217        298,052         42,451       (153,214)      (288,835)
  Change in unrealized gain (loss)             (786,505)       632,502       (209,295)        36,693      2,206,997        542,223
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             426,427        893,682         86,837         78,884      2,092,140        275,770
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           1,288          1,366          1,259            445         11,242         14,371
  Terminations and withdrawals                 (299,074)      (354,857)       (27,237)       (78,539)      (701,128)      (657,013)
  Contract benefits                             (35,548)       (47,949)          (510)       (14,478)      (103,130)      (110,987)
  Contract charges                               (2,428)        (2,509)          (228)          (270)        (4,743)        (5,875)
  Net transfers between Sub-Accounts         (4,654,253)      (204,672)      (918,009)       (93,356)   (12,151,680)       (82,031)
  Other transfers from (to) the General
    Account                                          25            (46)           271            293         39,221         20,429
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (4,989,990)      (608,667)      (944,454)      (185,905)   (12,910,218)      (821,106)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      (4,563,563)       285,015       (857,617)      (107,021)   (10,818,078)      (545,336)

NET ASSETS:
  Beginning of year                           4,563,563      4,278,548        857,617        964,638     10,818,078     11,363,414
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $  4,563,563   $         --   $    857,617   $         --   $ 10,818,078
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                               DELAWARE VIP SMID CAP        DEUTSCHE CAPITAL GROWTH        DEUTSCHE CROCI(R) U.S.
                                                 CORE SERIES (a) (b)                VIP (b)                      VIP (a) (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (41,579)  $    (52,030)  $    (14,551)  $    (17,855)  $      2,767   $     (4,156)
  Net realized gain (loss)                      972,238        577,361        954,745        288,432        174,948         49,656
  Change in unrealized gain (loss)             (453,686)      (315,478)      (380,325)      (202,569)       (40,545)      (101,302)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             476,973        209,853        559,869         68,008        137,170        (55,802)
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                         123,593          6,220          1,093          1,315             55             55
  Terminations and withdrawals                 (182,966)      (332,705)      (199,980)      (243,952)       (38,810)      (192,343)
  Contract benefits                             (16,528)        (2,921)       (26,356)       (31,820)        (4,324)       (20,621)
  Contract charges                                 (791)        (1,089)          (977)        (1,312)          (389)          (467)
  Net transfers between Sub-Accounts         (3,894,090)      (180,981)    (3,057,141)       (45,080)      (930,180)       153,985
  Other transfers from (to) the General
    Account                                       6,475          1,089         23,667            439           (100)            (9)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (3,964,307)      (510,387)    (3,259,694)      (320,410)      (973,748)       (59,400)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      (3,487,334)      (300,534)    (2,699,825)      (252,402)      (836,578)      (115,202)

NET ASSETS:
  Beginning of year                           3,487,334      3,787,868      2,699,825      2,952,227        836,578        951,780
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $  3,487,334   $         --   $  2,699,825   $         --   $    836,578
                                           =============  =============  =============  =============  =============  =============

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                               DEUTSCHE SMALL CAP         EATON VANCE VT FLOATING-          FIDELITY VIP ASSET
                                                    INDEX VIP                 RATE INCOME FUND           MANAGER(SM) PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $         62   $         72   $     57,353   $     67,276   $    (92,138)  $     (3,317)
  Net realized gain (loss)                          810          1,299           (490)       (26,596)     1,142,845        440,553
  Change in unrealized gain (loss)                1,836          1,987          4,065        197,886        (35,567)      (298,212)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                               2,708          3,358         60,928        238,566      1,015,140        139,024
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                              --             --             --          3,188         13,437         14,977
  Terminations and withdrawals                       --             --       (172,341)      (299,462)      (587,690)      (733,539)
  Contract benefits                                  --             --        (46,347)       (41,529)      (245,815)      (173,918)
  Contract charges                                   (8)           (10)          (675)          (741)        (4,536)        (5,787)
  Net transfers between Sub-Accounts                 --             --         72,182       (142,381)   (10,021,362)      (410,074)
  Other transfers from (to) the General
    Account                                          --             --           (811)        15,231         11,609         11,791
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                       (8)           (10)      (147,992)      (465,694)   (10,834,357)    (1,296,550)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets           2,700          3,348        (87,064)      (227,128)    (9,819,217)    (1,157,526)

NET ASSETS:
  Beginning of year                              19,945         16,597      3,205,325      3,432,453      9,819,217     10,976,743
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $     22,645   $     19,945   $  3,118,261   $  3,205,325   $         --   $  9,819,217
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                            FIDELITY VIP CONTRAFUND(R)     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP GROWTH &
                                                  PORTFOLIO (b)                  PORTFOLIO (b)              INCOME PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $   (165,573)  $   (121,942)  $   (689,109)  $    444,953   $     (1,182)  $      1,912
  Net realized gain (loss)                    5,343,294      1,468,188      8,316,755      3,696,445         91,649         12,019
  Change in unrealized gain (loss)           (2,872,881)      (514,360)    (3,657,583)     4,664,287        (69,169)        14,834
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           2,304,840        831,886      3,970,063      8,805,685         21,298         28,765
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           8,547         29,262         89,929        139,456             --             --
  Terminations and withdrawals                 (789,140)    (1,075,380)    (4,075,406)    (4,945,126)            --             --
  Contract benefits                            (146,469)      (173,798)      (736,251)      (606,447)            --             --
  Contract charges                               (3,444)        (4,251)       (31,546)       (38,579)           (18)           (18)
  Net transfers between Sub-Accounts        (15,663,796)      (153,729)   (59,426,943)    (2,377,125)      (241,094)            --
  Other transfers from (to) the General
    Account                                       1,618          4,467        165,957         98,585              4             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions              (16,592,684)    (1,373,429)   (64,014,260)    (7,729,236)      (241,108)           (18)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets     (14,287,844)      (541,543)   (60,044,197)     1,076,449       (219,810)        28,747

NET ASSETS:
  Beginning of year                          14,287,844     14,829,387     60,044,197     58,967,748        219,810        191,063
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $ 14,287,844   $         --   $ 60,044,197   $         --   $    219,810
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                               FIDELITY VIP GROWTH           FIDELITY VIP GROWTH        FIDELITY VIP HIGH INCOME
                                           OPPORTUNITIES PORTFOLIO (b)          PORTFOLIO (b)                 PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (22,659)  $    (24,210)  $   (710,695)  $   (796,183)  $   (113,430)  $    575,854
  Net realized gain (loss)                      998,536        136,946     37,392,571      7,968,233     (2,641,738)      (605,778)
  Change in unrealized gain (loss)             (501,479)      (149,652)   (19,912,272)    (7,709,283)     3,515,103      1,923,523
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             474,398        (36,916)    16,769,604       (537,233)       759,935      1,893,599
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                              --            757         76,026        127,267         19,046         25,781
  Terminations and withdrawals                  (98,474)      (104,687)    (3,811,459)    (4,589,367)    (1,014,743)    (1,260,258)
  Contract benefits                             (41,154)       (19,710)      (890,036)      (535,300)      (205,006)      (256,615
  Contract charges                                 (653)          (802)       (34,482)       (41,166)        (6,751)        (8,530)
  Net transfers between Sub-Accounts         (2,036,141)       (82,389)   (66,653,566)      (751,358)   (15,193,069)      (418,083)
  Other transfers from (to) the General
    Account                                       4,592          3,287        133,932         99,396         64,632        115,249
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (2,171,830)      (203,544)   (71,179,585)    (5,690,528)   (16,335,891)    (1,802,456)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      (1,697,432)      (240,460)   (54,409,981)    (6,227,761)   (15,575,956)        91,143

NET ASSETS:
  Beginning of year                           1,697,432      1,937,892     54,409,981     60,637,742     15,575,956     15,484,813
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $  1,697,432   $         --   $ 54,409,981   $         --   $ 15,575,956
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP MID CAP          FIDELITY VIP OVERSEAS          FIDELITY VIP VALUE
                                                  PORTFOLIO (b)                 PORTFOLIO (b)           STRATEGIES PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (55,852)  $    (53,638)  $   (148,952)  $     (5,923)  $    (15,070)  $     (7,874)
  Net realized gain (loss)                    1,148,287        319,470      2,394,539         17,941        684,220         69,854
  Change in unrealized gain (loss)             (476,741)       182,222        325,137       (807,837)      (484,987)        33,753
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             615,694        448,054      2,570,724       (795,819)       184,163         95,733
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                             182            374         22,434         34,244             --          3,776
  Terminations and withdrawals                 (310,842)      (374,614)      (907,266)    (1,006,332)      (121,983)       (84,141)
  Contract benefits                             (65,358)       (53,975)      (165,367)       (95,887)       (25,086)       (30,256)
  Contract charges                               (1,423)        (1,698)        (7,223)        (8,761)          (399)          (543)
  Net transfers between Sub-Accounts         (4,943,248)      (199,073)   (12,461,899)        75,129     (1,427,749)       (65,074)
  Other transfers from (to) the General
    Account                                         804          1,187         26,449         15,402             (9)           (37)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (5,319,885)      (627,799)   (13,492,872)      (986,205)    (1,575,226)      (176,275)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      (4,704,191)      (179,745)   (10,922,148)    (1,782,024)    (1,391,063)       (80,542)

NET ASSETS:
  Beginning of year                           4,704,191      4,883,936     10,922,148     12,704,172      1,391,063      1,471,605
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $  4,704,191   $         --   $ 10,922,148   $         --   $  1,391,063
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                             FT VIP FRANKLIN GROWTH       FT VIP FRANKLIN LARGE CAP      FT VIP FRANKLIN MUTUAL
                                             AND INCOME VIP FUND (b)         GROWTH VIP FUND (b)           SHARES VIP FUND (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    113,941   $     26,774   $     (4,353)  $     (7,902)  $     25,616   $     15,182
  Net realized gain (loss)                      569,307        217,526        165,578         13,681        538,763        277,785
  Change in unrealized gain (loss)             (363,508)       (11,423)       (31,084)       (26,617)      (415,181)        65,983
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             319,740        232,877        130,141        (20,838)       149,198        358,950
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           2,541          1,150             --             --          2,550            841
  Terminations and withdrawals                 (131,739)      (140,761)       (43,764)       (35,419)      (104,323)      (199,887)
  Contract benefits                              (7,777)        (5,149)            --             --         (3,753)       (97,917)
  Contract charges                                 (725)          (831)          (222)          (221)        (1,194)        (1,250)
  Net transfers between Sub-Accounts         (2,735,674)        21,313       (586,799)       (46,168)    (2,837,808)       (98,387)
  Other transfers from (to) the General
    Account                                       3,619             36            177             (8)           299              5
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (2,869,755)      (124,242)      (630,608)       (81,816)    (2,944,229)      (396,595)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      (2,550,015)       108,635       (500,467)      (102,654)    (2,795,031)       (37,645)

NET ASSETS:
  Beginning of year                           2,550,015      2,441,380        500,467        603,121      2,795,031      2,832,676
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $  2,550,015   $         --   $    500,467   $         --   $  2,795,031
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                            FT VIP FRANKLIN SMALL CAP      FT VIP FRANKLIN SMALL-MID         FT VIP TEMPLETON
                                                 VALUE VIP FUND (b)         CAP GROWTH VIP FUND (b)        FOREIGN VIP FUND (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $       (250)  $       (180)  $   (109,756)  $   (113,213)  $     45,491   $     17,598
  Net realized gain (loss)                        6,383          3,595       (133,775)       711,295        547,741         67,211
  Change in unrealized gain (loss)               (4,201)         2,436      1,657,629       (391,066)      (169,889)       116,629
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                               1,932          5,851      1,414,098        207,016        423,343        201,438
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                              --             --          5,596          5,876          2,536          2,910
  Terminations and withdrawals                       --             --       (550,614)      (489,702)      (221,175)      (192,348)
  Contract benefits                                (378)          (445)       (39,216)       (56,580)       (16,777)       (45,205)
  Contract charges                                   --             --         (3,715)        (4,114)        (1,493)        (1,673)
  Net transfers between Sub-Accounts            (27,592)        (1,246)    (8,416,195)      (180,880)    (3,873,420)      (140,593)
  Other transfers from (to) the General
    Account                                           1              2          2,683          3,869            179          2,320
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                  (27,969)        (1,689)    (9,001,461)      (721,531)    (4,110,150)      (374,589)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets         (26,037)         4,162     (7,587,363)      (514,515)    (3,686,807)      (173,151)

NET ASSETS:
  Beginning of year                              26,037         21,875      7,587,363      8,101,878      3,686,807      3,859,958
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $     26,037   $         --   $  7,587,363   $         --   $  3,686,807
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                               GLOBAL ATLANTIC           GLOBAL ATLANTIC BLACKROCK
                                             GLOBAL ATLANTIC BLACKROCK       BLACKROCK DISCIPLINED       DISCIPLINED INTERNATIONAL
                                              ALLOCATION PORTFOLIO (b)         CORE PORTFOLIO (b)            CORE PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (16,622)  $         --   $   (149,295)  $         --   $    (50,983)  $         --
  Net realized gain (loss)                        2,336             --         69,069             --          2,364             --
  Change in unrealized gain (loss)              213,579             --      3,306,238             --        723,650             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             199,293             --      3,226,012             --        675,031             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           1,001             --          6,960             --          3,970             --
  Terminations and withdrawals                 (148,897)            --       (949,441)            --       (223,040)            --
  Contract benefits                             (14,724)            --       (235,126)            --        (52,583)            --
  Contract charges                                 (470)            --         (4,256)            --         (1,644)            --
  Net transfers between Sub-Accounts          9,858,837             --     92,201,278             --     28,298,463             --
  Other transfers from (to) the General
    Account                                         121             --         67,462             --            364             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                9,695,868             --     91,086,877             --     28,025,530             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       9,895,161             --     94,312,889             --     28,700,561             --

NET ASSETS:
  Beginning of year                                  --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $  9,895,161   $         --   $ 94,312,889   $         --   $ 28,700,561   $         --
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                            GLOBAL ATLANTIC BLACKROCK     GLOBAL ATLANTIC BLACKROCK     GLOBAL ATLANTIC BLACKROCK
                                               DISCIPLINED MID CAP          DISCIPLINED SMALL CAP         DISCIPLINED U.S. CORE
                                              GROWTH PORTFOLIO (b)              PORTFOLIO (b)                 PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (23,920)  $         --   $        (59)  $         --   $        (99)  $         --
  Net realized gain (loss)                        3,804             --              4             --              1             --
  Change in unrealized gain (loss)              310,537             --            462             --          1,311             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             290,421             --            407             --          1,213             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                             719             --             --             --             --             --
  Terminations and withdrawals                 (233,781)            --             --             --             --             --
  Contract benefits                             (23,377)            --           (116)            --             --             --
  Contract charges                                 (458)            --             --             --             --             --
  Net transfers between Sub-Accounts         17,114,739             --         66,617             --        164,161             --
  Other transfers from (to) the General
    Account                                      17,537             --           (364)            --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               16,875,379             --         66,137             --        164,161             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      17,165,800             --         66,544             --        165,374             --

NET ASSETS:
  Beginning of year                                  --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $ 17,165,800   $         --   $     66,544   $         --   $    165,374   $         --
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                             GLOBAL ATLANTIC BLACKROCK     GLOBAL ATLANTIC BLACKROCK
                                                 DISCIPLINED VALUE             DISCIPLINED VALUE         GLOBAL ATLANTIC BLACKROCK
                                               PORTFOLIO CLASS I (b)         PORTFOLIO CLASS II (b)       HIGH YIELD PORTFOLIO (b)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $   (119,889)  $         --   $        (95)  $         --   $    (25,643)  $         --
  Net realized gain (loss)                       36,334             --              1             --            225             --
  Change in unrealized gain (loss)            2,950,858             --          2,194             --         61,442             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           2,867,303             --          2,100             --         36,024             --
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           6,132             --             --             --          1,786             --
  Terminations and withdrawals                 (764,315)            --             --             --       (139,676)            --
  Contract benefits                             (90,305)            --             --             --        (36,044)            --
  Contract charges                               (3,642)            --             --             --           (730)            --
  Net transfers between Sub-Accounts         79,013,079             --        252,701             --     15,425,679             --
  Other transfers from (to) the General
    Account                                      29,350             --             --             --            180             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               78,190,299             --        252,701             --     15,251,195             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      81,057,602             --        254,801             --     15,287,219             --

NET ASSETS:
  Beginning of year                                  --             --             --             --             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $ 81,057,602   $         --   $    254,801   $         --   $ 15,287,219   $         --
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                              GLOBAL ATLANTIC GOLDMAN       GLOBAL ATLANTIC GOLDMAN
                                               SACHS LARGE CAP GROWTH          SACHS MID CAP VALUE           GOLDMAN SACHS VIT
                                               INSIGHTS PORTFOLIO (b)        INSIGHTS PORTFOLIO (b)       CORE FIXED INCOME FUND
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $     (6,855)  $         --   $     (6,361)  $         --   $    247,926   $    132,016
  Net realized gain (loss)                          830             --            851             --         86,716        138,657
  Change in unrealized gain (loss)               89,417             --         94,076             --         25,497         57,877
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                              83,392             --         88,566             --        360,139        328,550
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                              82             --            201             --         25,169         33,965
  Terminations and withdrawals                  (45,863)            --        (49,180)            --     (1,769,016)    (1,919,681)
  Contract benefits                              (2,046)            --           (145)            --       (385,636)      (341,053)
  Contract charges                                 (181)            --           (265)            --        (10,088)       (12,002)
  Net transfers between Sub-Accounts          3,045,814             --      6,061,977             --        507,111       (224,110)
  Other transfers from (to) the General
    Account                                          12             --             28             --         36,557         59,603
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                2,997,818             --      6,012,616             --     (1,595,903)    (2,403,278)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       3,081,210             --      6,101,182             --     (1,235,764)    (2,074,728)

NET ASSETS:
  Beginning of year                                  --             --             --             --     22,328,811     24,403,539
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $  3,081,210   $         --   $  6,101,182   $         --   $ 21,093,047   $ 22,328,811
                                           =============  =============  =============  =============  =============  =============

--------
(b) Fund Substitution. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                            GOLDMAN SACHS VIT
                                            GOLDMAN SACHS VIT EQUITY      GOLDMAN SACHS VIT GLOBAL          GOVERNMENT MONEY
                                                   INDEX FUND              TRENDS ALLOCATION FUND              MARKET FUND
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $     52,577   $    461,318   $     (2,629)  $     (2,801)  $   (173,706)  $   (264,025)
  Net realized gain (loss)                    6,079,641      5,666,276          9,248         (9,873)            --             --
  Change in unrealized gain (loss)            6,126,287       (128,439)        17,601         18,674             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                          12,258,505      5,999,155         24,220          6,000       (173,706)      (264,025)
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                          87,735         85,898             --             --         20,944         79,710
  Terminations and withdrawals               (6,178,748)    (4,622,118)       (10,928)       (36,744)    (2,593,148)    (2,815,805)
  Contract benefits                          (1,827,958)    (1,285,485)            --        (21,183)      (712,171)      (630,056)
  Contract charges                              (38,108)       (41,707)           (19)           (19)       (12,785)       (13,730)
  Net transfers between Sub-Accounts            609,875     (1,554,970)       (33,735)        15,654      5,194,612        176,926
  Other transfers from (to) the General
    Account                                   1,240,499        273,433              1          4,617      1,748,636      2,014,007
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (6,106,705)    (7,144,949)       (44,681)       (37,675)     3,646,088     (1,188,948)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       6,151,800     (1,145,794)       (20,461)       (31,675)     3,472,382     (1,452,973)

NET ASSETS:
  Beginning of year                          65,550,021     66,695,815        228,733        260,408     18,041,835     19,494,808
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $ 71,701,821   $ 65,550,021   $    208,272   $    228,733   $ 21,514,217   $ 18,041,835
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                             GOLDMAN SACHS VIT GROWTH       GOLDMAN SACHS VIT HIGH       GOLDMAN SACHS VIT MID CAP
                                                OPPORTUNITIES FUND        QUALITY FLOATING RATE FUND            VALUE FUND
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $   (398,296)  $   (392,751)  $    (19,980)  $    (51,449)  $   (316,476)  $   (108,980)
  Net realized gain (loss)                    3,046,220       (123,015)         9,567          6,312      2,022,544       (202,800)
  Change in unrealized gain (loss)            3,446,262        485,917         11,310         (7,557)     1,173,967      3,867,058
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           6,094,186        (29,849)           897        (52,694)     2,880,035      3,555,278
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                          15,916         29,912         17,419         24,687         26,547         53,888
  Terminations and withdrawals               (2,251,159)    (2,271,746)      (942,682)      (802,328)    (2,503,440)    (2,559,283)
  Contract benefits                            (282,818)      (379,521)      (179,715)      (151,487)      (408,526)      (356,146)
  Contract charges                              (13,952)       (15,643)        (5,397)        (6,222)       (16,265)       (18,340)
  Net transfers between Sub-Accounts           (623,325)      (434,200)       284,885       (414,660)      (295,066)      (808,036)
  Other transfers from (to) the General
    Account                                      39,117         28,658         10,442          8,198         54,718         46,489
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (3,116,221)    (3,042,540)      (815,048)    (1,341,812)    (3,142,032)    (3,641,428)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       2,977,965     (3,072,389)      (814,151)    (1,394,506)      (261,997)       (86,150)

NET ASSETS:
  Beginning of year                          25,452,280     28,524,669     10,018,570     11,413,076     32,896,230     32,982,380
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $ 28,430,245   $ 25,452,280   $  9,204,419   $ 10,018,570   $ 32,634,233   $ 32,896,230
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                              GOLDMAN SACHS VIT
                                                 GOLDMAN SACHS VIT          STRATEGIC INTERNATIONAL           GOLDMAN SACHS VIT
                                               STRATEGIC GROWTH FUND              EQUITY FUND            U.S. EQUITY INSIGHTS FUND
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $   (614,552)  $   (516,185)  $     29,408   $     59,366   $   (137,648)  $   (160,364)
  Net realized gain (loss)                    4,651,175      1,359,453        (47,267)      (296,430)     6,082,614      2,027,826
  Change in unrealized gain (loss)            8,672,669       (828,612)     4,171,528       (593,187)     2,887,056      1,620,873
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                          12,709,292         14,656      4,153,669       (830,251)     8,832,022      3,488,335
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                          82,466         97,511         27,255         29,937         47,959        110,120
  Terminations and withdrawals               (3,992,303)    (3,845,857)    (1,397,892)    (1,284,231)    (4,078,003)    (3,149,726)
  Contract benefits                            (734,820)      (455,014)      (168,733)      (184,913)    (1,669,832)    (1,195,884)
  Contract charges                              (36,143)       (39,477)       (11,282)       (12,307)       (26,219)       (28,183)
  Net transfers between Sub-Accounts         (1,087,630)      (483,495)      (308,420)       180,300        (74,753)      (615,553)
  Other transfers from (to) the General
    Account                                     103,216         45,385         23,891         32,991        948,849        203,503
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (5,665,214)    (4,680,947)    (1,835,181)    (1,238,223)    (4,851,999)    (4,675,723)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       7,044,078     (4,666,291)     2,318,488     (2,068,474)     3,980,023     (1,187,388)

NET ASSETS:
  Beginning of year                          46,574,737     51,241,028     17,680,697     19,749,171     42,089,785     43,277,173
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $ 53,618,815   $ 46,574,737   $ 19,999,185   $ 17,680,697   $ 46,069,808   $ 42,089,785
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                               INVESCO V.I. AMERICAN       INVESCO V.I. CORE EQUITY     INVESCO V.I. GLOBAL HEALTH
                                                  FRANCHISE FUND                      FUND                        CARE FUND
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (62,760)  $    (61,462)  $    (14,236)  $    (24,800)  $    (39,125)  $    (55,181)
  Net realized gain (loss)                      578,333        518,808        251,883        344,441        222,438        646,411
  Change in unrealized gain (loss)              501,793       (433,648)       137,810        (28,412)       291,726     (1,126,055)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           1,017,366         23,698        375,457        291,229        475,039       (534,825)
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           6,798          8,730          2,209          1,755          2,243          2,510
  Terminations and withdrawals                 (285,921)      (304,133)      (235,854)      (261,506)      (207,902)      (408,396)
  Contract benefits                            (126,360)       (33,598)       (49,435)       (81,464)       (82,919)       (69,877)
  Contract charges                               (1,922)        (2,190)        (1,434)        (1,622)        (1,647)        (1,899)
  Net transfers between Sub-Accounts           (121,427)       (78,214)        28,381       (214,547)      (113,052)       151,663
  Other transfers from (to) the General
    Account                                      10,383          4,442         10,364          7,856            571          6,261
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                 (518,449)      (404,963)      (245,769)      (549,528)      (402,706)      (319,738)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets         498,917       (381,265)       129,688       (258,299)        72,333       (854,563)

NET ASSETS:
  Beginning of year                           4,147,241      4,528,506      3,348,263      3,606,562      3,467,968      4,322,531
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $  4,646,158   $  4,147,241   $  3,477,951   $  3,348,263   $  3,540,301   $  3,467,968
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                              INVESCO V.I. MID CAP           INVESCO V.I. VALUE              JANUS HENDERSON
                                                   GROWTH FUND               OPPORTUNITIES FUND         ENTERPRISE PORTFOLIO (a)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $     (4,931)  $     (4,882)  $    (44,039)  $    (39,686)  $         --   $         --
  Net realized gain (loss)                       27,241         38,258        (25,591)       815,144             (6)            --
  Change in unrealized gain (loss)               40,185        (36,116)       513,753       (329,467)            --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                              62,495         (2,740)       444,123        445,991             (6)            --
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           1,700          1,455          3,401          3,099             --             --
  Terminations and withdrawals                  (26,275)       (24,197)      (205,052)      (174,212)            --             --
  Contract benefits                                  --           (594)       (57,997)       (23,719)            --             --
  Contract charges                                  (64)           (85)        (1,245)        (1,283)            --             --
  Net transfers between Sub-Accounts             (1,996)        (4,615)      (108,528)      (189,696)            --             --
  Other transfers from (to) the General
    Account                                         389            383          5,668            332              6             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                  (26,246)       (27,653)      (363,753)      (385,479)             6             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets          36,249        (30,393)        80,370         60,512             --             --

NET ASSETS:
  Beginning of year                             318,729        349,122      3,045,151      2,984,639             --             --
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $    354,978   $    318,729   $  3,125,521   $  3,045,151   $         --   $         --
                                           =============  =============  =============  =============  =============  =============

--------
(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                              JANUS HENDERSON FORTY       JANUS HENDERSON OVERSEAS      JANUS HENDERSON RESEARCH
                                                  PORTFOLIO (a)                 PORTFOLIO (a)                 PORTFOLIO (a)
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $        (35)  $        (29)  $        166   $        588   $    (54,779)  $    (48,527)
  Net realized gain (loss)                          304            614             (3)           452        156,693        346,710
  Change in unrealized gain (loss)                1,044           (529)         4,316         (2,221)       925,539       (361,850)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                               1,313             56          4,479         (1,181)     1,027,453        (63,667)
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                              --             --             --             --          3,400         10,295
  Terminations and withdrawals                       --             --             --             --       (306,630)      (489,772)
  Contract benefits                                  --             --             --             --        (49,700)       (83,233)
  Contract charges                                   (1)            (2)            (9)            (7)        (2,281)        (2,576)
  Net transfers between Sub-Accounts                 --             --             --             --       (159,253)       (92,938)
  Other transfers from (to) the General
    Account                                           1             --             --             --            563          8,967
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                       --             (2)            (9)            (7)      (513,901)      (649,257)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets           1,313             54          4,470         (1,188)       513,552       (712,924)

NET ASSETS:
  Beginning of year                               4,510          4,456         14,953         16,141      4,200,656      4,913,580
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $      5,823   $      4,510   $     19,423   $     14,953   $  4,714,208   $  4,200,656
                                           =============  =============  =============  =============  =============  =============

--------
(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                              MFS(R) MID CAP GROWTH         MFS(R) NEW DISCOVERY           MFS(R) TOTAL RETURN
                                                     SERIES                        SERIES                        SERIES
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $     (6,889)  $     (7,116)  $    (32,299)  $    (32,219)  $     23,600   $     43,858
  Net realized gain (loss)                       64,016         45,104         99,572         97,204        165,577        209,522
  Change in unrealized gain (loss)               48,385        (23,702)       421,710         84,610        151,732         (9,539)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             105,512         14,286        488,983        149,595        340,909        243,841
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                              --             --          1,065          1,579          6,286          1,185
  Terminations and withdrawals                  (47,680)       (17,599)      (153,093)      (300,706)      (214,654)      (431,364)
  Contract benefits                             (39,947)          (579)       (28,484)       (68,530)       (13,164)       (40,960)
  Contract charges                                 (188)          (219)          (378)          (417)        (1,178)        (1,217)
  Net transfers between Sub-Accounts           (113,529)       (19,919)       (93,946)       (20,635)       (69,564)      (131,266)
  Other transfers from (to) the General
    Account                                      12,773             (7)           304          7,431            981          1,094
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                 (188,571)       (38,323)      (274,532)      (381,278)      (291,293)      (602,528)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets         (83,059)       (24,037)       214,451       (231,683)        49,616       (358,687)

NET ASSETS:
  Beginning of year                             481,375        505,412      2,108,802      2,340,485      3,437,693      3,796,380
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $    398,316   $    481,375   $  2,323,253   $  2,108,802   $  3,487,309   $  3,437,693
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                             OPPENHEIMER CAPITAL        OPPENHEIMER CONSERVATIVE
                                             MFS(R) UTILITIES SERIES        APPRECIATION FUND/VA            BALANCED FUND/VA
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $     74,741   $     65,426   $    (19,365)  $    (17,108)  $      1,524   $      5,839
  Net realized gain (loss)                       (2,345)        24,579        155,574        172,007         20,926         19,151
  Change in unrealized gain (loss)              278,261        183,707        155,386       (213,172)        30,874          5,605
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                             350,657        273,712        291,595        (58,273)        53,324         30,595
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           5,772            706             --          4,757          3,500             --
  Terminations and withdrawals                 (278,550)      (291,016)       (72,097)      (117,298)       (46,741)       (21,093)
  Contract benefits                              (3,431)       (41,657)        (4,630)       (17,929)        (1,365)       (29,308)
  Contract charges                                 (749)          (868)          (330)          (470)          (285)          (327)
  Net transfers between Sub-Accounts           (134,940)        (4,077)       (27,488)       (20,067)       136,046        117,616
  Other transfers from (to) the General
    Account                                         411          7,002              4            (14)           (21)             1
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                 (411,487)      (329,910)      (104,541)      (151,021)        91,134         66,889
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets         (60,830)       (56,198)       187,054       (209,294)       144,458         97,484

NET ASSETS:
  Beginning of year                           2,888,677      2,944,875      1,217,759      1,427,053        731,928        634,444
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $  2,827,847   $  2,888,677   $  1,404,813   $  1,217,759   $    876,386   $    731,928
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                               OPPENHEIMER GLOBAL            OPPENHEIMER GLOBAL          OPPENHEIMER MAIN STREET
                                                     FUND/VA              STRATEGIC INCOME FUND/VA             FUND(R)/VA
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (28,656)  $    (24,837)  $      4,744   $     28,494   $     (3,563)  $     (4,823)
  Net realized gain (loss)                      330,175        321,434         (5,739)       (18,360)        28,531        124,946
  Change in unrealized gain (loss)              826,680       (378,166)        40,055         32,598         91,701        (49,038)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           1,128,199        (81,569)        39,060         42,732        116,669         71,085
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           1,236          3,789             --          2,140             --             10
  Terminations and withdrawals                 (283,119)      (324,847)       (60,094)       (82,757)       (35,389)       (58,727)
  Contract benefits                             (65,609)       (83,927)        (1,026)       (10,257)          (254)       (11,417)
  Contract charges                                 (790)          (845)          (279)          (350)          (199)          (210)
  Net transfers between Sub-Accounts             (4,607)       (42,506)          (980)         4,003          8,955        (50,488)
  Other transfers from (to) the General
    Account                                         505          6,744             58             (3)           761          3,376
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions                 (352,384)      (441,592)       (62,321)       (87,224)       (26,126)      (117,456)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets         775,815       (523,161)       (23,261)       (44,492)        90,543        (46,371)

NET ASSETS:
  Beginning of year                           3,530,315      4,053,476        883,071        927,563        794,045        840,416
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $  4,306,130   $  3,530,315   $    859,810   $    883,071   $    884,588   $    794,045
                                           =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                            PIONEER EMERGING MARKETS         PIONEER REAL ESTATE       T. ROWE PRICE INTERNATIONAL
                                                VCT PORTFOLIO (c)           SHARES VCT PORTFOLIO             STOCK PORTFOLIO
                                           ----------------------------  ----------------------------  ----------------------------
                                               2017           2016           2017           2016           2017           2016
                                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)             $    (53,724)  $    (53,296)  $     44,258   $    103,813   $    (42,539)  $    (48,084)
  Net realized gain (loss)                     (268,416)      (249,459)       241,817      1,117,395        721,196        496,020
  Change in unrealized gain (loss)            1,365,541        498,188       (190,733)      (984,851)     1,960,237       (369,783)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from operations                           1,043,401        195,433         95,342        236,357      2,638,894         78,153
                                           -------------  -------------  -------------  -------------  -------------  -------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                           5,302          3,451          2,245          3,251         11,227         19,230
  Terminations and withdrawals                 (276,692)      (342,411)      (276,888)      (546,751)      (798,596)      (794,708)
  Contract benefits                             (43,303)       (66,849)      (127,358)       (59,773)      (107,495)       (98,498)
  Contract charges                               (1,894)        (2,196)        (1,886)        (2,149)        (5,797)        (6,130)
  Net transfers between Sub-Accounts         (4,777,238)        33,867       (532,360)      (212,461)      (185,067)      (287,252)
  Other transfers from (to) the General
    Account                                        (231)         9,073         35,362          3,308          4,227         19,104
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets
    from Contract transactions               (5,094,056)      (365,065)      (900,885)      (814,575)    (1,081,501)    (1,148,254)
                                           -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets      (4,050,655)      (169,632)      (805,543)      (578,218)     1,557,393     (1,070,101)

NET ASSETS:
  Beginning of year                           4,050,655      4,220,287      5,638,025      6,216,243     10,520,156     11,590,257
                                           -------------  -------------  -------------  -------------  -------------  -------------
  End of year                              $         --   $  4,050,655   $  4,832,482   $  5,638,025   $ 12,077,549   $ 10,520,156
                                           =============  =============  =============  =============  =============  =============

--------
(c) Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.


SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 1 - ORGANIZATION

Separate Account VA-K (the "Separate Account"), which is a funding vehicle for the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990, for the purpose of separating from the general assets of Commonwealth Annuity (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of Common-wealth Annuity, is a wholly-owned indirect subsidiary of GAFG. Global Atlantic Distributors, LLC, was known as Forethought Distributors, LLC, until May 1, 2016.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Seventy-three Sub-Accounts are currently offered by the Separate Account, of which sixty-eight had activity during the year. Five Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2017. The five Sub-Accounts are as follows:

SUB-ACCOUNTS
Deutsche Equity 500 Index VIP
Deutsche Government & Agency Securities VIP
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Global Atlantic Goldman Sachs Global Equity Insights Portfolio
Pioneer Fund VCT Portfolio

Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
AB Variable Products Series Fund, Inc.
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
Delaware VIP Trust
Deutsche Investment VIT Funds
Deutsche Variable Series I
Deutsche Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Global Atlantic Portfolios

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 1 - ORGANIZATION (CONTINUED)

FUND GROUPS (CONTINUED)
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in an Underlying Fund as follows:

UNDERLYING FUND                                                                               CLASS
--------------------------------------------------------------------------------  ------------------------------
AB VPS Growth and Income Portfolio                                                Class B
AB VPS Growth Portfolio                                                           Class B
AB VPS Large Cap Growth Portfolio                                                 Class B
AB VPS Small/Mid Cap Value Portfolio                                              Class B
AB VPS Value Portfolio                                                            Class B
Delaware VIP International Value Equity Series                                    Standard Class
Delaware VIP Smid Cap Core Series                                                 Service Class
Deutsche Capital Growth VIP                                                       Class A
Deutsche CROCI(R) U.S. VIP                                                        Class A
Deutsche Equity 500 Index VIP                                                     Class A
Deutsche Government & Agency Securities VIP                                       Class A
Deutsche Small Cap Index VIP                                                      Class A
Eaton Vance VT Floating-Rate Income Fund                                          --
Fidelity VIP Asset Manager(SM) Portfolio                                          Initial Class
Fidelity VIP Contrafund(R) Portfolio                                              Service Class 2
Fidelity VIP Equity-Income Portfolio                                              Initial Class
Fidelity VIP Growth & Income Portfolio                                            Service Class 2
Fidelity VIP Growth Opportunities Portfolio                                       Service Class 2
Fidelity VIP Growth Portfolio                                                     Initial Class
Fidelity VIP High Income Portfolio                                                Initial Class
Fidelity VIP Mid Cap Portfolio                                                    Service Class 2
Fidelity VIP Overseas Portfolio                                                   Initial Class
Fidelity VIP Value Strategies Portfolio                                           Service Class 2
FT VIP Franklin Growth and Income VIP Fund                                        Class 2
FT VIP Franklin Large Cap Growth VIP Fund                                         Class 2
FT VIP Franklin Mutual Shares VIP Fund                                            Class 2
FT VIP Franklin Small Cap Value VIP Fund                                          Class 2
FT VIP Franklin Small-Mid Cap Growth VIP Fund                                     Class 2
FT VIP Templeton Foreign VIP Fund                                                 Class 2
Global Atlantic BlackRock Allocation Portfolio                                    Class I
Global Atlantic BlackRock Disciplined Core Portfolio                              Class I
Global Atlantic BlackRock Disciplined International Core Portfolio                Class I
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio                    Class I
Global Atlantic BlackRock Disciplined Small Cap Portfolio                         Class II
Global Atlantic BlackRock Disciplined U.S. Core Portfolio                         Class II
Global Atlantic BlackRock Disciplined Value Portfolio                             Class I
Global Atlantic BlackRock Disciplined Value Portfolio                             Class II
Global Atlantic BlackRock High Yield Portfolio                                    Class I
Global Atlantic Goldman Sachs Core Fixed Income Portfolio                         Class I
Global Atlantic Goldman Sachs Global Equity Insights Portfolio                    Class II

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 1 - ORGANIZATION (CONTINUED)

UNDERLYING FUND (CONTINUED)                                                                   CLASS
--------------------------------------------------------------------------------  ------------------------------
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio                 Class I
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio                    Class II
Goldman Sachs VIT Core Fixed Income Fund                                          Service Shares
Goldman Sachs VIT Equity Index Fund                                               Service Shares
Goldman Sachs VIT Global Trends Allocation Fund                                   Service Shares
Goldman Sachs VIT Government Money Market Fund                                    Service Shares
Goldman Sachs VIT Growth Opportunities Fund                                       Service Shares
Goldman Sachs VIT High Quality Floating Rate Fund                                 Service Shares
Goldman Sachs VIT Mid Cap Value Fund                                              Service Shares
Goldman Sachs VIT Strategic Growth Fund                                           Service Shares
Goldman Sachs VIT Strategic International Equity Fund                             Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund                                       Service Shares
Invesco V.I. American Franchise Fund                                              Series I Shares
Invesco V.I. Core Equity Fund                                                     Series I Shares
Invesco V.I. Global Health Care Fund                                              Series I Shares
Invesco V.I. Mid Cap Growth Fund                                                  Series II Shares
Invesco V.I. Value Opportunities Fund                                             Series II Shares
Janus Henderson Enterprise Portfolio                                              Service Shares
Janus Henderson Forty Portfolio                                                   Service Shares
Janus Henderson Overseas Portfolio                                                Service Shares
Janus Henderson Research Portfolio                                                Service Shares
MFS(R) Mid Cap Growth Series                                                      Service Class
MFS(R) New Discovery Series                                                       Service Class
MFS(R) Total Return Series                                                        Service Class
MFS(R) Utilities Series                                                           Service Class
Oppenheimer Capital Appreciation Fund/VA                                          Service Shares
Oppenheimer Conservative Balanced Fund/VA                                         Service Shares
Oppenheimer Global Fund/VA                                                        Service Shares
Oppenheimer Global Strategic Income Fund/VA                                       Service Shares
Oppenheimer Main Street Fund(R)/VA                                                Service Shares
Pioneer Emerging Markets VCT Portfolio                                            Class II
Pioneer Fund VCT Portfolio                                                        Class II
Pioneer Real Estate Shares VCT Portfolio                                          Class II
T. Rowe Price International Stock Portfolio                                       --

In 2017 the following Sub-Accounts were renamed:

DATE                                                NEW NAME                                         OLD NAME
--------------------------------  ----------------------------------------------  -----------------------------------------------
April 28, 2017                    Delaware VIP Smid Cap Core Series               Delaware VIP Smid Cap Growth Series
May 1, 2017                       Deutsche CROCI(R) U.S. VIP                      Deutsche Large Cap Value VIP
June 5, 2017                      Janus Henderson Enterprise Portfolio            Janus Aspen Enterprise Portfolio
June 5, 2017                      Janus Henderson Forty Portfolio                 Janus Aspen Forty Portfolio
June 5, 2017                      Janus Henderson Overseas Portfolio              Janus Aspen Overseas Portfolio
June 5, 2017                      Janus Henderson Research Portfolio              Janus Aspen Janus Portfolio

On May 23, 2017, the SEC granted an order allowing Commonwealth Annuity to substitute certain variable investment options in which Sub-Accounts of the Separate Account invest (the "Existing Funds") with new variable investment options (the "Replacement Funds"). The Replacement Funds are series of the Forethought Variable Insurance Trust (FVIT) and are advised by Global Atlantic Investment Advisors, LLC (GAIA) and sub-advised by either BlackRock Investment Management, LLC or Goldman Sachs Asset Management, L.P. (GSAM). See Note 3 for additional information. Substitutions will occur over the course of multiple rounds in

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 1 - ORGANIZATION (CONTINUED)

2017 and 2018. All of the Replacement Funds noted below were available as investment options as of November 3, 2017.

In 2017 the following Sub-Accounts were substituted:

DATE                                        REPLACEMENT FUND                                     EXISTING FUND
--------------------------  -------------------------------------------------  --------------------------------------------------
November 3, 2017            Global Atlantic BlackRock Disciplined              Delaware VIP International Value Equity Series
                              International Core Portfolio
November 3, 2017            Global Atlantic BlackRock Disciplined Mid Cap      Delaware VIP Smid Cap Core Series
                              Growth Portfolio
November 3, 2017            Global Atlantic BlackRock Disciplined Value        Deutsche CROCI(R) U.S. VIP
                              Portfolio Class I
November 3, 2017            Global Atlantic Goldman Sachs Large Cap Growth     Deutsche Capital Growth VIP
                              Insights Portfolio
November 17, 2017           Global Atlantic BlackRock Allocation Portfolio     Fidelity VIP Asset Manager(SM) Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined Core         Fidelity VIP Growth Portfolio
                              Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined Core         Fidelity VIP Contrafund(R) Portfolio
                              Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined Core         Fidelity VIP Growth & Income Portfolio
                              Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined Core         Fidelity VIP Growth Opportunities Portfolio
                              Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined              Fidelity VIP Overseas Portfolio
                              International Core Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined Mid Cap      Fidelity VIP Mid Cap Portfolio
                              Growth Portfolio
November 17, 2017           Global Atlantic BlackRock Disciplined Value        Fidelity VIP Equity-Income Portfolio
                              Portfolio Class I
November 17, 2017           Global Atlantic BlackRock High Yield Portfolio     Fidelity VIP High Income Portfolio
November 17, 2017           Global Atlantic Goldman Sachs Mid Cap Value        Fidelity VIP Value Strategies Portfolio
                              Insights Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined Core         AB VPS Large Cap Growth Portfolio
                              Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined Core         FT VIP Franklin Large Cap Growth VIP Fund
                              Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined Core         Pioneer Fund VCT Portfolio
                              Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined              FT VIP Templeton Foreign VIP Fund
                              International Core Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined Mid Cap      FT VIP Franklin Small-Mid Cap Growth VIP Fund
                              Growth Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined Small Cap    FT VIP Franklin Small Cap Value VIP Fund
                              Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined U.S. Core    AB VPS Growth Portfolio
                              Portfolio
December 8, 2017            Global Atlantic BlackRock Disciplined Value        AB VPS Value Portfolio
                              Portfolio Class I
December 8, 2017            Global Atlantic BlackRock Disciplined Value        AB VPS Growth and Income Portfolio
                              Portfolio Class I

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 1 - ORGANIZATION (CONTINUED)

FUND SUBSTITUTION (CONTINUED)

DATE                                        REPLACEMENT FUND                                     EXISTING FUND
--------------------------  -------------------------------------------------  --------------------------------------------------
December 8, 2017            Global Atlantic BlackRock Disciplined Value        FT VIP Franklin Mutual Shares VIP Fund
                              Portfolio Class I
December 8, 2017            Global Atlantic BlackRock Disciplined Value        FT VIP Franklin Growth and Income VIP Fund
                              Portfolio Class I
December 8, 2017            Global Atlantic BlackRock Disciplined Value        FT VIP Franklin Mutual Shares VIP Fund
                              Portfolio Class II
December 8, 2017            Global Atlantic Goldman Sachs Mid Cap Value        AB VPS Small/Mid Cap Value Portfolio
                              Insights Portfolio

In 2018 the following Sub-Accounts will be substituted:

DATE                                        REPLACEMENT FUND                                     EXISTING FUND
--------------------------  -------------------------------------------------  --------------------------------------------------
March 2, 2018               Global Atlantic BlackRock Disciplined Core         Goldman Sachs VIT Strategic Growth Fund
                              Portfolio
March 2, 2018               Global Atlantic BlackRock Disciplined Core         Goldman Sachs VIT U.S. Equity Insights Fund
                              Portfolio
March 2, 2018               Global Atlantic BlackRock Disciplined              Goldman Sachs VIT Strategic International Equity
                              International Core Portfolio                       Fund
March 2, 2018               Global Atlantic BlackRock Disciplined Mid Cap      Goldman Sachs VIT Growth Opportunities Fund
                              Growth Portfolio
March 2, 2018               Global Atlantic Goldman Sachs Core Fixed Income    Goldman Sachs VIT Core Fixed Income Fund
                              Portfolio
March 2, 2018               Global Atlantic Goldman Sachs Mid Cap Value        Goldman Sachs VIT Mid Cap Value Fund
                              Insights Portfolio
March 16, 2018              Global Atlantic BlackRock Allocation Portfolio     MFS(R) Total Return Series
March 16, 2018              Global Atlantic BlackRock Disciplined Core         Invesco V.I. American Franchise Fund
                              Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Core         Invesco V.I. Core Equity Fund
                              Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Core         Oppenheimer Capital Appreciation Fund/VA
                              Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined              T. Rowe Price International Stock Portfolio
                              International Core Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Mid Cap      Invesco V.I. Mid Cap Growth Fund
                              Growth Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Mid Cap      Janus Henderson Enterprise Portfolio
                              Growth Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Mid Cap      MFS(R) Mid Cap Growth Series
                              Growth Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Small Cap    MFS(R) New Discovery Series
                              Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined U.S. Core    Oppenheimer Main Street Fund(R)/VA
                              Portfolio
March 16, 2018              Global Atlantic BlackRock Disciplined Value        Invesco V.I. Value Opportunities Fund
                              Portfolio Class I
March 16, 2018              Global Atlantic Goldman Sachs Global Equity        Oppenheimer Global Fund/VA
                              Insights Portfolio

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 1 - ORGANIZATION (CONTINUED)

FUND SUBSTITUTION (CONTINUED)

DATE                                        REPLACEMENT FUND                                     EXISTING FUND
--------------------------  -------------------------------------------------  --------------------------------------------------
March 16, 2018              Global Atlantic Goldman Sachs Large Cap Growth     Janus Henderson Research Portfolio
                              Insights Portfolio

In 2017 the following Sub-Account was liquidated:

DATE                                     LIQUIDATED SUB-ACCOUNT
--------------------------  -------------------------------------------------
November 1, 2017            Pioneer Emerging Markets VCT Portfolio

From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNTS
Eaton Vance VT Floating-Rate Income Fund
FT VIP Franklin Small Cap Value VIP Fund
Janus Henderson Overseas Portfolio

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS

For the year ended December 31, 2017, Commonwealth Annuity evaluated subsequent events through March 29, 2018; the issuance date of the financial statements. No subsequent events required disclosure.

INVESTMENTS

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

                        Basis of Fair Value Measurement

       Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

       Level 2 Inputs to valuation techniques are observable either directly or indirectly.

       Level 3 One or more inputs to valuation techniques are both significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

ANNUITIZED CONTRACTS

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0, or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

STATEMENTS OF CHANGES IN NET ASSETS

Contract owners may allocate their Contract values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account and GPA) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity,

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2017.

DIVERSIFICATION REQUIREMENT

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When Contract value has been allocated to more than one investment option, Contract deductions are made from each on a pro-rata basis. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual Contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

                       COMMONWEALTH                                             COMMONWEALTH
                          ANNUITY         COMMONWEALTH                             ANNUITY
                       ADVANTAGE AND         ANNUITY         COMMONWEALTH      PREMIER CHOICE      COMMONWEALTH         DIRECTED
                        EXECANNUITY         IMMEDIATE           ANNUITY        (WITH OPTIONAL      ANNUITY VALUE        ADVISORY
                           PLUS             ADVANTAGE       PREMIER CHOICE         RIDER)           GENERATION         SOLUTIONS
                     -----------------  -----------------  -----------------  -----------------  -----------------  ----------------
Mortality and Expense Risk
  Frequency                Daily              Daily              Daily              Daily              Daily             Daily
  Deduction Method    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value   Unit Fair Value
  Rate (Annual)            1.25%              1.25%              1.30%              1.30%              0.65%             0.50%

Administrative Expense
  Frequency                Daily              Daily              Daily              Daily              Daily             Daily
  Deduction Method    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value    Unit Fair Value   Unit Fair Value
  Rate (Annual)            0.20%              0.20%              0.20%              0.20%              0.15%             0.15%

Contract Fee
  Frequency            Annually, and           N/A           Annually, and      Annually, and      Annually, and     Annually, and
                         upon full                             upon full          upon full          upon full         upon full
                     surrender of the                      surrender of the   surrender of the   surrender of the   surrender of the
                         Contract                              Contract           Contract           Contract           Contract
  Deduction Method      Individual             N/A            Individual         Individual         Individual         Individual
                         Contract                              Contract           Contract           Contract           Contract
  Maximum Annual Fee        $30                N/A                $35                $35                $35               $35


Optional Rider Fees
  Frequency               Monthly              N/A                N/A               Daily             Monthly           Monthly
  Deduction Method      Individual             N/A                N/A          Unit Fair Value      Individual         Individual
                         Contract                                                                    Contract           Contract
  Rate (Annual)         0.15%-0.50%            N/A                N/A               0.25%              0.25%          0.15%-0.25%

A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

GAIA is the investment adviser to FVIT. GAIA, an affiliate of Commonwealth Annuity, is a wholly owned indirect subsidiary of GAFG. During the year ended December 31, 2017, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.22% to 0.63% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate ranging from 0.00% 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

GSAM, a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2017, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.21% to 1.00% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate ranging from 0.15% to 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 4 - CHANGES IN UNITS OUTSTANDING

The changes in units outstanding were as follows:

                                                                     2017                                  2016
                                                      ------------------------------------ -------------------------------------
                                                                                  NET                                   NET
                                                        UNITS       UNITS      INCREASE      UNITS        UNITS      INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)     ISSUED     REDEEMED    (DECREASE)
----------------------------------------------------- ---------- ------------ ------------ ----------- ------------ ------------
AB VPS Growth and Income Portfolio (b)                   81,980   (6,280,798)  (6,198,818)    296,267   (1,101,203)    (804,936)
AB VPS Growth Portfolio (b)                               2,180      (11,212)      (9,032)         --           (5)          (5)
AB VPS Large Cap Growth Portfolio (b)                   182,658   (8,066,312)  (7,883,654)    481,086   (1,377,602)    (896,516)
AB VPS Small/Mid Cap Value Portfolio (b)                 71,796   (1,545,832)  (1,474,036)     85,105     (310,722)    (225,617)
AB VPS Value Portfolio (b)                               48,901     (557,081)    (508,180)     24,769     (143,577)    (118,808)
Delaware VIP International Value Equity Series (b)      144,033   (3,652,967)  (3,508,934)    183,740     (460,130)    (276,390)
Delaware VIP Smid Cap Core Series (a) (b)               119,545   (1,755,781)  (1,636,236)    155,591     (412,254)    (256,663)
Deutsche Capital Growth VIP (b)                         103,313   (3,180,364)  (3,077,051)    144,016     (523,129)    (379,113)
Deutsche CROCI(R) U.S. VIP (a) (b)                       13,012     (586,602)    (573,590)    145,486     (186,883)     (41,397)
Deutsche Small Cap Index VIP                                 --           (3)          (3)         --           (4)          (4)
Eaton Vance VT Floating-Rate Income Fund                 79,183     (186,442)    (107,259)    587,057     (941,043)    (353,986)
Fidelity VIP Asset Manager(SM) Portfolio (b)             56,162   (3,478,285)  (3,422,123)    104,155     (567,800)    (463,645)
Fidelity VIP Contrafund(R) Portfolio (b)                118,571   (5,819,824)  (5,701,253)    416,573     (996,725)    (580,152)
Fidelity VIP Equity-Income Portfolio (b)                126,220   (9,429,214)  (9,302,994)    387,074   (1,719,276)  (1,332,202)
Fidelity VIP Growth & Income Portfolio (b)                  914     (108,306)    (107,392)         --          (11)         (11)
Fidelity VIP Growth Opportunities Portfolio (b)          22,464   (1,200,744)  (1,178,280)    130,310     (278,574)    (148,264)
Fidelity VIP Growth Portfolio (b)                       116,538   (9,377,676)  (9,261,138)    452,529   (1,457,660)  (1,005,131)
Fidelity VIP High Income Portfolio (b)                  105,075   (4,519,167)  (4,414,092)    274,466     (816,487)    (542,021)
Fidelity VIP Mid Cap Portfolio (b)                       67,177   (1,519,771)  (1,452,594)     65,152     (276,079)    (210,927)
Fidelity VIP Overseas Portfolio (b)                     113,055   (4,405,170)  (4,292,115)    256,039     (636,299)    (380,260)
Fidelity VIP Value Strategies Portfolio (b)              22,266     (641,931)    (619,665)     28,571     (114,947)     (86,376)
FT VIP Franklin Growth and Income VIP Fund (b)           50,580   (1,348,156)  (1,297,576)     77,832     (146,865)     (69,033)
FT VIP Franklin Large Cap Growth VIP Fund (b)            41,783     (333,717)    (291,934)     15,491      (64,056)     (48,565)
FT VIP Franklin Mutual Shares VIP Fund (b)               36,671   (1,424,133)  (1,387,462)    124,772     (350,001)    (225,229)
FT VIP Franklin Small Cap Value VIP Fund (b)                 45       (9,729)      (9,684)        794       (1,521)        (727)

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                     2017                                  2016
                                                      ------------------------------------ -------------------------------------
                                                                                  NET                                   NET
                                                        UNITS       UNITS      INCREASE      UNITS        UNITS      INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)     ISSUED     REDEEMED    (DECREASE)
----------------------------------------------------- ---------- ------------ ------------ ----------- ------------ ------------
FT VIP Franklin Small-Mid Cap Growth VIP Fund (b)       117,808   (5,826,902)  (5,709,094)    278,876     (817,376)    (538,500)
FT VIP Templeton Foreign VIP Fund (b)                   132,700   (2,456,941)  (2,324,241)    221,323     (467,351)    (246,028)
Global Atlantic BlackRock Allocation Portfolio (b)      988,926      (15,684)     973,242          --           --           --
Global Atlantic BlackRock Disciplined Core
  Portfolio (b)                                       9,310,722     (204,375)   9,106,347          --           --           --
Global Atlantic BlackRock Disciplined
  International Core Portfolio (b)                    2,844,536      (24,450)   2,820,086          --           --           --
Global Atlantic BlackRock Disciplined Mid Cap
  Growth Portfolio (b)                                1,687,262      (25,013)   1,662,249          --           --           --
Global Atlantic BlackRock Disciplined Small Cap
  Portfolio (b)                                           6,560          (34)       6,526          --           --           --
Global Atlantic BlackRock Disciplined U.S. Core
  Portfolio (b)                                          15,950           --       15,950          --           --           --
Global Atlantic BlackRock Disciplined Value
  Portfolio Class I (b)                               7,888,367     (106,836)   7,781,531          --           --           --
Global Atlantic BlackRock Disciplined Value
  Portfolio Class II (b)                                 24,407           --       24,407          --           --           --
Global Atlantic BlackRock High Yield Portfolio (b)    1,555,104      (10,597)   1,544,507          --           --           --
Global Atlantic Goldman Sachs Large Cap Growth
  Insights Portfolio (b)                                306,323       (6,506)     299,817          --           --           --
Global Atlantic Goldman Sachs Mid Cap Value
  Insights Portfolio (b)                                592,551       (5,714)     586,837          --           --           --
Goldman Sachs VIT Core Fixed Income Fund                386,053     (984,273)    (598,220)    624,404   (1,518,182)    (893,778)
Goldman Sachs VIT Equity Index Fund                     283,282   (1,228,314)    (945,032)    414,202   (1,715,140)  (1,300,938)
Goldman Sachs VIT Global Trends Allocation Fund          28,110      (64,688)     (36,578)    128,264     (162,330)     (34,066)
Goldman Sachs VIT Government Money Market Fund        4,817,611   (2,117,153)   2,700,458   3,952,515   (4,834,727)    (882,212)
Goldman Sachs VIT Growth Opportunities Fund              68,362     (489,417)    (421,055)    181,470     (659,763)    (478,293)

--------
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                     2017                                  2016
                                                      ------------------------------------ -------------------------------------
                                                                                  NET                                   NET
                                                        UNITS       UNITS      INCREASE      UNITS        UNITS      INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)     ISSUED     REDEEMED    (DECREASE)
----------------------------------------------------- ---------- ------------ ------------ ----------- ------------ ------------
Goldman Sachs VIT High Quality Floating Rate Fund       183,271     (561,419)    (378,148)    357,939     (973,404)    (615,465)
Goldman Sachs VIT Mid Cap Value Fund                     75,612     (528,013)    (452,401)    256,126     (845,795)    (589,669)
Goldman Sachs VIT Strategic Growth Fund                 113,067   (1,560,588)  (1,447,521)    448,281   (1,796,917)  (1,348,636)
Goldman Sachs VIT Strategic International Equity
  Fund                                                  172,867   (1,090,638)    (917,771)    696,873   (1,401,514)    (704,641)
Goldman Sachs VIT U.S. Equity Insights Fund             282,269   (1,369,625)  (1,087,356)    507,659   (1,620,155)  (1,112,496)
Invesco V.I. American Franchise Fund                     65,939     (389,657)    (323,718)    105,841     (409,973)    (304,132)
Invesco V.I. Core Equity Fund                           104,556     (293,330)    (188,774)    143,887     (615,729)    (471,842)
Invesco V.I. Global Health Care Fund                     58,355     (252,481)    (194,126)    352,864     (513,585)    (160,721)
Invesco V.I. Mid Cap Growth Fund                         10,037      (23,150)     (13,113)     12,350      (27,358)     (15,008)
Invesco V.I. Value Opportunities Fund                    38,196     (277,388)    (239,192)     84,750     (382,616)    (297,866)
Janus Henderson Enterprise Portfolio (a)                    902         (902)          --          --           --           --
Janus Henderson Forty Portfolio (a)                          --           (1)          (1)         --           (1)          (1)
Janus Henderson Overseas Portfolio (a)                       --           (5)          (5)         --           (6)          (6)
Janus Henderson Research Portfolio (a)                   49,824     (461,522)    (411,698)    193,744     (794,138)    (600,394)
MFS(R) Mid Cap Growth Series                             16,455     (115,687)     (99,232)     21,982      (46,250)     (24,268)
MFS(R) New Discovery Series                              39,481     (154,615)    (115,134)    230,786     (420,715)    (189,929)
MFS(R) Total Return Series                               75,444     (230,461)    (155,017)    158,693     (510,379)    (351,686)
MFS(R) Utilities Series                                  23,249     (136,162)    (112,913)    149,557     (249,751)    (100,194)
Oppenheimer Capital Appreciation Fund/VA                 15,455      (70,588)     (55,133)     35,472     (129,087)     (93,615)
Oppenheimer Conservative Balanced Fund/VA               159,394      (96,104)      63,290     370,343     (313,504)      56,839
Oppenheimer Global Fund/VA                              339,494     (490,083)    (150,589)    176,283     (388,424)    (212,141)
Oppenheimer Global Strategic Income Fund/VA              57,363     (201,203)    (143,840)    252,448     (462,762)    (210,314)
Oppenheimer Main Street Fund(R)/VA                       17,354      (29,529)     (12,175)     56,109     (119,599)     (63,490)
Pioneer Emerging Markets VCT Portfolio (c)              295,516   (3,005,995)  (2,710,479)    533,968     (767,865)    (233,897)
Pioneer Real Estate Shares VCT Portfolio                 51,661     (277,788)    (226,127)    146,484     (360,709)    (214,225)

--------
(a) Name change. See Note 1.
(c) Fund liquidation. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                     2017                                  2016
                                                      ------------------------------------ -------------------------------------
                                                                                  NET                                   NET
                                                        UNITS       UNITS      INCREASE      UNITS        UNITS      INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)     ISSUED     REDEEMED    (DECREASE)
----------------------------------------------------- ---------- ------------ ------------ ----------- ------------ ------------
T. Rowe Price International Stock Portfolio             143,966     (659,022)    (515,056)    300,274     (930,887)    (630,613)

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2017 were as follows:

INVESTMENT PORTFOLIOS                                                         PURCHASES           SALES
-------------------------------------------------------------------------  ----------------  ----------------
AB VPS Growth and Income Portfolio (b)                                     $     1,336,871   $    14,633,307
AB VPS Growth Portfolio (b)                                                          4,839            22,381
AB VPS Large Cap Growth Portfolio (b)                                              730,913        11,911,474
AB VPS Small/Mid Cap Value Portfolio (b)                                           360,237         5,183,662
AB VPS Value Portfolio (b)                                                          92,595         1,038,969
Delaware VIP International Value Equity Series (b)                                 584,886        13,456,747
Delaware VIP Smid Cap Core Series (a) (b)                                          493,592         4,248,778
Deutsche Capital Growth VIP (b)                                                    335,281         3,387,351
Deutsche CROCI(R) U.S. VIP (a) (b)                                                  31,709         1,002,690
Deutsche Small Cap Index VIP                                                           967               145
Eaton Vance VT Floating-Rate Income Fund                                           187,860           278,499
Fidelity VIP Asset Manager(SM) Portfolio (b)                                     1,050,306        11,061,411
Fidelity VIP Contrafund(R) Portfolio (b)                                           862,891        17,066,815
Fidelity VIP Equity-Income Portfolio (b)                                         1,167,285        65,018,690
Fidelity VIP Growth & Income Portfolio (b)                                           6,205           244,422
Fidelity VIP Growth Opportunities Portfolio (b)                                    257,057         2,234,098
Fidelity VIP Growth Portfolio (b)                                                3,842,394        72,154,850
Fidelity VIP High Income Portfolio (b)                                             309,259        16,758,580
Fidelity VIP Mid Cap Portfolio (b)                                                 419,628         5,602,012
Fidelity VIP Overseas Portfolio (b)                                                193,617        13,835,441
Fidelity VIP Value Strategies Portfolio (b)                                        336,212         1,645,618
FT VIP Franklin Growth and Income VIP Fund (b)                                     407,641         3,007,890
FT VIP Franklin Large Cap Growth VIP Fund (b)                                      130,929           719,181
FT VIP Franklin Mutual Shares VIP Fund (b)                                         225,996         3,033,113
FT VIP Franklin Small Cap Value VIP Fund (b)                                         2,040            28,472
FT VIP Franklin Small-Mid Cap Growth VIP Fund (b)                                  899,479         9,227,569
FT VIP Templeton Foreign VIP Fund (b)                                              307,556         4,372,214
Global Atlantic BlackRock Allocation Portfolio (b)                               9,850,986           171,739
Global Atlantic BlackRock Disciplined Core Portfolio (b)                        93,187,066         2,249,484
Global Atlantic BlackRock Disciplined International Core Portfolio (b)          28,254,695           280,147
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (b)              17,125,356           273,897
Global Atlantic BlackRock Disciplined Small Cap Portfolio (b)                       66,480               402
Global Atlantic BlackRock Disciplined U.S. Core Portfolio (b)                      164,161                99
Global Atlantic BlackRock Disciplined Value Portfolio Class I (b)               79,286,410         1,216,001
Global Atlantic BlackRock Disciplined Value Portfolio Class II (b)                 252,701                96
Global Atlantic BlackRock High Yield Portfolio (b)                              15,342,649           117,097
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio (b)            3,063,402            72,439
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio (b)               6,070,992            64,737
Goldman Sachs VIT Core Fixed Income Fund                                         1,207,147         2,555,124
Goldman Sachs VIT Equity Index Fund                                              5,332,430         8,419,881
Goldman Sachs VIT Global Trends Allocation Fund                                     39,763            81,889

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

INVESTMENT PORTFOLIOS                                                         PURCHASES           SALES
-------------------------------------------------------------------------  ----------------  ----------------
Goldman Sachs VIT Government Money Market Fund                             $     6,236,810   $     2,764,428
Goldman Sachs VIT Growth Opportunities Fund                                      3,038,651         3,747,366
Goldman Sachs VIT High Quality Floating Rate Fund                                  361,840         1,196,868
Goldman Sachs VIT Mid Cap Value Fund                                             2,141,583         3,835,206
Goldman Sachs VIT Strategic Growth Fund                                          2,514,424         6,537,113
Goldman Sachs VIT Strategic International Equity Fund                              471,797         2,277,570
Goldman Sachs VIT U.S. Equity Insights Fund                                      6,129,026         6,447,189
Invesco V.I. American Franchise Fund                                               434,281           662,528
Invesco V.I. Core Equity Fund                                                      324,051           405,482
Invesco V.I. Global Health Care Fund                                               284,436           543,723
Invesco V.I. Mid Cap Growth Fund                                                    40,569            50,187
Invesco V.I. Value Opportunities Fund                                               46,612           454,403
Janus Henderson Enterprise Portfolio (a)                                             2,000             1,994
Janus Henderson Forty Portfolio (a)                                                    297                37
Janus Henderson Overseas Portfolio (a)                                                 281               123
Janus Henderson Research Portfolio (a)                                             100,051           624,745
MFS(R) Mid Cap Growth Series                                                        61,376           227,207
MFS(R) New Discovery Series                                                        132,197           393,480
MFS(R) Total Return Series                                                         281,051           454,293
MFS(R) Utilities Series                                                            197,047           533,792
Oppenheimer Capital Appreciation Fund/VA                                           148,118           149,568
Oppenheimer Conservative Balanced Fund/VA                                          236,733           144,074
Oppenheimer Global Fund/VA                                                         951,365         1,332,405
Oppenheimer Global Strategic Income Fund/VA                                         34,873            92,450
Oppenheimer Main Street Fund(R)/VA                                                  58,137            73,547
Pioneer Emerging Markets VCT Portfolio (c)                                         507,127         5,654,906
Pioneer Real Estate Shares VCT Portfolio                                           623,695         1,113,726
T. Rowe Price International Stock Portfolio                                        799,717         1,460,149

--------
(a) Name change. See Note 1.
(c) Fund liquidation. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
AB VPS GROWTH AND INCOME PORTFOLIO (b)
2017                                    --      2.37      2.34          --      1.26        1.45        1.75     15.05       15.27
2016                             6,198,818      2.06      2.03  12,572,379      0.82        1.45        1.75      8.99        9.14
2015                             7,003,754      1.89      1.86  12,976,087      1.17        1.45        1.75     (0.35)      (0.04)
2014                             8,159,468      1.90      1.86  15,123,880      1.10        1.45        1.75      7.38        7.71
2013                            10,144,521      1.77      1.72  17,460,011      1.15        1.45        1.75     32.24       32.64
AB VPS GROWTH PORTFOLIO (b)
2017                                    --      2.02      2.02          --       N/A        0.65        0.65     32.89       32.89
2016                                 9,032      1.52      1.52      13,721       N/A        0.65        0.65      0.00        0.00
2015                                 9,037      1.52      1.52      13,702       N/A        0.65        0.65      8.11        8.11
2014                                 9,042      1.40      1.40      12,680       N/A        0.65        0.65     12.22       12.22
2013                                 9,046      1.25      1.25      11,306      0.03        0.65        0.65     32.85       32.85
AB VPS LARGE CAP GROWTH PORTFOLIO (b)
2017                                    --      2.45      1.93          --       N/A        1.45        1.75     29.63       30.41
2016                             7,883,654      1.89      1.48   9,031,531       N/A        1.45        1.75      0.53        0.68
2015                             8,780,170      1.88      1.47   9,969,475       N/A        1.45        1.75      8.91        9.25
2014                            10,184,609      1.72      1.34  10,582,923       N/A        1.45        1.75     11.85       12.19
2013                            11,762,995      1.54      1.20  10,892,987       N/A        1.45        1.75     34.60       35.01

--------
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
AB VPS SMALL/MID CAP VALUE PORTFOLIO (b)
2017                                    --      3.40      3.40          --      0.24        1.45        1.45      9.68        9.68
2016                             1,474,036      3.10      3.10   4,563,563      0.35        1.45        1.45     23.02       23.02
2015                             1,699,653      2.50      2.52   4,278,548      0.51        1.45        1.50     (7.11)      (7.06)
2014                             1,878,126      2.69      2.71   5,086,996      0.47        1.45        1.50      7.31        7.37
2013                             2,273,942      2.51      2.52   5,736,482      0.41        1.45        1.50     35.57       35.64
AB VPS VALUE PORTFOLIO (b)
2017                                    --      1.86      1.86          --      1.16        1.45        1.45     10.06       10.06
2016                               508,180      1.69      1.69     857,617      1.43        1.45        1.45      9.74        9.74
2015                               626,988      1.53      1.54     964,638      1.91        1.45        1.50     (8.56)      (8.52)
2014                               660,734      1.67      1.68   1,111,210      1.65        1.45        1.50      9.11        9.17
2013                               747,243      1.53      1.54   1,151,181      2.01        1.45        1.50     34.44       34.51
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (b)
2017                                    --      2.05      3.72          --      1.57        1.45        1.45     19.88       20.00
2016                             3,508,934      1.71      3.10  10,818,078      1.67        1.45        1.45      3.01        2.65
2015                             3,785,324      1.66      3.02  11,363,414      1.99        1.45        1.45     (0.97)      (0.97)
2014                             4,235,312      1.68      3.05  12,841,450      1.34        1.45        1.45    (10.00)     (10.00)
2013                             4,692,687      1.86      3.38  15,813,438      1.56        1.45        1.45     21.00       21.01
DELAWARE VIP SMID CAP CORE SERIES (a) (b)
2017                                    --      4.20      3.27          --      0.09        1.45        1.50     13.82       13.94
2016                             1,636,236      3.69      2.87   3,487,334       N/A        1.45        1.50      6.34        6.30
2015                             1,892,899      3.47      2.70   3,787,868      0.16        1.45        1.50      5.70        5.75
2014                             2,058,179      3.28      2.55   3,895,795       N/A        1.45        1.50      1.33        1.38
2013                             2,296,021      3.24      2.52   4,285,654       N/A        1.45        1.50     38.86       38.93
DEUTSCHE CAPITAL GROWTH VIP (b)
2017                                    --      2.82      1.72          --      0.73        1.45        1.50     21.03       21.13
2016                             3,077,051      2.33      1.42   2,699,825      0.81        1.45        1.50      2.64        2.90
2015                             3,456,164      2.27      1.38   2,952,227      0.70        1.45        1.50      6.99        7.04
2014                             3,757,098      2.12      1.29   2,998,523      0.64        1.45        1.50     11.28       11.33
2013                             4,238,180      1.90      1.16   3,037,963      1.27        1.45        1.50     32.63       32.69

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
DEUTSCHE CROCI(R) U.S. VIP (a) (b)
2017                                    --      1.57      1.72          --      1.56        1.45        1.50     17.16       17.81
2016                               573,590      1.34      1.46     836,578      0.99        1.45        1.50     (5.63)      (5.81)
2015                               614,987      1.42      1.55     951,780      1.44        1.45        1.50     (8.27)      (8.22)
2014                               665,594      1.55      1.69   1,122,270      1.69        1.45        1.50      9.05        9.11
2013                               765,797      1.42      1.55   1,183,532      1.96        1.45        1.50     28.93       29.00
DEUTSCHE SMALL CAP INDEX VIP
2017                                 6,732      3.36      3.36      22,645      0.95        0.65        0.65     13.51       13.51
2016                                 6,735      2.96      2.96      19,945      1.07        0.65        0.65     20.33       20.33
2015                                 6,739      2.46      2.46      16,597      1.03        0.65        0.65     (5.22)      (5.22)
2014                                 6,742      2.60      2.60      17,519      0.95        0.65        0.65      4.06        4.06
2013                                 6,746      2.50      2.50      16,844      1.61        0.65        0.65     37.74       37.74
EATON VANCE VT FLOATING-RATE INCOME FUND
2017                             2,257,036      1.36      1.38   3,118,261      3.26        1.45        1.50      1.49        1.47
2016                             2,364,295      1.34      1.36   3,205,325      3.48        1.45        1.50      7.20        7.94
2015                             2,718,281      1.25      1.26   3,432,453      3.34        1.45        1.50     (2.48)      (2.43)
2014                             3,231,854      1.28      1.29   4,182,467      3.15        1.45        1.50     (0.94)      (0.89)
2013                             3,299,920      1.29      1.31   4,308,732      3.49        1.45        1.50      2.29        2.34
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO (b)
2017                                    --      1.75      3.19          --      0.36        1.45        1.45     10.76       10.76
2016                             3,422,123      1.58      2.88   9,819,217      1.43        1.45        1.45      1.28        1.41
2015                             3,885,768      1.56      2.84  10,976,743      1.44        1.45        1.45     (1.31)      (1.31)
2014                             4,924,115      1.58      2.88  14,100,354      1.50        1.45        1.45      4.30        4.30
2013                             5,138,291      1.51      2.76  14,097,423      1.54        1.45        1.45     14.03       14.03

--------
(a) Name change. See Note 1.
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (b)
2017                                    --      2.93      2.93          --      0.17        1.45        1.45     16.73       16.73
2016                             5,701,253      2.51      2.51  14,287,844      0.60        1.45        1.45      6.36        6.36
2015                             6,281,405      2.65      2.36  14,829,387      0.77        1.45        1.50     (1.09)      (1.04)
2014                             7,013,713      2.68      2.39  16,732,714      0.71        1.45        1.50      9.98       10.04
2013                             7,943,656      2.44      2.17  17,222,780      0.82        1.45        1.50     28.99       29.06
FIDELITY VIP EQUITY-INCOME PORTFOLIO (b)
2017                                    --      2.24      7.01          --      0.13        1.45        1.75      6.16        6.86
2016                             9,302,994      2.11      6.56  60,044,197      2.23        1.45        1.75     15.93       16.31
2015                            10,635,196      1.82      5.64  58,967,748      3.03        1.45        1.75     (5.65)      (5.36)
2014                            12,220,769      1.93      5.96  71,685,339      2.72        1.45        1.75      6.82        7.14
2013                            13,909,445      1.80      5.57  76,192,719      2.45        1.45        1.75     25.91       26.29
FIDELITY VIP GROWTH & INCOME PORTFOLIO (b)
2017                                    --      2.25      2.25          --      0.06        0.65        0.65      9.76        9.76
2016                               107,392      2.05      2.05     219,810      1.62        0.65        0.65     15.17       15.17
2015                               107,403      1.78      1.78     191,063      1.92        0.65        0.65     (3.17)      (3.17)
2014                               107,412      1.84      1.84     197,338      1.59        0.65        0.65      9.51        9.51
2013                               107,422      1.68      1.68     180,216      1.71        0.65        0.65     32.38       32.38
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (b)
2017                                    --      1.87      2.29          --      0.05        1.45        1.45     29.86       30.11
2016                             1,178,280      1.44      1.76   1,697,432      0.05        1.45        1.45     (1.37)      (1.68)
2015                             1,326,544      1.46      1.79   1,937,892      0.00        1.45        1.45      3.82        3.75
2014                             1,390,972      1.41      1.72   1,957,355      0.01        1.45        1.45     10.32       10.32
2013                             2,593,815      1.28      1.56   3,308,112      0.04        1.45        1.45     35.55       35.59
FIDELITY VIP GROWTH PORTFOLIO (b)
2017                                    --      2.58      8.02          --      0.12        1.45        1.75     31.63       32.13
2016                             9,261,138      1.96      6.07  54,409,981      0.04        1.45        1.75     (1.01)      (0.65)
2015                            10,266,269      1.98      6.11  60,637,742      0.25        1.45        1.75      5.30        5.62
2014                            11,468,934      1.88      5.78  64,164,698      0.18        1.45        1.75      9.35        9.68
2013                            13,045,840      1.72      5.27  66,614,464      0.28        1.45        1.75     33.95       34.36

--------
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
FIDELITY VIP HIGH INCOME PORTFOLIO (b)
2017                                    --      2.43      3.76          --      0.56        1.45        1.75      4.74        5.32
2016                             4,414,092      2.32      3.57  15,575,956      5.17        1.45        1.75     12.62       12.97
2015                             4,956,113      2.06      3.16  15,484,813      6.33        1.45        1.75     (5.31)      (5.02)
2014                             5,430,595      2.17      3.33  17,856,685      5.43        1.45        1.75     (0.61)      (0.31)
2013                             5,960,868      2.19      3.34  19,664,216      5.63        1.45        1.75      4.09        4.41
FIDELITY VIP MID CAP PORTFOLIO (b)
2017                                    --      3.68      3.68          --      0.12        1.45        1.45     13.58       13.58
2016                             1,452,594      3.24      3.24   4,704,191      0.30        1.45        1.45     10.20       10.20
2015                             1,663,521      2.92      2.94   4,883,936      0.23        1.45        1.50     (3.10)      (3.06)
2014                             1,951,942      3.01      3.03   5,911,399      0.02        1.45        1.50      4.44        4.49
2013                             2,222,247      2.88      2.90   6,440,624      0.27        1.45        1.50     33.83       33.90
FIDELITY VIP OVERSEAS PORTFOLIO (b)
2017                                    --      2.22      3.22          --      0.02        1.45        1.50     24.72       24.81
2016                             4,292,115      1.78      2.58  10,922,148      1.41        1.45        1.50     (6.81)      (6.52)
2015                             4,672,375      1.91      2.76  12,704,172      1.29        1.45        1.50      2.07        2.12
2014                             5,338,419      1.87      2.70  14,212,781      1.25        1.45        1.50     (9.46)      (9.41)
2013                             5,950,342      2.06      2.98  17,486,818      1.32        1.45        1.50     28.48       28.55
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (b)
2017                                    --      2.56      2.56          --      0.22        1.45        1.45     14.29       14.29
2016                               619,665      2.24      2.24   1,391,063      0.89        1.45        1.45      7.69        7.69
2015                               706,041      2.07      2.08   1,471,605      0.83        1.45        1.50     (4.64)      (4.59)
2014                               806,464      2.17      2.18   1,761,906      0.77        1.45        1.50      4.92        4.97
2013                               939,836      2.07      2.08   1,956,141      0.65        1.45        1.50     28.23       28.30
FT VIP FRANKLIN GROWTH AND INCOME VIP FUND (b)
2017                                    --      1.84      2.22          --      5.78        1.45        1.45     12.88       12.69
2016                             1,297,576      1.63      1.97   2,550,015      2.57        1.45        1.45     10.14       10.06
2015                             1,366,609      1.48      1.79   2,441,380      3.44        1.45        1.45     (2.35)      (2.35)
2014                             1,548,699      1.51      1.83   2,827,872      2.37        1.45        1.45      7.55        7.55
2013                             1,718,035      1.41      1.70   2,916,877      2.67        1.45        1.45     27.73       27.73

--------
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
FT VIP FRANKLIN LARGE CAP GROWTH VIP FUND (b)
2017                                    --      2.16      2.16          --      0.63        1.45        1.45     26.32       26.32
2016                               291,934      1.71      1.71     500,467       N/A        1.45        1.45     (3.39)      (3.39)
2015                               340,499      1.77      1.77     603,121      0.27        1.45        1.45      4.09        4.09
2014                               342,549      1.70      1.70     582,899      1.09        1.45        1.45     10.83       10.83
2013                               368,740      1.54      1.54     566,152      1.05        1.45        1.45     26.77       26.77
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (b)
2017                                    --      2.09      2.55          --      2.24        0.65        1.45      5.56        6.25
2016                             1,387,462      1.98      2.40   2,795,031      1.97        0.65        1.45     14.45       15.38
2015                             1,612,691      1.72      2.08   2,832,676      3.07        0.65        1.50     (6.36)      (5.56)
2014                             1,675,546      1.84      2.21   3,138,317      1.96        0.65        1.50      5.51        6.43
2013                             1,869,096      1.74      2.07   3,310,697      2.03        0.65        1.50     26.34       27.43
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (b)
2017                                    --      2.83      2.96          --      0.52        1.45        1.75      8.02        8.03
2016                                 9,684      2.62      2.74      26,037      0.81        1.45        1.75     27.80       28.04
2015                                10,411      2.05      2.14      21,875      0.63        1.45        1.75     (9.01)      (8.73)
2014                                10,863      2.25      2.34      25,055      0.61        1.45        1.75     (1.19)      (0.89)
2013                                11,535      2.28      2.36      26,898      1.29        1.45        1.75     33.85       34.26
FT VIP FRANKLIN SMALL-MID CAP GROWTH VIP FUND (b)
2017                                    --      2.78      2.06          --       N/A        1.45        1.50     19.31       19.77
2016                             5,709,094      2.33      1.72   7,587,363       N/A        1.45        1.50      2.64        2.38
2015                             6,247,594      2.27      1.68   8,101,878       N/A        1.45        1.50     (4.12)      (4.07)
2014                             6,986,894      2.37      1.75   9,444,107       N/A        1.45        1.50      5.86        5.91
2013                             8,091,270      2.24      1.65  10,323,704       N/A        1.45        1.50     36.08       36.15
FT VIP TEMPLETON FOREIGN VIP FUND (b)
2017                                    --      1.69      1.77          --      2.57        1.45        1.75     11.18       11.32
2016                             2,324,241      1.52      1.59   3,686,807      1.94        1.45        1.75      5.56        6.00
2015                             2,570,269      1.44      1.50   3,859,958      3.18        1.45        1.75     (8.13)      (7.85)
2014                             2,644,375      1.57      1.63   4,309,517      1.86        1.45        1.75    (12.69)     (12.42)
2013                             2,936,705      1.80      1.86   5,464,780      2.42        1.45        1.75     20.82       21.19

--------
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
GLOBAL ATLANTIC BLACKROCK ALLOCATION PORTFOLIO (b)
2017                               973,242     10.17     10.17   9,895,161       N/A        1.45        1.45      1.70        1.70
GLOBAL ATLANTIC BLACKROCK DISCIPLINED CORE PORTFOLIO (b)
2017                             9,106,347     10.35     10.37  94,312,889       N/A        0.65        1.75      3.50        3.70
GLOBAL ATLANTIC BLACKROCK DISCIPLINED INTERNATIONAL CORE PORTFOLIO (b)
2017                             2,820,086     10.17     10.18  28,700,561       N/A        1.45        1.75      1.70        1.80
GLOBAL ATLANTIC BLACKROCK DISCIPLINED MID CAP GROWTH PORTFOLIO (b)
2017                             1,662,249     10.33     10.33  17,165,800       N/A        1.45        1.50      3.30        3.30
GLOBAL ATLANTIC BLACKROCK DISCIPLINED SMALL CAP PORTFOLIO (b)
2017                                 6,526     10.19     10.20      66,544       N/A        1.45        1.75      1.90        2.00
GLOBAL ATLANTIC BLACKROCK DISCIPLINED U.S. CORE PORTFOLIO (b)
2017                                15,950     10.37     10.38     165,374       N/A        0.65        1.45      3.70        3.80
GLOBAL ATLANTIC BLACKROCK DISCIPLINED VALUE PORTFOLIO CLASS I (b)
2017                             7,781,531     10.41     10.42  81,057,602       N/A        1.45        1.75      4.10        4.20
GLOBAL ATLANTIC BLACKROCK DISCIPLINED VALUE PORTFOLIO CLASS II (b)
2017                                24,407     10.44     10.44     254,801       N/A        0.65        0.65      4.40        4.40
GLOBAL ATLANTIC BLACKROCK HIGH YIELD PORTFOLIO (b)
2017                             1,544,507      9.89      9.90  15,287,219       N/A        1.45        1.75     (1.10)      (1.00)
GLOBAL ATLANTIC GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS PORTFOLIO (b)
2017                               299,817     10.28     10.28   3,081,210       N/A        1.45        1.45      2.80        2.80
GLOBAL ATLANTIC GOLDMAN SACHS MID CAP VALUE INSIGHTS PORTFOLIO (b)
2017                               586,837     10.40     10.40   6,101,182       N/A        1.45        1.45      4.00        4.00
GOLDMAN SACHS VIT CORE FIXED INCOME FUND
2017                             7,836,102      1.46      2.72  21,093,047      2.60        1.45        1.50      1.39        1.49
2016                             8,434,322      1.44      2.68  22,328,811      2.02        1.45        1.50      1.41        1.52
2015                             9,328,100      1.42      2.64  24,403,539      2.40        1.45        1.50     (1.24)      (1.19)
2014                            10,884,237      1.44      2.68  28,829,741      2.69        1.45        1.50      4.03        4.08
2013                            12,340,469      1.38      2.57  31,421,013      2.45        1.45        1.50     (2.83)      (2.78)

--------
(b) Fund Substitution. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
GOLDMAN SACHS VIT EQUITY INDEX FUND
2017                            10,089,075      2.63      7.24  71,701,821      1.53        1.45        1.50     19.55       19.47
2016                            11,034,107      2.20      6.06  65,550,021      2.18        1.45        1.50      9.45        9.98
2015                            12,335,045      2.01      5.51  66,695,815      1.73        1.45        1.50     (0.57)      (0.52)
2014                            13,938,823      2.02      5.54  75,775,769      1.59        1.45        1.50     11.52       11.58
2013                            15,750,348      1.81      4.97  76,766,810      1.63        1.45        1.50     29.85       29.92
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND
2017                               163,048      1.28      1.28     208,272      0.27        1.45        1.45     11.30       11.30
2016                               199,626      1.15      1.15     228,733      0.27        1.45        1.45      3.60        3.60
2015                               233,692      1.11      1.11     260,408      0.12        1.45        1.45     (7.18)      (7.18)
2014                                61,643      1.20      1.20      74,007      0.22        1.45        1.45      2.44        2.44
2013                                 8,106      1.17      1.17       9,500      0.04        1.45        1.45     11.92       11.92
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND
2017                            16,102,095      0.91      1.34  21,514,217      0.52        1.45        1.75     (1.09)      (0.74)
2016                            13,401,637      0.92      1.35  18,041,835      0.04        1.45        1.75     (2.13)      (1.46)
2015                            14,283,849      0.94      1.37  19,494,808      0.01        1.45        1.75     (1.75)      (1.44)
2014                            13,804,250      0.95      1.39  19,102,719      0.01        1.45        1.75     (1.75)      (1.44)
2013                            15,672,539      0.97      1.41  22,017,246      0.01        1.45        1.75     (1.74)      (1.44)
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
2017                             3,505,766      3.63      8.15  28,430,245       N/A        1.45        1.45     25.17       25.19
2016                             3,926,821      2.90      6.51  25,452,280       N/A        1.45        1.45     (0.34)      (0.15)
2015                             4,405,114      3.35      6.52  28,524,669       N/A        1.45        1.50     (6.63)      (6.58)
2014                             4,988,491      3.59      6.97  34,552,611       N/A        1.45        1.50      9.43        9.49
2013                             5,781,005      3.28      6.37  36,576,812       N/A        1.45        1.50     30.21       30.28
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND
2017                             4,231,779      1.25      2.20   9,204,419      1.25        1.45        1.75      0.00        0.00
2016                             4,609,927      1.25      2.20  10,018,570      0.98        1.45        1.75     (0.79)      (0.45)
2015                             5,225,392      1.26      2.21  11,413,076      0.44        1.45        1.75     (2.16)      (1.87)
2014                             5,925,252      1.29      2.25  13,195,978      0.30        1.45        1.75     (1.84)      (1.54)
2013                             7,006,742      1.31      2.28  15,833,920      0.50        1.45        1.75     (1.35)      (1.05)

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017                             4,462,028      3.16      7.37  32,634,233      0.48        1.45        1.75      8.97        9.19
2016                             4,914,429      2.90      6.75  32,896,230      1.12        1.45        1.75     11.54       11.75
2015                             5,504,098      2.60      6.04  32,982,380      0.11        1.45        1.75    (11.11)     (10.84)
2014                             6,172,597      2.93      6.78  41,494,530      0.75        1.45        1.75     11.30       11.64
2013                             7,034,870      2.63      6.07  42,366,944      0.59        1.45        1.75     30.24       30.63
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2017                            11,719,088      2.36      4.63  53,618,815      0.26        1.45        1.75     28.26       28.25
2016                            13,166,609      1.84      3.61  46,574,737      0.38        1.45        1.75      0.00        0.28
2015                            14,515,245      1.84      3.60  51,241,028      0.10        1.45        1.75      1.34        1.65
2014                            16,303,653      1.82      3.54  56,651,971      0.12        1.45        1.75     11.40       11.74
2013                            18,465,506      1.63      3.17  57,458,088      0.16        1.45        1.75     29.69       30.09
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
2017                             9,208,610      1.56      2.19  19,999,185      1.60        1.45        1.75     23.81       24.43
2016                            10,126,381      1.26      1.76  17,680,697      1.79        1.45        1.75     (4.55)      (4.35)
2015                            10,831,022      1.32      1.84  19,749,171      1.36        1.45        1.75     (0.99)      (0.69)
2014                            11,919,820      1.33      1.85  21,887,557      3.30        1.45        1.75     (9.32)      (9.04)
2013                            12,965,440      1.47      2.04  26,176,597      1.55        1.45        1.75     21.56       21.93
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
2017                             8,265,956      2.28      5.66  46,069,808      1.14        1.45        1.75     21.93       22.25
2016                             9,353,312      1.87      4.63  42,089,785      1.07        1.45        1.75      8.09        8.69
2015                            10,465,808      1.73      4.26  43,277,173      1.06        1.45        1.75     (2.15)      (1.85)
2014                            11,655,099      1.76      4.34  49,159,705      1.12        1.45        1.75     14.15       14.50
2013                            13,515,337      1.55      3.79  49,879,914      0.87        1.45        1.75     34.83       35.24
INVESCO V.I. AMERICAN FRANCHISE FUND
2017                             2,688,187      2.14      1.72   4,646,158      0.08        1.45        1.75     25.15       25.55
2016                             3,011,905      1.71      1.37   4,147,241       N/A        1.45        1.75      0.59        0.74
2015                             3,316,037      1.70      1.36   4,528,506       N/A        1.45        1.75      3.17        3.48
2014                             3,947,699      1.65      1.31   5,207,204      0.04        1.45        1.75      6.54        6.87
2013                             4,407,649      1.55      1.23   5,438,915      0.43        1.45        1.75     37.69       38.11

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
INVESCO V.I. CORE EQUITY FUND
2017                             2,572,618      1.86      1.56   3,477,951      1.04        1.45        1.75     11.38       11.43
2016                             2,761,392      1.67      1.40   3,348,263      0.75        1.45        1.75      8.44        8.53
2015                             3,233,234      1.54      1.29   3,606,562      1.11        1.45        1.75     (7.42)      (7.14)
2014                             3,607,355      1.67      1.39   4,332,538      0.80        1.45        1.75      6.25        6.58
2013                             4,454,511      1.57      1.30   5,016,504      1.36        1.45        1.75     26.99       27.38
INVESCO V.I. GLOBAL HEALTH CARE FUND
2017                             1,641,960      2.33      2.28   3,540,301      0.37        1.45        1.50     14.22       14.00
2016                             1,836,086      2.04      2.00   3,467,968       N/A        1.45        1.50    (12.82)     (12.66)
2015                             1,996,807      2.34      2.29   4,322,531       N/A        1.45        1.50      1.62        1.67
2014                             3,239,308      2.31      2.26   6,894,889       N/A        1.45        1.50     17.87       17.93
2013                             2,840,467      1.96      1.91   5,127,636      0.69        1.45        1.50     38.43       38.50
INVESCO V.I. MID CAP GROWTH FUND
2017                               162,121      2.19      2.19     354,978       N/A        1.45        1.45     20.33       20.33
2016                               175,234      1.82      1.82     318,729       N/A        1.45        1.45     (1.09)      (1.09)
2015                               190,242      1.84      1.84     349,122       N/A        1.45        1.45     (0.42)      (0.42)
2014                               186,067      1.84      1.84     342,909       N/A        1.45        1.45      6.13        6.13
2013                               227,991      1.74      1.74     395,904      0.22        1.45        1.45     34.62       34.62
INVESCO V.I. VALUE OPPORTUNITIES FUND
2017                             1,903,795      1.57      1.64   3,125,521      0.02        1.45        1.75     15.44       15.49
2016                             2,142,987      1.36      1.42   3,045,151      0.08        1.45        1.75     16.24       16.39
2015                             2,440,853      1.17      1.22   2,984,639      2.27        1.45        1.75    (12.22)     (11.95)
2014                             2,664,844      1.34      1.39   3,700,908      1.14        1.45        1.75      4.52        4.84
2013                             3,073,743      1.28      1.32   4,071,677      1.20        1.45        1.75     30.94       31.34
JANUS HENDERSON ENTERPRISE PORTFOLIO (a)
2017                                    --      2.42      2.42          --       N/A        0.65        0.65     26.04       26.04
2016                                    --        --        --          --       N/A         N/A         N/A       N/A         N/A
2015                                    --        --        --          --       N/A         N/A         N/A       N/A         N/A
2014                                    --        --        --          --       N/A         N/A         N/A       N/A         N/A
2013                                    --        --        --          --       N/A         N/A         N/A       N/A         N/A

--------
(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
JANUS HENDERSON FORTY PORTFOLIO (a)
2017                                 1,980      2.94      2.94       5,823       N/A        0.65        0.65     28.95       28.95
2016                                 1,981      2.28      2.28       4,510       N/A        0.65        0.65      1.33        1.33
2015                                 1,982      2.25      2.25       4,456       N/A        0.65        0.65     11.20       11.20
2014                                 1,983      2.02      2.02       4,009      0.03        0.65        0.65      7.76        7.76
2013                                 1,984      1.88      1.88       3,722      0.58        0.65        0.65     30.02       30.02
JANUS HENDERSON OVERSEAS PORTFOLIO (a)
2017                                10,612      1.83      1.83      19,423      1.59        0.65        0.65     29.79       29.79
2016                                10,617      1.41      1.41      14,953      4.66        0.65        0.65     (7.24)      (7.24)
2015                                10,623      1.52      1.52      16,141      0.52        0.65        0.65     (9.39)      (9.39)
2014                                10,629      1.68      1.68      17,824      2.98        0.65        0.65    (12.67)     (12.67)
2013                                10,634      1.92      1.92      20,421      3.07        0.65        0.65     13.53       13.53
JANUS HENDERSON RESEARCH PORTFOLIO (a)
2017                             3,403,523      2.47      1.70   4,714,208      0.24        1.45        1.50     26.02       25.00
2016                             3,815,221      1.96      1.36   4,200,656      0.38        1.45        1.50     (1.51)      (0.73)
2015                             4,415,615      1.99      1.37   4,913,580      0.45        1.45        1.50      3.50        3.55
2014                             4,983,654      1.92      1.32   5,353,129      0.22        1.45        1.50     11.04       11.10
2013                             5,611,332      1.73      1.19   5,423,219      0.65        1.45        1.50     28.05       28.11
MFS(R) MID CAP GROWTH SERIES
2017                               195,007      2.04      2.04     398,316       N/A        1.45        1.45     24.39       24.39
2016                               294,239      1.64      1.64     481,375       N/A        1.45        1.45      3.14        3.14
2015                               318,507      1.59      1.59     505,412       N/A        1.45        1.45      2.92        2.92
2014                               395,985      1.53      1.54     610,526       N/A        1.45        1.50      6.93        6.98
2013                               417,351      1.43      1.44     601,457       N/A        1.45        1.50     35.16       35.23
MFS(R) NEW DISCOVERY SERIES
2017                               884,464      2.63      2.63   2,323,253       N/A        1.45        1.45     24.64       24.64
2016                               999,598      2.11      2.11   2,108,802       N/A        1.45        1.45      7.11        7.11
2015                             1,189,527      1.97      1.97   2,340,485       N/A        1.45        1.45     (3.56)      (3.56)
2014                             1,287,775      2.04      2.04   2,627,464       N/A        1.45        1.45     (8.84)      (8.84)
2013                             1,561,057      2.24      2.24   3,493,738       N/A        1.45        1.45     39.16       39.17

--------
(a) Name change. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
MFS(R) TOTAL RETURN SERIES
2017                             1,753,619      1.99      1.99   3,487,309      2.14        1.45        1.45     10.56       10.56
2016                             1,908,636      1.80      1.80   3,437,693      2.70        1.45        1.45      7.14        7.14
2015                             2,260,322      1.68      1.68   3,796,380      2.26        1.45        1.45     (2.02)      (2.02)
2014                             2,967,634      1.71      1.71   5,087,187      1.68        1.45        1.45      6.67        6.67
2013                             2,745,734      1.61      1.61   4,412,581      1.64        1.45        1.45     17.02       17.02
MFS(R) UTILITIES SERIES
2017                               739,419      3.82      3.82   2,827,847      4.05        1.45        1.45     12.68       12.68
2016                               852,332      3.39      3.39   2,888,677      3.63        1.45        1.45      9.71        9.71
2015                               952,526      3.09      3.09   2,944,875      3.38        1.45        1.45    (16.01)     (15.99)
2014                             1,437,234      3.68      3.68   5,289,459      1.87        1.45        1.45     10.84       10.84
2013                             1,067,619      3.32      3.32   3,545,033      2.06        1.45        1.45     18.47       18.47
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
2017                               682,381      2.06      2.06   1,404,813      0.01        1.45        1.45     24.85       24.85
2016                               737,514      1.65      1.65   1,217,759      0.12        1.45        1.45     (4.07)      (4.07)
2015                               831,129      1.71      1.72   1,427,053       N/A        1.45        1.50      1.72        1.77
2014                               998,147      1.68      1.69   1,684,042      0.18        1.45        1.50     13.40       13.46
2013                             1,131,470      1.48      1.49   1,682,556      0.75        1.45        1.50     27.49       27.55
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA
2017                               613,172      1.43      1.43     876,386      1.65        1.45        1.45      7.52        7.52
2016                               549,882      1.33      1.33     731,928      2.19        1.45        1.45      3.10        3.10
2015                               493,043      1.29      1.29     634,444      2.07        1.45        1.45     (0.89)      (0.90)
2014                               567,050      1.30      1.30     736,240      1.77        1.45        1.45      6.45        6.45
2013                               741,110      1.22      1.22     903,938      2.17        1.45        1.45     11.20       11.20
OPPENHEIMER GLOBAL FUND/VA
2017                             1,483,679      2.90      2.90   4,306,130      0.71        1.45        1.45     34.26       34.26
2016                             1,634,268      2.16      2.16   3,530,315      0.77        1.45        1.45     (1.82)      (1.82)
2015                             1,846,409      2.18      2.20   4,053,476      1.07        1.45        1.50      2.12        2.17
2014                             1,933,933      2.14      2.15   4,155,507      0.88        1.45        1.50      0.52        0.58
2013                             2,065,334      2.12      2.14   4,412,479      1.16        1.45        1.50     25.09       25.15

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                           -------------------                       ----------------------------------
                                           UNIT FAIR UNIT FAIR            INVESTMENT   EXPENSE     EXPENSE     TOTAL      TOTAL
                                            VALUES    VALUES                INCOME      RATIOS     RATIOS     RETURNS    RETURNS
                                            LOWEST    HIGHEST     NET       RATIOS    LOWEST (%) HIGHEST (%) LOWEST (%) HIGHEST (%)
                                   UNITS    ($)(5)    ($)(5)   ASSETS ($)  (%)(1)(4)  (2)(4)(5)   (2)(4)(5)   (3)(4)(5)  (3)(4)(5)
                                ---------- --------- --------- ---------- ---------- ----------- ----------- ---------- -----------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
2017                             1,959,216      0.44      0.44     859,810      1.99        1.45        1.45      4.76        4.76
2016                             2,103,056      0.42      0.42     883,071      4.61        1.45        1.45      5.00        5.00
2015                             2,313,370      0.40      0.40     927,563      5.48        1.45        1.50     (3.95)      (3.90)
2014                             2,563,441      0.41      0.42   1,069,589      3.97        1.45        1.50      0.96        1.00
2013                             3,061,697      0.41      0.41   1,264,808      4.59        1.45        1.50     (1.86)      (1.81)
OPPENHEIMER MAIN STREET FUND(R)/VA
2017                               381,963      2.32      2.32     884,588      1.03        1.45        1.45     15.42       15.42
2016                               394,138      2.01      2.01     794,045      0.85        1.45        1.45      9.24        9.24
2015                               457,628      1.82      1.84     840,416      0.65        1.45        1.50      1.56        1.61
2014                               442,963      1.80      1.81     800,585      0.59        1.45        1.50      8.74        8.80
2013                               527,752      1.65      1.66     876,711      0.88        1.45        1.50     29.47       29.53
PIONEER EMERGING MARKETS VCT PORTFOLIO (c)
2017                                    --      3.10      2.64          --       N/A        1.45        1.50     26.53       26.92
2016                             2,710,479      2.45      2.08   4,050,655      0.19        1.45        1.50      4.26        4.52
2015                             2,944,376      2.35      1.99   4,220,287      3.80        1.45        1.50    (16.83)     (16.79)
2014                             2,992,010      2.82      2.39   5,152,660      0.20        1.45        1.50    (14.11)     (14.06)
2013                             3,524,875      3.28      2.79   7,059,116      0.92        1.45        1.50     (3.66)      (3.61)
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
2017                             1,203,780      4.01      4.04   4,832,482      2.28        1.45        1.45      1.78        1.76
2016                             1,429,907      3.94      3.97   5,638,025      3.19        1.45        1.45      4.23        4.20
2015                             1,644,132      3.78      3.81   6,216,243      2.03        1.45        1.45      3.00        3.00
2014                             1,911,682      3.67      3.70   7,017,069      2.30        1.45        1.45     28.67       28.67
2013                             2,307,017      2.85      2.87   6,581,351      2.13        1.45        1.45      0.07        0.07
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2017                             5,273,537      2.20      2.30  12,077,549      1.08        1.45        1.50     25.71       26.37
2016                             5,788,593      1.75      1.82  10,520,156      1.02        1.45        1.50      0.57        0.55
2015                             6,419,206      1.74      1.81  11,590,257      0.89        1.45        1.50     (2.39)      (2.34)
2014                             7,257,758      1.78      1.86  13,416,611      1.01        1.45        1.50     (2.72)      (2.67)
2013                             8,074,300      1.83      1.91  15,335,362      0.84        1.45        1.50     12.34       12.40

--------
(c) Fund liquidation. See Note 1.

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

--------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements forSeparate Account VA-K of Commonwealth Annuity and Life Insurance Company

     Financial Statements Included in Part C
     None

(b)  EXHIBITS

EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3   (a)     Underwriting and Administrative Services Agreement between
                    Commonwealth Annuity and Life Insurance Company, Forethought
                    Distributors, LLC and Global Atlantic Financial Company was filed on April 24, 2017 in Post-Effective Amendment No. 12 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

            (b) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

            (c) Form of Service Agreement among Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

            (d) Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

            (e) Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Epoch Securities was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

            (f) Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth was previously filed on April 30, 2015 in Post-Effective Amendment No. 36 (Registration Statement No.
                    033-39702/811-06293), and is incorporated by reference herein.

EXHIBIT 4   (a)     Specimen Application Form A was previously filed on April
                    24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form
                    B was previously filed on April 30, 1996 in Post-Effective
                    Amendment No. 11, and is incorporated by reference herein.

                    Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on

                    April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241 -01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

                    TSA Endorsement 4012-07 (Rev. 12-08) was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post- Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

EXHIBIT 7   (a)     Variable Annuity GMDB Reinsurance Agreement between
                    Commonwealth Annuity and Life Insurance Company and (Canada
                    Life) effective as of December 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34
                    (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

            (b) Variable Annuity GMDB Reinsurance Agreement between Commonwealth Annuity and Life Insurance Company and (Canada
                    Life) effective as of March 31, 2012 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

            (c) Recapture and Release Agreement by and between Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed herewith.

            (d) Coinsurance and Modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed herewith.

EXHIBIT 8   (a)     Amendment to the Delaware VIP Trust Participation Agreement
                    dated December 31, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32
                    (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811- 6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

            (b) Amendment dated May 1, 2013 to the Participation Agreement with T. Rowe Price was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

            (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the

                    Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

            (d) Amendment No. 1 dated April 30, 2010 and Amendment to the Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein

                    Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

            (e) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated August 16, 2010 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

            (f) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

            (g) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                    Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

            (h) Supplement dated April 29, 2012 to Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Deutsche Investment Management Americas Inc (formerly Scudder Investments Inc.) and DWS Investments Distributors, Inc. (formerly Scudder Distributors) was previously filed on April 25, 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Participation Agreements (SVS I and SVS II) dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

            (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                    Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

            (j) Eaton Vance Participation Agreement dated February 15, 2001 was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

            (k) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Pre- Effective Amendment No. 1 (Registration Statement No.
                    33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

            (l) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to the Amended and

                    Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                    Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 Post- Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                    Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

                    The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 (Registration Statement No. 333-11377/811-7799), and is incorporated by reference herein.

            (m) Amendment dated May 1, 2012, Amendment dated May 1, 2011, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                    Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                    Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

            (n) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 were previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and are incorporated by reference herein.

            (o) Participation Agreement dated October 19, 2017 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC is filed herewith.

            (p) Third Party Administrator Agreement (TPA) between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated April 1, 2013 was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

            (q) Work Assignment dated April 1, 2013 by and between se2,Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

EXHIBIT 9           Opinion of Counsel is filed herewith.

EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

EXHIBIT 11          None.

EXHIBIT 12          None.

EXHIBIT 99          Powers of Attorney.

            (a)     Power of Attorney for Robert Arena is filed herewith.
            (b) Power of Attorney for Nicholas H. von Moltke is filed herewith.
            (c)     Power of Attorney for David Jacoby is filed herewith.
            (d)     Power of Attorney for John J. Fowler is filed herewith.
            (e)     Power of Attorney for Peter Cai is filed herewith.
            (f)     Power of Attorney for Hanben Kim Lee is filed herewith.
            (g)     Power of Attorney for Gilles M. Dellaert is filed herewith.
            (h)     Power of Attorney for Eric D. Todd is filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

       4 World Trade Center, 51st Floor
       150 Greenwich Street
       New York, NY 10007

*Denotes Board of Directors

   (1) 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089
   (2) P.O. Box 1842, Wilson, WY 83014
   (3) 20 Guest Street, Brighton, MA 02135
   (4) 19 Par-La-Ville Road,  Hamilton HM 11, Bermuda
   (5) One Forethought Center, Batesville, IN  47006
   (6) 10 West Market Street, Suite 2300, Indianapolis, IN 46204
   (7) 3200 Southwest Freeway, Suite 1300, Houston, TX 77027
   (8) 215 10th Street, 11th Floor, Des Moines, IA 50309

NAME                                                                    POSITION OR OFFICE WITH DEPOSITOR
----------------------------------------------   --------------------------------------------------------------------------------
Robert Arena* (1)                                Director, Chairman of the Board and Executive Vice President
Nicholas H. von Moltke*                          Director, President and Chief Executive Officer
Hanben Kim Lee*                                  Director and Executive Vice President
Gilles M. Dellaert*                              Director and Chief Investment Officer
Eric D. Todd* (6)                                Director, Managing Director
David Wilken* (8)                                Director
Peter Cai*                                       Director and Chief Risk Officer
Kathleen M. Redgate (3)                          Chief Operating Officer
John J. Fowler (3)                               Chief Financial Officer
Brian Hendry                                     Chief Audit Committee

Daniel O'Shea (1)                                Chief Human Resource Officer
David Jacoby                                     Chief Accounting Officer
Lori LaForge (1)                                 Chief Marketing Officer
Samuel Ramos                                     Chief Legal Officer, General Counsel and Secretary
Justin MacNeil (3)                               Managing Director and Assistant Treasurer
Scott D. Silverman (4)                           Managing Director and Assistant Secretary
Deva Mishra                                      Managing Director
Mark Buono                                       Managing Director
Mark Elming (8)                                  Managing Director
Paul Vambutas                                    Managing Director
Phillip Sherrill                                 Managing Director
Jonathan Hecht                                   Managing Director
Mary Cavanaugh (3)                               Managing Director
Paul Mistretta                                   Managing Director
April Galda (4)                                  Managing Director
Gary Silber                                      Senior Vice President, Assistant General Counsel and Assistant Secretary
Jane S. Grosso (4)                               Senior Vice President and Controller
John Giamalis (1)                                Senior Vice President and Treasurer
Robert J. Egan (3)                               Senior Vice President and Chief Actuary and Valuation Actuary
Sarah Patterson (1)                              Senior Vice President, Associate General Counsel and Assistant Secretary
Maureen Henderson (8)                            Senior Vice President, Associate General Counsel and Assistant Secretary
Virginia H. Johnson (3)                          Senior Vice President, Associate General Counsel and Assistant Secretary
Kevin Kimmerling (5)                             Senior Vice President, Assistant General Counsel and Assistant Secretary
Cathy L. Wildt (5)                               Senior Vice President
Dean Pentikis                                    Senior Vice President
Jason M. Roach (3)                               Senior Vice President
Larry E. Mitzman (6)                             Senior Vice President
Debra Casey (3)                                  Senior Vice President
Susan Fiengo (1)                                 Senior Vice President
Sarah Williams                                   Senior Vice President
Kenneth J. Bohrer (5)                            Senior Vice President
Mark Erickson                                    Senior Vice President
Kevin Leavey (3)                                 Vice President and Product Actuary
Natalie Wagner (3)                               Vice President, SEC 38a-1 Chief Compliance Officer, Privacy Officer, AML
                                                 Officer and SUI Officer
Margot K. Wallin (3)                             Vice President and Chief Compliance Officer
Elizabeth Gioia (1)                              Vice President, Assistant General Counsel and Assistant Secretary
Tonya Maxwell (8)                                Vice President

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%------100%----
                                                         |                  |
                                                         |                  |
                                                    ------------      ------------
                                                    |  GLOBAL  |      | ARIEL RE |
                                                    | ATLANTIC |      |(HOLDINGS)|
                                                    | FINANCIAL|      |  LIMITED |
                                                    |   LIFE   |      | (Bermuda)|
                                                    |  LIMITED |      ------------
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           |
                                                  -------------------
                                                  | COMMONWEALTH RE |
                                                  |  MIDCO LIMITED  |
                                                  |    (Bermuda)    |
                                                  -------------------
                                                           |
                                                           |
                                                           |
          -------------------------------------------------------
          |                               |                     |
         100%                            100%                  100%
          |                               |                     |
    -------------------         ----------------------          |
    | GLOBAL ATLANTIC |         | GLOBAL ATLANTIC RE |          |
    |   RE LIMITED    |         |    II LIMITED      |          |
    |   (BERMUDA)     |         |    (BERMUDA)       |          |
    -------------------         ----------------------          |
                                                           ------------
                                                           |  GLOBAL  |
                                                           | ATLANTIC |
                          ---------------------------------|  (FIN)   |--------
                          |                                | COMPANY  |       |
                          |                                |(Delaware)|       |
                          |                                ------------       |
                          |                                           |       |
                          |                                          100%     |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
     -------------------------------------                            |       |
     |                |                  |                            |       |
    100%             100%               100%                          |       |
     |                |                  |                            |       |
--------------- ------------------ ------------------                 |       |
|  FORELIFE   | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC |                 |       |
|   AGENCY,   | |   INVESTMENT   | | DISTRIBUTORS,  |                 |       |
|    INC.     | |   ADVISORS,    | |     LLC        |                 |       |
|  (Indiana)  | |      LLC       | |  (Delaware)    |                 |       |
|             | |   (Indiana)    | |                |                 |       |
--------------- ------------------ ------------------                 |       |
                                                                      |       |
                                                                      |       |
                                                                      |       |
                                                          -----------------   |
                                                          | COMMONWEALTH  |   |
                                                          |   ANNUITY &   |   |
                                                          |     LIFE      |   |
                                                          |   INSURANCE   |   |
                                                          |    COMPANY    |   |
                                                          |(Massachusetts)|   |
                                                          -----------------   |---------------------
                                                                    |                   |          |
                       --------------------------------------------------------         |          |
                       |                    |               |                 |         |          |
                      100%                 100%            100%              100%       |          |
                       |                    |               |                 |         |          |
             ---------------      ---------------   -----------------   ------------    |          |
             | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
             |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
             |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
             |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
             | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                   |              ---------------   ------------------        |         |          |  |   RISK   |
                   |                     |                                    |         |          |  | ADVISORS,|
         ----------------------          |                                    |         |          |  |   L.P.   |
         |                    |         100%                                  |         |          |  |(Delaware)|
        100%                 100%        |                                    |         |          |  ------------
         |                    |          |                                    |         |          |
--------------   -----------------  --------------                            |         |          |
|  CONSUMER  |   |     FLIC      |  | FORETHOUGHT |                           |         |          |
|  PIPELINE  |   |   PROPERTIES, |  |  HOLDINGS,  |                           |         |          |
|  TRUST II  |   |      LLC      |  |    LLC      |                           |         |          |
| (DELAWARE) |   |   (Indiana)   |  |  (Indiana)  |                           |         |          |
--------------   -----------------  ---------------                           |         |          |
                                                                              |        10%         |  ------------
                                                                              |         |        100% | GA RISK  |
                                                                              |         |          |  | ADVISORS,|
                                                                              |         |          ---|   INC.   |
                                                                              |         |          |  |(Delaware)|
                                                                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Global Atlantic                        100%
Life Insurance Company                             (Fin) Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Consumer Pipeline          Invests in loan assets  Forethought Life                       100%
Trust II                                           Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Global Atlantic                        100%
                           preneed permit          (Fin) Company
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Company
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Global Atlantic                        100%
Distributors, LLC          Broker-dealer           (Fin) Company
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Service Company         Global Atlantic (Fin)                  100%
Equipment Management,                              Company
LLC
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re MidCo                  100%
Company                    company for L&A         Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Company
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Global Atlantic (Fin)                  100%
Investment                 registered with SEC     Company
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re II      Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Company
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         Limited liability       Accordia Life and                       90%  Global Atlantic (Fin)            10%
                           company with limited    Annuity Company                              Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 28, 2018, there were 10,628 Contract holders of qualified Contracts and 4,469 Contract holders of non-qualified Contracts.

ITEM 28.    INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) Global Atlantic Distributors, LLC also acts as a principal underwriter for the following:

      - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

      - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      (b) Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

                 4 World Trade Center, 51st Floor
                 150 Greenwich Street
                 New York, NY 10007

      (1) 20 Guest Street, Brighton, MA  02135
      (2) 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089
      (3) 4405 Cox Road, Suite 150, Glen Allen, VA  23060
      (4) 10 West Market Street, Suite 2300, Indianapolis, IN 46204

                                                        POSITION OR OFFICE WITH
NAME                                                          UNDERWRITER
--------------------------------------  --------------------------------------------------------
Robert M. Arena(2)                      President, Manager
Jeffrey Harpel (3)                      Chief Financial Officer
Margot K. Wallin (1)                    Senior Vice President and Chief Compliance Officer
Samuel Ramos                            General Counsel and Secretary
Virginia H. Johnson (1)                 Assistant Secretary
Sarah Patterson (2)                     Assistant Secretary
John J. Fowler (1)                      Treasurer
Justin MacNeil (1)                      Assistant Treasurer
Paula Nelson (2)                        Head of Distribution, Manager
Dean Siegel (2)                         Vice President
Ronald Hensel (2)                       Vice President
Eric Todd (4)                           Manager

(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Global Atlantic Distributors, LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                                                (2) NET
(1) NAME OF                                  UNDERWRITING
PRINCIPAL                                    DISCOUNTS AND       (3) COMPENSATION        (4) BROKERAGE           (5) OTHER
UNDERWRITER                                   COMMISSIONS          ON REDEMPTION          COMMISSIONS           COMPENSATION
----------------------------------------  --------------------  --------------------  --------------------  ---------------------
Global Atlantic Distributors, LLC                None                  None                   N/A                   N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Global Atlantic Distributors, LLC, the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2017. No other commission or other compensation was received by Global Atlantic Distributors, LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by the Registrant through Global Atlantic Financial Group, at its office at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31. MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include in the prospectus a toll-free number to obtain a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP- 6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

      Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Brighton, and Commonwealth of Massachusetts, on the 26th day of April, 2018.

                            SEPARATE ACCOUNT VA-K OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 By: /s/ Sarah M. Patterson
                     --------------------------------------------------
                 Sarah M. Patterson, Senior Vice President, Associate General Counsel, and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

        SIGNATURES                                          TITLE                                     DATE
----------------------------   -------------------------------------------------------------   ------------------
Robert Arena*                  Director, Chairman of the Board and Executive Vice President    April 26, 2018
----------------------------

Nicholas H. von Moltke*        Director, President and Chief Executive Officer
----------------------------

David Jacoby*                  Chief Accounting Officer
----------------------------

John J. Fowler*                Chief Financial Officer
----------------------------

Peter Cai*                     Director and Chief Risk Officer
----------------------------

Hanben Kim Lee*                Director and Executive Vice President
----------------------------

Gilles M. Dellaert*            Director and Chief Investment Officer
----------------------------

Eric D. Todd*                  Director and Managing Director
----------------------------

*Sarah M. Patterson, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 20, 2018 duly executed by such persons.

/s/ Sarah M. Patterson
---------------------------------------
Sarah M. Patterson, Attorney-in-Fact

(033-39702) Exec Annuity Plus/Allmerica Advantage

                                 EXHIBIT TABLE

Exhibit 8(o) Participation Agreement dated October 19, 2017 by and between Commonwealth Annuity and Life Insurance Company, Forethought Variable Insurance Trust, Northern Lights Distributor, LLC, and Global Atlantic Investment Advisors, LLC.

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Registered Public Accounting Firm

Exhibit 99(a)     Directors' Power of Attorney for Robert Arena

Exhibit 99(b)     Directors' Power of Attorney for Nicholas H. von Moltke

Exhibit 99(c)     Directors' Power of Attorney for David Jacoby

Exhibit 99(d)     Directors' Power of Attorney for John J. Fowler

Exhibit 99(e)     Directors' Power of Attorney for Peter Cai

Exhibit 99(f)     Directors' Power of Attorney for Hanben Kim Lee

Exhibit 99(g)     Directors' Power of Attorney for Gilles M. Dellaert

Exhibit 99(h)     Directors' Power of Attorney for Eric D. Todd